UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08821
Rydex Variable Trust
(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard, M. Goldman, President
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 301-296-5100
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments	Asset Allocation Funds
March 31, 2011 (Unaudited)	All-Asset Conservative Strategy Fund

	Shares	Value
MUTUAL FUNDS†,1 - 77.2%
SBL Fund — Series E (U.S. Intermediate Bond Series) *	175,495	$2,288,449
RVT — U.S. Long Short Momentum Fund *	71,819	983,916
RVT — Multi-Hedge Strategies Fund*	44,397	954,098
SBL Fund — Series P (High Yield Series)*	33,862	939,659
SBL Fund — Series B (Large Cap Value Series)*	21,253	588,067
SBL Fund — Series Y (Large Cap Concentrated Growth Series)*	55,305	586,787
RSF — Long Short Interest Rate Strategy Fund — H Class	19,975	498,766
RSF — Event Driven and Distressed Strategies Fund — H Class	13,955	374,819
SBL Fund — Series D (Global Series)*	26,249	276,668
RSF — Alternative Strategies Fund — H Class	9,794	249,444
RSF — Long Short Equity Strategy Fund — H Class	7,192	190,934
SBL Fund — Series V (Mid Cap Value Series)*	2,830	179,085
SBL Fund — Series J (Mid Cap Growth Series)*	5,636	177,351
RSF — Long/Short Commodities Strategy Fund - H Class	3,664	100,205
RVT — Real Estate Fund	2,485	69,834
SBL Fund — Series Q (Small Cap Value Series)*	1,435	53,153
SBL Fund — Series X (Small Cap Growth Series)*	2,603	53,146
RVT — Commodities Strategy Fund*	3,271	48,941

Total Mutual Funds (Cost $7,291,028)		8,613,322

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 - 22.4%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$2,497,899	$2,497,899

Total Repurchase Agreement (Cost $2,497,899)		2,497,899

Total Investments - 99.6% (Cost $9,788,927)		$11,111,221
Cash & Other Assets, Less Liabilities - 0.4%		46,079

Total Net Assets - 100.0%		$11,157,300

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $252,945)	3	$7,805
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $462,438)	7	7,802
June 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,049,695)	9	(2,795)

(Total Aggregate Value of Contracts $1,765,078)		$12,812

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Affiliated security.

2	Repurchase Agreement — See Note 2.

RSF	Rydex Series Funds

RVT	Rydex Variable Trust

SBL	Security Benefit Life

Schedule of Investments	Asset Allocation Funds
March 31, 2011 (Unaudited)	All-Asset Moderate Strategy Fund

	Shares	Value
MUTUAL FUNDS† - 79.9%
SBL Fund — Series E (U.S. Intermediate Bond Series)*	301,377	$3,929,957
RVT — U.S. Long Short Momentum Fund*	176,802	2,422,193
SBL Fund — Series Y (Large Cap Concentrated Growth Series)*	155,611	1,651,032
SBL Fund — Series B (Large Cap Value Series)*	59,272	1,640,064
SBL Fund — Series D (Global Series)*	146,117	1,540,078
RVT — Multi-Hedge Strategies Fund*	57,653	1,238,954
RSF — Long Short Interest Rate Strategy Fund — H Class	37,497	936,298
RSF — Event Driven and Distressed Strategies Fund — H Class	22,811	612,714
SBL Fund — Series V (Mid Cap Value Series)*	8,054	509,553
SBL Fund — Series J (Mid Cap Growth Series)*	16,177	509,079
RSF — Long Short Equity Strategy Fund — H Class	13,149	349,102
RSF — Alternative Strategies Fund — H Class	13,695	348,818
SBL Fund — Series P (High Yield Series)*	11,732	325,564
RSF — Long/Short Commodities Strategy Fund - H Class	10,977	300,221
SBL Fund — Series X (Small Cap Growth Series)*	10,345	211,245
SBL Fund — Series Q (Small Cap Value Series)*	5,657	209,519
RVT — Commodities Strategy Fund*	11,854	177,333
RVT — Real Estate Fund	3,606	101,336

Total Mutual Funds (Cost $14,088,047)		17,013,060

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2-18.8%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$4,007,328	$4,007,328

Total Repurchase Agreement
(Cost $4,007,328)		4,007,328

Total Investments - 98.7% (Cost $18,095,375)		$21,020,388
Cash & Other Assets, Less Liabilities - 1.3%		276,794

Total Net Assets - 100.0%		$21,297,182

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,114,000)	32	$29,757
June 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $421,575)	5	4,747
June 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $933,063)	8	(3,570)

(Total Aggregate Value of Contracts $3,468,638)		$30,934

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Affiliated security.

2	Repurchase Agreement — See Note 2.

RSF	Rydex Series Funds

RVT	Rydex Variable Trust

SBL	Security Benefit Life

Schedule of Investments	Asset Allocation Funds
March 31, 2011 (Unaudited)	All-Asset Aggressive Strategy Fund

	Shares	Value
MUTUAL FUNDS† - 84.0%
RVT — U.S. Long Short Momentum Fund*	80,092	$1,097,257
SBL Fund — Series D (Global Series)*	80,710	850,679
SBL Fund — Series Y (Large Cap Concentrated Growth Series)*	74,532	790,783
SBL Fund — Series B (Large Cap Value Series)*	28,186	779,908
SBL Fund — Series E (U.S. Intermediate Bond Series)*	57,525	750,122
RSF — Long Short Interest Rate Strategy Fund — H Class	15,309	382,255
RVT — Multi-Hedge Strategies Fund*	14,822	318,535
SBL Fund — Series J (Mid Cap Growth Series)*	7,572	238,289
SBL Fund — Series V (Mid Cap Value Series)*	3,762	238,020
RSF — Event Driven and Distressed Strategies Fund — H Class	7,479	200,873
RSF — Long Short Equity Strategy Fund — H Class	4,683	124,323
RSF — Alternative Strategies Fund — H Class	4,833	123,107
SBL Fund — Series X (Small Cap Growth Series)*	5,865	119,760
SBL Fund — Series Q (Small Cap Value Series)*	3,210	118,895
RSF — Long/Short Commodities Strategy Fund - H Class	3,766	103,011
RVT — Commodities Strategy Fund*	5,365	80,265
SBL Fund — Series P (High Yield Series)*	2,531	70,234
RVT — Real Estate Fund	863	24,262

Total Mutual Funds (Cost $5,049,955)		6,410,578

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 - 15.2%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$1,157,930	$1,157,930

Total Repurchase Agreement (Cost $1,157,930)		1,157,930

Total Investments - 99.2% (Cost $6,207,885)		$7,568,508
Cash & Other Assets, Less Liabilities - 0.8%		63,414

Total Net Assets - 100.0%		$7,631,921

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $924,875)	14	$14,017
June 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $116,633)	1	(1,443)

(Total Aggregate Value of Contracts $1,041,508)		$12,574

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Affiliated security.

2	Repurchase Agreement — See Note 2.

RSF	Rydex Series Funds

RVT	Rydex Variable Trust

SBL	Security Benefit Life

Schedule of Investments	CLS AdvisorOne Funds
March 31, 2011 (Unaudited)	Select Allocation Fund

	Shares	Value
COMMON STOCKS† - 0.6%
Financials - 0.6%
Berkshire Hathaway, Inc. — Class B*	2,710	$226,637

Total Common Stocks
(Cost $157,597)		226,637

EXCHANGE TRADED FUNDS† - 87.7%
United States of America - 60.9%
SPDR S&P 500 ETF Trust	24,400	3,233,244
iShares S&P 500 Index Fund	16,800	2,234,568
SPDR S&P MidCap 400 ETF Trust	11,900	2,136,645
SPDR Barclays Capital High Yield Bond ETF	45,000	1,822,050
iShares iBoxx $ High Yield Corporate Bond Fund	19,800	1,820,808
Vanguard Total Stock Market ETF	20,500	1,408,555
Vanguard Mid-Capital ETF	16,200	1,304,910
Vanguard Small-Capital ETF	16,200	1,279,638
Vanguard Large-Capital ETF	20,700	1,257,939
Vanguard Extended Market ETF	16,200	956,772
iShares Russell 1000 Growth Index Fund	13,700	828,439
Vanguard Growth ETF	11,800	758,740
Powershares QQQ Trust Series 1	12,600	723,618
iShares Russell 2000 Index Fund	8,300	698,611
SPDR Dow Jones Industrial Average ETF Trust	5,500	676,610
iShares Russell Midcap Index Fund	6,000	653,940
Energy Select Sector SPDR Fund	7,200	574,632
SPDR S&P Biotech ETF	7,200	480,744
Vanguard Value ETF	8,400	476,448
iShares S&P MidCap 400 Index Fund	4,400	434,456
RevenueShares Large Capital ETF	16,900	424,866
iShares Barclays Credit Bond Fund	3,700	386,095
iShares Diversified Alternatives Trust	5,871	298,423
Technology Select Sector SPDR Fund	9,000	234,630
Industrial Select Sector SPDR Fund	3,700	139,416
PowerShares DB Base Metals Fund	4,500	109,890
iShares Nasdaq Biotechnology Index Fund	900	90,144
PowerShares DB Oil Fund	2,700	87,102
iShares S&P Global 100 Index Fund	900	58,815
SPDR S&P Oil & Gas Exploration & Production ETF	900	58,050
SPDR S&P Oil & Gas Equipment & Services ETF	900	39,573
Health Care Select Sector SPDR Fund	1,000	33,130
iShares iBoxx Investment Grade Corporate Bond Fund	200	21,640
iShares Barclays Intermediate Credit Bond Fund	200	21,062
Vanguard Intermediate-Term Corporate Bond ETF	200	15,776
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	200	6,540

Total United States of America		25,786,519

International - 10.1%
Vanguard MSCI Emerging Markets ETF	44,300	2,167,156
iShares MSCI Emerging Markets Index Fund	29,000	1,412,010
SPDR S&P BRIC 40 ETF	19,500	575,250
SPDR S&P Emerging Markets SmallCap ETF	2,000	107,720

Total International		4,262,136

Latin American Region - 3.9%
iShares S&P Latin America 40 Index Fund	30,800	1,656,732

China - 3.8%
SPDR S&P China ETF	12,600	1,012,410
iShares FTSE China 25 Index Fund	7,200	323,712
iShares S&P Asia 50 Index Fund	5,400	258,336

Total China		1,594,458

Global - 3.1%
iShares S&P Global Materials Sector Index Fund	5,000	373,000
iShares S&P Global Energy Sector Index Fund	8,100	359,802
Market Vectors Coal ETF	6,300	319,536
iShares S&P Global Industrials Sector Index Fund	3,700	213,823

Total Global		1,266,161

Asian Pacific Region ex Japan - 2.8%
iShares MSCI Pacific ex-Japan Index Fund	17,500	845,600
iShares MSCI All Country Asia ex Japan Index Fund	5,400	340,092

Total Asian Pacific Region ex Japan		1,185,692

Asian Pacific Region - 1.6%
SPDR S&P Emerging Asia Pacific ETF	7,200	613,296
Vanguard MSCI Pacific ETF	1,800	100,494

Total Asian Pacific Region		713,790

Canada - 1.4%
iShares MSCI Canada Index Fund	18,200	612,248

Europe - 0.1%
Vanguard MSCI European ETF	900	46,755

Total Exchange Traded Funds
(Cost $31,759,606)		37,124,491

MUTUAL FUNDS - 1.3%
First American Treasury Obligations Fund††	551,424	551,424

Total Mutual Funds
(Cost $551,424)		551,424

Schedule of Investments	CLS AdvisorOne Funds
March 31, 2011 (Unaudited)	Select Allocation Fund

	Face
	Amount	Value
CORPORATE BONDS†† - 10.5%
Materials — 3.3%
Alcoa, Inc.
5.87% due 02/23/22	$626,000	$640,615
6.75% due 07/15/18	257,000	284,558
Chevron Phillips Chemical Company LLC
8.25% due 06/15/19[1,2]	352,000	420,257
Freeport-McMoRan Copper & Gold, Inc.
8.38% due 04/01/17	45,000	49,612

		1,395,042

Financials — 2.6%
Mutual of Omaha Insurance Co.
6.80% due 06/15/36[1,2]	460,000	465,499
HSBC Finance Corporation
7.00% due 05/15/12	310,000	329,709
Goldman Sachs Group, Inc.
5.95% due 01/15/27	310,000	311,535

		1,106,743

Consumer Discretionary — 1.7%
Nordstrom, Inc.
7.00% due 01/15/38	593,000	702,749

Health Care — 1.0%
Agilent Technologies, Inc.
6.50% due 11/01/17	368,000	410,542

Information Technology - 0.7%
Corning, Inc.
7.25% due 08/15/36	270,000	308,252

Consumer Staples - 0.7%
Bunge, Ltd. Finance Corp.
8.50% due 06/15/19	235,000	279,054

Energy - 0.5%
Sunoco, Inc.
4.88% due 10/15/14	216,000	230,805

Total Corporate Bonds (Cost $3,604,204)		$4,433,187

U.S. GOVERNMENT SECURITIES† - 0.3%
U.S. Treasury Notes
0.88% due 02/29/12	50,000	50,262
1.00% due 10/31/11	50,000	50,230
0.75% due 11/30/11	50,000	50,174

Total U.S. Government Securities
(Cost $150,237)		150,666

Total Investments - 100.4% (Cost $36,223,068)		$42,486,405
Liabilities, Less Cash & Other Assets — (0.4)%		(165,256)

Total Net Assets - 100.0%		$42,321,149

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Security was acquired through a private placement.

2	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $885,756 (cost $762,797), or 2.1% of total net assets.

Schedule of Investments	CLS AdvisorOne Funds
March 31, 2011 (Unaudited)	Amerigo Fund

	Shares	Value
EXCHANGE TRADED FUNDS† - 100.0%
United States of America - 72.3%
SPDR S&P 500 ETF Trust	134,700	$17,849,097
Vanguard Mid-Capital ETF	172,900	13,927,095
iShares Russell Midcap Index Fund	91,900	10,016,181
iShares Russell 1000 Growth Index Fund	150,100	9,076,547
iShares S&P 500 Index Fund	66,400	8,831,864
Powershares QQQ Trust Series 1	153,200	8,798,276
Vanguard Small-Capital ETF	95,300	7,527,747
Vanguard Large-Capital ETF	105,200	6,393,004
SPDR S&P MidCap 400 ETF Trust	35,400	6,356,070
SPDR Dow Jones Industrial Average ETF Trust	51,400	6,323,228
Vanguard Extended Market ETF	100,100	5,911,906
Energy Select Sector SPDR Fund	68,100	5,435,061
iShares Russell Midcap Growth Index Fund	89,200	5,433,172
iShares Russell 2000 Index Fund	60,600	5,100,702
Vanguard Total Stock Market ETF	72,800	5,002,088
iShares S&P 100 Index Fund	68,000	4,033,760
iShares S&P MidCap 400 Index Fund	28,700	2,833,838
RevenueShares Large Capital ETF	105,500	2,652,270
Vanguard Value ETF	28,100	1,593,832
Financial Select Sector SPDR Fund	93,600	1,535,976
iShares Russell 1000 Value Index Fund	16,800	1,153,656
Vanguard Dividend Appreciation ETF	20,100	1,115,952
Health Care Select Sector SPDR Fund	16,800	556,584

Total United States of America		137,457,906

International - 9.1%
Vanguard MSCI Emerging Markets ETF	170,000	8,316,400
iShares MSCI Emerging Markets Index Fund	125,600	6,115,464
SPDR S&P BRIC 40 ETF	51,000	1,504,500
Vanguard FTSE All-World ex-US ETF — Class U	27,000	1,331,640

Total International		17,268,004

China - 5.8%
SPDR S&P China ETF	88,300	7,094,905
iShares FTSE China 25 Index Fund	88,300	3,969,968

Total China		11,064,873

Latin American Region - 2.6%
iShares S&P Latin America 40 Index Fund	92,600	4,980,954

Asian Pacific Region - 2.3%
SPDR S&P Emerging Asia Pacific ETF	51,000	4,344,180

Asian Pacific Region ex Japan - 1.6%
iShares MSCI All Country Asia ex Japan Index Fund	37,400	2,355,452
iShares MSCI Pacific ex-Japan Index Fund	16,500	797,280

Total Asian Pacific Region ex Japan		3,152,732

Canada - 1.5%
iShares MSCI Canada Index Fund	82,100	2,761,844

Global - 1.4%
iShares S&P Global 100 Index Fund	41,000	2,679,350

Germany - 1.3%
iShares MSCI Germany Index Fund	91,800	2,382,210

Sweden - 1.1%
iShares MSCI Sweden Index Fund	64,600	2,118,234

Europe - 0.5%
Vanguard MSCI European ETF	18,600	966,270

Switzerland - 0.5%
iShares MSCI Switzerland Index Fund	34,000	859,860

Total Exchange Traded Funds (Cost $159,872,191)		190,036,417

EXCHANGE TRADED NOTES† - 0.4%
Barclays ETN+long C note	5,100	735,675

Total Exchange Traded Notes (Cost $708,808)		735,675

MUTUAL FUNDS† - 0.6%
First American Treasury Obligations Fund	1,086,207	1,086,207

Total Mutual Funds (Cost $1,086,207)		1,086,207

Total Investments - 101.0% (Cost $161,667,206)		$191,858,299
Liabilities, Less Cash & Other Assets — (1.0)%		(1,882,324)

Total Net Assets - 100.0%		$189,975,975

†	Value determined based on Level 1 inputs — See Note 3.

Schedule of Investments	CLS AdvisorOne Funds
March 31, 2011 (Unaudited)	Clermont Fund

	Shares	Value
COMMON STOCKS† - 0.8%
Financials - 0.8%
Berkshire Hathaway, Inc. — Class B*	7,760	$648,969

Total Common Stocks (Cost $590,216)		648,969

EXCHANGE TRADED FUNDS† - 87.5%
United States of America - 75.3%
iShares Barclays Credit Bond Fund	75,100	7,836,685
SPDR S&P 500 ETF Trust	52,800	6,996,528
iShares iBoxx $ High Yield Corporate Bond Fund	56,900	5,232,524
iShares iBoxx Investment Grade Corporate Bond Fund	44,400	4,804,080
SPDR Barclays Capital High Yield Bond ETF	88,200	3,571,218
Vanguard Total Bond Market ETF	43,800	3,504,876
SPDR S&P MidCap 400 ETF Trust	14,700	2,639,385
Vanguard Total Stock Market ETF	37,000	2,542,270
iShares S&P 500 Index Fund	17,300	2,301,073
Vanguard Mid-Capital ETF	25,600	2,062,080
iShares Diversified Alternatives Trust	39,793	2,022,678
Vanguard Small-Capital ETF	22,500	1,777,275
Vanguard Large-Capital ETF	26,900	1,634,713
SPDR Dow Jones Industrial Average ETF Trust	13,100	1,611,562
Vanguard Extended Market ETF	25,600	1,511,936
iShares Russell Midcap Index Fund	12,600	1,373,274
Powershares QQQ Trust Series 1	22,100	1,269,203
iShares Russell 1000 Growth Index Fund	14,100	852,627
Vanguard Value ETF	13,800	782,736
Energy Select Sector SPDR Fund	9,400	750,214
Vanguard Dividend Appreciation ETF	13,200	732,864
Vanguard Intermediate-Term Corporate Bond ETF	7,800	615,264
RevenueShares Large Capital ETF	21,900	550,566
iShares Russell 2000 Index Fund	6,300	530,271
iShares Barclays Intermediate Credit Bond Fund	4,700	494,957
iShares S&P MidCap 400 Index Fund	4,600	454,204
iShares S&P 100 Index Fund	6,300	373,716
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	6,600	215,820
PIMCO Enhanced Short Maturity Strategy Fund	1,300	131,209
iShares Barclays 1-3 Year Credit Bond Fund — Class 3	900	93,996
Vanguard Intermediate-Term Bond ETF	1,000	81,980
Vanguard Short-Term Corporate Bond ETF	900	69,687
iShares Barclays 3-7 Year Treasury Bond Fund — Class 7	300	34,254
iShares Barclays Aggregate Bond Fund	300	31,539
iShares Barclays 7-10 Year Treasury Bond Fund	300	27,903
SPDR Barclays Capital Short Term Corporate Bond ETF	900	27,297
Vanguard Long-Term Corporate Bond ETF	300	22,998
SPDR Barclays Capital Aggregate Bond ETF	300	16,629
iShares 10+ Year Credit Bond Fund	300	15,723
SPDR Barclays Capital Long Term Credit Bond ETF	300	10,529
iShares S&P 500 Growth Index Fund	100	6,870
iShares S&P 500 Value Index Fund	100	6,331

Total United States of America		59,621,544

International - 7.9%
Vanguard MSCI Emerging Markets ETF	69,000	3,375,480
iShares S&P Global 100 Index Fund	18,700	1,222,045
Vanguard FTSE All-World ex-US ETF — Class U	18,700	922,284
Vanguard Short-Term Bond ETF	3,100	248,496
Vanguard Total World Stock Index Fund ETF	4,700	234,342
iShares MSCI Emerging Markets Index Fund	3,100	150,939

Total International		6,153,586

Asian Pacific Region - 1.7%
SPDR S&P Emerging Asia Pacific ETF	12,600	1,073,268
Vanguard MSCI Pacific ETF	4,700	262,401

Total Asian Pacific Region		1,335,669

Asian Pacific Region ex Japan - 1.0%
iShares MSCI All Country Asia ex Japan Index Fund	12,600	793,548

Europe - 0.6%
Vanguard MSCI European ETF	9,500	493,525

Latin American Region - 0.6%
iShares S&P Latin America 40 Index Fund	8,700	467,973

Germany - 0.4%
iShares MSCI Germany Index Fund	12,500	324,375

Total Exchange Traded Funds (Cost $60,575,488)		69,190,220

Schedule of Investments	CLS AdvisorOne Funds
March 31, 2011 (Unaudited)	Clermont Fund

	Shares	Value
MUTUAL FUND† — 2.4%
First American Treasury Obligation Fund	1,891,827	1,891,827

Total Mutual Fund		1,891,827

	Face
	Amount	Value
CORPORATE BONDS†† - 7.2%
Financials — 2.2%
Mutual of Omaha Insurance Co.
6.80% due 06/15/36[1,2]	$725,000	$733,667
HSBC Finance Corporation
7.00% due 05/15/12	482,000	512,645
Goldman Sachs Group, Inc.
5.95% due 01/15/27	482,000	484,387

		1,730,699

Materials — 1.7%
Alcoa, Inc.
5.87% due 02/23/22	793,000	811,514
Chevron Phillips Chemical Company LLC
8.25% due 06/15/19[1,2]	416,000	496,667
Freeport-McMoRan Copper & Gold, Inc.
8.38% due 04/01/17	50,000	55,125

		1,363,306

Energy — 1.0%
Enogex LLC
6.25% due 03/15/20[1,2]	520,000	558,486
Sunoco, Inc.
4.88% due 10/15/14	237,000	253,245

		811,731

Health Care - 0.8%
Agilent Technologies, Inc.
6.50% due 11/01/17	577,000	643,702

Utilities - 0.7%
Westar Energy, Inc.
6.00% due 07/01/14	468,000	513,872

Industrials - 0.4%
Timken Co.
6.00% due 09/15/14	300,000	330,913

Consumer Staples - 0.4%
Bunge, Ltd. Finance Corp.
8.50% due 06/15/19	274,000	325,365

Total Corporate Bonds (Cost $5,050,506)		$5,719,588

U.S. GOVERNMENT SECURITIES† - 0.8%
U.S. Treasury Notes
0.88% due 02/29/12	100,000	100,523
0.88% due 01/31/12	100,000	100,496
1.00% due 10/31/11	100,000	100,461
1.00% due 09/30/11	100,000	100,402
0.75% due 11/30/11	100,000	100,348
0.88% due 05/31/11	100,000	100,125

Total U.S. Government Securities (Cost $600,867)		602,355

Total Investments - 98.7% (Cost $68,708,904)		$78,052,959
Cash & Other Assets, Less Liabilities - 1.3%		1,044,655

Total Net Assets - 100.0%		$79,097,614

Schedule of Investments	CLS AdvisorOne Funds
March 31, 2011 (Unaudited)	Clermont Fund

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Security was acquired through a private placement.

2	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,788,820 (cost $1,581,471), or 2.3% of total net assets.

Schedule of Investments March 31, 2011 (Unaudited)	Sector Funds Precious Metals Fund

	Shares	Value
COMMON STOCKS† - 100.0%
Materials - 100.0%
Freeport-McMoRan Copper & Gold, Inc. - Class B	210,119	$11,672,111
Silver Wheaton Corp.	166,199	7,206,389
Newmont Mining Co.	125,330	6,840,511
Barrick Gold Corp.	131,131	6,807,010
Goldcorp, Inc.	116,942	5,823,712
Agnico-Eagle Mines Ltd.	64,738	4,295,366
Hecla Mining Co.*	408,598	3,710,070
Kinross Gold Corp.	227,476	3,582,747
AngloGold Ashanti Ltd. ADR	67,191	3,221,809
Yamana Gold, Inc.	246,209	3,030,833
Coeur d’Alene Mines Corp.*	86,523	3,009,270
Randgold Resources Ltd. ADR*	36,258	2,956,477
Southern Copper Co.	72,481	2,918,810
Stillwater Mining Co.*	124,696	2,859,279
Novagold Resources, Inc.*	216,055	2,808,715
Eldorado Gold Corp.	165,393	2,689,290
Pan American Silver Corp.	72,188	2,680,340
IAMGOLD Corp.	119,506	2,631,522
Gold Fields Ltd. ADR	142,306	2,484,663
Titanium Metals Corp.*	130,853	2,431,249
Cia de Minas Buenaventura S.A. ADR	54,734	2,351,920
Silver Standard Resources, Inc.*	65,718	2,062,231
Silvercorp Metals, Inc.	135,249	1,970,578
Harmony Gold Mining Company Ltd. ADR	127,356	1,893,784
New Gold, Inc.*	160,880	1,883,905
Royal Gold, Inc.	32,151	1,684,712
Allied Nevada Gold Corp.*	44,548	1,580,563
US Gold Corp.*	158,300	1,397,789
Gammon Gold, Inc.*	123,863	1,294,368
Fronteer Gold, Inc.*	68,940	1,038,926
Rare Element Resources Ltd.*	70,050	922,559
North American Palladium Ltd.*	127,600	828,124
Seabridge Gold, Inc.*	24,970	794,545
Jaguar Mining, Inc.*	126,538	660,528
Northgate Minerals Corp.*	200,790	542,133
Golden Star Resources Ltd.*	177,470	527,086

Total Materials		105,093,924

Total Common Stocks (Cost $48,742,588)		105,093,924

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.9%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$981,500	$981,500

Total Repurchase Agreement (Cost $981,500)		981,500

Total Investments - 100.9% (Cost $49,724,088)		$106,075,424
Liabilities, Less Cash & Other Assets - (0.9)%		(964,606)

Total Net Assets - 100.0%		$105,110,818

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

Schedule of Investments March 31, 2011 (Unaudited)	Sector Funds Energy Fund

	Shares	Value
COMMON STOCKS† - 99.5%
Energy - 99.5%
Exxon Mobil Corp.	45,039	$3,789,131
Chevron Corp.	25,102	2,696,708
Schlumberger Ltd.	22,502	2,098,537
ConocoPhillips	24,577	1,962,719
Occidental Petroleum Corp.	16,555	1,729,832
Petroleo Brasileiro S.A. ADR	34,164	1,381,251
Apache Corp.	10,296	1,347,952
Halliburton Co.	25,938	1,292,750
Anadarko Petroleum Corp.	14,552	1,192,100
Marathon Oil Corp.	21,574	1,150,110
Devon Energy Corp.	12,324	1,130,973
National Oilwell Varco, Inc.	13,017	1,031,858
Baker Hughes, Inc.	14,008	1,028,607
EOG Resources, Inc.	8,466	1,003,306
Hess Corp.	11,736	1,000,025
Transocean Ltd.*	11,942	930,879
Chesapeake Energy Corp.	24,545	822,748
Williams Companies, Inc.	25,246	787,170
Spectra Energy Corp.	28,696	779,957
BP plc ADR	17,594	776,599
Weatherford International Ltd.*	34,337	776,016
Peabody Energy Corp.	10,636	765,367
Noble Energy, Inc.	7,714	745,558
Valero Energy Corp.	24,966	744,486
Murphy Oil Corp.	9,296	682,512
Southwestern Energy Co.*	15,729	675,875
El Paso Corp.	36,342	654,156
Suncor Energy, Inc.	14,532	651,615
Cameron International Corp.*	11,377	649,627
Continental Resources, Inc.*	8,767	626,577
Noble Corp.	13,660	623,169
FMC Technologies, Inc.*	6,485	612,703
Pioneer Natural Resources Co.	5,943	605,711
Diamond Offshore Drilling, Inc.	7,675	596,347
Newfield Exploration Co.*	7,765	590,218
Concho Resources, Inc.*	5,444	584,141
Denbury Resources, Inc.*	23,598	575,791
Cimarex Energy Co.	4,991	575,163
Consol Energy, Inc.	10,706	574,163
Nabors Industries Ltd.*	18,141	551,124
Range Resources Corp.	9,185	536,955
Royal Dutch Shell plc ADR	7,341	534,865
Whiting Petroleum Corp.*	7,245	532,145
Total S.A. ADR	8,677	529,037
Ensco plc ADR	9,135	528,368
EQT Corp.	10,275	512,723
Canadian Natural Resources Ltd.	10,228	505,570
Encana Corp.	14,585	503,620
Helmerich & Payne, Inc.	7,290	500,750
Pride International, Inc.*	11,579	497,318
Massey Energy Co.	7,120	486,723
Petrohawk Energy Corp.*	19,687	483,119
QEP Resources, Inc.	11,855	480,602
Alpha Natural Resources, Inc.*	8,084	479,947
Ultra Petroleum Corp.*	9,706	478,021
Cameco Corp. - Class A	15,526	466,401
McDermott International, Inc.*	17,957	455,928
Tenaris S.A. ADR	9,136	451,867
SandRidge Energy, Inc.*	34,993	447,910
Rowan Companies, Inc.*	9,717	429,297
Arch Coal, Inc.	11,896	428,732
Oceaneering International, Inc.*	4,713	421,578
Cabot Oil & Gas Corp.	7,933	420,211
PetroChina Company Ltd. ADR	2,739	417,013
Sunoco, Inc.	9,098	414,778
Talisman Energy, Inc.	16,420	405,574
Nexen, Inc.	16,256	405,100
CNOOC Ltd. ADR	1,577	399,044
Plains Exploration & Production Co.*	10,974	397,588
Cenovus Energy, Inc.	10,015	394,391
Core Laboratories N.V.	3,858	394,172
Brigham Exploration Co.*	10,468	389,200
Patterson-UTI Energy, Inc.	13,191	387,683
EXCO Resources, Inc.	18,737	387,106
SM Energy Co.	5,124	380,150
Oil States International, Inc.*	4,928	375,218
Dresser-Rand Group, Inc.*	6,983	374,428
RPC, Inc.	14,650	370,938
Forest Oil Corp.*	9,716	367,556
Tesoro Corp.*	13,070	350,668
Southern Union Co.	12,116	346,760
Superior Energy Services, Inc.*	8,401	344,441
CARBO Ceramics, Inc.	2,400	338,688
Holly Corp.	5,400	328,104
Frontier Oil Corp.	11,100	325,452
Dril-Quip, Inc.*	4,112	324,971
Tidewater, Inc.	5,332	319,120
InterOil Corp.*	4,250	317,220
Unit Corp.*	5,100	315,945
World Fuel Services Corp.	7,700	312,697
Atwood Oceanics, Inc.*	6,700	311,081
Oasis Petroleum, Inc.*	9,600	303,552
Quicksilver Resources, Inc.*	19,955	285,556

Total Energy		62,689,412

Total Common Stocks (Cost $37,487,759)		62,689,412

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$333,291	$333,291

Total Repurchase Agreement (Cost $333,291)		333,291

Total Investments - 100.0% (Cost $37,821,050)		$63,022,703
Cash & Other Assets, Less Liabilities - 0.0%		12,567

Total Net Assets - 100.0%		$63,035,270

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments March 31, 2011 (Unaudited)	Sector Funds Financial Services Fund

	Shares	Value
COMMON STOCKS† - 100.0%
Financials - 100.0%
Berkshire Hathaway, Inc. — Class B*	3,197	$267,365
JPMorgan Chase & Co.	5,541	255,440
Wells Fargo & Co.	7,563	239,747
Bank of America Corp.	15,728	209,654
Goldman Sachs Group, Inc.	1,121	177,645
American International Group, Inc.*	4,157	146,077
American Express Co.	3,060	138,312
U.S. Bancorp	5,013	132,494
MetLife, Inc.	2,947	131,819
BlackRock, Inc. — Class A	603	121,209
Morgan Stanley	4,395	120,071
Bank of New York Mellon Corp.	3,823	114,193
Simon Property Group, Inc.	998	106,946
PNC Financial Services Group, Inc.	1,675	105,508
Prudential Financial, Inc.	1,705	104,994
Franklin Resources, Inc.	823	102,941
Aflac, Inc.	1,852	97,749
Travelers Companies, Inc.	1,564	93,027
Charles Schwab Corp.	4,929	88,870
State Street Corp.	1,964	88,262
ACE Ltd.	1,364	88,251
CME Group, Inc. — Class A	291	87,751
Capital One Financial Corp.	1,684	87,501
Public Storage	745	82,628
T. Rowe Price Group, Inc.	1,220	81,032
BB&T Corp.	2,920	80,154
Chubb Corp.	1,305	80,010
Itau Unibanco Holding S.A. ADR	3,323	79,918
Loews Corp.	1,819	78,381
Allstate Corp.	2,409	76,558
AON Corp.	1,443	76,421
Vornado Realty Trust	860	75,250
Equity Residential	1,325	74,743
Marsh & McLennan Companies, Inc.	2,503	74,614
Banco Bradesco S.A. ADR	3,560	73,870
Ameriprise Financial, Inc.	1,191	72,746
General Growth Properties, Inc.	4,640	71,827
SunTrust Banks, Inc.	2,448	70,600
Discover Financial Services	2,895	69,827
HCP, Inc.	1,834	69,582
Progressive Corp.	3,289	69,497
Boston Properties, Inc.	726	68,861
Hartford Financial Services Group, Inc.	2,540	68,402
Annaly Capital Management, Inc.	3,870	67,532
ICICI Bank Ltd. ADR	1,351	67,320
TD Ameritrade Holding Corp.	3,194	66,659
Northern Trust Corp.	1,296	65,772
Fifth Third Bancorp	4,690	65,097
Invesco Ltd.	2,543	64,999
Weyerhaeuser Co.	2,640	64,944
Host Hotels & Resorts, Inc.	3,679	64,787
HSBC Holdings plc ADR	1,203	62,315
HDFC Bank Ltd. ADR	360	61,178
M&T Bank Corp.	688	60,867
Principal Financial Group, Inc.	1,880	60,367
AvalonBay Communities, Inc.	494	59,320
ProLogis	3,691	58,982
Toronto-Dominion Bank	662	58,647
Banco Santander Brasil S.A. ADR	4,760	58,358
Lincoln National Corp.	1,933	58,067
Banco Santander S.A. ADR	4,924	57,709
Leucadia National Corp.	1,529	57,399
Royal Bank of Canada	918	56,888
Health Care REIT, Inc.	1,078	56,530
Manulife Financial Corp.	3,188	56,396
Brookfield Properties Corp.	3,180	56,350
Ventas, Inc.	1,031	55,983
IntercontinentalExchange, Inc.*	453	55,964
Regions Financial Corp.	7,615	55,285
Deutsche Bank AG	934	55,171
NYSE Euronext	1,567	55,111
SLM Corp.*	3,546	54,254
CIT Group, Inc.*	1,275	54,251
CB Richard Ellis Group, Inc. — Class A*	2,023	54,014
XL Group plc — Class A	2,192	53,923
China Life Insurance Company Ltd. ADR	958	53,696
Credit Suisse Group AG ADR	1,258	53,566
Credicorp Ltd.	510	53,514
Unum Group	2,038	53,498
Moody’s Corp.	1,565	53,069
UBS AG	2,931	52,905
Barclays plc ADR	2,907	52,733
CNA Financial Corp.	1,770	52,304
KeyCorp	5,869	52,117
Kimco Realty Corp.	2,829	51,884
New York Community Bancorp, Inc.	2,878	49,674
Genworth Financial, Inc. — Class A*	3,660	49,264
Plum Creek Timber Company, Inc.	1,122	48,930
AMB Property Corp.	1,324	47,624
Affiliated Managers Group, Inc.*	434	47,467
Macerich Co.	958	47,450
Comerica, Inc.	1,290	47,369
SL Green Realty Corp.	622	46,774
PartnerRe Ltd.	575	45,563
Legg Mason, Inc.	1,258	45,401
Lazard Ltd. — Class A	1,085	45,114
Digital Realty Trust, Inc.	751	43,663
Huntington Bancshares, Inc.	6,574	43,651
Everest Re Group Ltd.	494	43,561
Cincinnati Financial Corp.	1,319	43,263
Nationwide Health Properties, Inc.	1,016	43,211
Torchmark Corp.	648	43,079
Rayonier, Inc.	680	42,371
Federal Realty Investment Trust	519	42,330
NASDAQ OMX Group, Inc.*	1,623	41,938
Hudson City Bancorp, Inc.	4,312	41,740
Arch Capital Group Ltd.*	415	41,164
Axis Capital Holdings Ltd.	1,163	40,612
SEI Investments Co.	1,691	40,381
Jefferies Group, Inc.	1,616	40,303
MSCI, Inc. — Class A*	1,093	40,244
W.R. Berkley Corp.	1,244	40,069
People’s United Financial, Inc.	3,152	39,652
Alexandria Real Estate Equities, Inc.	507	39,531
UDR, Inc.	1,610	39,236
Jones Lang LaSalle, Inc.	390	38,899
Realty Income Corp.	1,109	38,760

Schedule of Investments March 31, 2011 (Unaudited)	Sector Funds Financial Services Fund

	Shares	Value
Marshall & Ilsley Corp.	4,810	$38,432
Zions Bancorporation	1,657	38,210
Liberty Property Trust	1,113	36,618
Assurant, Inc.	939	36,161

Total Financials		8,568,181

Total Common Stocks
(Cost $5,707,132)		8,568,181

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$57,032	$57,032

Total Repurchase Agreement
(Cost $57,032)		57,032

Total Investments - 100.7% (Cost $5,764,164)		$8,625,213
Liabilities, Less Cash & Other Assets — (0.7)%		(60,603)

Total Net Assets - 100.0%		$8,564,610

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Sector Funds
March 31, 2011 (Unaudited)	Health Care Fund

	Shares	Value
COMMON STOCKS† - 100.0%
Health Care - 100.0%
Johnson & Johnson	8,352	$494,856
Pfizer, Inc.	23,741	482,180
Merck & Company, Inc.	12,144	400,873
Abbott Laboratories	6,958	341,290
UnitedHealth Group, Inc.	6,214	280,873
Teva Pharmaceutical Industries Ltd. ADR	5,382	270,015
Alcon, Inc.	1,629	269,616
Bristol-Myers Squibb Co.	9,957	263,163
Amgen, Inc.*	4,916	262,760
Medtronic, Inc.	6,587	259,198
Eli Lilly & Co.	7,062	248,370
Gilead Sciences, Inc.*	5,387	228,624
Baxter International, Inc.	4,102	220,565
Express Scripts, Inc. - Class A*	3,806	211,652
WellPoint, Inc.	2,906	202,810
Celgene Corp.*	3,518	202,391
Covidien plc	3,741	194,308
Medco Health Solutions, Inc.*	3,446	193,527
Stryker Corp.	3,102	188,602
Thermo Fisher Scientific, Inc.*	3,328	184,870
Allergan, Inc.	2,519	178,899
McKesson Corp.	2,205	174,305
Genzyme Corp.*	2,232	169,967
Biogen Idec, Inc.*	2,249	165,054
St. Jude Medical, Inc.	3,209	164,493
Becton Dickinson and Co.	2,062	164,176
Agilent Technologies, Inc.*	3,530	158,073
Aetna, Inc.	4,107	153,725
Cardinal Health, Inc.	3,593	147,780
Intuitive Surgical, Inc.*	419	139,720
CIGNA Corp.	3,109	137,666
Valeant Pharmaceuticals International, Inc.	2,730	135,981
Humana, Inc.*	1,934	135,264
Zimmer Holdings, Inc.*	2,192	132,682
AmerisourceBergen Corp. - Class A	3,330	131,735
Boston Scientific Corp.*	18,140	130,427
Novartis AG ADR	2,325	126,364
Quest Diagnostics, Inc.	2,179	125,772
Vertex Pharmaceuticals, Inc.*	2,611	125,145
Mylan, Inc.*	5,491	124,481
Forest Laboratories, Inc.*	3,757	121,351
Illumina, Inc.*	1,730	121,221
Hospira, Inc.*	2,196	121,219
Life Technologies Corp.*	2,310	121,090
Edwards Lifesciences Corp.*	1,391	121,017
Laboratory Corporation of America Holdings*	1,301	119,861
Alexion Pharmaceuticals, Inc.*	1,213	119,699
Cerner Corp.*	1,068	118,762
CR Bard, Inc.	1,138	113,015
DaVita, Inc.*	1,320	112,873
Waters Corp.*	1,292	112,275
Varian Medical Systems, Inc.*	1,647	111,403
Sanofi-Aventis S.A. ADR	3,142	110,661
GlaxoSmithKline plc ADR	2,875	110,429
Perrigo Co.	1,336	106,239
Watson Pharmaceuticals, Inc.*	1,855	103,899
AstraZeneca plc ADR	2,250	103,770
Henry Schein, Inc.*	1,440	101,045
CareFusion Corp.*	3,480	98,136
Warner Chilcott plc - Class A	4,169	97,054
Dendreon Corp.*	2,498	93,500
Beckman Coulter, Inc.	1,110	92,208
Hologic, Inc.*	4,120	91,464
DENTSPLY International, Inc.	2,472	91,439
Mettler-Toledo International, Inc.*	530	91,160
Human Genome Sciences, Inc.*	3,218	88,334
Endo Pharmaceuticals Holdings, Inc.*	2,285	87,196
Coventry Health Care, Inc.*	2,720	86,741
Universal Health Services, Inc. - Class B	1,736	85,776
QIAGEN N.V.*	4,255	85,313
Regeneron Pharmaceuticals, Inc.*	1,830	82,240
ResMed, Inc.*	2,728	81,840
IDEXX Laboratories, Inc.*	1,057	81,622
Patterson Companies, Inc.	2,394	77,063
Kinetic Concepts, Inc.*	1,410	76,732
Bruker Corp.*	3,680	76,728
United Therapeutics Corp.*	1,136	76,135
Community Health Systems, Inc.*	1,895	75,781
Tenet Healthcare Corp.*	10,130	75,468
Allscripts Healthcare Solutions, Inc.*	3,595	75,459
Brookdale Senior Living, Inc. - Class A*	2,640	73,920
Omnicare, Inc.	2,458	73,715
SXC Health Solutions Corp.*	1,340	73,432
Alere, Inc.*	1,860	72,800
Cooper Companies, Inc.	1,040	72,228
Bio-Rad Laboratories, Inc. - Class A*	590	70,883
Talecris Biotherapeutics Holdings Corp.*	2,640	70,752
Gen-Probe, Inc.*	1,060	70,331
Mednax, Inc.*	1,055	70,274
Health Net, Inc.*	2,145	70,141
Pharmaceutical Product Development, Inc.	2,501	69,303
Covance, Inc.*	1,259	68,892
PerkinElmer, Inc.	2,566	67,409
BioMarin Pharmaceutical, Inc.*	2,590	65,087
Lincare Holdings, Inc.	2,183	64,748
Hill-Rom Holdings, Inc.	1,650	62,667
Salix Pharmaceuticals Ltd.*	1,569	54,962
Cephalon, Inc.*	707	53,576

Total Health Care		13,464,590

Total Common Stocks (Cost $8,764,829)		13,464,590

Schedule of Investments	Sector Funds
March 31, 2011 (Unaudited)	Health Care Fund

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$69,178	$69,178

Total Repurchase Agreement (Cost $69,178)		$69,178

Total Investments - 100.5% (Cost $8,834,007)		$13,533,768
Liabilities, Less Cash & Other Assets - (0.5)%		(61,593)

Total Net Assets - 100.0%		$13,472,175

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
March 31, 2011 (Unaudited)	Technology Fund

	Shares	Value
COMMON STOCKS† - 99.5%
Information Technology - 98.7%
Apple, Inc.*	1,854	$646,026
Microsoft Corp.	20,544	520,996
International Business Machines Corp.	3,174	517,584
Google, Inc. - Class A*	848	497,106
Oracle Corp.	14,448	482,130
Intel Corp.	18,693	377,038
Cisco Systems, Inc.	20,383	349,568
QUALCOMM, Inc.	6,283	344,497
Hewlett-Packard Co.	7,976	326,777
EMC Corp.*	10,007	265,686
Visa, Inc. - Class A	3,475	255,829
Baidu, Inc. ADR*	1,840	253,570
Infosys Technologies Ltd. ADR	3,320	238,044
Accenture plc - Class A	4,297	236,206
Texas Instruments, Inc.	6,677	230,757
eBay, Inc.*	7,350	228,144
VMware, Inc. - Class A*	2,628	214,287
Mastercard, Inc. - Class A	810	203,893
Corning, Inc.	9,718	200,482
Dell, Inc.*	13,303	193,027
Research In Motion Ltd.*	3,262	184,531
Cognizant Technology Solutions Corp. - Class A*	2,252	183,313
Automatic Data Processing, Inc.	3,565	182,920
Yahoo!, Inc.*	10,351	172,344
Sina Corp.*	1,593	170,515
Juniper Networks, Inc.*	4,049	170,382
Applied Materials, Inc.	10,450	163,229
Broadcom Corp. - Class A	4,110	161,852
Salesforce.com, Inc.*	1,150	153,617
Nokia Oyj ADR	17,758	151,121
Adobe Systems, Inc.*	4,546	150,745
Taiwan Semiconductor Manufacturing Company Ltd. ADR	12,304	149,863
MercadoLibre, Inc.	1,830	149,383
NetApp, Inc.*	3,094	149,069
Intuit, Inc.*	2,792	148,255
TE Connectivity Ltd.	4,150	144,503
ARM Holdings plc ADR	5,060	142,540
Sohu.com, Inc.*	1,580	141,189
Motorola Solutions, Inc.*	3,132	139,969
Symantec Corp.*	7,535	139,699
ASML Holding N.V. - Class G	3,137	139,597
Xerox Corp.	13,025	138,716
Citrix Systems, Inc.*	1,862	136,783
Altera Corp.	3,095	136,242
SAP AG ADR	2,217	136,035
Trina Sola Ltd. ADR*	4,506	135,721
Telefonaktiebolaget LM Ericsson ADR	10,408	133,847
Activision Blizzard, Inc.	11,990	131,530
Western Union Co.	6,250	129,813
CA, Inc.	5,243	126,776
Analog Devices, Inc.	3,143	123,771
Micron Technology, Inc.*	10,661	122,175
SanDisk Corp.*	2,636	121,493
LDK Solar Company Ltd. ADR*	9,920	121,421
Paychex, Inc.	3,831	120,140
Autodesk, Inc.*	2,697	118,965
Check Point Software Technologies Ltd.*	2,327	118,793
NVIDIA Corp.*	6,405	118,236
Fidelity National Information Services, Inc.	3,511	114,775
Marvell Technology Group Ltd.*	7,252	112,769
Red Hat, Inc.*	2,474	112,295
Amphenol Corp. - Class A	2,008	109,215
Western Digital Corp.*	2,927	109,148
Fiserv, Inc.*	1,739	109,070
BMC Software, Inc.*	2,176	108,234
Xilinx, Inc.	3,164	103,779
Teradata Corp.*	2,040	103,428
F5 Networks, Inc.*	990	101,544
Maxim Integrated Products, Inc.	3,960	101,376
KLA-Tencor Corp.	2,135	101,135
Linear Technology Corp.	2,969	99,847
Avago Technologies Ltd.	3,210	99,831
Computer Sciences Corp.	2,034	99,117
Atmel Corp.*	7,216	98,354
Lam Research Corp.*	1,730	98,022
Microchip Technology, Inc.	2,534	96,317
Akamai Technologies, Inc.*	2,470	93,860
Seagate Technology plc*	6,500	93,600
Motorola Mobility Holdings, Inc.*	3,769	91,964
Trimble Navigation Ltd.*	1,817	91,831
Harris Corp.	1,842	91,363
Skyworks Solutions, Inc.*	2,797	90,679
Nuance Communications, Inc.*	4,601	89,996
Electronic Arts, Inc.*	4,607	89,975
VeriSign, Inc.	2,459	89,040
SAIC, Inc.*	5,229	88,475
Advanced Micro Devices, Inc.*	10,115	86,989
Flextronics International Ltd.*	11,489	85,823
Amdocs Ltd.*	2,961	85,425
Dolby Laboratories, Inc. - Class A*	1,730	85,133
FLIR Systems, Inc.	2,450	84,795
Riverbed Technology, Inc.*	2,220	83,583
Avnet, Inc.*	2,446	83,384
Rovi Corp.*	1,538	82,514
JDS Uniphase Corp.*	3,820	79,609
Cree, Inc.*	1,615	74,548
Equinix, Inc.*	814	74,155

Total Information Technology		15,735,737

Industrials - 0.8%
First Solar, Inc.*	780	125,455

Total Common Stocks (Cost $8,377,630)		15,861,192

Schedule of Investments	Sector Funds
March 31, 2011 (Unaudited)	Technology Fund

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$99,271	$99,271

Total Repurchase Agreement (Cost $99,271)		$99,271

Total Investments - 100.1% (Cost $8,476,901)		$15,960,463
Liabilities, Less Cash & Other Assets - (0.1)%		(18,942)

Total Net Assets - 100.0%		$15,941,521

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
March 31, 2011 (Unaudited)	Basic Materials Fund

	Shares	Value
COMMON STOCKS† - 99.7%
Materials - 98.5%
Barrick Gold Corp.	19,425	$1,008,352
E. I. du Pont de Nemours & Co.	17,945	986,437
Freeport-McMoRan Copper & Gold, Inc. - Class B	17,306	961,348
Dow Chemical Co.	24,903	940,088
Goldcorp, Inc.	17,800	886,440
Monsanto Co.	12,159	878,609
Vale S.A. - Class B ADR	25,004	833,883
Mosaic Co.	10,354	815,378
Praxair, Inc.	7,632	775,411
Southern Copper Co.	19,174	772,137
Potash Corporation of Saskatchewan, Inc.	12,607	742,931
Newmont Mining Co.	13,452	734,210
Air Products & Chemicals, Inc.	6,893	621,611
Alcoa, Inc.	34,945	616,779
AngloGold Ashanti Ltd. ADR	12,635	605,848
Kinross Gold Corp.	38,007	598,610
Silver Wheaton Corp.	12,913	559,908
PPG Industries, Inc.	5,826	554,693
Cliffs Natural Resources, Inc.	5,352	525,995
International Paper Co.	17,289	521,782
Nucor Corp.	11,274	518,829
Gold Fields Ltd. ADR	28,517	497,907
BHP Billiton Ltd. ADR	5,124	491,289
Ecolab, Inc.	9,418	480,506
Cia de Minas Buenaventura S.A. ADR	10,978	471,725
Agnico-Eagle Mines Ltd.	6,929	459,739
CF Industries Holdings, Inc.	3,141	429,657
Rio Tinto plc ADR	5,904	419,892
Sherwin-Williams Co.	4,970	417,430
Yamana Gold, Inc.	33,740	415,339
LyondellBasell Industries N.V. - Class A*	10,070	398,269
Walter Energy, Inc.	2,890	391,393
Sigma-Aldrich Corp.	6,113	389,031
Molycorp, Inc.*	6,460	387,729
Randgold Resources Ltd. ADR*	4,733	385,929
Teck Resources Ltd. - Class B	7,261	384,978
Celanese Corp. - Class A	8,586	380,961
ArcelorMittal	10,521	380,334
Agrium, Inc.	4,081	376,513
Eastman Chemical Co.	3,763	373,741
Allegheny Technologies, Inc.	5,481	371,173
United States Steel Co.	6,859	369,974
Lubrizol Corp.	2,652	355,262
Ball Corp.	9,826	352,262
Crown Holdings, Inc.*	9,105	351,271
Cemex SAB de CV ADR*	38,777	346,278
Vulcan Materials Co.	7,556	344,554
FMC Corp.	4,042	343,287
Cia Siderurgica Nacional S.A. ADR	20,487	341,313
Albemarle Corp.	5,675	339,195
Gerdau S.A. ADR	27,100	338,750
Airgas, Inc.	5,077	337,214
MeadWestvaco Corp.	10,545	319,830
Mechel ADR	10,371	319,323
Owens-Illinois, Inc.*	10,384	313,493
Ivanhoe Mines Ltd.*	11,390	312,769
International Flavors & Fragrances, Inc.	5,019	312,684
IAMGOLD Corp.	13,885	305,748
Novagold Resources, Inc.*	23,200	301,600
POSCO ADR	2,626	300,126
Sealed Air Corp.	10,833	288,808
Silvercorp Metals, Inc.	19,810	288,632
Martin Marietta Materials, Inc.	3,200	286,944
Reliance Steel & Aluminum Co.	4,954	286,242
Eldorado Gold Corp.	17,602	286,209
Pan American Silver Corp.	7,687	285,418
Huntsman Corp.	16,364	284,406
Ashland, Inc.	4,870	281,291
Domtar Corp.	3,055	280,388
Steel Dynamics, Inc.	14,561	273,310
Nalco Holding Co.	9,981	272,581
Westlake Chemical Corp.	4,850	272,570
Coeur d’Alene Mines Corp.*	7,834	272,467
Valspar Corp.	6,948	271,667
Sonoco Products Co.	7,466	270,493
Rockwood Holdings, Inc.*	5,495	270,464
Scotts Miracle-Gro Co. - Class A	4,645	268,713
Smurfit-Stone Container Corp.*	6,890	266,299
Bemis Company, Inc.	8,070	264,777
Allied Nevada Gold Corp.*	7,380	261,842
Aptargroup, Inc.	5,190	260,175
Titanium Metals Corp.*	13,677	254,119
Solutia, Inc.*	9,987	253,670
RPM International, Inc.	10,481	248,714
Packaging Corporation of America	8,471	244,727
Compass Minerals International, Inc.	2,604	243,552
WR Grace & Co.*	6,253	239,427
Hecla Mining Co.*	26,363	239,376
Rock-Tenn Co. - Class A	3,445	238,911
Cabot Corp.	5,160	238,856
Temple-Inland, Inc.	9,938	232,549
Silver Standard Resources, Inc.*	7,370	231,271
Silgan Holdings, Inc.	6,020	229,603
Stillwater Mining Co.*	9,921	227,489
Royal Gold, Inc.	4,339	227,364
Cytec Industries, Inc.	4,168	226,614
Intrepid Potash, Inc.*	6,503	226,434
Commercial Metals Co.	11,428	197,362
Thompson Creek Metals Company, Inc.*	15,330	192,238
Schnitzer Steel Industries, Inc. - Class A	2,860	185,929
AK Steel Holding Corp.	11,049	174,353

Total Materials		40,414,001

Financials - 1.2%
Weyerhaeuser Co.	20,093	494,288

Total Common Stocks (Cost $24,754,009)		40,908,289

Schedule of Investments	Sector Funds
March 31, 2011 (Unaudited)	Basic Materials Fund

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.1%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$62,127	$62,127

Total Repurchase Agreement (Cost $62,127)		$62,127

Total Investments - 99.8% (Cost $24,816,136)		$40,970,416
Cash & Other Assets, Less Liabilities - 0.2%		71,950

Total Net Assets - 100.0%		$41,042,366

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments March 31, 2011(Unaudited)	Sector Funds Consumer Products Fund

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer Staples - 99.6%
Procter & Gamble Co.	15,147	$933,055
Coca-Cola Co.	13,664	906,606
Philip Morris International, Inc.	12,045	790,513
PepsiCo, Inc.	11,137	717,334
Altria Group, Inc.	20,856	542,882
Kraft Foods, Inc. - Class A	16,811	527,193
Colgate-Palmolive Co.	5,646	455,971
Kimberly-Clark Corp.	5,571	363,619
Archer-Daniels-Midland Co.	9,549	343,860
General Mills, Inc.	9,382	342,912
Reynolds American, Inc.	9,410	334,337
Estee Lauder Companies, Inc. - Class A	3,369	324,637
Kellogg Co.	5,822	314,272
Lorillard, Inc.	2,997	284,745
Sysco Corp.	10,153	281,238
HJ Heinz Co.	5,722	279,348
Kroger Co.	11,394	273,114
Mead Johnson Nutrition Co. - Class A	4,349	251,938
Avon Products, Inc.	9,072	245,307
Whole Foods Market, Inc.	3,654	240,799
Hershey Co.	4,423	240,390
Sara Lee Corp.	13,561	239,623
Bunge Ltd.	3,309	239,340
ConAgra Foods, Inc.	9,852	233,985
Campbell Soup Co.	6,880	227,797
Brown-Forman Corp. - Class B	3,333	227,644
Clorox Co.	3,132	219,459
Coca-Cola Enterprises, Inc.	8,020	218,946
Molson Coors Brewing Co. - Class B	4,628	217,007
Safeway, Inc.	8,957	210,848
JM Smucker Co.	2,915	208,102
Green Mountain Coffee Roasters, Inc.*	3,209	207,334
Cia de Bebidas das Americas ADR	7,250	205,248
Dr Pepper Snapple Group, Inc.	5,402	200,738
Tyson Foods, Inc. - Class A	10,216	196,045
Hormel Foods Corp.	6,956	193,655
Unilever N.V.	5,767	180,853
Hansen Natural Corp.*	2,817	169,668
Church & Dwight Company, Inc.	2,100	166,614
Energizer Holdings, Inc.*	2,333	166,016
Herbalife Ltd.	1,955	159,059
Constellation Brands, Inc. - Class A*	7,761	157,393
McCormick & Company, Inc.	3,239	154,921
Smithfield Foods, Inc.*	6,292	151,386
Diageo plc ADR	1,912	145,733
Fomento Economico Mexicano SAB de CV ADR	2,436	142,993
Corn Products International, Inc.	2,744	142,194
Anheuser-Busch InBev N.V. ADR	2,466	140,981
Ralcorp Holdings, Inc.*	2,051	140,350
Alberto-Culver Co. - Class B	3,660	136,408
BRF — Brasil Foods S.A. ADR	7,100	135,539
Nestle S.A. ADR	2,240	128,755
Flowers Foods, Inc.	4,132	112,514
United Natural Foods, Inc.*	2,417	108,330
TreeHouse Foods, Inc.*	1,820	103,503
SUPERVALU, Inc.	11,440	102,159
Darling International, Inc.*	6,530	100,366
Ruddick Corp.	2,580	99,562
Nu Skin Enterprises, Inc. - Class A	3,374	97,003
Dean Foods Co.*	9,510	95,100
Casey’s General Stores, Inc.	2,273	88,647
Hain Celestial Group, Inc.*	2,690	86,833

Total Consumer Staples		15,652,721

Total Common Stocks (Cost $10,485,252)		15,652,721

WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	17	3

Total Warrant (Cost $—)		3

	Face
	Amount	Value
REPURCHASE AGREEMENT ††,1 - 0.4%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$54,178	$54,178

Total Repurchase Agreement (Cost $54,178)		54,178

Total Investments - 100.0% (Cost $10,539,430)		$15,706,902
Cash & Other Assets, Less Liabilities - 0.0%		3,051

Total Net Assets - 100.0%		$15,709,952

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments March 31, 2011 (Unaudited)	Sector Funds Leisure Fund

	Shares	Value
COMMON STOCKS† - 100.1%
Consumer Discretionary - 95.9%
Walt Disney Co.	8,501	$366,308
McDonald’s Corp.	4,681	356,177
Comcast Corp. - Class A	13,229	327,021
News Corp. - Class A*	15,838	278,115
Time Warner, Inc.	6,904	246,473
DIRECTV - Class A*	5,151	241,067
Las Vegas Sands Corp.*	5,643	238,247
Thomson Reuters Corp.	5,790	227,200
Carnival Corp.	5,792	222,181
Viacom, Inc. - Class B	4,636	215,667
Starbucks Corp.	5,786	213,793
Time Warner Cable, Inc. - Class A	2,787	198,825
Yum! Brands, Inc.	3,739	192,110
CBS Corp. - Class B	6,640	166,266
Wynn Resorts Ltd.	1,278	162,626
Discovery Communications, Inc. - Class A*	4,056	161,834
Marriott International, Inc. - Class A	3,926	139,687
McGraw-Hill Companies, Inc.	3,523	138,806
Starwood Hotels & Resorts Worldwide, Inc.	2,254	131,002
DISH Network Corp. - Class A*	5,255	128,012
Harley-Davidson, Inc.	2,965	125,983
Liberty Global, Inc. - Class A*	3,021	125,100
Cablevision Systems Corp. - Class A	3,530	122,173
Virgin Media, Inc.	4,278	118,886
Royal Caribbean Cruises Ltd.*	2,874	118,581
Mattel, Inc.	4,668	116,373
Chipotle Mexican Grill, Inc. - Class A*	425	115,757
Scripps Networks Interactive, Inc. - Class A	2,284	114,406
Darden Restaurants, Inc.	2,136	104,942
MGM Resorts International*	7,694	101,176
Hasbro, Inc.	2,142	100,331
Liberty Media Corp.- Capital*	1,342	98,865
Ctrip.com International Ltd. ADR*	2,370	98,331
Wyndham Worldwide Corp.	2,971	94,508
International Game Technology	5,454	88,518
Grupo Televisa S.A. ADR*	3,602	88,357
Imax Corp.*	2,680	85,706
Melco Crown Entertainment Ltd. - Class Participation Certificate ADR*	10,930	83,068
Panera Bread Co. - Class A*	636	80,772
Gannett Company, Inc.	5,008	76,272
Liberty Media Corp. Starz*	972	75,427
Hyatt Hotels Corp. - Class A*	1,730	74,459
Washington Post Co. - Class B	164	71,760
Penn National Gaming, Inc.*	1,872	69,376
Polaris Industries, Inc.	782	68,050
DreamWorks Animation SKG, Inc. - Class A*	2,277	63,597
Brunswick Corp.	2,444	62,151
Brinker International, Inc.	2,414	61,074
Cinemark Holdings, Inc.	3,093	59,850
Bally Technologies, Inc.*	1,530	57,911
Regal Entertainment Group - Class A	4,109	55,471
WMS Industries, Inc.*	1,564	55,287
Cheesecake Factory, Inc.*	1,778	53,500
Live Nation Entertainment, Inc.*	5,302	53,020
Vail Resorts, Inc.*	1,066	51,978
Gaylord Entertainment Co.*	1,422	49,315
New York Times Co. - Class A*	5,206	49,301
Life Time Fitness, Inc.*	1,317	49,137
Orient-Express Hotels Ltd. - Class A*	3,943	48,775
Meredith Corp.	1,435	48,675
Valassis Communications, Inc.*	1,667	48,576
Texas Roadhouse, Inc. - Class A	2,760	46,892
Madison Square Garden, Inc. - Class A*	1,610	43,454
Cracker Barrel Old Country Store, Inc.	858	42,162
Jack in the Box, Inc.*	1,854	42,049

Total Consumer Discretionary		7,810,769

Information Technology - 4.2%
Activision Blizzard, Inc.	13,315	146,066
Electronic Arts, Inc.*	5,115	99,896
RealD, Inc.*	1,870	51,163
Take-Two Interactive Software, Inc.*	2,927	44,988

Total Information Technology		342,113

Total Common Stocks (Cost $4,673,770)		8,152,882

WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	311	53

Total Warrant (Cost $—)		53

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$54,674	$54,674

Total Repurchase Agreement (Cost $54,674)		54,674

Total Investments - 100.8% (Cost $4,728,444)		$8,207,609
Liabilities, Less Cash & Other Assets - (0.8)%		(61,704)

Total Net Assets - 100.0%		$8,145,905

Schedule of Investments March 31, 2011 (Unaudited)	Sector Funds Leisure Fund

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

Schedule of Investments March 31, 2011 (Unaudited)	Sector Funds Retailing Fund

	Shares	Value
COMMON STOCKS† - 100.2%
Consumer Discretionary - 83.7%
Amazon.com, Inc.*	1,473	$265,332
Home Depot, Inc.	5,956	220,729
Lowe’s Companies, Inc.	6,324	167,143
Target Corp.	3,262	163,133
Priceline.com, Inc.*	287	145,348
TJX Companies, Inc.	2,479	123,281
Kohl’s Corp.	2,055	108,997
Staples, Inc.	5,321	103,334
The Gap, Inc.	4,498	101,925
Bed Bath & Beyond, Inc.*	2,044	98,664
Netflix, Inc.*	413	98,017
AutoZone, Inc.*	356	97,387
Limited Brands, Inc.	2,843	93,478
Nordstrom, Inc.	2,033	91,241
Macy’s, Inc.	3,738	90,684
Best Buy Company, Inc.	3,095	88,888
Dollar General Corp.*	2,830	88,721
Liberty Media Corp — Interactive*	5,482	87,931
Sears Holdings Corp.*	1,024	84,634
Tiffany & Co.	1,352	83,067
Genuine Parts Co.	1,533	82,230
JC Penney Company, Inc.	2,245	80,618
Ross Stores, Inc.	1,133	80,579
O’Reilly Automotive, Inc.*	1,375	79,008
CarMax, Inc.*	2,281	73,220
Dollar Tree, Inc.*	1,299	72,121
Expedia, Inc.	3,059	69,317
Family Dollar Stores, Inc.	1,346	69,077
Abercrombie & Fitch Co. - Class A	1,122	65,861
AutoNation, Inc.*	1,833	64,833
Advance Auto Parts, Inc.	967	63,455
Dick’s Sporting Goods, Inc.*	1,535	61,369
Tractor Supply Co.	1,015	60,758
PetSmart, Inc.	1,479	60,565
Urban Outfitters, Inc.*	1,975	58,914
Signet Jewelers Ltd.*	1,272	58,537
Guess?, Inc.	1,440	56,664
Williams-Sonoma, Inc.	1,370	55,485
LKQ Corp.*	2,224	53,598
GameStop Corp. - Class A*	2,247	50,602
Big Lots, Inc.*	1,158	50,292
American Eagle Outfitters, Inc.	3,123	49,625
Foot Locker, Inc.	2,492	49,142
Chico’s FAS, Inc.	3,033	45,192
Ascena Retail Group, Inc.*	1,392	45,115
Ulta Salon Cosmetics & Fragrance, Inc.*	928	44,665
Sally Beauty Holdings, Inc.*	3,144	44,047
Dillard’s, Inc. - Class A	1,077	43,209
Rent-A-Center, Inc. - Class A	1,207	42,136
Aeropostale, Inc.*	1,710	41,587
Buckle, Inc.	994	40,158
Aaron’s, Inc.	1,555	39,435
Penske Automotive Group, Inc.*	1,964	39,319
HSN, Inc.*	1,188	38,052
Saks, Inc.*	3,318	37,527
Cabela’s, Inc.*	1,493	37,340
Shutterfly, Inc.*	712	37,280
RadioShack Corp.	2,438	36,594
DSW, Inc. - Class A*	910	36,364
ANN, Inc.*	1,197	34,845
Jos A. Bank Clothiers, Inc.*	682	34,700
Men’s Wearhouse, Inc.	1,251	33,852
Collective Brands, Inc.*	1,518	32,758
Childrens Place Retail Stores, Inc.*	635	31,642
Pier 1 Imports, Inc.*	3,065	31,110
99 Cents Only Stores*	1,509	29,576
OfficeMax, Inc.*	2,264	29,296
Group 1 Automotive, Inc.	681	29,147

Total Consumer Discretionary		4,802,750

Consumer Staples - 16.5%
Wal-Mart Stores, Inc.	7,260	377,883
CVS Caremark Corp.	5,624	193,016
Walgreen Co.	4,131	165,818
Costco Wholesale Corp.	2,193	160,791
BJ’s Wholesale Club, Inc.*	925	45,158

Total Consumer Staples		942,666

Total Common Stocks (Cost $3,243,470)		5,745,416

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$36,243	$36,243

Total Repurchase Agreement (Cost $36,243)		36,243

Total Investments - 100.8% (Cost $3,279,713)		$5,781,659
Liabilities, Less Cash & Other Assets — (0.8)%		(43,933)

Total Net Assets - 100.0%		$5,737,726

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2. .

Schedule of Investments March 31, 2011 (Unaudited)	Sector Funds Telecommunication Fund

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunication Services – 53.6%
AT&T, Inc.	25,108	$768,305
Vodafone Group plc ADR	23,702	681,432
Verizon Communications, Inc.	15,387	593,015
American Tower Corp.– Class A*	4,739	245,575
Crown Castle International Corp.*	4,562	194,113
CenturyLink, Inc.	4,618	191,878
Sprint Nextel Corp.*	39,961	185,419
Millicom International Cellular S.A.	1,928	185,416
Qwest Communications International, Inc.	27,136	185,339
Frontier Communications Corp.	18,703	153,739
NII Holdings, Inc.*	3,566	148,595
America Movil SAB de CV ADR	2,556	148,504
Windstream Corp.	10,671	137,336
MetroPCS Communications, Inc.*	8,304	134,857
SBA Communications Corp.– Class A*	2,847	112,969
China Mobile Ltd. ADR	2,407	111,300
Clearwire Corp.– Class A*	19,587	109,491
Mobile Telesystems OJSC ADR	4,680	99,356
Vivo Participacoes S.A. ADR	2,334	94,247
tw telecom, Inc. - Class A*	4,813	92,410
Telefonica S.A. ADR	3,314	83,579
China Unicom Hong Kong Ltd. ADR	5,028	83,465
Telephone & Data Systems, Inc.	2,450	82,565
Tele Norte Leste Participacoes S.A. ADR	4,621	81,006
KT Corp ADR	4,100	80,073
SK Telecom Company Ltd. ADR	4,154	78,137
VimpelCom Ltd. ADR	5,531	78,098
Chunghwa Telecom Company Ltd. ADR	2,409	75,064
BCE, Inc.	1,987	72,207
Leap Wireless International, Inc.*	4,411	68,326

Total Telecommunication Services		5,355,816

Information Technology - 45.9%
Cisco Systems, Inc.	31,390	538,339
QUALCOMM, Inc.	9,669	530,151
Research In Motion Ltd.*	5,028	284,434
Juniper Networks, Inc.*	6,224	261,906
Motorola Solutions, Inc.*	4,815	215,182
Nokia Oyj ADR	19,240	163,732
F5 Networks, Inc.*	1,520	155,906
Motorola Mobility Holdings, Inc.*	5,813	141,837
Harris Corp.	2,846	141,162
Riverbed Technology, Inc.*	3,423	128,876
Alcatel-Lucent ADR	21,745	126,338
JDS Uniphase Corp.*	5,889	122,727
Acme Packet, Inc.*	1,670	118,503
Polycom, Inc.*	2,231	115,677
Aruba Networks, Inc.*	3,040	102,874
Brocade Communications Systems, Inc.*	15,768	96,973
Telefonaktiebolaget LM Ericsson ADR	7,220	92,849
ADTRAN, Inc.	2,023	85,897
InterDigital, Inc.	1,793	85,544
Ciena Corp.*	3,271	84,915
Finisar Corp.*	3,449	84,845
Tellabs, Inc.	14,577	76,383
Plantronics, Inc.	2,056	75,291
Viasat, Inc.*	1,828	72,828
Arris Group, Inc.*	5,560	70,834
RADWARE Ltd.*	1,826	64,713
Blue Coat Systems, Inc.*	2,184	61,501
Harmonic, Inc.*	6,527	61,223
Netgear, Inc.*	1,867	60,566
Ixia*	3,675	58,359
Emulex Corp.*	5,118	54,609
Infinera Corp.*	6,491	54,460
DG FastChannel, Inc.*	1,689	54,420
Comtech Telecommunications Corp.	1,738	47,239
Oclaro, Inc.*	3,853	44,348
Tekelec*	5,338	43,345

Total Information Technology		4,578,786

Total Common Stocks (Cost $8,391,457)		9,934,602

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 – 0.5%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$50,023	$50,023

Total Repurchase Agreement (Cost $50,023)		50,023

Total Investments – 100.0% (Cost $8,441,480)		$9,984,625
Liabilities, Less Cash & Other Assets – 0.0%		(981)

Total Net Assets – 100.0%		$9,983,644

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments March 31, 2011 (Unaudited)	Sector Funds Transportation Fund

	Shares	Value
COMMON STOCKS† – 99.5%
Industrials – 99.5%
United Parcel Service, Inc. – Class B	10,304	$765,793
Union Pacific Corp.	6,283	617,807
FedEx Corp.	5,271	493,102
CSX Corp.	6,032	474,115
Norfolk Southern Corp.	6,340	439,172
CH Robinson Worldwide, Inc.	4,203	311,568
Expeditors International of Washington, Inc.	5,908	296,227
Southwest Airlines Co.	22,352	282,306
Delta Air Lines, Inc.*	26,804	262,679
United Continental Holdings, Inc.*	11,195	257,373
Hertz Global Holdings, Inc.*	14,391	224,931
Kansas City Southern*	3,920	213,444
J.B. Hunt Transport Services, Inc.	4,635	210,522
Kirby Corp.*	2,544	145,746
Ryder System, Inc.	2,873	145,374
Alaska Air Group, Inc.*	2,236	141,807
Landstar System, Inc.	2,905	132,700
AMR Corp.*	20,472	132,249
Con-way, Inc.	3,324	130,600
Dollar Thrifty Automotive Group, Inc.*	1,951	130,190
JetBlue Airways Corp.*	20,221	126,786
Avis Budget Group, Inc.*	7,065	126,534
Atlas Air Worldwide Holdings, Inc.*	1,799	125,426
Werner Enterprises, Inc.	4,678	123,827
Old Dominion Freight Line, Inc.*	3,490	122,464
Genesee & Wyoming, Inc.– Class A*	1,985	115,527
Knight Transportation, Inc.	5,772	111,111
Alexander & Baldwin, Inc.	2,390	109,104
US Airways Group, Inc.*	12,507	108,936
AirTran Holdings, Inc.*	11,978	89,236
Allegiant Travel Co.– Class A	1,871	81,969
Heartland Express, Inc.	4,161	73,067
Copa Holdings S.A.– Class A	1,354	71,491
Arkansas Best Corp.	2,190	56,765
Genco Shipping & Trading Ltd.*	5,136	55,315
UTI Worldwide, Inc.	2,640	53,434
HUB Group, Inc. – Class A*	1,447	52,367

Total Industrials		7,411,064

Total Common Stocks (Cost $4,445,907)		7,411,064

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 – 0.2%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$13,101	$13,101

Total Repurchase Agreement (Cost $13,101)		13,101

Total Investments – 99.7% (Cost $4,459,008)		$7,424,165
Cash & Other Assets, Less Liabilities – 0.3%		25,524
Total Net Assets – 100.0%		$7,449,689

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

Schedule of Investments	Sector Funds
March 31, 2011 (Unaudited)	Energy Services Fund

	Shares	Value
COMMON STOCKS† - 99.8%
Energy - 99.8%
Schlumberger Ltd.	62,193	$5,800,119
Halliburton Co.	71,814	3,579,210
National Oilwell Varco, Inc.	36,141	2,864,897
Baker Hughes, Inc.	38,795	2,848,717
Transocean Ltd.*	33,274	2,593,708
Weatherford International Ltd.*	94,945	2,145,757
Cameron International Corp.*	31,741	1,812,411
Noble Corp.	37,837	1,726,124
FMC Technologies, Inc.*	17,858	1,687,224
Diamond Offshore Drilling, Inc.	21,575	1,676,378
Nabors Industries Ltd.*	50,764	1,542,210
Helmerich & Payne, Inc.	20,159	1,384,722
Pride International, Inc.*	32,239	1,384,665
Ensco plc ADR	23,018	1,331,361
McDermott International, Inc.*	50,737	1,288,213
Rowan Companies, Inc.*	27,063	1,195,643
Oceaneering International, Inc.*	13,003	1,163,118
Patterson-UTI Energy, Inc.	36,625	1,076,409
Tenaris S.A. ADR	21,661	1,071,353
Dresser-Rand Group, Inc.*	19,400	1,040,228
RPC, Inc.	41,038	1,039,082
Oil States International, Inc.*	13,645	1,038,930
Superior Energy Services, Inc.*	23,540	965,140
CARBO Ceramics, Inc.	6,688	943,811
Dril-Quip, Inc.*	11,565	913,982
Tidewater, Inc.	14,961	895,416
Lufkin Industries, Inc.	9,472	885,348
Atwood Oceanics, Inc.*	18,894	877,249
Seadrill Ltd.	24,027	866,654
Core Laboratories N.V.	7,860	803,056
Complete Production Services, Inc.*	24,849	790,447
Key Energy Services, Inc.*	46,951	730,088
Unit Corp.*	11,758	728,408
Helix Energy Solutions Group, Inc.*	42,183	725,548
ION Geophysical Corp.*	55,658	706,300
SEACOR Holdings, Inc.	7,607	703,343
Exterran Holdings, Inc.*	26,914	638,669
Gulfmark Offshore, Inc. — Class A*	12,434	553,437
Bristow Group, Inc.*	11,254	532,314
Hercules Offshore, Inc.*	71,150	470,302
Tetra Technologies, Inc.*	28,503	438,946
Hornbeck Offshore Services, Inc.*	8,132	250,872

Total Energy		55,709,809

Total Common Stocks (Cost $30,942,310)		55,709,809

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$376,894	$376,894

Total Repurchase Agreement (Cost $376,894)		376,894

Total Investments - 100.5% (Cost $31,319,204)		$56,086,703
Liabilities, Less Cash & Other Assets — (0.5)%		(259,409)

Total Net Assets - 100.0%		$55,827,294

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
March 31, 2011 (Unaudited)	Banking Fund

	Shares	Value
COMMON STOCKS† - 99.6%
Financials - 99.6%
JPMorgan Chase & Co.	2,697	$124,332
Wells Fargo & Co.	3,844	121,855
U.S. Bancorp	4,573	120,864
Bank of America Corp.	8,614	114,825
Bank of New York Mellon Corp.	3,797	113,416
PNC Financial Services Group, Inc.	1,662	104,689
Itau Unibanco Holding S.A. ADR	3,693	88,817
BB&T Corp.	2,906	79,770
Banco Bradesco S.A. ADR	3,482	72,252
SunTrust Banks, Inc.	2,431	70,110
Fifth Third Bancorp	4,662	64,709
M&T Bank Corp.	680	60,160
ICICI Bank Ltd. ADR	1,129	56,258
Regions Financial Corp.	7,565	54,922
CIT Group, Inc.*	1,255	53,400
HSBC Holdings plc ADR	1,021	52,888
KeyCorp	5,834	51,806
New York Community Bancorp, Inc.	2,858	49,329
Comerica, Inc.	1,274	46,781
Bank of Montreal	704	45,746
Huntington Bancshares, Inc.	6,532	43,372
Hudson City Bancorp, Inc.	4,289	41,518
Banco Santander S.A. ADR	3,464	40,598
People’s United Financial, Inc.	3,126	39,325
HDFC Bank Ltd. ADR	225	38,237
Marshall & Ilsley Corp.	4,779	38,184
Zions Bancorporation	1,654	38,141
Toronto-Dominion Bank	417	36,942
Commerce Bancshares, Inc.	864	34,940
Cullen	592	34,940
Royal Bank of Canada	563	34,889
Banco Santander Brasil S.A. ADR	2,800	34,328
East West Bancorp, Inc.	1,538	33,774
City National Corp.	560	31,948
First Horizon National Corp.	2,826	31,679
UBS AG	1,680	30,324
First Niagara Financial Group, Inc.	2,228	30,256
Associated Banc-Corp.	2,030	30,146
Deutsche Bank AG	505	29,830
SVB Financial Group*	520	29,604
Bank of Hawaii Corp.	611	29,218
Signature Bank *	513	28,933
CapitalSource, Inc.	4,035	28,406
Valley National Bancorp	2,026	28,283
Fulton Financial Corp.	2,515	27,942
TCF Financial Corp.	1,734	27,501
Prosperity Bancshares, Inc.	630	26,945
FirstMerit Corp.	1,551	26,460
Barclays plc ADR	1,458	26,448
Credicorp Ltd.	250	26,233
Webster Financial Corp.	1,209	25,909
MGIC Investment Corp.*	2,877	25,577
Capitol Federal Financial, Inc.	2,252	25,380
Iberiabank Corp.	395	23,751
Trustmark Corp.	989	23,162
Cathay General Bancorp	1,343	22,898
NewAlliance Bancshares, Inc.	1,520	22,557
Washington Federal, Inc.	1,292	22,403
Westamerica Bancorporation	436	22,397
Astoria Financial Corp.	1,529	21,972
Umpqua Holdings Corp.	1,912	21,873
Whitney Holding Corp.	1,570	21,383
Northwest Bancshares, Inc.	1,705	21,381
Wintrust Financial Corp.	580	21,315
FNB Corp.	2,010	21,185
Susquehanna Bancshares, Inc.	2,250	21,038
BancorpSouth, Inc.	1,349	20,842
Hancock Holding Co.	620	20,361
Radian Group, Inc.	2,793	19,020
Glacier Bancorp, Inc.	1,240	18,662
First Midwest Bancorp, Inc.	1,505	17,744
Provident Financial Services, Inc.	1,190	17,612
Sterling Bancshares, Inc.	2,000	17,220
CVB Financial Corp.	1,739	16,190
Old National Bancorp	1,456	15,608
Texas Capital Bancshares, Inc.*	580	15,074
Ocwen Financial Corp.*	1,280	14,106
PrivateBancorp, Inc. - Class A	830	12,691

Total Financials		3,095,584

Total Common Stocks (Cost $1,917,551)		3,095,584

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 2.6%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$81,711	$81,711

Total Repurchase Agreement (Cost $81,711)		81,711

Total Investments - 102.2% (Cost $1,999,262)		$3,177,295
Liabilities, Less Cash & Other Assets - (2.2)%		(69,368)

Total Net Assets - 100.0%		$3,107,927

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
March 31, 2011 (Unaudited)	Biotechnology Fund

	Shares	Value
COMMON STOCKS† - 100.0%
Health Care - 100.0%
Amgen, Inc.*	18,948	$1,012,771
Gilead Sciences, Inc.*	20,758	880,970
Celgene Corp.*	13,566	780,452
Genzyme Corp.*	8,601	654,966
Biogen Idec, Inc.*	8,678	636,878
Vertex Pharmaceuticals, Inc.*	10,057	482,032
Alexion Pharmaceuticals, Inc.*	4,682	462,020
Dendreon Corp.*	9,634	360,601
Human Genome Sciences, Inc.*	12,407	340,572
Pharmasset, Inc.*	3,840	302,246
United Therapeutics Corp.*	4,372	293,011
Regeneron Pharmaceuticals, Inc.*	6,417	288,380
InterMune, Inc.*	5,539	261,385
BioMarin Pharmaceutical, Inc.*	9,506	238,886
Onyx Pharmaceuticals, Inc.*	6,263	220,332
Talecris Biotherapeutics Holdings Corp.*	8,142	218,206
Incyte Corporation Ltd.*	13,325	211,201
Seattle Genetics, Inc.*	13,392	208,513
Cephalon, Inc.*	2,749	208,319
Amylin Pharmaceuticals, Inc.*	17,115	194,598
Theravance, Inc.*	7,710	186,736
Cubist Pharmaceuticals, Inc.*	7,182	181,274
Exelixis, Inc.*	15,870	179,331
Ariad Pharmaceuticals, Inc.*	21,240	159,725
Myriad Genetics, Inc.*	7,900	159,185
Cepheid, Inc.*	5,090	142,622
Acorda Therapeutics, Inc.*	6,096	141,427
Savient Pharmaceuticals, Inc.*	13,047	138,298
PDL BioPharma, Inc.	23,647	137,153
Momenta Pharmaceuticals, Inc.*	8,570	135,835
Alkermes, Inc.*	10,230	132,478
SIGA Technologies, Inc.*	10,020	121,242
Clinical Data, Inc.*	3,740	113,322
Enzon Pharmaceuticals, Inc.*	9,320	101,588
Isis Pharmaceuticals, Inc.*	10,678	96,529
Amarin Corp.plc ADR*	11,930	87,089
NPS Pharmaceuticals, Inc.*	9,050	86,608
Medivation, Inc.*	4,620	86,117
Sangamo Biosciences, Inc.*	9,080	75,636
AMAG Pharmaceuticals, Inc.*	4,414	73,714
Immunogen, Inc.*	7,000	63,490

Total Health Care		10,855,738

Total Common Stocks (Cost $6,178,471)		10,855,738

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 2.5%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$266,950	$266,950

Total Repurchase Agreement
(Cost $266,950)		266,950

Total Investments - 102.5% (Cost $6,445,421)		$11,122,688
Liabilities, Less Cash & Other Assets - (2.5)%		(268,813)

Total Net Assets - 100.0%		$10,853,875

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
March 31, 2011 (Unaudited)	Electronics Fund

	Shares	Value
COMMON STOCKS† - 99.5%
Information Technology - 96.4%
Intel Corp.	31,554	$636,444
Texas Instruments, Inc.	11,279	389,802
Applied Materials, Inc.	17,632	275,412
Broadcom Corp. - Class A	6,936	273,140
Altera Corp.	5,223	229,916
Analog Devices, Inc.	5,312	209,187
Micron Technology, Inc.*	17,991	206,177
NVIDIA Corp.*	10,815	199,645
Marvell Technology Group Ltd.*	12,247	190,441
Xilinx, Inc.	5,338	175,086
Maxim Integrated Products, Inc.	6,684	171,110
KLA-Tencor Corp.	3,595	170,295
Avago Technologies Ltd.	5,426	168,749
Linear Technology Corp.	4,999	168,116
Atmel Corp.*	12,190	166,150
Lam Research Corp.*	2,926	165,787
Microchip Technology, Inc.	4,279	162,645
Taiwan Semiconductor Manufacturing Company Ltd. ADR	13,275	161,690
Skyworks Solutions, Inc.*	4,709	152,666
Advanced Micro Devices, Inc.*	17,075	146,845
ARM Holdings plc ADR	4,490	126,483
ON Semiconductor Corp.*	12,784	126,178
LSI Corp.*	18,458	125,514
Cree, Inc.*	2,718	125,463
ASML Holding N.V. - Class G	2,695	119,928
Varian Semiconductor Equipment Associates, Inc.*	2,393	116,467
National Semiconductor Corp.	7,828	112,254
Novellus Systems, Inc.*	3,007	111,650
Cypress Semiconductor Corp.*	5,711	110,679
Teradyne, Inc.*	6,143	109,407
Trina Sola Ltd. ADR*	3,628	109,275
Atheros Communications, Inc.*	2,375	106,044
MEMC Electronic Materials, Inc.*	7,952	103,058
Netlogic Microsystems, Inc.*	2,438	102,445
LDK Solar Company Ltd. ADR*	7,670	93,881
International Rectifier Corp.*	2,824	93,361
Fairchild Semiconductor International, Inc. - Class A*	5,077	92,401
Omnivision Technologies, Inc.*	2,592	92,094
Cavium Networks, Inc.*	2,036	91,477
TriQuint Semiconductor, Inc.*	7,026	90,706
Hittite Microwave Corp.*	1,395	88,959
Rambus, Inc.*	4,412	87,358
Veeco Instruments, Inc.*	1,657	84,242
Silicon Laboratories, Inc.*	1,935	83,611
MKS Instruments, Inc.	2,510	83,583
Cymer, Inc.*	1,471	83,229
RF Micro Devices, Inc.*	12,607	80,811
PMC - Sierra, Inc.*	10,580	79,350
Microsemi Corp.*	3,821	79,133
Semtech Corp.*	3,156	78,963
Intersil Corp. - Class A	6,294	78,360
SunPower Corp. - Class A*	4,487	76,907
Cirrus Logic, Inc.*	3,386	71,208
Diodes, Inc.*	2,080	70,845
Amkor Technology, Inc.*	10,421	70,238
Entegris, Inc.*	8,008	70,230
FEI Co.*	2,070	69,800
Integrated Device Technology, Inc.*	9,024	66,507
Cabot Microelectronics Corp.*	1,240	64,790
Tessera Technologies, Inc.*	3,240	59,162
Entropic Communications, Inc.*	6,415	54,207
Silicon Image, Inc.*	5,900	52,923
Advanced Energy Industries, Inc.*	3,203	52,369
Kulicke & Soffa Industries, Inc.*	5,525	51,659
Lattice Semiconductor Corp.*	8,495	50,121
Power Integrations, Inc.	1,286	49,292
Volterra Semiconductor Corp.*	1,959	48,642
Applied Micro Circuits Corp.*	4,573	47,468
Rubicon Technology, Inc.*	1,631	45,146
MIPS Technologies, Inc. - Class A*	4,180	43,848

Total Information Technology		8,601,029

Industrials - 3.1%
First Solar, Inc.*	1,323	212,791
GT Solar International, Inc.*	5,945	63,374

Total Industrials		276,165

Total Common Stocks (Cost $5,507,025)		8,877,194

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$74,507	$74,507

Total Repurchase Agreement (Cost $74,507)		74,507

Total Investments - 100.3% (Cost $5,581,532)		$8,951,701
Liabilities, Less Cash & Other Assets - (0.3)%		(24,034)

Total Net Assets - 100.0%		$8,927,667

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
March 31, 2011 (Unaudited)	Internet Fund

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Information Technology - 79.4% (continued)
Google, Inc. — Class A*	1,852	$1,085,661
Cisco Systems, Inc.	43,285	742,338
QUALCOMM, Inc.	13,435	736,641
Baidu, Inc. ADR*	4,022	554,272
eBay, Inc.*	16,037	497,788
Research In Motion Ltd.*	7,056	399,158
Yahoo!, Inc.*	22,595	376,207
Juniper Networks, Inc.*	8,698	366,012
Broadcom Corp. — Class A	8,859	348,867
Intuit, Inc.*	6,008	319,025
Symantec Corp.*	15,960	295,898
Sina Corp.*	2,647	283,335
Check Point Software Technologies Ltd.*	5,040	257,292
Red Hat, Inc.*	5,326	241,747
BMC Software, Inc.*	4,680	232,783
F5 Networks, Inc.*	2,141	219,602
Akamai Technologies, Inc.*	5,389	204,782
MercadoLibre, Inc.	2,440	199,177
Sohu.com, Inc.*	2,210	197,486
VeriSign, Inc.	5,373	194,556
Rackspace Hosting, Inc.*	4,462	191,197
TIBCO Software, Inc.*	6,330	172,492
Equinix, Inc.*	1,782	162,340
WebMD Health Corp. — Class A*	2,549	136,168
IAC/InterActiveCorp.*	4,309	133,105
GSI Commerce, Inc.*	4,507	131,920
OpenTable, Inc.*	1,190	126,557
Ciena Corp.*	4,700	122,012
VistaPrint N.V.*	2,273	117,969
SAVVIS, Inc.*	3,140	116,463
AOL, Inc.*	5,875	114,739
Monster Worldwide, Inc.*	7,035	111,856
Ancestry.com, Inc.*	2,970	105,286
Digital River, Inc.*	2,527	94,586
Travelzoo, Inc.*	1,320	87,899
Terremark Worldwide, Inc.*	4,550	86,450
ValueClick, Inc.*	5,962	86,211
Constant Contact, Inc.*	2,390	83,411
LogMeIn, Inc.*	1,940	81,790
RightNow Technologies, Inc.*	2,520	78,876
Websense, Inc.*	3,270	75,112
j2 Global Communications, Inc.*	2,470	72,890
Limelight Networks, Inc.*	10,150	72,674
Earthlink, Inc.	9,028	70,689

Total Information Technology		10,385,319

Consumer Discretionary - 17.3%
Amazon.com, Inc.*	4,090	736,732
Time Warner, Inc.	13,419	479,058
Priceline.com, Inc.*	800	405,152
Netflix, Inc.*	1,144	271,505
Expedia, Inc.	8,512	192,882
Shutterfly, Inc.*	1,980	103,673
Blue Nile, Inc.*	1,297	70,025

Total Consumer Discretionary		2,259,027

Telecommunication Services - 2.0%
Qwest Communications International, Inc.	38,660	264,048

Financials - 1.1%
E*Trade Financial Corp.*	9,270	144,890

Total Common Stocks (Cost $7,366,632)		13,053,284

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$101,673	$101,673

Total Repurchase Agreement (Cost $101,673)		101,673

Total Investments - 100.6% (Cost $7,468,305)		$13,154,957
Liabilities, Less Cash & Other Assets - (0.6)%		(74,622)

Total Net Assets - 100.0%		$13,080,335

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

Schedule of Investments	Sector Funds
March 31, 2011 (Unaudited)	Utilities Fund

	Shares	Value
COMMON STOCKS† - 99.8%
Utilities - 99.8%
Southern Co.	12,197	$464,828
Exelon Corp.	10,459	431,329
Dominion Resources, Inc.	9,356	418,213
Duke Energy Corp.	22,096	401,042
NextEra Energy, Inc.	7,228	398,407
PG&E Corp.	7,914	349,641
American Electric Power Company, Inc.	9,762	343,037
Public Service Enterprise Group, Inc.	10,505	331,013
FirstEnergy Corp.	8,659	321,162
Consolidated Edison, Inc.	6,143	311,573
Progress Energy, Inc.	6,596	304,339
Sempra Energy	5,529	295,801
Entergy Corp.	4,377	294,178
PPL Corp.	11,390	288,167
Edison International	7,771	284,341
Xcel Energy, Inc.	11,514	275,069
AES Corp.*	19,909	258,817
CenterPoint Energy, Inc.	13,545	237,850
DTE Energy Co.	4,804	235,204
Calpine Corp.*	13,831	219,498
Oneok, Inc.	3,276	219,099
Wisconsin Energy Corp.	7,150	218,075
Ameren Corp.	7,629	214,146
Constellation Energy Group, Inc.	6,512	202,719
Northeast Utilities	5,824	201,510
National Fuel Gas Co.	2,712	200,688
NiSource, Inc.	9,944	190,726
SCANA Corp.	4,672	183,937
CMS Energy Corp.	9,328	183,202
OGE Energy Corp.	3,609	182,471
NRG Energy, Inc.*	8,431	181,604
American Water Works Company, Inc.	6,421	180,109
NSTAR	3,876	179,343
Pinnacle West Capital Corp.	4,128	176,637
Cia Energetica de Minas Gerais ADR	9,110	175,550
MDU Resources Group, Inc.	7,425	170,552
Energen Corp.	2,683	169,351
Pepco Holdings, Inc.	9,009	168,018
Alliant Energy Corp.	4,310	167,788
TECO Energy, Inc.	8,820	165,463
Integrys Energy Group, Inc.	3,201	161,683
UGI Corp.	4,800	157,920
ITC Holdings Corp.	2,207	154,269
N.V. Energy, Inc.	10,266	152,861
DPL, Inc.	5,330	146,095
Aqua America, Inc.	6,370	145,809
Atmos Energy Corp.	4,212	143,629
Westar Energy, Inc.	5,375	142,008
AGL Resources, Inc.	3,539	140,994
Questar Corp.	8,046	140,403
National Grid plc ADR	2,871	137,923
Great Plains Energy, Inc.	6,764	135,415
Hawaiian Electric Industries, Inc.	5,072	125,786
Nicor, Inc.	2,314	124,262
Piedmont Natural Gas Company, Inc.	4,054	123,039
Vectren Corp.	4,476	121,747
Cleco Corp.	3,480	119,329
WGL Holdings, Inc.	2,940	114,660
IDACORP, Inc.	2,953	112,509
Southwest Gas Corp.	2,813	109,623
Portland General Electric Co.	4,558	108,344
UIL Holdings Corp.	3,350	102,242
New Jersey Resources Corp.	2,367	101,663
El Paso Electric Co.*	3,159	96,034
Avista Corp.	4,118	95,249
Black Hills Corp.	2,836	94,836
Unisource Energy Corp.	2,618	94,588
PNM Resources, Inc.	6,257	93,354
South Jersey Industries, Inc.	1,566	87,649
NorthWestern Corp.	2,787	84,446
Northwest Natural Gas Co.	1,799	82,988
Dynegy, Inc. — Class A*	11,660	66,345

Total Utilities		14,012,199

Total Common Stocks (Cost $9,497,292)		14,012,199

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$66,419	$66,419

Total Repurchase Agreement (Cost $66,419)		66,419

Total Investments - 100.3% (Cost $9,563,711)		$14,078,618
Liabilities, Less Cash & Other Assets — (0.3)%		(36,400)

Total Net Assets - 100.0%		$14,042,218

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds Nova Fund

	Shares	Value
COMMON STOCKS † - 59.4%
Information Technology - 10.7%
Apple, Inc.*	1,764	$614,666
International Business Machines Corp.	2,330	379,953
Microsoft Corp.	14,140	358,590
Google, Inc. — Class A*	480	281,381
Oracle Corp.	7,440	248,273
Intel Corp.	10,500	211,785
Cisco Systems, Inc.	10,570	181,275
QUALCOMM, Inc.	3,140	172,166
Hewlett-Packard Co.	4,160	170,435
EMC Corp.*	3,960	105,138
Texas Instruments, Inc.	2,240	77,414
Visa, Inc. — Class A	930	68,467
eBay, Inc.*	2,190	67,978
Corning, Inc.	2,988	61,642
Automatic Data Processing, Inc.	950	48,744
Cognizant Technology Solutions Corp. — Class A*	580	47,212
Dell, Inc.*	3,210	46,577
Mastercard, Inc. — Class A	180	45,310
Juniper Networks, Inc.*	1,020	42,922
Yahoo!, Inc.*	2,500	41,625
Applied Materials, Inc.	2,520	39,362
Broadcom Corp. — Class A	910	35,836
NetApp, Inc.*	700	33,726
Adobe Systems, Inc.*	970	32,165
Salesforce.com, Inc.*	230	30,723
Motorola Solutions, Inc.*	640	28,602
Xerox Corp.	2,678	28,521
Intuit, Inc.*	520	27,612
Symantec Corp.*	1,460	27,068
Altera Corp.	608	26,764
Citrix Systems, Inc.*	360	26,446
Western Union Co.	1,240	25,755
Analog Devices, Inc.	570	22,447
SanDisk Corp.*	450	20,740
NVIDIA Corp.*	1,110	20,491
Paychex, Inc.	620	19,443
Autodesk, Inc.*	440	19,408
Micron Technology, Inc.*	1,639	18,783
Amphenol Corp. — Class A	340	18,493
CA, Inc.	730	17,651
Fiserv, Inc.*	280	17,562
BMC Software, Inc.*	340	16,912
Red Hat, Inc.*	370	16,794
Fidelity National Information Services, Inc.	510	16,672
Western Digital Corp.*	440	16,408
Xilinx, Inc.	500	16,400
Teradata Corp.*	320	16,224
F5 Networks, Inc.*	150	15,386
KLA-Tencor Corp.	320	15,158
Computer Sciences Corp.	300	14,619
Linear Technology Corp.	430	14,461
Microchip Technology, Inc.	360	13,684
Akamai Technologies, Inc.*	360	13,680
Motorola Mobility Holdings, Inc.*	560	13,664
Electronic Arts, Inc.*	639	12,480
VeriSign, Inc.	330	11,949
Harris Corp.	240	11,904
FLIR Systems, Inc.	310	10,729
Advanced Micro Devices, Inc.*	1,103	9,486
SAIC, Inc.*	557	9,424
JDS Uniphase Corp.*	430	8,961
LSI Corp.*	1,180	8,024
Jabil Circuit, Inc.	380	7,763
National Semiconductor Corp.	458	6,568
Molex, Inc.	260	6,531
Novellus Systems, Inc.*	170	6,312
Teradyne, Inc.*	350	6,233
MEMC Electronic Materials, Inc.*	436	5,651
Total System Services, Inc.	310	5,586
Lexmark International, Inc. — Class A*	146	5,408
Compuware Corp.*	420	4,851
Monster Worldwide, Inc.*	250	3,975
Novell, Inc.*	666	3,949
Tellabs, Inc.	690	3,616

Total Information Technology		4,158,613

Financials - 9.4%
JPMorgan Chase & Co.	7,620	351,282
Wells Fargo & Co.	10,078	319,473
Berkshire Hathaway, Inc. — Class B*	3,307	276,564
Bank of America Corp.	19,360	258,069
Citigroup, Inc.*	55,580	245,664
Goldman Sachs Group, Inc.	1,000	158,470
U.S. Bancorp	3,677	97,183
American Express Co.	2,000	90,400
MetLife, Inc.	2,020	90,355
Morgan Stanley	2,960	80,867
Bank of New York Mellon Corp.	2,383	71,180
PNC Financial Services Group, Inc.	1,010	63,620
Simon Property Group, Inc.	570	61,081
Prudential Financial, Inc.	930	57,269
Travelers Companies, Inc.	820	48,774
Aflac, Inc.	900	47,502
Capital One Financial Corp.	870	45,205
State Street Corp.	960	43,142
ACE Ltd.	640	41,408
CME Group, Inc. — Class A	127	38,297
BB&T Corp.	1,330	36,508
Franklin Resources, Inc.	280	35,022
Charles Schwab Corp.	1,907	34,383
Chubb Corp.	560	34,334
AON Corp.	640	33,894
T. Rowe Price Group, Inc.	500	33,210
Allstate Corp.	1,010	32,098
Equity Residential	560	31,589
Marsh & McLennan Companies, Inc.	1,040	31,002
Public Storage	270	29,946
SunTrust Banks, Inc.	1,020	29,417
HCP, Inc.	770	29,214
Ameriprise Financial, Inc.	470	28,708
Vornado Realty Trust	310	27,125

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds Nova Fund

	Shares	Value
COMMON STOCKS † - 59.4% (continued)
Financials - 9.4% (continued)
Progressive Corp.	1,260	$26,624
Loews Corp.	600	25,854
Weyerhaeuser Co.	1,030	25,338
Boston Properties, Inc.	266	25,230
Discover Financial Services	1,036	24,988
Fifth Third Bancorp	1,760	24,429
Northern Trust Corp.	460	23,345
Hartford Financial Services Group, Inc.	850	22,890
Host Hotels & Resorts, Inc.	1,298	22,858
Invesco Ltd.	880	22,493
M&T Bank Corp.	230	20,348
Principal Financial Group, Inc.	610	19,587
AvalonBay Communities, Inc.	160	19,213
Lincoln National Corp.	600	18,024
Health Care REIT, Inc.	340	17,829
NYSE Euronext	500	17,585
Regions Financial Corp.	2,410	17,497
ProLogis	1,090	17,418
IntercontinentalExchange, Inc.*	140	17,296
Ventas, Inc.	310	16,833
KeyCorp	1,820	16,162
Unum Group	590	15,487
SLM Corp.*	1,010	15,453
CB Richard Ellis Group, Inc. — Class A*	560	14,952
XL Group plc — Class A	590	14,514
Kimco Realty Corp.	780	14,305
Leucadia National Corp.	379	14,228
Plum Creek Timber Company, Inc.	310	13,519
Moody’s Corp.	380	12,886
Genworth Financial, Inc. — Class A*	940	12,652
Comerica, Inc.	340	12,485
Huntington Bancshares, Inc.	1,650	10,956
Legg Mason, Inc.	290	10,466
Cincinnati Financial Corp.	310	10,168
Torchmark Corp.	150	9,972
Hudson City Bancorp, Inc.	1,010	9,777
American International Group, Inc.*	270	9,488
People’s United Financial, Inc.	690	8,680
Zions Bancorporation	350	8,071
Marshall & Ilsley Corp.	1,010	8,070
NASDAQ OMX Group, Inc.*	290	7,494
Assurant, Inc.	190	7,317
E*Trade Financial Corp.*	420	6,565
Apartment Investment & Management Co. — Class A	230	5,858
First Horizon National Corp.	500	5,605
Federated Investors, Inc. — Class B	180	4,815
Janus Capital Group, Inc.	360	4,489

Total Financials		3,642,368

Energy - 7.9%
Exxon Mobil Corp.	9,480	797,566
Chevron Corp.	3,839	412,424
Schlumberger Ltd.	2,600	242,476
ConocoPhillips	2,730	218,018
Occidental Petroleum Corp.	1,550	161,959
Apache Corp.	730	95,572
Halliburton Co.	1,747	87,070
Anadarko Petroleum Corp.	950	77,824
Devon Energy Corp.	820	75,251
Marathon Oil Corp.	1,360	72,502
National Oilwell Varco, Inc.	810	64,209
Baker Hughes, Inc.	830	60,947
EOG Resources, Inc.	510	60,440
Hess Corp.	570	48,570
Chesapeake Energy Corp.	1,264	42,369
Peabody Energy Corp.	517	37,203
Williams Companies, Inc.	1,120	34,922
Spectra Energy Corp.	1,240	33,703
Noble Energy, Inc.	340	32,861
Valero Energy Corp.	1,090	32,504
Southwestern Energy Co.*	670	28,790
Murphy Oil Corp.	370	27,165
Cameron International Corp.*	470	26,837
El Paso Corp.	1,350	24,300
Consol Energy, Inc.	430	23,061
Pioneer Natural Resources Co.	220	22,422
Noble Corp.	480	21,898
FMC Technologies, Inc.*	230	21,730
Newfield Exploration Co.*	260	19,763
Denbury Resources, Inc.*	770	18,788
Range Resources Corp.	310	18,123
Nabors Industries Ltd.*	550	16,709
EQT Corp.	290	14,471
QEP Resources, Inc.	340	13,784
Helmerich & Payne, Inc.	200	13,738
Massey Energy Co.	200	13,672
Sunoco, Inc.	230	10,486
Rowan Companies, Inc.*	236	10,426
Cabot Oil & Gas Corp.	196	10,382
Diamond Offshore Drilling, Inc.	129	10,023
Tesoro Corp.*	270	7,244

Total Energy		3,062,202

Industrials - 6.7%
General Electric Co.	20,310	407,216
United Technologies Corp.	1,760	148,984
United Parcel Service, Inc. — Class B	1,890	140,465
Caterpillar, Inc.	1,217	135,513
3M Co.	1,360	127,160
Boeing Co.	1,410	104,241
Union Pacific Corp.	940	92,430
Honeywell International, Inc.	1,503	89,744
Emerson Electric Co.	1,440	84,139
Deere & Co.	810	78,481
FedEx Corp.	600	56,130
CSX Corp.	710	55,806
General Dynamics Corp.	710	54,358
Danaher Corp.	1,030	53,457
Illinois Tool Works, Inc.	950	51,034
Norfolk Southern Corp.	680	47,104
Lockheed Martin Corp.	550	44,220
Cummins, Inc.	380	41,656
Tyco International Ltd.	910	40,741
Precision Castparts Corp.	270	39,739

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds Nova Fund

	Shares	Value
COMMON STOCKS † - 59.4% (continued)
Industrials - 6.7% (continued)
PACCAR, Inc.	700	$36,645
Eaton Corp.	654	36,258
Northrop Grumman Corp.	560	35,118
Raytheon Co.	690	35,100
Waste Management, Inc.	910	33,979
Ingersoll-Rand plc	630	30,435
Parker Hannifin Corp.	310	29,351
Rockwell Automation, Inc.	270	25,556
Fluor Corp.	340	25,044
Dover Corp.	360	23,666
CH Robinson Worldwide, Inc.	317	23,499
ITT Corp.	350	21,018
Expeditors International of Washington, Inc.	410	20,557
Goodrich Corp.	240	20,527
Joy Global, Inc.	200	19,762
Rockwell Collins, Inc.	300	19,449
Fastenal Co.	280	18,152
Southwest Airlines Co.	1,430	18,061
Republic Services, Inc. — Class A	590	17,724
L-3 Communications Holdings, Inc. — Class 3	220	17,228
First Solar, Inc.*	100	16,084
Roper Industries, Inc.	177	15,303
WW Grainger, Inc.	110	15,145
Textron, Inc.	530	14,517
Stericycle, Inc.*	160	14,187
Flowserve Corp.	110	14,168
Pall Corp.	218	12,559
Jacobs Engineering Group, Inc.*	238	12,240
Iron Mountain, Inc.	380	11,867
Pitney Bowes, Inc.	390	10,019
Masco Corp.	680	9,466
Quanta Services, Inc.*	410	9,196
Equifax, Inc.	230	8,935
Robert Half International, Inc.	280	8,568
Avery Dennison Corp.	200	8,392
Dun & Bradstreet Corp.	100	8,024
RR Donnelley & Sons Co.	400	7,568
Cintas Corp.	240	7,265
Snap-On, Inc.	110	6,607
Ryder System, Inc.	100	5,060

Total Industrials		2,614,917

Health Care - 6.5%
Pfizer, Inc.	15,290	310,540
Johnson & Johnson	5,230	309,877
Merck & Company, Inc.	5,900	194,759
Abbott Laboratories	2,960	145,188
Amgen, Inc.*	1,780	95,141
UnitedHealth Group, Inc.	2,090	94,468
Bristol-Myers Squibb Co.	3,260	86,162
Medtronic, Inc.	2,050	80,667
Eli Lilly & Co.	1,947	68,476
Gilead Sciences, Inc.*	1,520	64,509
Baxter International, Inc.	1,110	59,685
Express Scripts, Inc. — Class A*	1,010	56,166
Celgene Corp.*	890	51,202
WellPoint, Inc.	720	50,249
Covidien plc	940	48,824
Medco Health Solutions, Inc.*	770	43,243
Thermo Fisher Scientific, Inc.*	750	41,662
Allergan, Inc.	580	41,192
Stryker Corp.	640	38,912
McKesson Corp.	490	38,734
Genzyme Corp.*	500	38,075
Biogen Idec, Inc.*	458	33,613
Becton Dickinson and Co.	420	33,440
St. Jude Medical, Inc.	620	31,781
Agilent Technologies, Inc.*	660	29,555
Aetna, Inc.	740	27,698
Cardinal Health, Inc.	670	27,557
Intuitive Surgical, Inc.*	70	23,342
CIGNA Corp.	520	23,026
Zimmer Holdings, Inc.*	370	22,396
Humana, Inc.*	320	22,381
Boston Scientific Corp.*	2,910	20,923
AmerisourceBergen Corp. — Class A	520	20,571
Edwards Lifesciences Corp.*	220	19,140
Mylan, Inc.*	840	19,043
Life Technologies Corp.*	340	17,823
Forest Laboratories, Inc.*	550	17,765
Hospira, Inc.*	320	17,664
Laboratory Corporation of America Holdings*	190	17,505
Quest Diagnostics, Inc.	300	17,316
CR Bard, Inc.	160	15,890
Cerner Corp.*	140	15,568
Varian Medical Systems, Inc.*	230	15,557
DaVita, Inc.*	180	15,392
Waters Corp.*	170	14,773
Watson Pharmaceuticals, Inc.*	240	13,442
CareFusion Corp.*	430	12,126
Cephalon, Inc.*	140	10,609
DENTSPLY International, Inc.	270	9,987
Coventry Health Care, Inc.*	290	9,248
Tenet Healthcare Corp.*	930	6,929
Patterson Companies, Inc.	180	5,794
PerkinElmer, Inc.	220	5,779

Total Health Care		2,551,364

Consumer Discretionary - 6.2%
Walt Disney Co.	3,630	156,417
McDonald’s Corp.	2,000	152,180
Comcast Corp. — Class A	5,310	131,263
Amazon.com, Inc.*	680	122,488
Home Depot, Inc.	3,130	115,998
Ford Motor Co.*	7,240	107,948
News Corp. — Class A*	4,370	76,737
Time Warner, Inc.	2,090	74,613
DIRECTV — Class A*	1,520	71,136
Lowe’s Companies, Inc.	2,640	69,775
Target Corp.	1,350	67,513
NIKE, Inc. — Class B	730	55,261
Johnson Controls, Inc.	1,297	53,916
Viacom, Inc. — Class B	1,140	53,033
Starbucks Corp.	1,430	52,838

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds Nova Fund

	Shares	Value
COMMON STOCKS † - 59.4% (continued)
Consumer Discretionary - 6.2% (continued)
Time Warner Cable, Inc. — Class A	660	$47,084
Yum! Brands, Inc.	890	45,728
Priceline.com, Inc.*	90	45,580
TJX Companies, Inc.	760	37,795
CBS Corp. — Class B	1,290	32,302
Carnival Corp.	830	31,839
Kohl’s Corp.	560	29,702
Coach, Inc.	570	29,663
Staples, Inc.	1,380	26,800
Omnicom Group, Inc.	540	26,492
Stanley Black & Decker, Inc.	320	24,512
Bed Bath & Beyond, Inc.*	487	23,507
McGraw-Hill Companies, Inc.	590	23,246
Discovery Communications, Inc. — Class A*	540	21,546
Starwood Hotels & Resorts Worldwide, Inc.	370	21,504
Marriott International, Inc. — Class A	563	20,032
Macy’s, Inc.	808	19,602
Harley-Davidson, Inc.	450	19,121
Wynn Resorts Ltd.	150	19,087
Netflix, Inc.*	80	18,986
The Gap, Inc.	830	18,808
Best Buy Company, Inc.	630	18,094
Fortune Brands, Inc.	290	17,948
Limited Brands, Inc.	510	16,769
VF Corp.	170	16,750
Mattel, Inc.	670	16,703
Ross Stores, Inc.	230	16,358
JC Penney Company, Inc.	450	16,160
Genuine Parts Co.	300	16,092
Polo Ralph Lauren Corp. — Class A	127	15,704
O’Reilly Automotive, Inc.*	270	15,514
Cablevision Systems Corp. — Class A	440	15,228
Tiffany & Co.	240	14,746
Nordstrom, Inc.	320	14,362
CarMax, Inc.*	430	13,803
AutoZone, Inc.*	50	13,678
Whirlpool Corp.	150	12,804
Darden Restaurants, Inc.	260	12,774
Family Dollar Stores, Inc.	240	12,317
Hasbro, Inc.	260	12,178
Interpublic Group of Companies, Inc.	940	11,816
Newell Rubbermaid, Inc.	560	10,713
Wyndham Worldwide Corp.	330	10,497
Apollo Group, Inc. — Class A*	240	10,010
Abercrombie & Fitch Co. — Class A	170	9,979
H&R Block, Inc.	580	9,709
International Game Technology	570	9,251
Expedia, Inc.	380	8,611
Scripps Networks Interactive, Inc. — Class A	170	8,515
Urban Outfitters, Inc.*	240	7,159
Gannett Company, Inc.	460	7,006
Goodyear Tire & Rubber Co.*	460	6,891
Leggett & Platt, Inc.	280	6,860
Sears Holdings Corp.*	80	6,612
GameStop Corp. — Class A*	290	6,531
DeVry, Inc.	116	6,388
DR Horton, Inc.	538	6,268
Harman International Industries, Inc.	130	6,087
Big Lots, Inc.*	140	6,080
Lennar Corp. — Class A	310	5,617
Pulte Group, Inc.*	639	4,729
Washington Post Co. — Class B	10	4,376
AutoNation, Inc.*	120	4,244
RadioShack Corp.	200	3,002

Total Consumer Discretionary		2,408,985

Consumer Staples - 6.1%
Procter & Gamble Co.	5,360	330,176
Coca-Cola Co.	4,390	291,277
Philip Morris International, Inc.	3,440	225,767
Wal-Mart Stores, Inc.	3,750	195,188
PepsiCo, Inc.	3,030	195,162
Kraft Foods, Inc. — Class A	3,352	105,119
Altria Group, Inc.	3,997	104,042
CVS Caremark Corp.	2,620	89,919
Colgate-Palmolive Co.	940	75,914
Walgreen Co.	1,760	70,646
Costco Wholesale Corp.	830	60,856
Kimberly-Clark Corp.	770	50,258
General Mills, Inc.	1,220	44,591
Archer-Daniels-Midland Co.	1,220	43,932
Sysco Corp.	1,110	30,747
HJ Heinz Co.	620	30,268
Kroger Co.	1,220	29,243
Lorillard, Inc.	280	26,603
Kellogg Co.	480	25,910
Reynolds American, Inc.	650	23,095
Mead Johnson Nutrition Co. — Class A	390	22,593
Avon Products, Inc.	820	22,173
Estee Lauder Companies, Inc. — Class A	220	21,199
Sara Lee Corp.	1,190	21,027
ConAgra Foods, Inc.	830	19,713
Whole Foods Market, Inc.	280	18,452
Clorox Co.	260	18,218
Coca-Cola Enterprises, Inc.	630	17,199
Safeway, Inc.	700	16,478
JM Smucker Co.	230	16,420
Hershey Co.	300	16,305
Dr Pepper Snapple Group, Inc.	430	15,979
Molson Coors Brewing Co. — Class B	299	14,020
Brown-Forman Corp. — Class B	200	13,660
McCormick & Company, Inc.	246	11,766
Campbell Soup Co.	350	11,589
Tyson Foods, Inc. — Class A	570	10,938
Hormel Foods Corp.	260	7,238
Constellation Brands, Inc. — Class A*	340	6,895

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds Nova Fund

	Shares	Value
COMMON STOCKS † - 59.4% (continued)
Consumer Staples - 6.1% (continued)
SUPERVALU, Inc.	410	$3,661
Dean Foods Co.*	350	3,500

Total Consumer Staples		2,357,736

Materials - 2.2%
Freeport-McMoRan Copper & Gold, Inc. - Class B	1,808	100,434
E. I. du Pont de Nemours & Co.	1,764	96,967
Dow Chemical Co.	2,231	84,220
Monsanto Co.	1,030	74,428
Praxair, Inc.	580	58,928
Newmont Mining Co.	940	51,305
Air Products & Chemicals, Inc.	407	36,703
Alcoa, Inc.	2,030	35,829
PPG Industries, Inc.	310	29,515
Nucor Corp.	600	27,612
International Paper Co.	840	25,351
Cliffs Natural Resources, Inc.	256	25,160
Ecolab, Inc.	450	22,959
CF Industries Holdings, Inc.	140	19,151
Sigma-Aldrich Corp.	230	14,637
United States Steel Co.	270	14,564
Sherwin-Williams Co.	170	14,278
Eastman Chemical Co.	140	13,905
Allegheny Technologies, Inc.	190	12,867
FMC Corp.	140	11,890
Ball Corp.	320	11,472
Vulcan Materials Co.	250	11,400
MeadWestvaco Corp.	320	9,706
Owens-Illinois, Inc.*	310	9,359
International Flavors & Fragrances, Inc.	150	9,345
Airgas, Inc.	140	9,299
Sealed Air Corp.	300	7,998
Bemis Company, Inc.	200	6,562
AK Steel Holding Corp.	210	3,314
Titanium Metals Corp.*	170	3,159

Total Materials		852,317

Utilities - 1.9%
Southern Co.	1,625	61,929
Exelon Corp.	1,266	52,210
Dominion Resources, Inc.	1,110	49,617
Duke Energy Corp.	2,540	46,101
NextEra Energy, Inc.	810	44,647
PG&E Corp.	757	33,444
American Electric Power Company, Inc.	920	32,329
Public Service Enterprise Group, Inc.	969	30,533
FirstEnergy Corp.	800	29,672
Consolidated Edison, Inc.	560	28,403
Progress Energy, Inc.	560	25,839
Sempra Energy	460	24,610
PPL Corp.	934	23,630
Entergy Corp.	340	22,851
Edison International	620	22,686
Xcel Energy, Inc.	917	21,907
AES Corp.*	1,270	16,510
DTE Energy Co.	320	15,667
CenterPoint Energy, Inc.	807	14,171
Wisconsin Energy Corp.	450	13,725
Oneok, Inc.	200	13,376
Ameren Corp.	460	12,912
Constellation Energy Group, Inc.	380	11,829
Northeast Utilities	340	11,764
NiSource, Inc.	529	10,146
NRG Energy, Inc.*	470	10,124
CMS Energy Corp.	480	9,427
Pinnacle West Capital Corp.	207	8,858
SCANA Corp.	220	8,661
Pepco Holdings, Inc.	430	8,020
TECO Energy, Inc.	410	7,692
Integrys Energy Group, Inc.	146	7,375
Nicor, Inc.	90	4,833

Total Utilities		735,498

Telecommunication Services - 1.8%
AT&T, Inc.	11,311	346,117
Verizon Communications, Inc.	5,407	208,386
American Tower Corp. - Class A*	760	39,383
Sprint Nextel Corp.*	5,717	26,527
CenturyLink, Inc.	580	24,099
Qwest Communications International, Inc.	3,329	22,737
Frontier Communications Corp.	1,900	15,618
Windstream Corp.	960	12,355
MetroPCS Communications, Inc.*	500	8,120

Total Telecommunication Services		703,342

Total Common Stocks (Cost $13,276,362)		23,087,342

	Face
	Amount	Value
REPURCHASE AGREEMENTS ††,1 - 31.9%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[2]	$5,310,551	$5,310,551
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	1,909,702	1,909,702
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	1,720,346	1,720,346
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	1,720,346	1,720,346
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	1,720,346	1,720,346

Total Repurchase Agreements (Cost $12,381,291)		12,381,291

Total Investments - 91.3% (Cost $25,657,653)		$35,468,633
Cash & Other Assets, Less Liabilities - 8.7%		3,387,048

Total Net Assets - 100.0%		$38,855,681

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds Nova Fund

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $5,879,563)	89	$43,319

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS ††
Goldman Sachs International April 2011 S&P 500 Index Swap, Terminating 04/27/11[3] (Notional Value $16,275,673)	12,276	$168,431
Credit Suisse Capital, LLC April 2011 S&P 500 Index Swap, Terminating 04/28/11[3] (Notional Value $7,896,875)	5,956	74,244
Morgan Stanley Capital Services, Inc. April 2011 S&P 500 Index Swap, Terminating 04/26/11[3] (Notional Value $5,072,806)	3,826	47,461

(Total Notional Value $29,245,354)		$290,136

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

2	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

3	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Inverse S&P 500 Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 64.4%
Federal Home Loan Bank[1]
0.08% due 04/12/11	$4,000,000	$3,999,902
Fannie Mae[2]
0.08% due 05/10/11	3,000,000	2,999,740
Farmer Mac[1]
0.10% due 06/10/11	3,000,000	2,999,475
Federal Farm Credit Bank[1]
0.07% due 04/19/11	2,000,000	1,999,930

Total Federal Agency Discount Notes (Cost $11,998,993)		11,999,047

REPURCHASE AGREEMENTS††,3 - 33.1%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[4]	2,221,238	2,221,238
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	1,067,581	1,067,581
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	961,726	961,726
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	961,726	961,726
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	961,726	961,726

Total Repurchase Agreements (Cost $6,173,997)		6,173,997

Total Investments - 97.5% (Cost $18,172,990)		$18,173,044
Cash & Other Assets, Less Liabilities - 2.5%		464,163
Total Net Assets - 100.0%		$18,637,207

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $7,465,063)	113	$(76,770)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. April 2011 S&P 500 Index Swap, Terminating 04/26/11[5] (Notional Value $1,066,874)	805	$(10,005)
Goldman Sachs International April 2011 S&P 500 Index Swap, Terminating 04/27/11[5] (Notional Value $2,746,513)	2,072	(36,823)
Credit Suisse Capital, LLC April 2011 S&P 500 Index Swap, Terminating 04/28/11[5] (Notional Value $7,391,627)	5,575	(43,205)
(Total Notional Value $11,205,014)		$(90,033)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

3	Repurchase Agreements — See Note 2.

4	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

5	Total Return based on S&P 500 Index +/- financing at a variable rate.

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	NASDAQ-100® Fund

	Shares	Value
COMMON STOCKS† - 67.1%
Information Technology - 42.7%
Apple, Inc.*	22,470	$7,829,671
QUALCOMM, Inc.	34,670	1,900,956
Google, Inc. — Class A*	2,670	1,565,181
Microsoft Corp.	50,580	1,282,709
Oracle Corp.	36,850	1,229,684
Intel Corp.	33,610	677,914
Baidu, Inc. ADR*	4,870	671,135
Cisco Systems, Inc.	34,540	592,361
eBay, Inc.*	16,940	525,818
Research In Motion Ltd.*	9,090	514,221
Cognizant Technology Solutions Corp. — Class A*	5,190	422,466
Intuit, Inc.*	6,840	363,204
Altera Corp.	7,871	346,481
NetApp, Inc.*	6,610	318,470
Automatic Data Processing, Inc.	6,140	315,043
Broadcom Corp. — Class A	7,733	304,526
Adobe Systems, Inc.*	8,680	287,829
Citrix Systems, Inc.*	3,900	286,494
Symantec Corp.*	13,960	258,818
CA, Inc.	8,570	207,223
Micron Technology, Inc.*	17,860	204,676
Activision Blizzard, Inc.	18,460	202,506
Fiserv, Inc.*	3,200	200,704
Xilinx, Inc.	6,060	198,768
SanDisk Corp.*	4,210	194,039
Paychex, Inc.	6,000	188,160
Applied Materials, Inc.	11,930	186,347
NVIDIA Corp.*	9,980	184,231
Check Point Software Technologies Ltd.*	3,600	183,780
Yahoo!, Inc.*	11,010	183,316
Autodesk, Inc.*	4,140	182,615
BMC Software, Inc.*	3,630	180,556
Dell, Inc.*	12,420	180,214
Linear Technology Corp.	5,300	178,239
Marvell Technology Group Ltd.*	10,860	168,873
KLA-Tencor Corp.	3,540	167,690
F5 Networks, Inc.*	1,360	139,495
Infosys Technologies Ltd. ADR	1,880	134,796
Maxim Integrated Products, Inc.	5,100	130,560
Lam Research Corp.*	2,230	126,352
Akamai Technologies, Inc.*	3,260	123,880
Electronic Arts, Inc.*	5,890	115,032
Seagate Technology plc*	7,900	113,760
Flextronics International Ltd.*	14,420	107,717
Microchip Technology, Inc.	2,740	104,147
VeriSign, Inc.	2,860	103,561
FLIR Systems, Inc.	2,900	100,369

Total Information Technology		24,184,587

Consumer Discretionary - 10.9%
Amazon.com, Inc.*	5,240	943,881
Starbucks Corp.	18,140	670,273
Comcast Corp. — Class A	25,370	627,146
DIRECTV — Class A*	10,070	471,276
Priceline.com, Inc.*	910	460,861
News Corp. — Class A*	24,970	438,473
Wynn Resorts Ltd.	2,360	300,310
Bed Bath & Beyond, Inc.*	5,990	289,137
Netflix, Inc.*	880	208,850
Mattel, Inc.	6,970	173,762
Staples, Inc.	8,500	165,070
Sears Holdings Corp.*	1,990	164,474
Virgin Media, Inc.	5,760	160,071
Liberty Media Corp — Interactive*	9,620	154,305
Ross Stores, Inc.	2,110	150,063
O’Reilly Automotive, Inc.*	2,460	141,352
Dollar Tree, Inc.*	2,310	128,251
Garmin Ltd.	3,380	114,447
Ctrip.com International Ltd. ADR*	2,670	110,778
Expedia, Inc.	4,690	106,276
Apollo Group, Inc. — Class A*	2,530	105,526
Urban Outfitters, Inc.*	2,840	84,717

Total Consumer Discretionary		6,169,299

Health Care - 8.6%
Teva Pharmaceutical Industries Ltd. ADR	12,590	631,640
Gilead Sciences, Inc.*	13,700	581,428
Celgene Corp.*	8,160	469,445
Express Scripts, Inc. — Class A*	8,240	458,227
Genzyme Corp.*	5,740	437,101
Amgen, Inc.*	7,600	406,220
Biogen Idec, Inc.*	4,580	336,126
Intuitive Surgical, Inc.*	680	226,753
Vertex Pharmaceuticals, Inc.*	3,740	179,258
Mylan, Inc.*	7,770	176,146
Life Technologies Corp.*	3,190	167,220
Cerner Corp.*	1,450	161,240
Illumina, Inc.*	2,190	153,453
Henry Schein, Inc.*	1,600	112,272
Warner Chilcott plc — Class A	4,400	102,432
Cephalon, Inc.*	1,290	97,756
DENTSPLY International, Inc.	2,390	88,406
QIAGEN N.V.*	4,130	82,807

Total Health Care		4,867,930

Industrials - 2.6%
PACCAR, Inc.	7,150	374,302
CH Robinson Worldwide, Inc.	2,870	212,753
First Solar, Inc.*	1,320	212,309
Expeditors International of Washington, Inc.	3,640	182,510
Joy Global, Inc.	1,800	177,858
Fastenal Co.	2,470	160,130
Stericycle, Inc.*	1,570	139,212

Total Industrials		1,459,074

Telecommunication Services - 1.2%
Vodafone Group plc ADR	13,273	381,599
Millicom International Cellular S.A.	1,850	177,914
NII Holdings, Inc.*	2,880	120,010

Total Telecommunication Services		679,523

Consumer Staples - 0.9%
Costco Wholesale Corp.	4,020	294,746
Whole Foods Market, Inc.	3,180	209,562

Total Consumer Staples		504,308

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	NASDAQ-100® Fund

	Shares	Value
COMMON STOCKS† - 67.1% (continued)
Materials - 0.2%
Sigma-Aldrich Corp.	2,050	$130,462

Total Common Stocks (Cost $13,595,449)		37,995,183

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 29.5%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[2]	$4,617,481	$4,617,481
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	3,265,500	3,265,500
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	2,941,710	2,941,710
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	2,941,710	2,941,710
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	2,941,710	2,941,710

Total Repurchase Agreements (Cost $16,708,111)		16,708,111

Total Investments - 96.6% (Cost $30,303,560)		$54,703,294
Cash & Other Assets, Less Liabilities - 3.4%		1,929,777

Total Net Assets - 100.0%		$56,633,071

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
June 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $3,180,360)	68	$28,797

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
April 2011 NASDAQ-100 Index Swap, Terminating 04/27/11[3] (Notional Value $6,724,899)	2,875	$103,493
Credit Suisse Capital, LLC
April 2011 NASDAQ-100 Index Swap, Terminating 04/28/11[3] (Notional Value $5,527,983)	2,363	53,846
Morgan Stanley Capital Services, Inc.
April 2011 NASDAQ-100 Index Swap, Terminating 04/26/11[3] (Notional Value $3,340,289)	1,428	32,396

(Total Notional Value $15,593,171)		$189,735

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

2	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

3	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Inverse NASDAQ-100® Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 44.0%
Fannie Mae[1]
0.07% due 05/04/11	$1,000,000	$999,936
0.08% due 05/10/11	1,000,000	999,913
Federal Farm Credit Bank[2]
0.02% due 04/12/11	1,000,000	999,994
Farmer Mac[2]	1,000,000	999,825
0.10% due 06/10/11	1,000,000	999,825

Total Federal Agency Discount Notes
(Cost $3,999,652)		3,999,668

REPURCHASE AGREEMENTS††,3 - 62.9%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[4]	$1,889,504	$1,889,504
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	1,032,868	1,032,868
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	930,454	930,454
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	930,454	930,454
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	930,454	930,454

Total Repurchase Agreements
(Cost $5,713,734)		5,713,734

Total Investments - 106.9% (Cost $9,713,386)		$9,713,402
Liabilities, Less Cash & Other Assets - (6.9)%		(624,368)
Total Net Assets - 100.0%		$9,089,034

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
June 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,356,330)	29	$(32,712)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
April 2011 NASDAQ-100 Index Swap, Terminating 04/27/11[5] (Notional Value $517,826)	221	$(8,032)
Morgan Stanley Capital Services, Inc.
April 2011 NASDAQ-100 Index Swap, Terminating 04/26/11[5] (Notional Value $1,801,010)	770	(17,537)
Credit Suisse Capital, LLC
April 2011 NASDAQ-100 Index Swap, Terminating 04/28/11[5] (Notional Value $5,415,616)	2,315	(52,751)

(Total Notional Value $7,734,452)		$(78,320)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 2.

4	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

5	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	S&P 500 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 45.1%
Information Technology - 8.1%
Apple, Inc.*	1,010	$351,934
International Business Machines Corp.	1,340	218,514
Microsoft Corp.	8,100	205,416
Google, Inc. - Class A*	270	158,277
Oracle Corp.	4,260	142,156
Intel Corp.	6,010	121,222
Cisco Systems, Inc.	6,060	103,929
QUALCOMM, Inc.	1,800	98,694
Hewlett-Packard Co.	2,380	97,509
EMC Corp.*	2,270	60,268
Texas Instruments, Inc.	1,280	44,237
Visa, Inc. - Class A	530	39,019
eBay, Inc.*	1,250	38,800
Corning, Inc.	1,720	35,484
Automatic Data Processing, Inc.	540	27,707
Mastercard, Inc. - Class A	108	27,186
Dell, Inc.*	1,840	26,698
Cognizant Technology Solutions Corp. - Class A*	327	26,618
Juniper Networks, Inc.*	590	24,827
Yahoo!, Inc.*	1,430	23,809
Applied Materials, Inc.	1,450	22,649
Broadcom Corp. - Class A	520	20,478
NetApp, Inc.*	400	19,272
Adobe Systems, Inc.*	550	18,238
Salesforce.com, Inc.*	130	17,365
Motorola Solutions, Inc.*	366	16,357
Xerox Corp.	1,530	16,294
Intuit, Inc.*	300	15,930
Altera Corp.	354	15,583
Symantec Corp.*	840	15,574
Citrix Systems, Inc.*	210	15,427
Western Union Co.	710	14,747
Analog Devices, Inc.	330	12,995
SanDisk Corp.*	260	11,983
NVIDIA Corp.*	640	11,814
Autodesk, Inc.*	250	11,027
Paychex, Inc.	350	10,976
Micron Technology, Inc.*	940	10,772
Amphenol Corp. - Class A	188	10,225
CA, Inc.	420	10,156
Fiserv, Inc.*	160	10,035
BMC Software, Inc.*	197	9,799
Red Hat, Inc.*	210	9,532
Xilinx, Inc.	290	9,512
Fidelity National Information Services, Inc.	290	9,480
Western Digital Corp.*	250	9,323
F5 Networks, Inc.*	90	9,231
Teradata Corp.*	180	9,126
KLA-Tencor Corp.	180	8,527
Linear Technology Corp.	250	8,407
Computer Sciences Corp.	170	8,284
Microchip Technology, Inc.	210	7,982
Akamai Technologies, Inc.*	210	7,980
Motorola Mobility Holdings, Inc.*	318	7,759
Electronic Arts, Inc.*	367	7,168
Harris Corp.	138	6,845
VeriSign, Inc.	187	6,771
FLIR Systems, Inc.	170	5,884
Advanced Micro Devices, Inc.*	630	5,418
SAIC, Inc.*	317	5,364
JDS Uniphase Corp.*	250	5,210
LSI Corp.*	670	4,556
Jabil Circuit, Inc.	209	4,270
National Semiconductor Corp.	260	3,728
Novellus Systems, Inc.*	100	3,713
Molex, Inc.	147	3,693
Teradyne, Inc.*	200	3,562
Total System Services, Inc.	180	3,244
MEMC Electronic Materials, Inc.*	250	3,240
Lexmark International, Inc. - Class A*	87	3,222
Compuware Corp.*	240	2,772
Novell, Inc.*	390	2,313
Monster Worldwide, Inc.*	140	2,226
Tellabs, Inc.	400	2,096

Total Information Technology		2,380,438

Financials - 7.1%
JPMorgan Chase & Co.	4,360	200,996
Wells Fargo & Co.	5,770	182,909
Berkshire Hathaway, Inc. - Class B*	1,900	158,897
Bank of America Corp.	11,090	147,830
Citigroup, Inc.*	31,830	140,689
Goldman Sachs Group, Inc.	570	90,328
U.S. Bancorp	2,107	55,688
American Express Co.	1,150	51,980
MetLife, Inc.	1,160	51,887
Morgan Stanley	1,690	46,171
Bank of New York Mellon Corp.	1,360	40,623
PNC Financial Services Group, Inc.	580	36,534
Simon Property Group, Inc.	330	35,363
Prudential Financial, Inc.	530	32,637
Travelers Companies, Inc.	470	27,956
Aflac, Inc.	520	27,446
Capital One Financial Corp.	500	25,980
State Street Corp.	550	24,717
ACE Ltd.	370	23,939
BB&T Corp.	760	20,862
CME Group, Inc. - Class A	67	20,204
Franklin Resources, Inc.	159	19,888
Charles Schwab Corp.	1,090	19,653
Chubb Corp.	320	19,619
AON Corp.	360	19,066
T. Rowe Price Group, Inc.	280	18,598
Allstate Corp.	580	18,432
Equity Residential	320	18,051
Marsh & McLennan Companies, Inc.	600	17,886
SunTrust Banks, Inc.	590	17,016
HCP, Inc.	440	16,694
Ameriprise Financial, Inc.	270	16,492
Public Storage	147	16,304
Vornado Realty Trust	180	15,750
Progressive Corp.	720	15,214
Boston Properties, Inc.	157	14,891
Loews Corp.	340	14,650
Weyerhaeuser Co.	590	14,514
Discover Financial Services	598	14,424

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	S&P 500 2x Strategy Fund

	Shares	Value
Fifth Third Bancorp	1,010	14,019
Northern Trust Corp.	270	13,702
Host Hotels & Resorts, Inc.	750	13,207
Hartford Financial Services Group, Inc.	490	13,196
Invesco Ltd.	500	12,780
M&T Bank Corp.	130	11,501
Principal Financial Group, Inc.	350	11,238
Lincoln National Corp.	350	10,514
AvalonBay Communities, Inc.	86	10,327
NYSE Euronext	290	10,199
Regions Financial Corp.	1,380	10,019
Health Care REIT, Inc.	190	9,964
ProLogis	620	9,908
IntercontinentalExchange, Inc.*	80	9,883
Ventas, Inc.	177	9,611
KeyCorp	1,040	9,235
Unum Group	340	8,925
SLM Corp.*	580	8,874
CB Richard Ellis Group, Inc. — Class A*	320	8,544
XL Group plc — Class A	340	8,364
Leucadia National Corp.	220	8,259
Kimco Realty Corp.	450	8,253
Plum Creek Timber Company, Inc.	180	7,850
Moody’s Corp.	219	7,426
Genworth Financial, Inc. — Class A*	540	7,268
Comerica, Inc.	190	6,977
Huntington Bancshares, Inc.	950	6,308
Legg Mason, Inc.	170	6,135
Torchmark Corp.	90	5,983
Cincinnati Financial Corp.	177	5,805
Hudson City Bancorp, Inc.	580	5,614
American International Group, Inc.*	157	5,517
People’s United Financial, Inc.	400	5,032
Zions Bancorporation	200	4,612
Marshall & Ilsley Corp.	577	4,610
Assurant, Inc.	110	4,236
NASDAQ OMX Group, Inc.*	160	4,134
E*Trade Financial Corp.*	240	3,751
Apartment Investment & Management Co. — Class A	128	3,260
First Horizon National Corp.	290	3,251
Federated Investors, Inc. — Class B	100	2,675
Janus Capital Group, Inc.	200	2,494

Total Financials		2,084,238

Energy - 6.0%
Exxon Mobil Corp.	5,430	456,826
Chevron Corp.	2,197	236,024
Schlumberger Ltd.	1,490	138,957
ConocoPhillips	1,570	125,380
Occidental Petroleum Corp.	887	92,683
Apache Corp.	420	54,986
Halliburton Co.	997	49,690
Anadarko Petroleum Corp.	540	44,237
Devon Energy Corp.	470	43,132
Marathon Oil Corp.	780	41,582
National Oilwell Varco, Inc.	457	36,226
Baker Hughes, Inc.	480	35,246
EOG Resources, Inc.	290	34,368
Hess Corp.	330	28,119
Chesapeake Energy Corp.	720	24,134
Peabody Energy Corp.	297	21,372
Williams Companies, Inc.	640	19,955
Spectra Energy Corp.	707	19,216
Valero Energy Corp.	620	18,488
Noble Energy, Inc.	186	17,977
Southwestern Energy Co.*	380	16,329
Murphy Oil Corp.	210	15,418
Cameron International Corp.*	270	15,417
El Paso Corp.	767	13,806
Consol Energy, Inc.	250	13,408
Pioneer Natural Resources Co.	130	13,250
Noble Corp.	280	12,774
FMC Technologies, Inc.*	130	12,282
Newfield Exploration Co.*	150	11,402
Denbury Resources, Inc.*	440	10,736
Range Resources Corp.	179	10,464
Nabors Industries Ltd.*	306	9,296
Helmerich & Payne, Inc.	120	8,243
EQT Corp.	157	7,834
QEP Resources, Inc.	190	7,703
Massey Energy Co.	107	7,315
Rowan Companies, Inc.*	138	6,097
Diamond Offshore Drilling, Inc.	78	6,061
Sunoco, Inc.	130	5,927
Cabot Oil & Gas Corp.	110	5,827
Tesoro Corp.*	157	4,212

Total Energy		1,752,399

Industrials - 5.1%
General Electric Co.	11,630	233,182
United Technologies Corp.	1,010	85,497
United Parcel Service, Inc. — Class B	1,077	80,043
Caterpillar, Inc.	700	77,945
3M Co.	780	72,930
Boeing Co.	810	59,883
Union Pacific Corp.	540	53,098
Honeywell International, Inc.	859	51,291
Emerson Electric Co.	830	48,497
Deere & Co.	460	44,569
FedEx Corp.	350	32,743
CSX Corp.	410	32,226
General Dynamics Corp.	410	31,390
Danaher Corp.	590	30,621
Illinois Tool Works, Inc.	546	29,331
Norfolk Southern Corp.	390	27,015
Lockheed Martin Corp.	310	24,924
Cummins, Inc.	220	24,116
Tyco International Ltd.	520	23,294
Precision Castparts Corp.	156	22,960
PACCAR, Inc.	399	20,888
Eaton Corp.	370	20,513
Northrop Grumman Corp.	320	20,067
Raytheon Co.	390	19,839
Waste Management, Inc.	520	19,417
Ingersoll-Rand plc	360	17,392
Parker Hannifin Corp.	180	17,042
Rockwell Automation, Inc.	160	15,144
Fluor Corp.	190	13,995
CH Robinson Worldwide, Inc.	177	13,121
Dover Corp.	197	12,951
ITT Corp.	200	12,010
Goodrich Corp.	140	11,974
Expeditors International of Washington, Inc.	230	11,532

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	S&P 500 2x Strategy Fund

	Shares	Value
Rockwell Collins, Inc.	170	11,021
Joy Global, Inc.	110	10,869
Fastenal Co.	160	10,373
Southwest Airlines Co.	817	10,319
Republic Services, Inc. - Class A	340	10,214
First Solar, Inc.*	60	9,650
L-3 Communications Holdings, Inc. - Class 3	120	9,397
Roper Industries, Inc.	100	8,646
Textron, Inc.	300	8,217
WW Grainger, Inc.	58	7,985
Stericycle, Inc.*	90	7,980
Flowserve Corp.	60	7,728
Pall Corp.	130	7,489
Jacobs Engineering Group, Inc.*	140	7,200
Iron Mountain, Inc.	220	6,871
Pitney Bowes, Inc.	217	5,575
Masco Corp.	390	5,429
Quanta Services, Inc.*	240	5,383
Equifax, Inc.	130	5,051
Avery Dennison Corp.	120	5,035
Robert Half International, Inc.	160	4,896
RR Donnelley & Sons Co.	230	4,352
Cintas Corp.	140	4,238
Dun & Bradstreet Corp.	50	4,012
Snap-On, Inc.	58	3,483
Ryder System, Inc.	60	3,036

Total Industrials		1,495,889

Health Care - 5.0%
Pfizer, Inc.	8,760	177,916
Johnson & Johnson	3,000	177,750
Merck & Company, Inc.	3,380	111,574
Abbott Laboratories	1,697	83,238
Amgen, Inc.*	1,020	54,519
UnitedHealth Group, Inc.	1,200	54,240
Bristol-Myers Squibb Co.	1,860	49,160
Medtronic, Inc.	1,170	46,040
Eli Lilly & Co.	1,120	39,390
Gilead Sciences, Inc.*	870	36,923
Baxter International, Inc.	630	33,875
Express Scripts, Inc. - Class A*	578	32,143
Celgene Corp.*	510	29,340
WellPoint, Inc.	410	28,614
Covidien plc	540	28,048
Medco Health Solutions, Inc.*	440	24,711
Thermo Fisher Scientific, Inc.*	430	23,887
Allergan, Inc.	330	23,437
Stryker Corp.	370	22,496
McKesson Corp.	280	22,134
Genzyme Corp.*	290	22,084
Becton Dickinson and Co.	240	19,109
Biogen Idec, Inc.*	260	19,081
St. Jude Medical, Inc.	360	18,454
Agilent Technologies, Inc.*	380	17,016
Aetna, Inc.	420	15,721
Cardinal Health, Inc.	380	15,629
Intuitive Surgical, Inc.*	40	13,338
CIGNA Corp.	300	13,284
Zimmer Holdings, Inc.*	210	12,711
Humana, Inc.*	180	12,589
Boston Scientific Corp.*	1,670	12,007
AmerisourceBergen Corp. - Class A	297	11,749
Edwards Lifesciences Corp.*	130	11,310
Mylan, Inc.*	480	10,882
Life Technologies Corp.*	200	10,484
Laboratory Corporation of America Holdings*	110	10,134
Forest Laboratories, Inc.*	310	10,013
Quest Diagnostics, Inc.	170	9,813
Hospira, Inc.*	177	9,770
DaVita, Inc.*	110	9,406
CR Bard, Inc.	90	8,938
Cerner Corp.*	80	8,896
Varian Medical Systems, Inc.*	127	8,590
Waters Corp.*	97	8,429
Watson Pharmaceuticals, Inc.*	137	7,673
CareFusion Corp.*	240	6,768
Cephalon, Inc.*	80	6,062
DENTSPLY International, Inc.	160	5,918
Coventry Health Care, Inc.*	160	5,102
Tenet Healthcare Corp.*	530	3,949
Patterson Companies, Inc.	100	3,219
PerkinElmer, Inc.	120	3,152

Total Health Care		1,460,715

Consumer Discretionary - 4.7%
Walt Disney Co.	2,080	89,627
McDonald’s Corp.	1,140	86,743
Comcast Corp. - Class A	3,040	75,149
Amazon.com, Inc.*	390	70,251
Home Depot, Inc.	1,800	66,708
Ford Motor Co.*	4,140	61,727
News Corp. - Class A*	2,500	43,900
Time Warner, Inc.	1,200	42,840
DIRECTV - Class A*	870	40,716
Lowe’s Companies, Inc.	1,510	39,909
Target Corp.	780	39,008
NIKE, Inc. - Class B	420	31,794
Johnson Controls, Inc.	738	30,679
Starbucks Corp.	820	30,299
Viacom, Inc. - Class B	650	30,238
Time Warner Cable, Inc. - Class A	380	27,109
Yum! Brands, Inc.	510	26,204
Priceline.com, Inc.*	47	23,803
TJX Companies, Inc.	430	21,384
CBS Corp. - Class B	740	18,530
Carnival Corp.	470	18,029
Kohl’s Corp.	320	16,973
Coach, Inc.	320	16,653
Staples, Inc.	790	15,342
Omnicom Group, Inc.	310	15,209
Stanley Black & Decker, Inc.	180	13,788
Bed Bath & Beyond, Inc.*	280	13,516
McGraw-Hill Companies, Inc.	340	13,396
Discovery Communications, Inc. - Class A*	310	12,369
Starwood Hotels & Resorts Worldwide, Inc.	210	12,205
Netflix, Inc.*	50	11,866
Marriott International, Inc. - Class A	320	11,386
Macy’s, Inc.	457	11,087
Harley-Davidson, Inc.	260	11,047
The Gap, Inc.	480	10,877
Fortune Brands, Inc.	170	10,521
Best Buy Company, Inc.	360	10,339

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	S&P 500 2x Strategy Fund

	Shares	Value
Wynn Resorts Ltd.	80	10,180
Limited Brands, Inc.	290	9,535
Mattel, Inc.	380	9,473
Ross Stores, Inc.	130	9,246
JC Penney Company, Inc.	257	9,229
Genuine Parts Co.	170	9,119
Polo Ralph Lauren Corp. - Class A	70	8,655
Cablevision Systems Corp. - Class A	250	8,652
O’Reilly Automotive, Inc.*	150	8,619
Tiffany & Co.	140	8,602
VF Corp.	87	8,572
Nordstrom, Inc.	180	8,078
CarMax, Inc.*	250	8,025
AutoZone, Inc.*	27	7,386
Darden Restaurants, Inc.	148	7,271
Family Dollar Stores, Inc.	140	7,185
Hasbro, Inc.	150	7,026
Interpublic Group of Companies, Inc.	540	6,788
Whirlpool Corp.	79	6,743
Newell Rubbermaid, Inc.	320	6,122
Wyndham Worldwide Corp.	190	6,044
Abercrombie & Fitch Co. - Class A	99	5,811
H&R Block, Inc.	330	5,524
Apollo Group, Inc. - Class A*	130	5,422
International Game Technology	330	5,356
Expedia, Inc.	220	4,985
Scripps Networks Interactive, Inc. - Class A	97	4,859
Washington Post Co. - Class B	10	4,376
Urban Outfitters, Inc.*	140	4,176
Sears Holdings Corp.*	50	4,132
Goodyear Tire & Rubber Co.*	270	4,045
Gannett Company, Inc.	260	3,960
Leggett & Platt, Inc.	160	3,920
GameStop Corp. - Class A*	167	3,761
DeVry, Inc.	68	3,745
Harman International Industries, Inc.	78	3,652
DR Horton, Inc.	306	3,565
Big Lots, Inc.*	80	3,474
Lennar Corp. - Class A	177	3,207
Pulte Group, Inc.*	370	2,738
AutoNation, Inc.*	70	2,476
RadioShack Corp.	120	1,801

Total Consumer Discretionary		1,376,756

Consumer Staples - 4.6%
Procter & Gamble Co.	3,070	189,112
Coca-Cola Co.	2,510	166,538
Philip Morris International, Inc.	1,970	129,291
PepsiCo, Inc.	1,740	112,073
Wal-Mart Stores, Inc.	2,150	111,907
Kraft Foods, Inc. - Class A	1,917	60,117
Altria Group, Inc.	2,287	59,531
CVS Caremark Corp.	1,500	51,480
Colgate-Palmolive Co.	540	43,610
Walgreen Co.	1,010	40,541
Costco Wholesale Corp.	479	35,120
Kimberly-Clark Corp.	440	28,719
General Mills, Inc.	700	25,585
Archer-Daniels-Midland Co.	700	25,207
Sysco Corp.	640	17,728
HJ Heinz Co.	350	17,087
Kroger Co.	700	16,779
Kellogg Co.	280	15,114
Lorillard, Inc.	157	14,917
Reynolds American, Inc.	370	13,146
Mead Johnson Nutrition Co. - Class A	220	12,745
Avon Products, Inc.	470	12,709
Estee Lauder Companies, Inc. - Class A	130	12,527
Sara Lee Corp.	680	12,016
ConAgra Foods, Inc.	480	11,400
Whole Foods Market, Inc.	160	10,544
Clorox Co.	150	10,511
Coca-Cola Enterprises, Inc.	360	9,828
Safeway, Inc.	400	9,416
Dr Pepper Snapple Group, Inc.	250	9,290
Hershey Co.	170	9,239
JM Smucker Co.	127	9,067
Molson Coors Brewing Co. - Class B	170	7,971
Brown-Forman Corp. - Class B	107	7,308
McCormick & Company, Inc.	150	7,175
Campbell Soup Co.	200	6,622
Tyson Foods, Inc. - Class A	330	6,333
Hormel Foods Corp.	150	4,176
Constellation Brands, Inc. - Class A*	190	3,853
SUPERVALU, Inc.	230	2,054
Dean Foods Co.*	197	1,970

Total Consumer Staples		1,350,356

Materials - 1.7%
Freeport-McMoRan Copper & Gold, Inc.	1,040	57,772
E. I. du Pont de Nemours & Co.	1,008	55,410
Dow Chemical Co.	1,280	48,320
Monsanto Co.	590	42,633
Praxair, Inc.	330	33,528
Newmont Mining Co.	540	29,473
Air Products & Chemicals, Inc.	240	21,643
Alcoa, Inc.	1,160	20,474
PPG Industries, Inc.	180	17,138
Nucor Corp.	350	16,107
International Paper Co.	480	14,486
Cliffs Natural Resources, Inc.	147	14,447
Ecolab, Inc.	250	12,755
CF Industries Holdings, Inc.	80	10,943
United States Steel Co.	160	8,630
Sherwin-Williams Co.	100	8,399
Sigma-Aldrich Corp.	130	8,273
Eastman Chemical Co.	80	7,946
Allegheny Technologies, Inc.	107	7,246
Ball Corp.	190	6,812
FMC Corp.	79	6,710
Vulcan Materials Co.	140	6,384
International Flavors & Fragrances, Inc.	90	5,607
MeadWestvaco Corp.	180	5,459
Owens-Illinois, Inc.*	180	5,434
Airgas, Inc.	80	5,314
Sealed Air Corp.	170	4,532
Bemis Company, Inc.	120	3,937
AK Steel Holding Corp.	120	1,894

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	S&P 500 2x Strategy Fund

	Shares	Value
Titanium Metals Corp.*	100	1,858

Total Materials		489,564

Utilities - 1.4%
Southern Co.	925	35,252
Exelon Corp.	730	30,105
Dominion Resources, Inc.	640	28,608
Duke Energy Corp.	1,460	26,499
NextEra Energy, Inc.	460	25,355
PG&E Corp.	430	18,997
American Electric Power Company, Inc.	530	18,624
Public Service Enterprise Group, Inc.	550	17,331
FirstEnergy Corp.	460	17,061
Consolidated Edison, Inc.	320	16,230
Progress Energy, Inc.	320	14,765
Sempra Energy	260	13,910
Entergy Corp.	200	13,442
PPL Corp.	530	13,409
Edison International	360	13,172
Xcel Energy, Inc.	530	12,662
AES Corp.*	730	9,490
DTE Energy Co.	190	9,302
CenterPoint Energy, Inc.	467	8,201
Oneok, Inc.	117	7,825
Wisconsin Energy Corp.	256	7,808
Ameren Corp.	256	7,186
Constellation Energy Group, Inc.	220	6,849
Northeast Utilities	189	6,539
NiSource, Inc.	307	5,888
NRG Energy, Inc.*	270	5,816
CMS Energy Corp.	277	5,440
Pinnacle West Capital Corp.	120	5,135
SCANA Corp.	120	4,724
Pepco Holdings, Inc.	247	4,607
Integrys Energy Group, Inc.	90	4,546
TECO Energy, Inc.	238	4,465
Nicor, Inc.	47	2,524

Total Utilities		421,767

Telecommunication Services - 1.4%
AT&T, Inc.	6,480	198,288
Verizon Communications, Inc.	3,100	119,474
American Tower Corp. - Class A*	440	22,801
Sprint Nextel Corp.*	3,280	15,219
CenturyLink, Inc.	329	13,670
Qwest Communications International, Inc.	1,907	13,025
Frontier Communications Corp.	1,090	8,960
Windstream Corp.	550	7,078
MetroPCS Communications, Inc.*	290	4,710

Total Telecommunication Services		403,225

Total Common Stocks (Cost $9,053,055)		13,215,347

WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	4	1

Total Warrant
(Cost $—)		1

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 24.2%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[2]	$2,829,093	$2,829,093
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	1,148,122	1,148,122
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	1,034,280	1,034,280
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	1,034,280	1,034,280
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	1,034,280	1,034,280

Total Repurchase Agreements
(Cost $7,080,055)		7,080,055

Total Investments - 69.3%
(Cost $16,133,110)		$20,295,403
Cash & Other Assets, Less Liabilities - 30.7%		8,972,299

Total Net Assets - 100.0%		$29,267,702

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $7,002,625)	106	$53,492

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. April 2011 S&P 500 Index Swap, Terminating 04/26/11[3] (Notional Value $10,210,601)	7,701	$95,530
Goldman Sachs International April 2011 S&P 500 Index Swap, Terminating 04/27/11[3] (Notional Value $21,760,538)	16,413	72,630
Credit Suisse Capital, LLC April 2011 S&P 500 Index Swap, Terminating 04/28/11[3] (Notional Value $6,412,108)	4,836	60,285

(Total Notional Value $38,383,247)		$228,445

*	Non-income producing security

†	Value determined based on Level 1 inputs-See Note 3.

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	S&P 500 2x Strategy Fund

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

2	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

3	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	NASDAQ-100® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 41.9%
Information Technology - 26.7%
Apple, Inc.*	6,940	$2,418,243
QUALCOMM, Inc.	10,710	587,229
Google, Inc. - Class A*	820	480,692
Microsoft Corp.	15,620	396,123
Oracle Corp.	11,380	379,751
Intel Corp.	10,380	209,365
Baidu, Inc. ADR*	1,500	206,715
Cisco Systems, Inc.	10,670	182,990
eBay, Inc.*	5,230	162,339
Research In Motion Ltd.*	2,810	158,962
Cognizant Technology Solutions Corp. - Class A*	1,600	130,240
Intuit, Inc.*	2,110	112,041
Altera Corp.	2,432	107,057
NetApp, Inc.*	2,040	98,287
Automatic Data Processing, Inc.	1,900	97,489
Broadcom Corp. - Class A	2,386	93,961
Adobe Systems, Inc.*	2,680	88,869
Citrix Systems, Inc.*	1,200	88,152
Symantec Corp.*	4,310	79,907
CA, Inc.	2,650	64,077
Micron Technology, Inc.*	5,520	63,259
Activision Blizzard, Inc.	5,700	62,529
Fiserv, Inc.*	990	62,093
Xilinx, Inc.	1,870	61,336
SanDisk Corp.*	1,300	59,917
Paychex, Inc.	1,850	58,016
Applied Materials, Inc.	3,690	57,638
NVIDIA Corp.*	3,080	56,857
Check Point Software Technologies Ltd.*	1,110	56,666
Yahoo!, Inc.*	3,400	56,610
Autodesk, Inc.*	1,280	56,461
Dell, Inc.*	3,840	55,718
BMC Software, Inc.*	1,120	55,709
Linear Technology Corp.	1,640	55,153
Marvell Technology Group Ltd.*	3,350	52,092
KLA-Tencor Corp.	1,090	51,633
F5 Networks, Inc.*	420	43,079
Infosys Technologies Ltd. ADR	580	41,586
Maxim Integrated Products, Inc.	1,580	40,448
Lam Research Corp.*	690	39,095
Akamai Technologies, Inc.*	1,010	38,380
Electronic Arts, Inc.*	1,820	35,545
Seagate Technology plc*	2,440	35,136
Flextronics International Ltd.*	4,450	33,242
Microchip Technology, Inc.	850	32,308
VeriSign, Inc.	880	31,865
FLIR Systems, Inc.	900	31,149

Total Information Technology		7,466,009

Consumer Discretionary - 6.8%
Amazon.com, Inc.*	1,620	291,811
Starbucks Corp.	5,600	206,920
Comcast Corp. - Class A	7,840	193,805
DIRECTV - Class A*	3,110	145,548
Priceline.com, Inc.*	280	141,803
News Corp. - Class A*	7,710	135,388
Wynn Resorts Ltd.	730	92,892
Bed Bath & Beyond, Inc.*	1,850	89,300
Netflix, Inc.*	270	64,079
Mattel, Inc.	2,150	53,599
Sears Holdings Corp.*	620	51,243
Staples, Inc.	2,620	50,880
Virgin Media, Inc.	1,780	49,466
Liberty Media Corp - Interactive*	2,970	47,639
Ross Stores, Inc.	650	46,228
O’Reilly Automotive, Inc.*	760	43,670
Dollar Tree, Inc.*	710	39,419
Garmin Ltd.	1,040	35,214
Ctrip.com International Ltd. ADR*	830	34,437
Expedia, Inc.	1,450	32,857
Apollo Group, Inc. - Class A*	780	32,534
Urban Outfitters, Inc.*	880	26,250

Total Consumer Discretionary		1,904,982

Health Care - 5.4%
Teva Pharmaceutical Industries Ltd. ADR	3,890	195,161
Gilead Sciences, Inc.*	4,230	179,521
Celgene Corp.*	2,525	145,263
Express Scripts, Inc. - Class A*	2,550	141,805
Genzyme Corp.*	1,770	134,785
Amgen, Inc.*	2,350	125,608
Biogen Idec, Inc.*	1,410	103,480
Intuitive Surgical, Inc.*	210	70,027
Vertex Pharmaceuticals, Inc.*	1,150	55,119
Mylan, Inc.*	2,400	54,408
Life Technologies Corp.*	980	51,372
Cerner Corp.*	448	49,818
Illumina, Inc.*	680	47,648
Henry Schein, Inc.*	490	34,383
Warner Chilcott plc - Class A	1,360	31,661
Cephalon, Inc.*	397	30,085
DENTSPLY International, Inc.	740	27,373
QIAGEN N.V.*	1,270	25,463

Total Health Care		1,502,980

Industrials - 1.6%
PACCAR, Inc.	2,210	115,694
CH Robinson Worldwide, Inc.	890	65,976
First Solar, Inc.*	410	65,944
Expeditors International of Washington, Inc.	1,130	56,658
Joy Global, Inc.	550	54,345
Fastenal Co.	760	49,271
Stericycle, Inc.*	480	42,562

Total Industrials		450,450

Telecommunication Services - 0.7%
Vodafone Group plc ADR	4,096	117,760
Millicom International Cellular S.A.	570	54,817
NII Holdings, Inc.*	890	37,086

Total Telecommunication Services		209,663

Consumer Staples - 0.6%
Costco Wholesale Corp.	1,240	90,917
Whole Foods Market, Inc.	980	64,582

Total Consumer Staples		155,499

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	NASDAQ-100® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 41.9% (continued)
Materials - 0.1%
Sigma-Aldrich Corp.	630	$40,093

Total Common Stocks
(Cost $4,503,481)		11,729,676

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 50.1%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[2]	$6,194,993	$6,194,993
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	2,116,842	2,116,842
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	1,906,948	1,906,948
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	1,906,948	1,906,948
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	1,906,948	1,906,948

Total Repurchase Agreements
(Cost $14,032,679)		14,032,679

Total Investments - 92.0%
(Cost $18,536,160)		$25,762,355
Cash & Other Assets, Less Liabilities - 8.0%		2,226,700

Total Net Assets - 100.0%		$27,989,055

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
June 2011 NASDAQ-100 Index
Mini Futures Contracts (Aggregate Value of Contracts $7,810,590)	167	$59,192

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
April 2011 NASDAQ-100 Index Swap, Terminating 04/27/11[3] (Notional Value $25,593,953)	10,942	$383,204
Morgan Stanley Capital Services, Inc.
April 2011 NASDAQ-100 Index Swap, Terminating 04/26/11[3] (Notional Value $6,179,739)	2,642	59,936
Credit Suisse Capital, LLC
April 2011 NASDAQ-100 Index Swap, Terminating 04/28/11[3] (Notional Value $4,704,481)	2,011	45,824

(Total Notional Value $36,478,173)		$488,964

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

2	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

3	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Mid-Cap 1.5x Strategy Fund

	Shares	Value
COMMON STOCKS† - 47.3%
Financials - 9.3%
New York Community Bancorp, Inc.	4,280	$73,873
Macerich Co.	1,280	63,398
AMB Property Corp.	1,660	59,710
SL Green Realty Corp.	770	57,904
Affiliated Managers Group, Inc.*	510	55,779
Nationwide Health Properties, Inc.	1,240	52,737
Rayonier, Inc.	790	49,225
Federal Realty Investment Trust	600	48,936
Reinsurance Group of America, Inc. — Class A	770	48,341
Everest Re Group Ltd.	530	46,735
UDR, Inc.	1,790	43,622
MSCI, Inc. — Class A*	1,170	43,079
Realty Income Corp.	1,230	42,988
Alexandria Real Estate Equities, Inc.	540	42,104
Jones Lang LaSalle, Inc.	420	41,891
Essex Property Trust, Inc.	320	39,680
Camden Property Trust	680	38,638
Raymond James Financial, Inc.	990	37,858
Eaton Vance Corp.	1,170	37,721
Liberty Property Trust	1,120	36,848
W.R. Berkley Corp.	1,130	36,397
Cullen	600	35,412
HCC Insurance Holdings, Inc.	1,130	35,380
Regency Centers Corp.	800	34,784
Duke Realty Corp.	2,480	34,745
Waddell & Reed Financial, Inc. — Class A	840	34,112
SEI Investments Co.	1,420	33,910
Old Republic International Corp.	2,540	32,233
Arthur J Gallagher & Co.	1,059	32,204
East West Bancorp, Inc.	1,460	32,062
Senior Housing Properties Trust	1,390	32,026
Jefferies Group, Inc.	1,250	31,175
Fidelity National Financial, Inc. — Class A	2,190	30,945
Commerce Bancshares, Inc.	765	30,937
BRE Properties, Inc.	630	29,723
Transatlantic Holdings, Inc.	610	29,689
Brown & Brown, Inc.	1,150	29,670
Weingarten Realty Investors	1,180	29,571
Taubman Centers, Inc.	550	29,469
Mack-Cali Realty Corp.	850	28,815
Hospitality Properties Trust	1,210	28,012
First Niagara Financial Group, Inc.	2,050	27,839
American Financial Group, Inc.	750	26,265
City National Corp.	460	26,243
Associated Banc-Corp.	1,700	25,245
Highwoods Properties, Inc.	700	24,507
TCF Financial Corp.	1,530	24,266
SVB Financial Group*	420	23,911
Corporate Office Properties Trust	660	23,852
Apollo Investment Corp.	1,920	23,155
Bank of Hawaii Corp.	470	22,475
Protective Life Corp.	840	22,302
Valley National Bancorp	1,580	22,057
Omega Healthcare Investors, Inc.	980	21,893
Fulton Financial Corp.	1,950	21,664
StanCorp Financial Group, Inc.	450	20,754
Hanover Insurance Group, Inc.	440	19,910
Prosperity Bancshares, Inc.	460	19,674
Washington Federal, Inc.	1,100	19,074
Aspen Insurance Holdings Ltd.	690	19,016
Synovus Financial Corp.	7,700	18,480
FirstMerit Corp.	1,070	18,254
First American Financial Corp.	1,030	16,995
Greenhill & Company, Inc.	250	16,447
Potlatch Corp.	390	15,678
Webster Financial Corp.	720	15,430
NewAlliance Bancshares, Inc.	1,030	15,285
Unitrin, Inc.	480	14,822
Westamerica Bancorporation	280	14,384
Mercury General Corp.	350	13,695
Cathay General Bancorp	770	13,129
Trustmark Corp.	560	13,115
Astoria Financial Corp.	810	11,640
BancorpSouth, Inc.	719	11,109
International Bancshares Corp.	520	9,537
Equity One, Inc.	470	8,822
Cousins Properties, Inc.	1,018	8,500
PacWest Bancorp	320	6,960

Total Financials		2,308,722

Information Technology - 7.7%
Lam Research Corp.*	1,210	68,559
Atmel Corp.*	4,480	61,062
Trimble Navigation Ltd.*	1,200	60,648
Rovi Corp.*	1,110	59,552
Skyworks Solutions, Inc.*	1,820	59,004
Riverbed Technology, Inc.*	1,480	55,722
Avnet, Inc.*	1,500	51,135
Cree, Inc.*	1,070	49,391
ANSYS, Inc.*	900	48,771
Informatica Corp.*	930	48,574
Arrow Electronics, Inc.*	1,130	47,324
Factset Research Systems, Inc.	450	47,128
Polycom, Inc.*	860	44,591
TIBCO Software, Inc.*	1,620	44,145
Alliance Data Systems Corp.*	500	42,945
Rackspace Hosting, Inc.*	960	41,136
Equinix, Inc.*	450	40,995
Synopsys, Inc.*	1,480	40,922
MICROS Systems, Inc.*	790	39,050
Global Payments, Inc.	780	38,158
Varian Semiconductor Equipment Associates, Inc.*	740	36,016
Solera Holdings, Inc.	690	35,259
Gartner, Inc.*	840	35,003
Cypress Semiconductor Corp.*	1,700	32,946
Ingram Micro, Inc. — Class A*	1,560	32,807
NCR Corp.*	1,569	29,560
Vishay Intertechnology, Inc.*	1,620	28,739
National Instruments Corp.	875	28,674
Jack Henry & Associates, Inc.	838	28,400
Lender Processing Services, Inc.	870	28,005
Broadridge Financial Solutions, Inc.	1,230	27,909

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Mid-Cap 1.5x Strategy Fund

	Shares	Value
COMMON STOCKS† - 47.3% (continued)
Information Technology - 7.7% (continued)
ADTRAN, Inc.	630	$26,750
Parametric Technology Corp.*	1,160	26,088
Concur Technologies, Inc.*	464	25,729
Cadence Design Systems, Inc.*	2,630	25,642
Ciena Corp.*	930	24,143
Tech Data Corp.*	460	23,396
Diebold, Inc.	640	22,694
Itron, Inc.*	400	22,576
Fairchild Semiconductor International, Inc. — Class A*	1,240	22,568
International Rectifier Corp.*	680	22,481
Zebra Technologies Corp. — Class A*	550	21,582
AOL, Inc.*	1,050	20,507
QLogic Corp.*	1,030	19,106
CoreLogic, Inc.	1,020	18,870
Silicon Laboratories, Inc.*	430	18,580
DST Systems, Inc.	350	18,487
NeuStar, Inc. — Class A*	720	18,418
Plantronics, Inc.	480	17,578
RF Micro Devices, Inc.*	2,710	17,371
Convergys Corp.*	1,200	17,232
Mentor Graphics Corp.*	1,080	15,800
Quest Software, Inc.*	620	15,742
Semtech Corp.*	620	15,512
Intersil Corp. — Class A	1,220	15,189
Digital River, Inc.*	380	14,223
Fair Isaac Corp.	390	12,328
SRA International, Inc. — Class A*	420	11,911
ValueClick, Inc.*	790	11,423
Acxiom Corp.*	790	11,336
Integrated Device Technology, Inc.*	1,480	10,908
ACI Worldwide, Inc.*	330	10,824
Mantech International Corp. — Class A*	219	9,286
Advent Software, Inc.*	320	9,174

Total Information Technology		1,925,584

Industrials - 7.3%
Bucyrus International, Inc. — Class A	800	73,160
AMETEK, Inc.	1,580	69,315
KBR, Inc.	1,480	55,900
Kansas City Southern*	1,010	54,995
AGCO Corp.*	929	51,067
Manpower, Inc.	800	50,304
Donaldson Company, Inc.	750	45,967
Hubbell, Inc. — Class B	590	41,908
Timken Co.	800	41,840
Gardner Denver, Inc.	510	39,795
SPX Corp.	500	39,695
Terex Corp.*	1,070	39,633
J.B. Hunt Transport Services, Inc.	860	39,061
Nordson Corp.	330	37,970
URS Corp.*	790	36,380
Pentair, Inc.	960	36,278
BE Aerospace, Inc.*	1,000	35,530
IDEX Corp.	809	35,313
Waste Connections, Inc.	1,120	32,245
Aecom Technology Corp.*	1,160	32,167
Wabtec Corp.	470	31,880
Kennametal, Inc.	809	31,551
Oshkosh Corp.*	890	31,488
Lincoln Electric Holdings, Inc.	410	31,127
Thomas & Betts Corp.*	510	30,330
Kirby Corp.*	529	30,306
MSC Industrial Direct Co. — Class A	440	30,127
Shaw Group, Inc.*	830	29,390
Trinity Industries, Inc.	780	28,603
Regal-Beloit Corp.	380	28,055
Harsco Corp.	790	27,879
Graco, Inc.	590	26,839
Carlisle Companies, Inc.	600	26,730
Corrections Corporation of America*	1,070	26,108
Copart, Inc.*	590	25,565
Towers Watson & Co. — Class A	450	24,957
Acuity Brands, Inc.	420	24,566
Alliant Techsystems, Inc.	330	23,321
Lennox International, Inc.	440	23,135
Clean Harbors, Inc.*	230	22,692
Alaska Air Group, Inc.*	350	22,197
Valmont Industries, Inc.	210	21,918
Crane Co.	450	21,793
Landstar System, Inc.	470	21,470
Con-way, Inc.	540	21,217
Woodward, Inc.	579	20,010
Huntington Ingalls Industries, Inc.*	480	19,920
United Rentals, Inc.*	590	19,635
Watsco, Inc.	270	18,822
Alexander & Baldwin, Inc.	400	18,260
GATX Corp.	449	17,358
FTI Consulting, Inc.*	450	17,248
Herman Miller, Inc.	560	15,394
Brink’s Co.	460	15,231
HNI Corp.	440	13,886
Corporate Executive Board Co.	340	13,726
Deluxe Corp.	500	13,270
Rollins, Inc.	620	12,586
JetBlue Airways Corp.*	1,980	12,415
Werner Enterprises, Inc.	430	11,382
Mine Safety Appliances Co.	300	11,001
Korn*	449	9,999
AirTran Holdings, Inc.*	1,330	9,908
Granite Construction, Inc.	330	9,273

Total Industrials		1,831,091

Consumer Discretionary - 6.6%
BorgWarner, Inc.*	1,100	87,659
Chipotle Mexican Grill, Inc. — Class A*	300	81,711
Dollar Tree, Inc.*	1,230	68,290
Advance Auto Parts, Inc.	780	51,184
PetSmart, Inc.	1,150	47,092
Fossil, Inc.*	500	46,825
NVR, Inc.*	59	44,604
Phillips-Van Heusen Corp.	660	42,920
Tractor Supply Co.	710	42,501

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Mid-Cap 1.5x Strategy Fund

	Shares	Value
COMMON STOCKS† - 47.3% (continued)
Consumer Discretionary - 6.6% (continued)
Gentex Corp.	1,400	$42,350
Williams-Sonoma, Inc.	1,030	41,715
Panera Bread Co. — Class A*	310	39,370
Tupperware Brands Corp.	620	37,020
Dick’s Sporting Goods, Inc.*	870	34,783
Sotheby’s	660	34,716
LKQ Corp.*	1,430	34,463
Mohawk Industries, Inc.*	550	33,632
Deckers Outdoor Corp.*	380	32,737
American Eagle Outfitters, Inc.	1,920	30,509
Foot Locker, Inc.	1,520	29,974
Polaris Industries, Inc.	330	28,717
Toll Brothers, Inc.*	1,420	28,073
Service Corporation International	2,350	25,991
Chico’s FAS, Inc.	1,740	25,926
Hanesbrands, Inc.*	940	25,418
Warnaco Group, Inc.*	430	24,592
Guess?, Inc.	619	24,358
Under Armour, Inc. — Class A*	350	23,818
John Wiley & Sons, Inc. — Class A	460	23,386
Brinker International, Inc.	880	22,264
Ascena Retail Group, Inc.*	680	22,039
Rent-A-Center, Inc. — Class A	620	21,644
Aeropostale, Inc.*	860	20,915
Lamar Advertising Co. — Class A*	560	20,686
Bally Technologies, Inc.*	530	20,060
WMS Industries, Inc.*	560	19,796
DreamWorks Animation SKG, Inc. — Class A*	700	19,551
Aaron’s, Inc.	710	18,006
Saks, Inc.*	1,580	17,870
Cheesecake Factory, Inc.*	590	17,753
ITT Educational Services, Inc.*	240	17,316
Strayer Education, Inc.	130	16,964
Wendy’s — Class A	3,160	15,895
Timberland Co. — Class A*	380	15,690
ANN, Inc.*	530	15,428
Life Time Fitness, Inc.*	410	15,297
Thor Industries, Inc.	420	14,015
Career Education Corp.*	610	13,859
Collective Brands, Inc.*	610	13,164
Office Depot, Inc.*	2,720	12,594
Meredith Corp.	360	12,211
Matthews International Corp. — Class A	290	11,180
New York Times Co. — Class A*	1,171	11,089
Regis Corp.	559	9,917
Bob Evans Farms, Inc.	300	9,780
MDC Holdings, Inc.	370	9,379
American Greetings Corp. — Class A	390	9,204
99 Cents Only Stores*	460	9,016
KB Home	710	8,832
International Speedway Corp. — Class A	289	8,612
Eastman Kodak Co.*	2,640	8,527
Ryland Group, Inc.	427	6,789
Scholastic Corp.	229	6,192
Scientific Games Corp. — Class A*	620	5,419
Boyd Gaming Corp.*	550	5,154
Harte-Hanks, Inc.	380	4,522
Barnes & Noble, Inc.	380	3,492

Total Consumer Discretionary		1,644,455

Health Care - 5.1%
Vertex Pharmaceuticals, Inc.*	2,000	95,860
Perrigo Co.	810	64,411
Henry Schein, Inc.*	900	63,153
Hologic, Inc.*	2,560	56,832
Beckman Coulter, Inc.	680	56,488
Mettler-Toledo International, Inc.*	320	55,040
Universal Health Services, Inc. — Class B	960	47,434
ResMed, Inc.*	1,500	45,000
Endo Pharmaceuticals Holdings, Inc.*	1,150	43,884
IDEXX Laboratories, Inc.*	560	43,243
Allscripts Healthcare Solutions, Inc.*	1,850	38,832
Community Health Systems, Inc.*	907	36,271
Omnicare, Inc.	1,150	34,488
Kinetic Concepts, Inc.*	619	33,686
United Therapeutics Corp.*	500	33,510
Covance, Inc.*	590	32,285
Cooper Companies, Inc.	460	31,947
Pharmaceutical Product Development, Inc.	1,130	31,312
Mednax, Inc.*	470	31,307
Gen-Probe, Inc.*	470	31,184
Health Net, Inc.*	910	29,757
Lincare Holdings, Inc.	940	27,880
Health Management Associates, Inc. — Class A*	2,470	26,923
Techne Corp.	360	25,776
Hill-Rom Holdings, Inc.	620	23,548
Bio-Rad Laboratories, Inc. — Class A*	190	22,827
Teleflex, Inc.	390	22,612
VCA Antech, Inc.*	850	21,403
Charles River Laboratories International, Inc.*	550	21,109
Owens & Minor, Inc.	620	20,138
LifePoint Hospitals, Inc.*	500	20,090
STERIS Corp.	580	20,033
Masimo Corp.	580	19,198
Medicis Pharmaceutical Corp. — Class A	580	18,583
WellCare Health Plans, Inc.*	419	17,577
Thoratec Corp.*	570	14,780
Immucor, Inc.*	690	13,648
Kindred Healthcare, Inc.*	390	9,313

Total Health Care		1,281,362

Materials - 3.3%
Lubrizol Corp.	630	84,395
Albemarle Corp.	900	53,793
Ashland, Inc.	770	44,475
Reliance Steel & Aluminum Co.	730	42,179

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Mid-Cap 1.5x Strategy Fund

	Shares	Value
COMMON STOCKS† - 47.3% (continued)
Materials - 3.3% (continued)
Martin Marietta Materials, Inc.	449	$40,262
Steel Dynamics, Inc.	2,140	40,168
Valspar Corp.	940	36,754
Sonoco Products Co.	980	35,505
Aptargroup, Inc.	660	33,086
RPM International, Inc.	1,270	30,137
Compass Minerals International, Inc.	320	29,929
Cabot Corp.	640	29,626
Packaging Corporation of America	1,000	28,890
Rock-Tenn Co. — Class A	390	27,046
Cytec Industries, Inc.	480	26,098
Scotts Miracle-Gro Co. — Class A	450	26,032
Temple-Inland, Inc.	1,060	24,804
Greif, Inc. — Class A	310	20,277
Commercial Metals Co.	1,120	19,342
Carpenter Technology Corp.	430	18,365
Silgan Holdings, Inc.	480	18,307
Olin Corp.	780	17,878
Sensient Technologies Corp.	490	17,562
Intrepid Potash, Inc.*	430	14,973
NewMarket Corp.	90	14,240
Louisiana-Pacific Corp.*	1,300	13,650
Minerals Technologies, Inc.	180	12,334
Worthington Industries, Inc.	550	11,506

Total Materials		811,613

Energy - 3.2%
Cimarex Energy Co.	840	96,802
Pride International, Inc.*	1,740	74,733
Arch Coal, Inc.	1,590	57,304
Plains Exploration & Production Co.*	1,370	49,635
Oceaneering International, Inc.*	530	47,408
SM Energy Co.	620	45,998
Patterson-UTI Energy, Inc.	1,510	44,379
Forest Oil Corp.*	1,109	41,953
Southern Union Co.	1,220	34,916
Superior Energy Services, Inc.*	770	31,570
Frontier Oil Corp.	1,040	30,493
Tidewater, Inc.	500	29,925
Dril-Quip, Inc.*	340	26,870
Atwood Oceanics, Inc.*	550	25,537
Unit Corp.*	390	24,160
Patriot Coal Corp.*	900	23,247
Bill Barrett Corp.*	460	18,359
Helix Energy Solutions Group, Inc.*	1,040	17,888
Quicksilver Resources, Inc.*	1,190	17,029
Exterran Holdings, Inc.*	620	14,713
Comstock Resources, Inc.*	470	14,542
Northern Oil and Gas, Inc.*	530	14,151
Overseas Shipholding Group, Inc.	260	8,356

Total Energy		789,968

Utilities - 2.8%
National Fuel Gas Co.	810	59,940
OGE Energy Corp.	960	48,538
NSTAR	1,020	47,195
Energen Corp.	710	44,815
MDU Resources Group, Inc.	1,850	42,494
Alliant Energy Corp.	1,090	42,434
UGI Corp.	1,090	35,861
N.V. Energy, Inc.	2,310	34,396
DPL, Inc.	1,170	32,070
Aqua America, Inc.	1,350	30,902
Atmos Energy Corp.	890	30,349
AGL Resources, Inc.	759	30,239
Questar Corp.	1,730	30,188
Westar Energy, Inc.	1,110	29,326
Great Plains Energy, Inc.	1,330	26,627
Hawaiian Electric Industries, Inc.	929	23,039
Vectren Corp.	800	21,760
Cleco Corp.	600	20,574
WGL Holdings, Inc.	500	19,500
IDACORP, Inc.	480	18,288
Black Hills Corp.	380	12,707
PNM Resources, Inc.	850	12,682

Total Utilities		693,924

Consumer Staples - 1.8%
Green Mountain Coffee Roasters, Inc.*	1,140	73,655
Church & Dwight Company, Inc.	700	55,538
Energizer Holdings, Inc.*	690	49,101
Hansen Natural Corp.*	680	40,956
Smithfield Foods, Inc.*	1,630	39,218
Corn Products International, Inc.	750	38,865
Ralcorp Holdings, Inc.*	540	36,952
Alberto-Culver Co. — Class B	840	31,307
BJ’s Wholesale Club, Inc.*	540	26,363
Flowers Foods, Inc.	740	20,150
Ruddick Corp.	420	16,208
Lancaster Colony Corp.	190	11,514
Universal Corp.	230	10,014
Tootsie Roll Industries, Inc.	248	7,028

Total Consumer Staples		456,869

Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	900	30,330
tw telecom, Inc. — Class A*	1,480	28,416

Total Telecommunication Services		58,746

Total Common Stocks
(Cost $8,558,778)		11,802,334

WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	155	26

Total Warrant
(Cost $—)		26

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Mid-Cap 1.5x Strategy Fund

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 44.1%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[2]	$4,406,714	$4,406,714
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	1,780,973	1,780,973
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	1,604,383	1,604,383
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	1,604,383	1,604,383
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	1,604,383	1,604,383

Total Repurchase Agreements
(Cost $11,000,836)		11,000,836

Total Investments - 91.4%
(Cost $19,559,614)		$22,803,196
Cash & Other Assets, Less Liabilities - 8.6%		2,157,645

Total Net Assets - 100.0%		$24,960,841

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
June 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $987,600)	10	$18,404

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2011 S&P MidCap 400 Index Swap, Terminating 04/27/11[3] (Notional Value $11,699,653)	11,829	$233,793
Credit Suisse Capital, LLC April 2011 S&P MidCap 400 Index Swap, Terminating 04/28/11[3] (Notional Value $10,069,632)	10,181	164,447
Morgan Stanley Capital Services, Inc. April 2011 S&P MidCap 400 Index Swap, Terminating 04/26/11[3] (Notional Value $2,680,051)	2,710	51,293

(Total Notional Value $24,449,336)		$449,533

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

2	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

3	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Inverse Mid-Cap Strategy Fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 25.7%
Federal Home Loan Bank[1]
0.01% due 04/11/11	$150,000	$150,000
Fannie Mae[2]
0.10% due 06/06/11	150,000	149,975

Total Federal Agency Discount Notes
(Cost $299,974)		299,975

REPURCHASE AGREEMENTS††,3 - 70.5%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[4]	420,573	420,573
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	108,916	108,916
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	98,117	98,117
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	98,117	98,117
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	98,117	98,117

Total Repurchase Agreements
(Cost $823,840)		823,840

Total Investments - 96.2%
(Cost $1,123,814)		$1,123,815
Cash & Other Assets, Less Liabilities - 3.8%		43,990

Total Net Assets - 100.0%		$1,167,805

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
June 2011 S&P MidCap 400 Index
Mini Futures Contracts (Aggregate Value of Contracts $395,040)	4	$(10,745)

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc.
April 2011 S&P MidCap 400 Index Swap, Terminating 04/26/11[5] (Notional Value $62,234)	63	$(1,195)
Goldman Sachs International
April 2011 S&P MidCap 400 Index Swap, Terminating 04/27/11[5] (Notional Value $161,470)	163	(3,794)
Credit Suisse Capital, LLC
April 2011 S&P MidCap 400 Index Swap, Terminating 04/28/11[5] (Notional Value $544,867)	551	(10,501)

(Total Notional Value $768,571)		$(15,490)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

3	Repurchase Agreements — See Note 2.

4	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

5	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8%
Financials - 3.5%
American Capital Ltd.*	218	$2,158
Highwoods Properties, Inc.	50	1,751
SVB Financial Group*	30	1,708
Signature Bank *	30	1,692
Kilroy Realty Corp.	43	1,670
BioMed Realty Trust, Inc.	86	1,636
Mid-America Apartment Communities, Inc.	25	1,605
Stifel Financial Corp.*	22	1,579
Tanger Factory Outlet Centers	60	1,574
CBL & Associates Properties, Inc.	90	1,568
Apollo Investment Corp.	128	1,544
MFA Financial, Inc.	176	1,443
Omega Healthcare Investors, Inc.	63	1,407
Alterra Capital Holdings Ltd.	59	1,318
Home Properties, Inc.	22	1,297
Prosperity Bancshares, Inc.	30	1,283
LaSalle Hotel Properties	47	1,269
ProAssurance Corp.*	20	1,267
Entertainment Properties Trust	27	1,264
National Retail Properties, Inc.	48	1,254
American Campus Communities, Inc.	38	1,254
Washington Real Estate Investment Trust	40	1,244
Potlatch Corp.	30	1,206
Iberiabank Corp.	20	1,203
FirstMerit Corp.	70	1,194
Extra Space Storage, Inc.	57	1,180
Post Properties, Inc.	30	1,178
MGIC Investment Corp.*	132	1,173
CNO Financial Group, Inc.*	155	1,164
Equity Lifestyle Properties, Inc.	20	1,153
DiamondRock Hospitality Co.	99	1,106
First American Financial Corp.	67	1,106
Platinum Underwriters Holdings Ltd.	27	1,028
Westamerica Bancorporation	20	1,027
NewAlliance Bancshares, Inc.	68	1,009
Park National Corp.	15	1,002
Healthcare Realty Trust, Inc.	44	999
Ezcorp, Inc. - Class A*	30	942
Northwest Bancshares, Inc.	74	928
Colonial Properties Trust	48	924
Cash America International, Inc.	20	921
Trustmark Corp.	38	890
Montpelier Re Holdings Ltd.	50	884
PHH Corp.*	40	871
National Health Investors, Inc.	18	863
Astoria Financial Corp.	60	862
Knight Capital Group, Inc. - Class A*	64	858
Hatteras Financial Corp.	30	844
Cathay General Bancorp	49	835
EastGroup Properties, Inc.	19	835
DuPont Fabros Technology, Inc.	34	825
American Capital Agency Corp.	28	816
Delphi Financial Group, Inc. - Class A	26	798
Glacier Bancorp, Inc.	53	798
United Bankshares, Inc.	30	796
Webster Financial Corp.	37	793
Medical Properties Trust, Inc.	68	787
Umpqua Holdings Corp.	68	778
Redwood Trust, Inc.	50	778
Whitney Holding Corp.	57	776
Portfolio Recovery Associates, Inc.*	9	766
DCT Industrial Trust, Inc.	136	755
Sovran Self Storage, Inc.	19	751
Wintrust Financial Corp.	20	735
Tower Group, Inc.	30	721
Susquehanna Bancshares, Inc.	77	720
First Financial Bancorp	43	718
MB Financial, Inc.	34	713
FNB Corp.	67	706
Franklin Street Properties Corp.	50	704
First Cash Financial Services, Inc.*	18	695
UMB Financial Corp.	18	672
Argo Group International Holdings Ltd.	20	661
Prospect Capital Corp.	54	659
World Acceptance Corp.*	10	652
Old National Bancorp	60	643
Invesco Mortgage Capital, Inc.	29	634
Starwood Property Trust, Inc.	28	624
Capstead Mortgage Corp.	48	613
U-Store-It Trust	57	600
National Penn Bancshares, Inc.	77	596
Infinity Property & Casualty Corp.	10	595
Provident Financial Services, Inc.	40	592
Hancock Holding Co.	18	591
Radian Group, Inc.	86	586
Pennsylvania Real Estate Investment Trust	41	585
Sunstone Hotel Investors, Inc.*	57	581
MF Global Holdings Ltd.*	70	580
First Midwest Bancorp, Inc.	49	578
RLI Corp.	10	577
LTC Properties, Inc.	20	567
Hersha Hospitality Trust - Class A	95	564
Greenlight Capital Re Ltd. - Class A*	20	564
Strategic Hotels & Resorts, Inc.*	87	561
Employers Holdings, Inc.	27	558
Associated Estates Realty Corp.	35	556
Anworth Mortgage Asset Corp.	78	553
Tejon Ranch Co.*	15	551
iStar Financial, Inc.*	60	551
International Bancshares Corp.	30	550
optionsXpress Holdings, Inc.	30	549
Lexington Realty Trust	58	542
CVB Financial Corp.	58	540
Fifth Street Finance Corp.	40	534
Ocwen Financial Corp.*	48	529
Texas Capital Bancshares, Inc.*	20	520

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS†- 17.8% (continued)
Financials - 3.5% (continued)
Glimcher Realty Trust	56	$518
Columbia Banking System, Inc.	27	518
Acadia Realty Trust	27	511
Primerica, Inc.	20	510
Cousins Properties, Inc.	61	509
Investment Technology Group, Inc.*	28	509
Sterling Bancshares, Inc.	58	499
Dollar Financial Corp.*	24	498
BlackRock Kelso Capital Corp.	49	496
Oritani Financial Corp.	39	495
Universal Health Realty Income Trust	12	486
American Equity Investment Life Holding Co.	37	485
Selective Insurance Group, Inc.	28	484
MarketAxess Holdings, Inc.	20	484
Inland Real Estate Corp.	50	477
Investors Real Estate Trust	50	475
KBW, Inc.	18	471
Navigators Group, Inc.*	9	464
Safety Insurance Group, Inc.	10	461
PrivateBancorp, Inc. - Class A	30	459
Meadowbrook Insurance Group, Inc.	44	455
Horace Mann Educators Corp.	27	454
First Commonwealth Financial Corp.	66	452
First Industrial Realty Trust, Inc.*	38	452
Pebblebrook Hotel Trust	20	443
Nelnet, Inc. - Class A	20	437
S&T Bancorp, Inc.	20	431
Government Properties Income Trust	16	430
Investors Bancorp, Inc.*	28	417
Tompkins Financial Corp.	10	416
Piper Jaffray Companies, Inc.*	10	414
WesBanco, Inc.	20	414
NBT Bancorp, Inc.	18	410
BGC Partners, Inc. - Class A	44	409
PS Business Parks, Inc.	7	406
Sabra Healthcare REIT, Inc.	23	405
Brookline Bancorp, Inc.	38	400
Diamond Hill Investment Group, Inc.	5	400
National Financial Partners Corp.*	27	398
Oriental Financial Group, Inc.	31	389
Community Bank System, Inc.	16	388
Forestar Group, Inc.*	20	380
Equity One, Inc.	20	375
PacWest Bancorp	17	370
FelCor Lodging Trust, Inc.*	60	368
First Financial Bankshares, Inc.	7	360
Chemical Financial Corp.	18	359
Sun Communities, Inc.	10	356
City Holding Co.	10	354
Sandy Spring Bancorp, Inc.	19	351
Banco Latinoamericano de Comercio Exterior S.A. - Class E	20	349
Boston Private Financial Holdings, Inc.	49	346
Renasant Corp.	20	340
Walter Investment Management Corp.	21	339
Oppenheimer Holdings, Inc. - Class A	10	335
First Financial Corp.	10	332
Harleysville Group, Inc.	10	331
Pinnacle Financial Partners, Inc.*	20	331
Ashford Hospitality Trust, Inc.	30	331
Global Indemnity plc - Class A*	15	330
Trustco Bank Corp.	55	326
MCG Capital Corp.	50	325
Artio Global Investors, Inc. - Class A	20	323
Education Realty Trust, Inc.	40	321
Provident New York Bancorp	31	320
Lakeland Financial Corp.	14	318
Retail Opportunity Investments Corp.	29	317
Evercore Partners, Inc. - Class A	9	309
FPIC Insurance Group, Inc.*	8	303
Hilltop Holdings, Inc.*	30	301
First Potomac Realty Trust	19	299
PennantPark Investment Corp.	25	298
Flushing Financial Corp.	20	298
Western Alliance Bancorporation*	36	296
Dime Community Bancshares, Inc.	20	295
Agree Realty Corp.	13	292
Internet Capital Group, Inc.*	20	284
Compass Diversified Holdings	19	280
NorthStar Realty Finance Corp.	52	278
Financial Engines, Inc.*	10	276
Camden National Corp.	8	274
Suffolk Bancorp	13	273
Simmons First National Corp. - Class A	10	271
Independent Bank Corp.	10	270
Cohen & Steers, Inc.	9	267
TowneBank	17	266
eHealth, Inc.*	20	266
Hudson Valley Holding Corp.	12	264
Bank of the Ozarks, Inc.	6	262
Duff & Phelps Corp. - Class A	16	256
International. FCStone, Inc.*	10	254
Cypress Sharpridge Investments, Inc.	20	254
Arrow Financial Corp.	10	247
Urstadt Biddle Properties, Inc. - Class A	13	247
Flagstone Reinsurance Holdings S.A.	27	243
Newcastle Investment Corp.*	40	242
Cedar Shopping Centers, Inc.	40	241
TradeStation Group, Inc.*	34	239

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Financials - 3.5% (continued)
PMI Group, Inc.*	88	$238
Washington Trust Bancorp, Inc.	10	237
Southside Bancshares, Inc.	11	235
Baldwin & Lyons, Inc. - Class B	10	234
Sterling Bancorp - Class N	23	230
Getty Realty Corp.	10	229
Advance America Cash Advance Centers, Inc.	43	228
Citizens Republic Bancorp, Inc.*	256	228
Financial Institutions, Inc.	13	228
CNA Surety Corp.*	9	227
SY Bancorp, Inc.	9	226
GFI Group, Inc.	45	226
Ramco-Gershenson Properties Trust	18	226
Maiden Holdings Ltd.	30	225
German American Bancorp, Inc.	13	223
Main Street Capital Corp.	12	221
Community Trust Bancorp, Inc.	8	221
AMERISAFE, Inc.*	10	221
Hercules Technology Growth Capital, Inc.	20	220
MVC Capital, Inc.	16	220
NewStar Financial, Inc.*	20	218
FBL Financial Group, Inc. - Class A	7	215
Great Southern Bancorp, Inc.	10	214
American Safety Insurance Holdings Ltd.*	10	214
Danvers Bancorp, Inc.	10	214
Kite Realty Group Trust	40	212
Phoenix Companies, Inc.*	78	212
Cardinal Financial Corp.	18	210
Berkshire Hills Bancorp, Inc.	10	208
West Coast Bancorp*	60	208
TICC Capital Corp.	19	207
Bryn Mawr Bank Corp.	10	206
Ameris Bancorp	20	203
SCBT Financial Corp.	6	200
Territorial Bancorp, Inc.	10	199
Peapack Gladstone Financial Corp.	15	199
Avatar Holdings, Inc.*	10	198
CapLease, Inc.	36	197
Farmer Mac - Class C	10	191
Ames National Corp.	10	191
Encore Capital Group, Inc.*	8	190
Two Harbors Investment Corp.	18	188
Colony Financial, Inc.	10	188
PennyMac Mortgage Investment Trust	10	184
Winthrop Realty Trust	15	184
Gladstone Commercial Corp.	10	182
State Auto Financial Corp.	10	182
Home Bancshares, Inc.	8	182
Triangle Capital Corp.	10	181
Pico Holdings, Inc.*	6	180
Resource Capital Corp.	27	178
Univest Corporation of Pennsylvania	10	177
Terreno Realty Corp.	10	172
Cogdell Spencer, Inc.	29	172
Amtrust Financial Services, Inc.	9	172
Heartland Financial USA, Inc.	10	170
First Financial Holdings, Inc.	15	170
Enterprise Financial Services Corp.	12	169
Citizens & Northern Corp.	10	168
Sierra Bancorp	15	168
Calamos Asset Management, Inc. - Class A	10	166
Monmouth Real Estate Investment Corp. - Class A	20	164
Apollo Commercial Real Estate Finance, Inc.	10	164
Westfield Financial, Inc.	18	163
Safeguard Scientifics, Inc.*	8	163
Chatham Lodging Trust	10	163
1st Source Corp.	8	160
RAIT Financial Trust	65	160
OmniAmerican Bancorp, Inc.*	10	158
Epoch Holding Corp.	10	158
Rockville Financial, Inc.*	15	156
Centerstate Banks, Inc.	22	154
Nara Bancorp, Inc.*	16	154
First Bancorp, Inc.	10	153
One Liberty Properties, Inc.	10	151
HFF, Inc. - Class A*	10	150
First Merchants Corp.	18	149
United Financial Bancorp, Inc.	9	149
ESB Financial Corp.	10	148
CNB Financial Corp.	10	145
First Busey Corp.	28	142
United Community Banks, Inc.*	60	142
Southwest Bancorp, Inc.	10	142
First Community Bancshares, Inc.	10	142
Heritage Financial Corp.*	10	142
United Fire & Casualty Co.	7	141
Eagle Bancorp, Inc.*	10	141
OceanFirst Financial Corp.	10	140
Bancorp, Inc.*	15	138
Northfield Bancorp, Inc.	10	138
Beneficial Mutual Bancorp, Inc.*	16	138
THL Credit, Inc.	10	137
Parkway Properties, Inc.	8	136
First Interstate Bancsystem, Inc. - Class A	10	136
Center Financial Corp.*	18	132
ESSA Bancorp, Inc.	10	132
Citizens, Inc.*	18	131
Trico Bancshares	8	130
Capital City Bank Group, Inc.	10	127
Meridian Interstate Bancorp, Inc.*	9	126
CoBiz Financial, Inc.	18	125
Marlin Business Services Corp.*	10	123
Bank Mutual Corp.	29	123
Abington Bancorp, Inc.	10	122
Encore Bancshares, Inc.*	10	121
Dynex Capital, Inc.	12	121

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Financials - 3.5% (continued)
First Bancorp	9	$119
Clifton Savings Bancorp, Inc.	10	119
Excel Trust, Inc.	10	118
Republic Bancorp, Inc. - Class A	6	117
CreXus Investment Corp.	10	114
Gladstone Capital Corp.	10	113
Roma Financial Corp.	10	111
SWS Group, Inc.	18	109
Harris & Harris Group, Inc.*	20	108
FBR Capital Markets Corp.*	30	107
Donegal Group, Inc. - Class A	8	107
Taylor Capital Group, Inc.*	10	105
Chesapeake Lodging Trust	6	104
State Bancorp, Inc.	10	104
Pacific Continental Corp.	10	102
Kearny Financial Corp.	10	100
MPG Office Trust, Inc.*	27	100
UMH Properties, Inc.	10	99
Kennedy-Wilson Holdings, Inc.*	9	98
Presidential Life Corp.	10	95
Crawford & Co. - Class B	20	95
SeaBright Holdings, Inc.	9	92
Union First Market Bankshares Corp.	8	90
Sanders Morris Harris Group, Inc.	11	88
First Marblehead Corp.*	40	88
Medallion Financial Corp.	10	88
Metro Bancorp, Inc.*	7	86
JMP Group, Inc.	10	86
Asta Funding, Inc.	10	86
StellarOne Corp.	6	85
Washington Banking Co.	6	85
Peoples Bancorp, Inc.	7	84
Hallmark Financial Services*	10	84
Hanmi Financial Corp.*	67	83
BankFinancial Corp.	9	83
Gleacher & Company, Inc.*	47	82
Cowen Group, Inc. - Class A*	20	80
West Bancorporation, Inc.	10	80
LaBranche & Company, Inc.*	20	79
ViewPoint Financial Group	6	78
NGP Capital Resources Co.	8	77
Home Federal Bancorp, Inc.	6	71
1st United Bancorp, Inc.*	10	70
Penson Worldwide, Inc.*	10	67
Ladenburg Thalmann Financial Services, Inc.*	57	66
Stewart Information Services Corp.	6	63
Lakeland Bancorp, Inc.	6	62
Thomas Properties Group, Inc.*	18	60
MainSource Financial Group, Inc.	6	60
CompuCredit Holdings Corp.*	9	59
Virginia Commerce Bancorp, Inc.*	10	57
Pzena Investment Management, Inc. - Class A	8	56
Universal Insurance Holdings, Inc.	10	54
Mission West Properties, Inc.	8	53
Primus Guaranty Ltd.*	10	51
First South Bancorp, Inc.	10	50
Wilshire Bancorp, Inc.	10	49
Gladstone Investment Corp.	6	47
First BanCorp*	9	45
Flagstar Bancorp, Inc.*	29	44
Asset Acceptance Capital Corp.*	7	38
Green Bankshares, Inc.*	10	28
National Interstate Corp.	1	21
Rodman & Renshaw Capital Group, Inc.*	10	21
Doral Financial Corp.*	10	11
Gerova Financial Group Ltd.*,††	2	11

Total Financials		157,222

Information Technology - 3.4%
VeriFone Systems, Inc.*	61	3,352
TIBCO Software, Inc.*	108	2,943
Riverbed Technology, Inc.*	76	2,861
Rackspace Hosting, Inc.*	62	2,657
Acme Packet, Inc.*	32	2,271
MicroStrategy, Inc. - Class A*	15	2,017
Ariba, Inc.*	59	2,014
Jack Henry & Associates, Inc.	58	1,966
Concur Technologies, Inc.*	35	1,941
Aruba Networks, Inc.*	53	1,794
ADTRAN, Inc.	42	1,783
Parametric Technology Corp.*	78	1,754
Netlogic Microsystems, Inc.*	40	1,681
Wright Express Corp.*	30	1,555
Veeco Instruments, Inc.*	30	1,525
SuccessFactors, Inc.*	39	1,525
InterDigital, Inc.	30	1,431
Cavium Networks, Inc.*	30	1,348
TriQuint Semiconductor, Inc.*	100	1,291
Progress Software Corp.*	43	1,251
Taleo Corp. - Class A*	35	1,248
Fortinet, Inc.*	28	1,232
Finisar Corp.*	50	1,230
CACI International, Inc. - Class A*	20	1,226
CommVault Systems, Inc.*	30	1,196
Anixter International, Inc.	17	1,188
Loral Space & Communications, Inc.*	15	1,163
IPG Photonics Corp.*	20	1,154
GSI Commerce, Inc.*	39	1,142
Cymer, Inc.*	20	1,132
RF Micro Devices, Inc.*	176	1,128
Hittite Microwave Corp.*	17	1,084
OpenTable, Inc.*	10	1,063
JDA Software Group, Inc.*	35	1,059
Ultimate Software Group, Inc.*	18	1,058
Plexus Corp.*	30	1,052
Cirrus Logic, Inc.*	50	1,051
Cabot Microelectronics Corp.*	20	1,045
Lawson Software, Inc.*	86	1,041
Microsemi Corp.*	50	1,035
Plantronics, Inc.	28	1,025
Arris Group, Inc.*	79	1,006
Semtech Corp.*	40	1,001

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Information Technology - 3.4% (continued)
Universal Display Corp.*	18	$991
Quest Software, Inc.*	39	990
Digital River, Inc.*	26	973
Mentor Graphics Corp.*	66	966
Fair Isaac Corp.	30	948
Unisys Corp.*	30	937
MKS Instruments, Inc.	28	932
Coherent, Inc.*	16	930
Omnivision Technologies, Inc.*	26	924
TTM Technologies, Inc.*	49	890
Viasat, Inc.*	22	876
Constant Contact, Inc.*	25	872
Cognex Corp.	30	847
Blue Coat Systems, Inc.*	30	845
j2 Global Communications, Inc.*	28	826
Rofin-Sinar Technologies, Inc.*	20	790
Blackbaud, Inc.	29	790
Integrated Device Technology, Inc.*	107	789
ACI Worldwide, Inc.*	24	787
Sapient Corp.*	68	779
Entegris, Inc.*	88	772
Take-Two Interactive Software, Inc.*	50	768
SRA International, Inc. - Class A*	27	766
Terremark Worldwide, Inc.*	40	760
Scansource, Inc.*	20	760
Benchmark Electronics, Inc.*	40	759
MAXIMUS, Inc.	9	731
SAVVIS, Inc.*	19	705
STEC, Inc.*	35	703
ValueClick, Inc.*	48	694
Power Integrations, Inc.	18	690
Websense, Inc.*	30	689
FEI Co.*	20	674
TiVo, Inc.*	76	666
DealerTrack Holdings, Inc.*	27	620
Diodes, Inc.*	18	613
Checkpoint Systems, Inc.*	27	607
Ebix, Inc.*	25	591
Netgear, Inc.*	18	584
DG FastChannel, Inc.*	18	580
Blackboard, Inc.*	16	580
L-1 Identity Solutions, Inc. - Class 1*	49	577
Acxiom Corp.*	40	574
Littelfuse, Inc.	10	571
Aspen Technology, Inc.*	38	570
Brightpoint, Inc.*	52	564
Ultratech, Inc.*	19	559
Sourcefire, Inc.*	20	550
Brooks Automation, Inc.*	40	549
Earthlink, Inc.	70	548
Netscout Systems, Inc.*	20	546
Comtech Telecommunications Corp.	20	544
SolarWinds, Inc.*	23	540
Harmonic, Inc.*	57	535
Emulex Corp.*	50	534
Sanmina-SCI Corp.*	47	527
Syntel, Inc.	10	522
Euronet Worldwide, Inc.*	27	522
Sonus Networks, Inc.*	137	515
Insight Enterprises, Inc.*	30	511
NIC, Inc.	41	511
Infinera Corp.*	57	478
Tessera Technologies, Inc.*	26	475
Tyler Technologies, Inc.*	20	474
Lattice Semiconductor Corp.*	80	472
ATMI, Inc.*	25	472
Amkor Technology, Inc.*	70	472
Volterra Semiconductor Corp.*	19	472
DTS, Inc.*	10	466
Bottomline Technologies, Inc.*	18	453
Rogers Corp.*	10	451
Silicon Image, Inc.*	50	449
Micrel, Inc.	33	445
Electronics for Imaging, Inc.*	30	441
Kulicke & Soffa Industries, Inc.*	47	439
Power-One, Inc.*	50	438
Synaptics, Inc.*	16	432
Cardtronics, Inc.*	21	427
Mantech International Corp. - Class A*	10	424
Mercury Computer Systems, Inc.*	20	423
LogMeIn, Inc.*	10	422
Applied Micro Circuits Corp.*	39	405
Avid Technology, Inc.*	18	401
Advent Software, Inc.*	14	401
CSG Systems International, Inc.*	20	399
VirnetX Holding Corp.	20	398
Cass Information Systems, Inc.	10	393
Powerwave Technologies, Inc.*	87	392
TeleTech Holdings, Inc.*	20	388
Forrester Research, Inc.	10	383
Pegasystems, Inc.	10	379
Stratasys, Inc.*	8	376
OSI Systems, Inc.*	10	375
United Online, Inc.	58	366
Silicon Graphics International Corp.*	17	364
iGate Corp.	19	357
Ancestry.com, Inc.*	10	354
LivePerson, Inc.*	28	354
Heartland Payment Systems, Inc.	20	351
Hypercom Corp.*	29	349
Synchronoss Technologies, Inc.*	10	348
Electro Scientific Industries, Inc.*	20	347
Oclaro, Inc.*	30	345
Quantum Corp.*	137	345
Newport Corp.*	19	339
Epicor Software Corp.*	30	332
Entropic Communications, Inc.*	39	330
SYNNEX Corp.*	10	327
Manhattan Associates, Inc.*	10	327
Intermec, Inc.*	30	324
Radiant Systems, Inc.*	18	319

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Information Technology - 3.4% (continued)
Ixia*	20	$318
Black Box Corp.	9	316
RightNow Technologies, Inc.*	10	313
MIPS Technologies, Inc. - Class A*	29	304
Tekelec*	37	300
comScore, Inc.*	10	295
Zoran Corp.*	28	291
NetSuite, Inc.*	10	291
Accelrys, Inc.*	36	288
Bel Fuse, Inc. - Class B	13	286
LTX-Credence Corp.*	31	283
TNS, Inc.*	18	280
Formfactor, Inc.*	27	278
Advanced Energy Industries, Inc.*	17	278
Rubicon Technology, Inc.*	10	277
Maxwell Technologies, Inc.*	16	276
ExlService Holdings, Inc.*	13	275
MTS Systems Corp.	6	273
Opnet Technologies, Inc.	7	273
Measurement Specialties, Inc.*	8	272
SMART Modular Technologies WWH, Inc.*	35	272
Interactive Intelligence, Inc.*	7	271
Photronics, Inc.*	30	269
Ceva, Inc.*	10	267
Magma Design Automation, Inc.*	38	259
Sigma Designs, Inc.*	20	259
Vocus, Inc.*	10	259
EPIQ Systems, Inc.	18	258
Super Micro Computer, Inc.*	16	257
Monolithic Power Systems, Inc.*	18	255
Ciber, Inc.*	38	255
ShoreTel, Inc.*	30	247
Standard Microsystems Corp.*	10	247
Cohu, Inc.	16	246
Sycamore Networks, Inc.	10	244
IXYS Corp.*	18	242
Methode Electronics, Inc.	20	242
Perficient, Inc.*	20	240
FARO Technologies, Inc.*	6	240
Move, Inc.*	97	232
Limelight Networks, Inc.*	31	222
VASCO Data Security International, Inc.*	16	220
Rudolph Technologies, Inc.*	20	219
Pericom Semiconductor Corp.*	20	207
Aviat Networks, Inc.*	40	207
SS&C Technologies Holdings, Inc.*	10	204
Extreme Networks*	58	203
Echelon Corp.*	20	203
Xyratex Ltd.*	18	201
Imation Corp.*	18	201
Multi-Fineline Electronix, Inc.*	7	198
Spectrum Control, Inc.*	10	197
Saba Software, Inc.*	20	196
Oplink Communications, Inc.*	10	195
CTS Corp.	18	194
Park Electrochemical Corp.	6	193
Daktronics, Inc.	18	193
Kenexa Corp.*	7	193
Knot, Inc.*	16	193
Digi International, Inc.*	18	190
Seachange International, Inc.*	20	190
UTStarcom, Inc.*	80	188
Virtusa Corp.*	10	187
Smith Micro Software, Inc.*	20	187
S1 Corp.*	28	187
Spansion, Inc. - Class A*	10	187
Keynote Systems, Inc.	10	185
Integrated Silicon Solution, Inc.*	20	185
Internap Network Services Corp.*	28	184
Kopin Corp.*	40	184
QuinStreet, Inc.*	8	182
Pulse Electronics Corp.	30	181
Axcelis Technologies, Inc.*	68	180
Liquidity Services, Inc.*	10	179
RealNetworks, Inc.*	48	179
Supertex, Inc.*	8	178
Renaissance Learning, Inc.	15	176
THQ, Inc.*	38	173
Infospace, Inc.*	20	173
Radisys Corp.*	20	173
Electro Rent Corp.	10	172
Symmetricom, Inc.*	28	172
Anadigics, Inc.*	38	170
Mindspeed Technologies, Inc.*	20	169
Gerber Scientific, Inc.*	18	168
ModusLink Global Solutions, Inc.	30	164
MoneyGram International, Inc.*	47	161
Actuate Corp.*	30	156
support.com, Inc.*	30	156
DSP Group, Inc.*	20	154
Zix Corp.*	40	147
Wave Systems Corp. - Class A*	47	147
PROS Holdings, Inc.*	10	146
Nanometrics, Inc.*	8	145
AXT, Inc.*	20	143
LoopNet, Inc.*	10	142
Stamps.com, Inc.	10	134
FSI International, Inc.*	30	131
Echo Global Logistics, Inc.*	10	131
Immersion Corp.*	17	130
Lionbridge Technologies, Inc.*	36	123
Globecomm Systems, Inc.*	10	123
Dice Holdings, Inc.*	8	121
Anaren, Inc.*	6	121
Computer Task Group, Inc.*	9	120
TeleNav, Inc.*	10	119
DemandTec, Inc.*	9	118
EMS Technologies, Inc.*	6	118
Zygo Corp.*	8	117
Cray, Inc.*	18	116
TechTarget, Inc.*	13	116
TeleCommunication Systems, Inc. - Class A*	28	115
Conexant Systems, Inc.*	48	114

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Information Technology - 3.4% (continued)
MoSys, Inc.*	19	$114
Advanced Analogic Technologies, Inc.*	30	113
Rimage Corp.	7	113
Intevac, Inc.*	9	112
X-Rite, Inc.*	23	109
Novatel Wireless, Inc.*	20	109
Exar Corp.*	18	108
KIT Digital, Inc.*	9	108
Openwave Systems, Inc.*	50	107
KVH Industries, Inc.*	7	106
DDi Corp.	10	106
Rosetta Stone, Inc.*	8	106
Ultra Clean Holdings*	10	103
Global Cash Access Holdings, Inc.*	29	95
Online Resources Corp.*	25	95
Richardson Electronics Ltd.	7	92
FalconStor Software, Inc.*	20	91
GSI Technology, Inc.*	10	91
BigBand Networks, Inc.*	35	89
Monotype Imaging Holdings, Inc.*	6	87
SRS Labs, Inc.*	10	85
Mattson Technology, Inc.*	35	85
Integral Systems, Inc.*	7	85
Comverge, Inc.*	18	84
Guidance Software, Inc.*	10	84
Marchex, Inc. - Class A	10	79
Opnext, Inc.*	32	78
Hackett Group, Inc.*	20	77
PC-Telephone, Inc.*	10	77
Network Equipment Technologies, Inc.*	20	75
PLX Technology, Inc.*	20	73
Deltek, Inc.*	9	68
PDF Solutions, Inc.*	10	66
PC Connection, Inc.*	7	62
Hutchinson Technology, Inc.*	20	56
CDC Corp. - Class A*	22	56
Trident Microsystems, Inc.*	48	55
Tier Technologies, Inc. - Class B*	10	55
Agilysys, Inc.*	9	52
American Software, Inc. - Class A	7	52
QAD, Inc. - Class A*	4	43
Presstek, Inc.*	20	42
Calix, Inc.*	2	41
Local.com Corp.*	10	39
Network Engines, Inc.*	18	37
Evergreen Solar, Inc.*	22	30
Ikanos Communications, Inc.*	20	23
QAD, Inc. - Class B*	1	10

Total Information Technology		154,072

Industrials - 2.9%
Nordson Corp.	18	2,071
Clean Harbors, Inc.*	20	1,973
Esterline Technologies Corp.*	25	1,768
Acuity Brands, Inc.	28	1,638
GrafTech International Ltd.*	77	1,589
Dollar Thrifty Automotive Group, Inc.*	23	1,535
Genesee & Wyoming, Inc. - Class A*	26	1,513
United Stationers, Inc.	20	1,421
Atlas Air Worldwide Holdings, Inc.*	20	1,394
Watsco, Inc.	20	1,394
Moog, Inc. - Class A*	30	1,377
United Rentals, Inc.*	40	1,331
EnerSys*	33	1,312
Alaska Air Group, Inc.*	20	1,268
Woodward, Inc.	36	1,244
EMCOR Group, Inc.*	40	1,239
Avis Budget Group, Inc.*	68	1,218
CLARCOR, Inc.	27	1,213
Actuant Corp. - Class A	40	1,160
JetBlue Airways Corp.*	180	1,129
Hexcel Corp.*	57	1,122
Brady Corp. - Class A	30	1,071
HEICO Corp.	17	1,063
Tetra Tech, Inc.*	43	1,062
Rollins, Inc.	52	1,056
Curtiss-Wright Corp.	30	1,054
Belden, Inc.	28	1,051
Teledyne Technologies, Inc.*	20	1,034
Geo Group, Inc.*	40	1,026
Meritor, Inc.*	60	1,018
Herman Miller, Inc.	37	1,017
Applied Industrial Technologies, Inc.	30	998
Brink’s Co.	30	993
Chart Industries, Inc.*	18	991
Old Dominion Freight Line, Inc.*	27	947
HNI Corp.	30	947
US Airways Group, Inc.*	107	932
Franklin Electric Company, Inc.	20	924
American Science & Engineering, Inc.	10	924
Robbins & Myers, Inc.	20	920
II-VI, Inc.*	18	895
AO Smith Corp.	20	887
Triumph Group, Inc.	10	885
ABM Industries, Inc.	33	838
Ladish Company, Inc.*	15	820
Ceradyne, Inc.*	18	811
Corporate Executive Board Co.	20	807
AAR Corp.*	29	804
Simpson Manufacturing Company, Inc.	27	795
Werner Enterprises, Inc.	30	794
Lindsay Corp.	10	790
Kaydon Corp.	20	784
Middleby Corp.*	8	746
Healthcare Services Group, Inc.	42	738
Mine Safety Appliances Co.	20	733
ESCO Technologies, Inc.	19	725
HUB Group, Inc. - Class A*	20	724

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Industrials - 2.9% (continued)
Insituform Technologies, Inc. - Class A*	27	$722
American Superconductor Corp.*	29	721
Orbital Sciences Corp.*	38	719
MasTec, Inc.*	34	707
CIRCOR International, Inc.	15	705
Ameron International Corp.	10	698
Mueller Industries, Inc.	19	696
Knight Transportation, Inc.	36	693
Deluxe Corp.	26	690
Watts Water Technologies, Inc. - Class A	18	687
SYKES Enterprises, Inc.*	34	672
Kaman Corp.	19	669
Cascade Corp.	15	669
Korn*	30	668
Sauer-Danfoss, Inc.*	13	662
Skywest, Inc.	38	643
AirTran Holdings, Inc.*	86	641
Briggs & Stratton Corp.	28	634
Barnes Group, Inc.	30	626
Acacia Research - Acacia Technologies*	18	616
Beacon Roofing Supply, Inc.*	30	614
Forward Air Corp.	20	613
GeoEye, Inc.*	14	582
Amerco, Inc.*	6	582
Resources Connection, Inc.	30	582
Cubic Corp.	10	575
Steelcase, Inc. - Class A	50	569
Knoll, Inc.	27	566
CoStar Group, Inc.*	9	564
Granite Construction, Inc.	20	562
Interface, Inc. - Class A	30	555
Badger Meter, Inc.	13	536
DigitalGlobe, Inc.*	19	533
Unifirst Corp.	10	530
Heartland Express, Inc.	30	527
Arkansas Best Corp.	20	518
McGrath Rentcorp	19	518
TrueBlue, Inc.*	30	504
Albany International Corp. - Class A	20	498
Consolidated Graphics, Inc.*	9	492
Tutor Perini Corp.	20	487
Dycom Industries, Inc.*	28	486
3D Systems Corp.*	10	485
Titan International, Inc.	18	479
Altra Holdings, Inc.*	20	472
AZZ, Inc.	10	456
Exponent, Inc.*	10	446
Wabash National Corp.*	38	440
Allegiant Travel Co. - Class A	10	438
Mueller Water Products, Inc. - Class A	97	435
LB Foster Co. - Class A	10	431
Sun Hydraulics Corp.	10	431
Raven Industries, Inc.	7	430
Trex Company, Inc.*	13	424
SFN Group, Inc.*	30	423
RSC Holdings, Inc.*	29	417
Blount International, Inc.*	26	415
Ampco-Pittsburgh Corp.	15	414
Colfax Corp.*	18	413
Kelly Services, Inc. - Class A*	19	412
Advisory Board Co.*	8	412
Mobile Mini, Inc.*	17	408
Interline Brands, Inc.*	20	408
GT Solar International, Inc.*	38	405
Powell Industries, Inc.*	10	394
Team, Inc.*	15	394
Gorman-Rupp Co.	10	394
Quanex Building Products Corp.	20	393
Tredegar Corp.	18	388
John Bean Technologies Corp.	20	385
RBC Bearings, Inc.*	10	382
ACCO Brands Corp.*	40	382
Griffon Corp.*	29	381
Standex International Corp.	10	379
Textainer Group Holdings Ltd.	10	372
EnergySolutions, Inc.	62	370
TAL International Group, Inc.	10	363
Ducommun, Inc.	15	358
Rush Enterprises, Inc. - Class A*	18	356
Polypore International, Inc.*	6	345
Layne Christensen Co.*	10	345
RailAmerica, Inc.*	20	341
Ennis, Inc.	20	341
Air Transport Services Group, Inc.*	40	338
Aircastle Ltd.	28	338
CAI International, Inc.*	13	336
Astec Industries, Inc.*	9	336
H&E Equipment Services, Inc.*	17	332
FreightCar America, Inc.	10	325
Commercial Vehicle Group, Inc.*	18	321
Great Lakes Dredge & Dock Corp.	42	320
American Woodmark Corp.	15	313
Kforce, Inc.*	17	311
Viad Corp.	13	311
Satcon Technology Corp.*	80	309
G&K Services, Inc. - Class A	9	299
A123 Systems, Inc.*	47	298
Capstone Turbine Corp.*	164	297
Michael Baker Corp.*	10	291
EnPro Industries, Inc.*	8	291
Navigant Consulting, Inc.*	29	290
CRA International, Inc.*	10	288
ICF International, Inc.*	14	288
Aerovironment, Inc.*	8	280
Dynamic Materials Corp.	10	279
GenCorp, Inc.*	45	269
EnerNOC, Inc.*	14	268
Federal Signal Corp.	41	267
AAON, Inc.	8	263
Multi-Color Corp.	13	263
Kadant, Inc.*	10	262

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Industrials - 2.9% (continued)
Cenveo, Inc.*	40	$261
Twin Disc, Inc.	8	258
Universal Forest Products, Inc.	7	257
Greenbrier Companies, Inc.*	9	255
Titan Machinery, Inc.*	10	252
Tennant Co.	6	252
Astronics Corp.*	10	252
M&F Worldwide Corp.*	10	251
Heidrick & Struggles International, Inc.	9	250
Huron Consulting Group, Inc.*	9	249
Encore Wire Corp.	10	243
MYR Group, Inc.*	10	239
Comfort Systems USA, Inc.	17	239
Force Protection, Inc.*	48	235
Standard Parking Corp.*	13	231
DXP Enterprises, Inc.*	10	231
Northwest Pipe Co.*	10	229
Apogee Enterprises, Inc.	17	224
Orion Marine Group, Inc.*	20	215
Gibraltar Industries, Inc.*	18	215
Park-Ohio Holdings Corp.*	10	207
Generac Holdings, Inc.*	10	203
LMI Aerospace, Inc.*	10	202
Marten Transport Ltd.	9	201
American Reprographics Co.*	19	197
CBIZ, Inc.*	27	195
Schawk, Inc. - Class A	10	194
Dolan Co.*	16	194
On Assignment, Inc.*	20	189
Insperity, Inc.	6	182
LaBarge, Inc.*	10	177
American Railcar Industries, Inc.*	7	175
US Ecology, Inc.	10	174
Genco Shipping & Trading Ltd.*	16	172
Mistras Group, Inc.*	10	172
Trimas Corp.*	8	172
Sterling Construction Company, Inc.*	10	169
Graham Corp.	7	168
Columbus McKinnon Corp.*	9	166
Vicor Corp.	10	165
Miller Industries, Inc.	10	162
Barrett Business Services, Inc.	10	161
Hawaiian Holdings, Inc.*	26	156
Taser International, Inc.*	38	155
Primoris Services Corp.	15	152
Furmanite Corp.*	19	152
APAC Customer Services, Inc.*	25	150
Roadrunner Transportation Systems, Inc.*	10	150
Eagle Bulk Shipping, Inc.*	40	149
CDI Corp.	10	148
Innerworkings, Inc.*	20	148
School Specialty, Inc.*	10	143
Douglas Dynamics, Inc.	10	143
Kratos Defense & Security Solutions, Inc.*	10	142
Kimball International, Inc. - Class B	20	140
Metalico, Inc.*	22	137
GP Strategies Corp.*	10	136
Aceto Corp.	17	135
Ener1, Inc.*	45	133
Hill International, Inc.*	25	132
Houston Wire & Cable Co.	9	132
Hudson Highland Group, Inc.*	20	130
USA Truck, Inc.*	10	130
Casella Waste Systems, Inc. - Class A*	18	129
Republic Airways Holdings, Inc.*	20	129
FuelCell Energy, Inc.*	60	128
PMFG, Inc.*	6	128
Insteel Industries, Inc.	9	127
NCI Building Systems, Inc.*	10	127
Flow International Corp.*	27	119
Quality Distribution, Inc.*	10	119
Excel Maritime Carriers Ltd. - Class A*	27	116
Courier Corp.	8	112
Tecumseh Products Co. - Class A*	10	100
Saia, Inc.*	6	98
Celadon Group, Inc.*	6	97
Pike Electric Corp.*	10	95
Baltic Trading Ltd.	10	91
Pacer International, Inc.*	17	89
Fuel Tech, Inc.*	10	89
Coleman Cable, Inc.*	10	89
Franklin Covey Co.*	10	87
PowerSecure International, Inc.*	10	86
Argan, Inc.*	10	86
Builders FirstSource, Inc.*	30	85
Energy Recovery, Inc.*	26	83
Broadwind Energy, Inc.*	58	76
Microvision, Inc.*	57	75
Advanced Battery Technologies, Inc.*	37	72
Met-Pro Corp.	6	71
Lydall, Inc.*	8	71
Energy Conversion Devices, Inc.*	30	68
LSI Industries, Inc.	9	65
UQM Technologies, Inc.*	18	54
Pinnacle Airlines Corp.*	9	52
Ultrapetrol Bahamas Ltd.*	8	41
BlueLinx Holdings, Inc.*	10	37
Standard Register Co.	10	33
Applied Energetics, Inc.*	48	32
PGT, Inc.*	9	21
Hoku Corp.*	8	16
Horizon Lines, Inc. - Class A	17	14
LECG Corp.*	20	4

Total Industrials		128,023

Consumer Discretionary - 2.4%
Deckers Outdoor Corp.*	30	2,584
Sotheby’s	37	1,946
Polaris Industries, Inc.	20	1,740

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Consumer Discretionary - 2.4% (continued)
Tenneco, Inc.*	40	$1,698
Warnaco Group, Inc.*	29	1,659
Dana Holding Corp.*	87	1,513
Brunswick Corp.	58	1,475
Rent-A-Center, Inc. - Class A	40	1,396
Shutterfly, Inc.*	25	1,309
Ascena Retail Group, Inc.*	40	1,296
Timberland Co. - Class A*	30	1,239
Under Armour, Inc. - Class A*	18	1,225
Cheesecake Factory, Inc.*	40	1,204
Dillard’s, Inc. - Class A	30	1,204
Jos A. Bank Clothiers, Inc.*	23	1,170
Iconix Brand Group, Inc.*	54	1,160
CROCS, Inc.*	65	1,160
Cooper Tire & Rubber Co.	45	1,159
Carter’s, Inc.*	40	1,145
Life Time Fitness, Inc.*	30	1,119
Wolverine World Wide, Inc.	30	1,118
ANN, Inc.*	38	1,106
Saks, Inc.*	90	1,018
Vail Resorts, Inc.*	20	975
Ulta Salon Cosmetics & Fragrance, Inc.*	20	963
HSN, Inc.*	30	961
Steven Madden Ltd.*	20	939
Cracker Barrel Old Country Store, Inc.	19	934
PF Chang’s China Bistro, Inc.	20	924
Live Nation Entertainment, Inc.*	87	870
Jack in the Box, Inc.*	38	862
Cinemark Holdings, Inc.	43	832
Coinstar, Inc.*	18	827
Collective Brands, Inc.*	38	820
Sally Beauty Holdings, Inc.*	58	813
Buckle, Inc.	20	808
Genesco, Inc.*	20	804
Arbitron, Inc.	20	801
Childrens Place Retail Stores, Inc.*	16	797
Valassis Communications, Inc.*	27	787
Jones Group, Inc.	57	784
Matthews International Corp. - Class A	20	771
Group 1 Automotive, Inc.	18	770
Men’s Wearhouse, Inc.	28	758
Orient-Express Hotels Ltd. - Class A*	61	755
OfficeMax, Inc.*	58	751
Helen of Troy Ltd.*	25	735
Pool Corp.	30	723
Hibbett Sports, Inc.*	20	716
Steiner Leisure Ltd.*	15	694
Gaylord Entertainment Co.*	20	694
Pier 1 Imports, Inc.*	68	690
American Greetings Corp. - Class A	29	684
Cabela’s, Inc.*	27	675
Regis Corp.	38	674
Bob Evans Farms, Inc.	20	652
Texas Roadhouse, Inc. - Class A	38	646
K12, Inc.*	18	607
Penske Automotive Group, Inc.*	30	601
Eastman Kodak Co.*	185	598
Finish Line, Inc. - Class A	30	595
Columbia Sportswear Co.	10	594
99 Cents Only Stores*	30	588
National CineMedia, Inc.	30	560
DineEquity, Inc.*	10	550
Pinnacle Entertainment, Inc.*	40	545
Scholastic Corp.	20	541
Ruby Tuesday, Inc.*	40	524
Stage Stores, Inc.	27	519
American Axle & Manufacturing Holdings, Inc.*	41	516
Exide Technologies*	46	514
Superior Industries International, Inc.	20	513
Belo Corp. - Class A*	57	502
Capella Education Co.*	10	498
Core-Mark Holding Company, Inc.*	15	496
Cato Corp. - Class A	20	490
Buffalo Wild Wings, Inc.*	9	490
Ascent Media Corp. - Class A*	10	488
Meritage Homes Corp.*	20	483
Select Comfort Corp.*	40	482
Peet’s Coffee & Tea, Inc.*	10	481
Ryland Group, Inc.	30	477
Interval Leisure Group, Inc.*	28	458
Fred’s, Inc. - Class A	34	453
PEP Boys-Manny Moe & Jack	34	432
Shuffle Master, Inc.*	40	427
True Religion Apparel, Inc.*	18	422
Sonic Automotive, Inc. - Class A	30	420
Modine Manufacturing Co.*	26	420
American Public Education, Inc.*	10	404
Monro Muffler Brake, Inc.	12	396
Ethan Allen Interiors, Inc.	18	394
BJ’s Restaurants, Inc.*	10	393
Jakks Pacific, Inc.*	20	387
Blue Nile, Inc.*	7	378
Sinclair Broadcast Group, Inc. - Class A	30	376
G-III Apparel Group Ltd.*	10	376
Quiksilver, Inc.*	85	376
Asbury Automotive Group, Inc.*	20	370
Domino’s Pizza, Inc.*	20	369
Stewart Enterprises, Inc. - Class A	48	367
Sonic Corp.*	40	362
DSW, Inc. - Class A*	9	360
Harte-Hanks, Inc.	30	357
Skechers U.S.A., Inc. - Class A*	17	349
Boyd Gaming Corp.*	37	347
Retail Ventures, Inc.*	20	345
Brown Shoe Company, Inc.	28	342
Oxford Industries, Inc.	10	342
CEC Entertainment, Inc.	9	340
Vitamin Shoppe, Inc.*	10	338

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Consumer Discretionary - 2.4% (continued)
Ameristar Casinos, Inc.	19	$337
Charming Shoppes, Inc.*	78	332
Scientific Games Corp. - Class A*	37	323
Talbots, Inc.*	52	314
Liz Claiborne, Inc.*	57	307
Fuel Systems Solutions, Inc.*	10	302
Dorman Products, Inc.*	7	295
Wet Seal, Inc. - Class A*	68	291
Global Sources Ltd.*	25	291
Churchill Downs, Inc.	7	290
Rue21, Inc.*	10	288
La-Z-Boy, Inc. - Class Z*	30	286
RC2 Corp.*	10	281
Shoe Carnival, Inc.*	10	280
Grand Canyon Education, Inc.*	19	275
Perry Ellis International, Inc.*	10	275
Callaway Golf Co.	40	273
AFC Enterprises, Inc.*	18	272
PetMed Express, Inc.	17	270
Rentrak Corp.*	10	269
Red Robin Gourmet Burgers, Inc.*	10	269
Barnes & Noble, Inc.	29	267
iRobot Corp.*	8	263
NutriSystem, Inc.	18	261
Corinthian Colleges, Inc.*	59	261
Krispy Kreme Doughnuts, Inc.*	37	260
Knology, Inc.*	20	258
America’s Car-Mart, Inc.*	10	258
Maidenform Brands, Inc.*	9	257
Standard Pacific Corp.*	68	254
World Wrestling Entertainment, Inc. - Class A	20	251
Beazer Homes USA, Inc.*	54	247
Winnebago Industries, Inc.*	18	241
Lincoln Educational Services Corp.	15	238
Lions Gate Entertainment Corp.*	38	237
Universal Electronics, Inc.*	8	236
Overstock.com, Inc.*	15	236
Denny’s Corp.*	57	231
Winmark Corp.	5	231
Drew Industries, Inc.	10	223
Drugstore.com, Inc.*	58	223
Citi Trends, Inc.*	10	223
Papa John’s International, Inc.*	7	222
Unifi, Inc.*	13	221
Entercom Communications Corp. - Class A*	20	220
Zumiez, Inc.*	8	211
Sturm Ruger & Company, Inc.	9	207
Stein Mart, Inc.	20	202
EW Scripps Co. - Class A*	20	198
Express, Inc.	10	195
Universal Technical Institute, Inc.	10	194
K-Swiss, Inc. - Class A*	17	192
Warner Music Group Corp.*	28	190
Journal Communications, Inc. - Class A*	30	180
Cherokee, Inc.	10	173
Bridgepoint Education, Inc.*	10	171
Dex One Corp.*	35	169
California Pizza Kitchen, Inc.*	10	169
Volcom, Inc.	9	167
Libbey, Inc.*	10	165
Spartan Motors, Inc.	24	165
CKX, Inc.*	39	165
Mac-Gray Corp.	10	161
Speedway Motorsports, Inc.	10	160
HOT Topic, Inc.	28	160
Arctic Cat, Inc.*	10	155
Bon-Ton Stores, Inc.	10	155
Kirkland’s, Inc.*	10	154
Amerigon, Inc.*	10	153
Lifetime Brands, Inc.	10	150
Lumber Liquidators Holdings, Inc.*	6	150
Casual Male Retail Group, Inc.*	30	147
Bebe Stores, Inc.	25	146
Lithia Motors, Inc. - Class A	10	146
Smith & Wesson Holding Corp.*	40	142
Carrols Restaurant Group, Inc.*	15	139
Standard Motor Products, Inc.	10	138
McClatchy Co. - Class A*	40	136
hhgregg, Inc.*	10	134
RG Barry Corp.	10	131
Pacific Sunwear of California, Inc.*	36	130
Christopher & Banks Corp.	20	130
Furniture Brands International, Inc.*	28	127
New York & Company, Inc.*	18	126
M/I Homes, Inc.*	8	120
Big 5 Sporting Goods Corp.	10	119
Ruth’s Hospitality Group, Inc.*	23	119
Coldwater Creek, Inc.*	44	116
Multimedia Games, Inc.*	20	115
Ambassadors Group, Inc.	10	109
LIN TV Corp. - Class A*	18	107
Hovnanian Enterprises, Inc. - Class A*	30	106
Monarch Casino & Resort, Inc.*	10	104
Leapfrog Enterprises, Inc. - Class A*	24	104
Movado Group, Inc.*	7	103
Skyline Corp.	5	100
Midas, Inc.*	13	100
MarineMax, Inc.*	10	99
Marcus Corp.	9	98
Tuesday Morning Corp.*	20	98
Morgans Hotel Group Co.*	10	98
Hooker Furniture Corp.	8	96
Systemax, Inc.*	7	95
Haverty Furniture Companies, Inc.	7	93
Culp, Inc.*	10	93
Stoneridge, Inc.*	6	88
US Auto Parts Network, Inc.*	10	87
Nexstar Broadcasting Group, Inc. - Class A*	10	87
Archipelago Learning, Inc.*	10	85

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Consumer Discretionary - 2.4% (continued)
Brookfield Homes Corp.*	9	$85
AH Belo Corp. - Class A*	10	84
West Marine, Inc.*	8	83
Red Lion Hotels Corp.*	10	82
Jamba, Inc.*	37	81
Audiovox Corp. - Class A*	10	80
Marine Products Corp.*	10	79
Sealy Corp.*	30	76
Entravision Communications Corp. - Class A*	28	76
Lee Enterprises, Inc.*	28	76
Outdoor Channel Holdings, Inc.	10	75
Martha Stewart Living Omnimedia - Class A*	20	74
Kid Brands, Inc.*	10	73
LodgeNet Interactive Corp.*	20	73
McCormick & Schmick’s Seafood Restaurants, Inc.*	10	72
Ballantyne Strong, Inc.*	10	72
Carmike Cinemas, Inc.*	10	71
National American University Holdings, Inc.	10	71
Media General, Inc. - Class A*	10	69
Gaiam, Inc. - Class A	10	66
Summer Infant, Inc.*	8	64
SuperMedia, Inc.*	10	62
O’Charleys, Inc.*	10	60
Gray Television, Inc.*	28	58
Isle of Capri Casinos, Inc.*	6	57
1-800-Flowers.com, Inc. - Class A*	17	56
PRIMEDIA, Inc.	10	49
Crown Media Holdings, Inc. - Class A*	20	46
Cumulus Media, Inc. - Class A*	10	43
Build-A-Bear Workshop, Inc. - Class A*	7	42
Bluegreen Corp.*	10	41
Radio One, Inc. - Class D*	20	39
Conn’s, Inc.*	8	36
Cambium Learning Group, Inc.*	10	34
Orbitz Worldwide, Inc.*	9	32
Joe’s Jeans, Inc.*	27	29
American Apparel, Inc.*	20	19
Empire Resorts, Inc.*	20	12
Princeton Review, Inc.*	18	7
Vitacost.com, Inc.*,†††,1	10	5

Total Consumer Discretionary		105,954

Health Care - 2.2%
Pharmasset, Inc.*	24	1,889
AMERIGROUP Corp.*	28	1,799
Healthspring, Inc.*	41	1,532
Healthsouth Corp.*	59	1,474
HMS Holdings Corp.*	18	1,473
Salix Pharmaceuticals Ltd.*	40	1,401
Onyx Pharmaceuticals, Inc.*	38	1,337
STERIS Corp.	38	1,313
WellCare Health Plans, Inc.*	30	1,258
Owens & Minor, Inc.	38	1,234
InterMune, Inc.*	26	1,227
Medicis Pharmaceutical Corp. - Class A	38	1,218
Haemonetics Corp.*	18	1,180
Catalyst Health Solutions, Inc.*	20	1,119
Parexel International Corp.*	44	1,096
PSS World Medical, Inc.*	40	1,086
American Medical Systems Holdings, Inc.*	50	1,082
Cepheid, Inc.*	38	1,065
Dionex Corp.*	9	1,062
Viropharma, Inc.*	50	995
Masimo Corp.	30	993
Centene Corp.*	30	989
Immucor, Inc.*	50	989
Magellan Health Services, Inc.*	20	982
Impax Laboratories, Inc.*	38	967
Bruker Corp.*	46	959
Sirona Dental Systems, Inc.*	19	953
Cubist Pharmaceuticals, Inc.*	37	934
Theravance, Inc.*	38	920
Incyte Corporation Ltd.*	57	903
HeartWare International, Inc.*	10	855
Quality Systems, Inc.	10	833
athenahealth, Inc.*	18	812
MWI Veterinary Supply, Inc.*	10	807
Exelixis, Inc.*	70	791
Align Technology, Inc.*	38	778
Invacare Corp.	25	778
Alkermes, Inc.*	59	764
West Pharmaceutical Services, Inc.	17	761
Seattle Genetics, Inc.*	48	747
Volcano Corp.*	29	742
NuVasive, Inc.*	29	734
Meridian Bioscience, Inc.	30	720
Acorda Therapeutics, Inc.*	30	696
Insulet Corp.*	33	680
Kindred Healthcare, Inc.*	28	669
Arthrocare Corp.*	20	667
Auxilium Pharmaceuticals, Inc.*	30	644
Cyberonics, Inc.*	20	636
Amedisys, Inc.*	18	630
Par Pharmaceutical Companies, Inc.*	20	622
Chemed Corp.	9	599
RehabCare Group, Inc.*	16	590
DexCom, Inc.*	38	590
Questcor Pharmaceuticals, Inc.*	40	576
Analogic Corp.	10	565
Nektar Therapeutics*	59	559
Momenta Pharmaceuticals, Inc.*	35	555
Air Methods Corp.*	8	538
Greatbatch, Inc.*	20	529
Sunrise Senior Living, Inc.*	43	513
Ariad Pharmaceuticals, Inc.*	68	511
PDL BioPharma, Inc.	88	510
Wright Medical Group, Inc.*	30	510
Amsurg Corp. - Class A*	20	509

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Health Care - 2.2% (continued)
Isis Pharmaceuticals, Inc.*	56	$506
Targacept, Inc.*	19	505
Gentiva Health Services, Inc.*	18	505
Integra LifeSciences Holdings Corp.*	10	474
CONMED Corp.*	18	473
Hanger Orthopedic Group, Inc.*	18	469
Universal American Corp.	20	458
MedAssets, Inc.*	30	458
Medicines Co.*	28	456
IPC The Hospitalist Company, Inc.*	10	454
Computer Programs & Systems, Inc.	7	450
ICU Medical, Inc.*	10	438
MAKO Surgical Corp.*	18	436
Bio-Reference Labs, Inc.*	19	426
Savient Pharmaceuticals, Inc.*	40	424
Neogen Corp.*	10	414
Zoll Medical Corp.*	9	403
Molina Healthcare, Inc.*	10	400
Medivation, Inc.*	21	391
Assisted Living Concepts, Inc. - Class A*	10	391
Celera Corp.*	48	389
America Service Group, Inc.	15	385
NPS Pharmaceuticals, Inc.*	40	383
Almost Family, Inc.*	10	376
NxStage Medical, Inc.*	17	374
Landauer, Inc.	6	369
Luminex Corp.*	19	356
Halozyme Therapeutics, Inc.*	53	356
Merit Medical Systems, Inc.*	18	353
Enzon Pharmaceuticals, Inc.*	30	327
Immunogen, Inc.*	36	327
Sun Healthcare Group, Inc.*	23	324
Jazz Pharmaceuticals, Inc.*	10	319
Accuray, Inc.*	35	316
Sequenom, Inc.*	49	310
Omnicell, Inc.*	20	305
Clinical Data, Inc.*	10	303
Natus Medical, Inc.*	18	302
LHC Group, Inc.*	10	300
Vivus, Inc.*	48	297
AMN Healthcare Services, Inc.*	34	294
Orthofix International N.V.*	9	292
ABIOMED, Inc.*	20	291
Conceptus, Inc.*	20	289
Abaxis, Inc.*	10	288
Geron Corp.*	57	288
Ardea Biosciences, Inc.*	10	287
Depomed, Inc.*	28	281
National Healthcare Corp.	6	279
Accretive Health, Inc.*	10	278
Angiodynamics, Inc.*	18	272
Micromet, Inc.*	48	269
SonoSite, Inc.*	8	267
Cytori Therapeutics, Inc.*	34	266
Capital Senior Living Corp.*	25	266
Healthways, Inc.*	17	261
Syneron Medical Ltd.*	20	261
Affymetrix, Inc.*	50	261
Cantel Medical Corp.	10	258
Medidata Solutions, Inc.*	10	256
Emeritus Corp.*	10	255
Sangamo Biosciences, Inc.*	30	250
Spectrum Pharmaceuticals, Inc.*	28	249
Genomic Health, Inc.*	10	246
SIGA Technologies, Inc.*	20	242
Select Medical Holdings Corp.*	30	242
Transcend Services, Inc.*	10	240
Optimer Pharmaceuticals, Inc.*	20	237
OraSure Technologies, Inc.*	30	236
Ensign Group, Inc.	7	224
US Physical Therapy, Inc.	10	223
Metabolix, Inc.*	21	221
eResearchTechnology, Inc.*	32	217
Opko Health, Inc.*	58	216
AVANIR Pharmaceuticals, Inc. - Class A*	53	216
Arqule, Inc.*	30	215
Delcath Systems, Inc.*	29	214
Akorn, Inc.*	37	213
Rigel Pharmaceuticals, Inc.*	30	213
Neurocrine Biosciences, Inc.*	28	213
Lexicon Pharmaceuticals, Inc.*	126	212
Durect Corp.*	58	209
Endologix, Inc.*	30	203
Hi-Tech Pharmacal Company, Inc.*	10	201
PharMerica Corp.*	17	194
Alnylam Pharmaceuticals, Inc.*	20	191
Caliper Life Sciences, Inc.*	28	189
ZIOPHARM Oncology, Inc.*	30	188
Cynosure, Inc. - Class A*	13	181
Symmetry Medical, Inc.*	18	176
Exactech, Inc.*	10	176
Pain Therapeutics, Inc.	18	172
Pharmacyclics, Inc.*	29	171
Rural/Metro Corp.*	10	170
Emergent Biosolutions, Inc.*	7	169
Furiex Pharmaceuticals, Inc.*	10	169
Novavax, Inc.*	65	168
AMAG Pharmaceuticals, Inc.*	10	167
Cadence Pharmaceuticals, Inc.*	18	166
Nabi Biopharmaceuticals*	28	163
Five Star Quality Care, Inc.*	20	163
Curis, Inc.*	50	163
MannKind Corp.*	44	161
Chindex International, Inc.*	10	161
Unilife Corp.*	28	159
Cross Country Healthcare, Inc.*	20	157
Allos Therapeutics, Inc.*	49	155
Merge Healthcare, Inc.*	31	151
Inspire Pharmaceuticals, Inc.*	38	150
Keryx Biopharmaceuticals, Inc.*	30	150
Providence Service Corp.*	10	150
Immunomedics, Inc.*	39	149

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Health Care - 2.2% (continued)
Vical, Inc.*	50	$148
Vanda Pharmaceuticals, Inc.*	20	146
Triple-S Management Corp. - Class B*	7	144
Metropolitan Health Networks, Inc.*	30	142
BioScrip, Inc.*	30	141
CryoLife, Inc.*	23	140
Ironwood Pharmaceuticals, Inc. - Class A*	10	140
Team Health Holdings, Inc.*	8	140
MAP Pharmaceuticals, Inc.*	10	138
Chelsea Therapeutics International Ltd.*	35	136
Synovis Life Technologies, Inc.*	7	134
AVEO Pharmaceuticals, Inc.*	10	134
Palomar Medical Technologies, Inc.*	9	134
Dynavax Technologies Corp.*	48	132
Exact Sciences Corp.*	18	132
American Dental Partners, Inc.*	10	131
BioMimetic Therapeutics, Inc.*	10	131
AVI BioPharma, Inc.*	70	131
Skilled Healthcare Group, Inc. - Class A*	9	130
Solta Medical, Inc.*	38	125
SuperGen, Inc.*	40	124
TomoTherapy, Inc.*	27	123
Maxygen, Inc.	23	120
Quidel Corp.*	10	120
XenoPort, Inc.*	20	119
Progenics Pharmaceuticals, Inc.*	19	117
Rochester Medical Corp.*	10	115
Staar Surgical Co.*	20	111
Ligand Pharmaceuticals, Inc. - Class B*	11	110
Cambrex Corp.*	20	110
Vascular Solutions, Inc.*	10	109
Pozen, Inc.*	20	107
Continucare Corp.*	20	107
RTI Biologics, Inc.*	36	103
Arena Pharmaceuticals, Inc.*	74	103
Dyax Corp.*	63	101
Obagi Medical Products, Inc.*	8	101
Inhibitex, Inc.*	27	98
CardioNet, Inc.*	20	96
Santarus, Inc.*	28	96
Biosante Pharmaceuticals, Inc.*	48	95
Vital Images, Inc.*	7	95
Spectranetics Corp.*	20	94
Zalicus, Inc.*	38	92
IRIS International, Inc.*	10	90
Peregrine Pharmaceuticals, Inc.*	38	90
Alliance HealthCare Services, Inc.*	20	88
SurModics, Inc.*	7	87
Antares Pharma, Inc.*	48	86
Kendle International, Inc.*	8	86
Albany Molecular Research, Inc.*	20	85
Orthovita, Inc.*	40	85
Corcept Therapeutics, Inc.*	20	85
Sciclone Pharmaceuticals, Inc.*	21	85
Medical Action Industries, Inc.*	10	84
Medcath Corp.*	6	84
Array Biopharma, Inc.*	27	83
PDI, Inc.*	10	81
Cerus Corp.*	28	81
Omeros Corp.*	10	80
Alphatec Holdings, Inc.*	29	78
Hansen Medical, Inc.*	35	77
Allied Healthcare International, Inc.*	30	76
BioCryst Pharmaceuticals, Inc.*	20	76
Celldex Therapeutics, Inc.*	18	72
Nymox Pharmaceutical Corp.*	9	71
StemCells, Inc.*	78	71
MELA Sciences, Inc.*	20	70
Stereotaxis, Inc.*	18	70
Cutera, Inc.*	8	69
LCA-Vision, Inc.*	10	68
Enzo Biochem, Inc.*	16	67
Cornerstone Therapeutics, Inc.*	10	66
Idenix Pharmaceuticals, Inc.*	18	60
CytRx Corp.*	67	59
Osiris Therapeutics, Inc.*	8	58
Somaxon Pharmaceuticals, Inc.*	20	57
Orexigen Therapeutics, Inc.*	20	56
Lannett Company, Inc.*	10	56
Cumberland Pharmaceuticals, Inc.*	10	55
DynaVox, Inc. - Class A*	10	55
Sucampo Pharmaceuticals, Inc. - Class A*	13	55
Synta Pharmaceuticals Corp.*	10	53
Neuralstem, Inc.*	29	52
Inovio Pharmaceuticals, Inc.*	47	52
Alexza Pharmaceuticals, Inc.*	28	48
Codexis, Inc.*	4	47
Infinity Pharmaceuticals, Inc.*	8	47
Affymax, Inc.*	8	47
Caraco Pharmaceutical Laboratories Ltd.*	9	47
Cytokinetics, Inc.*	30	45
Biotime, Inc.*	6	45
Aoxing Pharmaceutical Company, Inc.*	20	43
Acura Pharmaceuticals, Inc.*	13	41
NeurogesX, Inc.*	9	36
PURE Bioscience, Inc.*	20	31
Neostem, Inc.*	17	29
Nanosphere, Inc.*	7	23
AspenBio Pharma, Inc.*	20	17
Biodel, Inc.*	7	15

Total Health Care		98,556

Energy - 1.2%
Brigham Exploration Co.*	80	2,974
Lufkin Industries, Inc.	20	1,869

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Energy - 1.2% (continued)
Complete Production Services, Inc.*	55	$1,750
Dril-Quip, Inc.*	21	1,660
World Fuel Services Corp.	40	1,624
Berry Petroleum Co. - Class A	30	1,513
CARBO Ceramics, Inc.	10	1,411
Patriot Coal Corp.*	53	1,369
Rosetta Resources, Inc.*	28	1,331
Key Energy Services, Inc.*	77	1,197
Bill Barrett Corp.*	29	1,157
Helix Energy Solutions Group, Inc.*	67	1,152
ION Geophysical Corp.*	83	1,053
International Coal Group, Inc.*	88	994
Energy XXI Bermuda Ltd.*	27	921
McMoRan Exploration Co.*	49	868
Stone Energy Corp.*	26	868
Swift Energy Co.*	20	854
Bristow Group, Inc.*	18	851
Apco Oil and Gas International, Inc.	9	772
RPC, Inc.	30	760
Gulfmark Offshore, Inc. - Class A*	17	757
Tetra Technologies, Inc.*	48	739
Gulfport Energy Corp.*	20	723
Northern Oil and Gas, Inc.*	27	721
Kodiak Oil & Gas Corp.*	105	703
Nordic American Tanker Shipping	27	671
Global Industries Ltd.*	68	666
Overseas Shipholding Group, Inc.	20	643
Contango Oil & Gas Co.*	10	632
Carrizo Oil & Gas, Inc.*	17	628
Ship Finance International Ltd.	30	622
Hornbeck Offshore Services, Inc.*	20	617
Pioneer Drilling Co.*	42	580
Clean Energy Fuels Corp.*	34	557
Parker Drilling Co.*	78	539
Basic Energy Services, Inc.*	20	510
Penn Virginia Corp.	30	509
James River Coal Co.*	20	483
Petroleum Development Corp.*	10	480
Western Refining, Inc.*	28	475
Newpark Resources, Inc.*	60	472
ATP Oil & Gas Corp.*	26	471
CVR Energy, Inc.*	20	463
W&T Offshore, Inc.	20	456
Knightsbridge Tankers Ltd.	18	451
Hercules Offshore, Inc.*	68	449
Cal Dive International, Inc.*	64	447
Tesco Corp.*	20	439
Dawson Geophysical Co.*	10	439
Cloud Peak Energy, Inc.*	20	432
Gulf Island Fabrication, Inc.	13	418
Golar LNG Ltd.	16	409
Goodrich Petroleum Corp.*	18	400
Energy Partners Ltd.*	20	360
Petroquest Energy, Inc.*	38	356
Cheniere Energy, Inc.*	38	354
Crosstex Energy, Inc.	35	348
Resolute Energy Corp.*	19	345
Approach Resources, Inc.*	10	336
Willbros Group, Inc.*	30	328
TransAtlantic Petroleum Ltd.*	105	326
Georesources, Inc.*	10	313
BPZ Resources, Inc.*	58	308
USEC, Inc.*	67	295
Harvest Natural Resources, Inc.*	19	290
Matrix Service Co.*	20	278
Venoco, Inc.*	15	256
Warren Resources, Inc.*	50	254
FX Energy, Inc.*	30	251
Magnum Hunter Resources Corp.*	28	240
Abraxas Petroleum Corp.*	40	234
Rex Energy Corp.*	20	233
Vaalco Energy, Inc.*	30	233
PHI, Inc.*	10	221
Teekay Tankers Ltd. - Class A	20	209
Vantage Drilling Co.*	99	178
Rentech, Inc.*	136	170
Endeavour International Corp.*	13	165
Uranium Energy Corp.*	41	164
Callon Petroleum Co.*	20	155
Houston American Energy Corp.	10	154
Gastar Exploration Ltd.*	28	136
Delek US Holdings, Inc.	10	136
DHT Holdings, Inc.	27	130
Natural Gas Services Group, Inc.*	7	124
Union Drilling, Inc.*	12	123
Green Plains Renewable Energy, Inc.*	10	120
Syntroleum Corp.*	52	118
Delta Petroleum Corp.*	122	111
GMX Resources, Inc.*	17	105
Scorpio Tankers, Inc.*	10	103
General Maritime Corp.	47	96
RAM Energy Resources, Inc.*	39	81
Evolution Petroleum Corp.*	10	78
L&L Energy, Inc.*	10	69
Miller Petroleum, Inc.*	10	50
CAMAC Energy, Inc.*	27	40

Total Energy		53,923

Materials - 1.0%
Rock-Tenn Co. - Class A	29	2,011
Coeur d’Alene Mines Corp.*	57	1,982
Solutia, Inc.*	77	1,956
WR Grace & Co.*	48	1,838
Allied Nevada Gold Corp.*	51	1,809
Hecla Mining Co.*	166	1,507
Silgan Holdings, Inc.	36	1,373
Rockwood Holdings, Inc.*	27	1,329
NewMarket Corp.	8	1,266
Olin Corp.	49	1,123
Thompson Creek Metals Company, Inc.*	86	1,078
Sensient Technologies Corp.	27	968
Buckeye Technologies, Inc.	35	953
Ferro Corp.*	57	946

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Materials - 1.0% (continued)
Globe Specialty Metals, Inc.	40	$910
AMCOL International Corp.	25	900
Louisiana-Pacific Corp.*	80	840
Worthington Industries, Inc.	40	837
PolyOne Corp.	58	824
Stillwater Mining Co.*	34	780
Georgia Gulf Corp.*	20	740
OM Group, Inc.*	20	731
Minerals Technologies, Inc.	10	685
Balchem Corp.	18	675
Century Aluminum Co.*	36	673
Deltic Timber Corp.	10	668
Clearwater Paper Corp.*	8	651
HB Fuller Co.	30	644
Calgon Carbon Corp.*	40	635
RTI International Metals, Inc.*	20	623
Innophos Holdings, Inc.	13	599
Westlake Chemical Corp.	10	562
Koppers Holdings, Inc.	13	555
US Gold Corp.*	61	539
Golden Star Resources Ltd.*	173	514
Stepan Co.	7	508
Schweitzer-Mauduit International, Inc.	10	506
Kaiser Aluminum Corp.	10	493
Horsehead Holding Corp.*	28	477
Boise, Inc.	51	467
A. Schulman, Inc.	18	445
KapStone Paper and Packaging Corp.*	25	429
Arch Chemicals, Inc.	10	416
Hawkins, Inc.	10	411
Texas Industries, Inc.	9	407
Haynes International, Inc.	7	388
STR Holdings, Inc.*	20	384
Graphic Packaging Holding Co.*	70	379
PH Glatfelter Co.	26	346
Neenah Paper, Inc.	15	330
Quaker Chemical Corp.	8	321
LSB Industries, Inc.*	8	317
Kraton Performance Polymers, Inc.*	8	306
TPC Group, Inc.*	10	289
Olympic Steel, Inc.	8	263
Jaguar Mining, Inc.*	47	245
Materion Corp.*	6	245
Capital Gold Corp.*	38	244
Omnova Solutions, Inc.*	30	236
Zoltek Companies, Inc.*	16	215
Headwaters, Inc.*	36	212
General Moly, Inc.*	38	204
United States Lime & Minerals, Inc.*	5	203
Wausau Paper Corp.	26	199
Myers Industries, Inc.	20	199
AM Castle & Co.*	10	189
Senomyx, Inc.*	29	175
Graham Packaging Company, Inc.*	10	174
Metals USA Holdings Corp.*	10	164
Noranda Aluminum Holding Corp.*	10	161
Spartech Corp.*	20	145
US Energy Corp.*	20	125
Zep, Inc.	6	104
Landec Corp.*	16	104
American Vanguard Corp.	10	87
Verso Paper Corp.*	10	54

Total Materials		46,290

Utilities - 0.6%
Nicor, Inc.	29	1,557
Piedmont Natural Gas Company, Inc.	50	1,517
WGL Holdings, Inc.	34	1,326
Cleco Corp.	38	1,303
New Jersey Resources Corp.	30	1,289
Southwest Gas Corp.	30	1,169
Portland General Electric Co.	49	1,165
IDACORP, Inc.	28	1,067
South Jersey Industries, Inc.	17	951
Avista Corp.	40	925
Northwest Natural Gas Co.	20	923
UIL Holdings Corp.	30	916
Unisource Energy Corp.	25	903
Black Hills Corp.	27	903
PNM Resources, Inc.	58	865
El Paso Electric Co.*	27	821
MGE Energy, Inc.	20	810
Allete, Inc.	19	740
NorthWestern Corp.	20	606
Empire District Electric Co.	27	588
Otter Tail Corp.	25	568
Chesapeake Utilities Corp.	10	416
CH Energy Group, Inc.	8	404
Dynegy, Inc. - Class A*	67	381
Laclede Group, Inc.	9	343
California Water Service Group	9	335
Connecticut Water Service, Inc.	10	263
Unitil Corp.	10	236
Central Vermont Public Service Corp.	10	233
SJW Corp.	10	232
American States Water Co.	6	215
Middlesex Water Co.	10	182
York Water Co.	10	174
Consolidated Water Company Ltd.	14	153
Cadiz, Inc.*	10	122
American DG Energy, Inc.*	10	22

Total Utilities		24,623

Consumer Staples - 0.5%
United Natural Foods, Inc.*	29	1,300
TreeHouse Foods, Inc.*	20	1,137
Ruddick Corp.	29	1,119
Hain Celestial Group, Inc.*	30	968
Universal Corp.	20	871
Nu Skin Enterprises, Inc. - Class A	30	863
Boston Beer Company, Inc. - Class A*	9	834

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Consumer Staples - 0.5% (continued)
Fresh Del Monte Produce, Inc.	30	$783
Casey’s General Stores, Inc.	20	780
Darling International, Inc.*	48	738
Sanderson Farms, Inc.	15	689
Lancaster Colony Corp.	10	606
Elizabeth Arden, Inc.*	19	570
Diamond Foods, Inc.	10	558
Weis Markets, Inc.	13	526
Tootsie Roll Industries, Inc.	19	526
B&G Foods, Inc. - Class A	28	526
Andersons, Inc.	10	487
J&J Snack Foods Corp.	10	471
Vector Group Ltd.	26	450
Chiquita Brands International, Inc.*	29	445
Rite Aid Corp.*	408	432
WD-40 Co.	10	423
Nash Finch Co.	10	379
Heckmann Corp.*	57	373
Central Garden and Pet Co. - Class A*	40	368
Pricesmart, Inc.	10	366
Prestige Brands Holdings, Inc.*	30	345
Snyders-Lance, Inc.	16	318
Winn-Dixie Stores, Inc.*	40	286
Star Scientific, Inc.*	62	281
Spectrum Brands Holdings, Inc.*	9	250
Dole Food Company, Inc.*	18	245
Seneca Foods Corp. - Class A*	8	239
Alliance One International, Inc.*	59	237
Limoneira Co.	10	237
Pilgrim’s Pride Corp.*	30	231
Calavo Growers, Inc.	9	197
Inter Parfums, Inc.	10	185
National Beverage Corp.	13	179
Cal-Maine Foods, Inc.	6	177
Smart Balance, Inc.*	38	174
Griffin Land & Nurseries, Inc.	5	161
Revlon, Inc. - Class A*	10	159
Ingles Markets, Inc. - Class A	8	159
Medifast, Inc.*	8	158
Nutraceutical International Corp.*	10	150
Pantry, Inc.*	10	148
Imperial Sugar Co.	10	133
Spartan Stores, Inc.	9	133
John B. Sanfilippo & Son, Inc.*	10	117
Synutra International, Inc.*	8	92
MGP Ingredients, Inc.	10	87
Schiff Nutrition International, Inc.	7	64
Harbinger Group, Inc.*	10	52
Female Health Co.	8	40

Total Consumer Staples		22,822

Telecommunication Services - 0.1%
AboveNet, Inc.	10	649
Hughes Communications, Inc.*	10	597
Cogent Communications Group, Inc.*	26	371
Shenandoah Telecommunications Co.	20	361
Cincinnati Bell, Inc.*	127	340
Consolidated Communications Holdings, Inc.	18	337
Vonage Holdings Corp.*	68	310
General Communication, Inc. - Class A*	28	306
Alaska Communications Systems Group, Inc.	28	298
Premiere Global Services, Inc.*	39	297
NTELOS Holdings Corp.	16	295
Global Crossing Ltd.*	20	278
IDT Corp. - Class B	10	270
PAETEC Holding Corp.*	78	261
Neutral Tandem, Inc.*	17	251
Atlantic Tele-Network, Inc.	6	223
Cbeyond, Inc.*	17	198
Iridium Communications, Inc.*	20	160
ICO Global Communications Holdings Ltd.*	58	155
USA Mobility, Inc.	10	145
Globalstar, Inc.*	48	61
FiberTower Corp.*	30	60

Total Telecommunication Services		6,223

Total Common Stocks
(Cost $375,580)		797,708

RIGHTS†† - 0%
Empire Resorts, Inc.
Expires 07/25/11	20	-

(Cost $ —)		-

CLOSED-END FUND† - 0.0%
Kayne Anderson Energy Development Co.	11	215

(Cost $73)

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 6.7%
Federal Farm Credit Bank[2]
0.02% due 04/12/11	$300,000	$299,999

Total Federal Agency Discount Notes (Cost $300,000)		299,999

REPURCHASE AGREEMENTS††,3 - 59.1%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[4]	1,301,938	1,301,938
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	363,109	363,109
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	327,106	327,106
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	327,106	327,106
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	327,106	327,106

Total Repurchase Agreements (Cost $2,646,365)		2,646,365

Total Investments - 83.6% (Cost $3,322,018)		$3,744,287
Cash & Other Assets, Less Liabilities - 16.4%		734,634

Total Net Assets - 100.0%		$4,478,921

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
June 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $672,960)	8	$23,022

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2011 Russell 2000 Index Swap, Terminating 04/27/11[5] (Notional Value $5,416,497)	6,421	$134,600
Morgan Stanley Capital Services, Inc. April 2011 Russell 2000 Index Swap, Terminating 04/26/11[5] (Notional Value $522,395)	619	12,420
Credit Suisse Capital, LLC April 2011 Russell 2000 Index Swap, Terminating 04/28/11[5] (Notional Value $1,545,416)	1,832	9,402
(Total Notional Value $7,484,308)		$156,422

*	Non-income producing security

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

†††	Value determined based on Level 3 inputs — See Note 3.

1	Illiquid security.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 2.

4	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

5	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
COMMON STOCKS† - 9.4%
Financials - 1.9%
American Capital Ltd.*	562	$5,564
Highwoods Properties, Inc.	124	4,341
Stifel Financial Corp.*	60	4,307
BioMed Realty Trust, Inc.	217	4,127
CBL & Associates Properties, Inc.	230	4,007
Signature Bank *	70	3,948
Entertainment Properties Trust	84	3,933
Apollo Investment Corp.	321	3,871
SVB Financial Group*	66	3,757
MFA Financial, Inc.	458	3,756
Kilroy Realty Corp.	95	3,689
Tanger Factory Outlet Centers	140	3,674
Home Properties, Inc.	62	3,655
Prosperity Bancshares, Inc.	84	3,593
National Retail Properties, Inc.	136	3,554
American Campus Communities, Inc.	107	3,531
Alterra Capital Holdings Ltd.	158	3,530
Omega Healthcare Investors, Inc.	152	3,396
LaSalle Hotel Properties	121	3,267
Washington Real Estate Investment Trust	105	3,264
Post Properties, Inc.	81	3,179
ProAssurance Corp.*	50	3,169
FirstMerit Corp.	182	3,105
Mid-America Apartment Communities, Inc.	46	2,953
MGIC Investment Corp.*	331	2,943
Extra Space Storage, Inc.	137	2,837
CNO Financial Group, Inc.*	377	2,831
Platinum Underwriters Holdings Ltd.	74	2,819
First American Financial Corp.	170	2,805
DiamondRock Hospitality Co.	248	2,770
Potlatch Corp.	67	2,693
Portfolio Recovery Associates, Inc.*	30	2,554
Trustmark Corp.	109	2,553
NewAlliance Bancshares, Inc.	172	2,552
Colonial Properties Trust	132	2,541
Webster Financial Corp.	113	2,422
Equity Lifestyle Properties, Inc.	42	2,421
Westamerica Bancorporation	47	2,414
Ezcorp, Inc. — Class A*	76	2,386
Hatteras Financial Corp.	84	2,362
Iberiabank Corp.	39	2,345
Delphi Financial Group, Inc. — Class A	76	2,334
Cash America International, Inc.	50	2,302
American Capital Agency Corp.	78	2,273
Northwest Bancshares, Inc.	180	2,257
Healthcare Realty Trust, Inc.	99	2,247
Whitney Holding Corp.	163	2,220
Cathay General Bancorp	129	2,199
Umpqua Holdings Corp.	192	2,196
Medical Properties Trust, Inc.	184	2,129
Montpelier Re Holdings Ltd.	120	2,120
Knight Capital Group, Inc. — Class A*	157	2,104
FNB Corp.	194	2,045
Redwood Trust, Inc.	130	2,021
National Health Investors, Inc.	42	2,013
Astoria Financial Corp.	139	1,997
Susquehanna Bancshares, Inc.	213	1,992
Sovran Self Storage, Inc.	50	1,978
DCT Industrial Trust, Inc.	356	1,976
PHH Corp.*	90	1,959
World Acceptance Corp.*	30	1,956
UMB Financial Corp.	52	1,942
First Cash Financial Services, Inc.*	49	1,891
MB Financial, Inc.	90	1,886
Wintrust Financial Corp.	51	1,874
Starwood Property Trust, Inc.	82	1,829
EastGroup Properties, Inc.	41	1,803
PS Business Parks, Inc.	31	1,796
Glacier Bancorp, Inc.	119	1,791
International Bancshares Corp.	94	1,724
First Financial Bancorp	103	1,719
DuPont Fabros Technology, Inc.	70	1,698
Argo Group International Holdings Ltd.	51	1,685
Tower Group, Inc.	70	1,682
Sunstone Hotel Investors, Inc.*	163	1,661
Prospect Capital Corp.	134	1,636
U-Store-It Trust	154	1,620
RLI Corp.	28	1,614
Hancock Holding Co.	49	1,609
National Penn Bancshares, Inc.	207	1,602
Old National Bancorp	146	1,565
Texas Capital Bancshares, Inc.*	60	1,559
Invesco Mortgage Capital, Inc.	71	1,551
United Bankshares, Inc.	58	1,538
Franklin Street Properties Corp.	109	1,534
Capstead Mortgage Corp.	120	1,534
KBW, Inc.	58	1,519
Radian Group, Inc.	223	1,519
Lexington Realty Trust	162	1,515
Strategic Hotels & Resorts, Inc.*	234	1,509
Employers Holdings, Inc.	73	1,508
First Financial Bankshares, Inc.	29	1,490
Selective Insurance Group, Inc.	86	1,488
Provident Financial Services, Inc.	100	1,480
Anworth Mortgage Asset Corp.	206	1,461
Government Properties Income Trust	54	1,450
CVB Financial Corp.	154	1,434
First Midwest Bancorp, Inc.	121	1,427
MF Global Holdings Ltd.*	172	1,424
iStar Financial, Inc.*	154	1,414
Greenlight Capital Re Ltd. — Class A*	50	1,411
American Equity Investment Life Holding Co.	103	1,351
NBT Bancorp, Inc.	59	1,345
Park National Corp.	20	1,336
PrivateBancorp, Inc. — Class A	87	1,330
Acadia Realty Trust	70	1,324
Ocwen Financial Corp.*	119	1,311
Sterling Bancshares, Inc.	152	1,309
Dollar Financial Corp.*	63	1,307
Glimcher Realty Trust	140	1,295
Hersha Hospitality Trust — Class A	217	1,289

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
Pebblebrook Hotel Trust	58	1,285
optionsXpress Holdings, Inc.	70	1,282
Cousins Properties, Inc.	153	1,278
Investment Technology Group, Inc.*	69	1,255
First Industrial Realty Trust, Inc.*	105	1,248
Sun Communities, Inc.	35	1,248
Pennsylvania Real Estate Investment Trust	87	1,241
BlackRock Kelso Capital Corp.	121	1,226
MarketAxess Holdings, Inc.	50	1,210
Pico Holdings, Inc.*	40	1,202
Fifth Street Finance Corp.	90	1,202
Piper Jaffray Companies, Inc.*	29	1,201
First Commonwealth Financial Corp.	175	1,199
LTC Properties, Inc.	42	1,190
Infinity Property & Casualty Corp.	20	1,190
Investors Real Estate Trust	125	1,188
Equity One, Inc.	63	1,183
Investors Bancorp, Inc.*	79	1,176
Associated Estates Realty Corp.	74	1,175
Inland Real Estate Corp.	123	1,173
Columbia Banking System, Inc.	61	1,169
PacWest Bancorp	53	1,153
Community Bank System, Inc.	47	1,141
Forestar Group, Inc.*	59	1,122
Oritani Financial Corp.	88	1,116
Safety Insurance Group, Inc.	24	1,107
Bank of the Ozarks, Inc.	25	1,093
Brookline Bancorp, Inc.	103	1,085
National Financial Partners Corp.*	73	1,077
Horace Mann Educators Corp.	63	1,058
Cohen & Steers, Inc.	35	1,039
Navigators Group, Inc.*	20	1,030
City Holding Co.	29	1,025
Primerica, Inc.	40	1,020
First Potomac Realty Trust	64	1,008
FelCor Lodging Trust, Inc.*	163	999
Oriental Financial Group, Inc.	78	979
Home Bancshares, Inc.	43	978
Meadowbrook Insurance Group, Inc.	92	952
Universal Health Realty Income Trust	23	932
Western Alliance Bancorporation*	112	921
Evercore Partners, Inc. — Class A	26	892
S&T Bancorp, Inc.	41	884
Banco Latinoamericano de Comercio Exterior S.A. — Class E	50	873
Boston Private Financial Holdings, Inc.	123	870
Internet Capital Group, Inc.*	61	866
MCG Capital Corp.	131	852
Nelnet, Inc. — Class A	39	851
WesBanco, Inc.	40	828
Simmons First National Corp. — Class A	30	813
Cypress Sharpridge Investments, Inc.	64	812
Independent Bank Corp.	30	810
United Fire & Casualty Co.	40	808
BGC Partners, Inc. — Class A	87	808
Artio Global Investors, Inc. — Class A	50	808
Ramco-Gershenson Properties Trust	64	802
Flagstone Reinsurance Holdings S.A.	89	802
Compass Diversified Holdings	54	796
Pinnacle Financial Partners, Inc.*	48	794
Lakeland Financial Corp.	35	794
Sabra Healthcare REIT, Inc.	45	792
Retail Opportunity Investments Corp.	72	788
Urstadt Biddle Properties, Inc. — Class A	41	780
Trustco Bank Corp.	131	777
PennantPark Investment Corp.	64	763
Amtrust Financial Services, Inc.	40	763
CNA Surety Corp.*	30	758
Chemical Financial Corp.	38	757
Sandy Spring Bancorp, Inc.	41	757
Getty Realty Corp.	33	755
Ashford Hospitality Trust, Inc.	68	749
Southside Bancshares, Inc.	35	749
Hilltop Holdings, Inc.*	74	743
Parkway Properties, Inc.	43	731
Education Realty Trust, Inc.	90	723
Credit Acceptance Corp.*	10	710
FBL Financial Group, Inc. — Class A	23	707
WSFS Financial Corp.	15	707
Flushing Financial Corp.	47	700
FPIC Insurance Group, Inc.*	18	682
Duff & Phelps Corp. — Class A	42	671
Saul Centers, Inc.	15	668
SCBT Financial Corp.	20	666
First Financial Corp.	20	665
AMERISAFE, Inc.*	30	663
Harleysville Group, Inc.	20	663
Renasant Corp.	39	662
PMI Group, Inc.*	241	651
Danvers Bancorp, Inc.	30	643
Bancfirst Corp.	15	640
Hercules Technology Growth Capital, Inc.	58	638
Oppenheimer Holdings, Inc. — Class A	19	637
Walter Investment Management Corp.	39	629
TowneBank	40	626
NorthStar Realty Finance Corp.	117	626
Newcastle Investment Corp.*	103	622
International. FCStone, Inc.*	24	610
Cardinal Financial Corp.	52	606
1st Source Corp.	30	601
Enstar Group Ltd.*	6	599
Maiden Holdings Ltd.	80	599
Tejon Ranch Co.*	16	588
Penns Woods Bancorp, Inc.	15	584
StellarOne Corp.	41	582
Tompkins Financial Corp.	14	582
Citizens Republic Bancorp, Inc.*	651	579
Provident New York Bancorp	56	578
Nara Bancorp, Inc.*	60	577
Encore Capital Group, Inc.*	24	569

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
GFI Group, Inc.	112	562
Cedar Shopping Centers, Inc.	93	561
PennyMac Mortgage Investment Trust	30	552
Financial Engines, Inc.*	20	551
NewStar Financial, Inc.*	50	546
eHealth, Inc.*	40	532
Univest Corporation of Pennsylvania	30	532
Dime Community Bancshares, Inc.	36	531
Safeguard Scientifics, Inc.*	26	529
Beneficial Mutual Bancorp, Inc.*	61	526
Apollo Commercial Real Estate Finance, Inc.	32	523
West Coast Bancorp*	150	521
Phoenix Companies, Inc.*	189	514
MVC Capital, Inc.	37	508
Calamos Asset Management, Inc. — Class A	30	498
CapLease, Inc.	90	493
Advance America Cash Advance Centers, Inc.	93	493
Consolidated-Tomoka Land Co.	15	486
Global Indemnity plc — Class A*	22	484
Resource Capital Corp.	73	481
Kansas City Life Insurance Co.	15	480
Kite Realty Group Trust	89	473
Virtus Investment Partners, Inc.*	8	471
Westfield Financial, Inc.	52	471
Arrow Financial Corp.	19	470
TICC Capital Corp.	43	467
Winthrop Realty Trust	38	466
Washington Banking Co.	33	465
TradeStation Group, Inc.*	66	463
First Busey Corp.	91	462
Hudson Valley Holding Corp.	21	462
Suffolk Bancorp	22	462
Capital Southwest Corp.	5	458
Center Financial Corp.*	62	455
Southwest Bancorp, Inc.	32	454
Triangle Capital Corp.	25	452
HFF, Inc. — Class A*	30	451
Community Trust Bancorp, Inc.	16	443
Two Harbors Investment Corp.	42	440
Chesapeake Lodging Trust	25	435
Alliance Financial Corp.	13	434
Citizens, Inc.*	59	431
United Financial Bancorp, Inc.	26	429
Great Southern Bancorp, Inc.	20	429
First Community Bancshares, Inc.	30	425
SeaBright Holdings, Inc.	41	420
NGP Capital Resources Co.	43	415
Cogdell Spencer, Inc.	69	410
Main Street Capital Corp.	22	406
RAIT Financial Trust	164	403
SY Bancorp, Inc.	16	403
Sterling Bancorp — Class N	40	400
Northfield Bancorp, Inc.	29	400
Territorial Bancorp, Inc.	20	398
Arlington Asset Investment Corp. — Class A	13	396
Colony Financial, Inc.	21	395
Bryn Mawr Bank Corp.	19	391
Financial Institutions, Inc.	22	385
United Community Banks, Inc.*	162	384
Farmer Mac — Class C	20	382
Washington Trust Bancorp, Inc.	16	380
Epoch Holding Corp.	24	379
German American Bancorp, Inc.	22	378
Camden National Corp.	11	377
Bank of Marin Bancorp	10	373
Ameris Bancorp	36	366
Eagle Bancorp, Inc.*	26	365
CoBiz Financial, Inc.	52	361
First of Long Island Corp.	13	361
Union First Market Bankshares Corp.	32	360
Bancorp, Inc.*	39	360
Trico Bancshares	22	359
Abington Bancorp, Inc.	29	355
Berkshire Hills Bancorp, Inc.	17	354
Home Federal Bancorp, Inc.	30	353
Monmouth Real Estate Investment Corp. — Class A	43	353
Republic Bancorp, Inc. — Class A	18	351
National Bankshares, Inc.	12	347
State Auto Financial Corp.	19	346
American Safety Insurance Holdings Ltd.*	16	343
First Financial Holdings, Inc.	30	339
Agree Realty Corp.	15	337
Citizens & Northern Corp.	20	336
Bridge Bancorp, Inc.	15	336
Gladstone Capital Corp.	29	328
FBR Capital Markets Corp.*	91	326
Westwood Holdings Group, Inc.	8	322
Dynex Capital, Inc.	32	322
OceanFirst Financial Corp.	23	321
SWS Group, Inc.	52	316
Gladstone Investment Corp.	40	310
Kennedy-Wilson Holdings, Inc.*	28	304
Lakeland Bancorp, Inc.	29	301
First Merchants Corp.	36	298
MPG Office Trust, Inc.*	80	297
Metro Bancorp, Inc.*	24	296
Enterprise Financial Services Corp.	21	295
Donegal Group, Inc. — Class A	22	294
Harris & Harris Group, Inc.*	54	291
Pacific Continental Corp.	28	285
BankFinancial Corp.	31	285
Bank Mutual Corp.	67	283
Excel Trust, Inc.	24	283
1st United Bancorp, Inc.*	40	281
MainSource Financial Group, Inc.	28	280
Orrstown Financial Services, Inc.	10	280
GAMCO Investors, Inc. — Class A	6	278
CNB Financial Corp.	19	276
CreXus Investment Corp.	24	274
Stewart Information Services Corp.	26	272
Heartland Financial USA, Inc.	16	272
State Bancorp, Inc.	26	270
OmniAmerican Bancorp, Inc.*	17	269
Heritage Financial Corp.*	19	269
First Bancorp	20	265
ESSA Bancorp, Inc.	20	264
Terreno Realty Corp.	15	258

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
Presidential Life Corp.	27	257
Gladstone Commercial Corp.	14	255
Virginia Commerce Bancorp, Inc.*	44	253
Centerstate Banks, Inc.	36	252
Cowen Group, Inc. — Class A*	62	249
EMC Insurance Group, Inc.	10	248
ViewPoint Financial Group	19	247
Sierra Bancorp	22	246
Kearny Financial Corp.	24	241
Peoples Bancorp, Inc.	20	240
LaBranche & Company, Inc.*	60	236
Baldwin & Lyons, Inc. — Class B	10	234
UMH Properties, Inc.	23	229
Capital City Bank Group, Inc.	18	228
Chatham Lodging Trust	14	228
Clifton Savings Bancorp, Inc.	19	226
American National Bankshares, Inc.	10	225
Gleacher & Company, Inc.*	129	224
Sanders Morris Harris Group, Inc.	28	224
Tower Bancorp, Inc.	10	223
Golub Capital BDC, Inc.	14	221
First Interstate Bancsystem, Inc. — Class A	16	218
Solar Capital Ltd.	9	215
Hanmi Financial Corp.*	173	215
Home Bancorp, Inc.*	14	214
NASB Financial, Inc.	13	210
Mission West Properties, Inc.	32	210
Taylor Capital Group, Inc.*	20	210
West Bancorporation, Inc.	26	207
First Marblehead Corp.*	90	198
Thomas Properties Group, Inc.*	59	198
National Interstate Corp.	9	188
Century Bancorp, Inc. — Class A	7	187
Crawford & Co. — Class B	39	186
Merchants Bancshares, Inc.	7	185
Bancorp Rhode Island, Inc.	6	185
First Bancorp, Inc.	12	183
Avatar Holdings, Inc.*	9	178
Penson Worldwide, Inc.*	26	174
Marlin Business Services Corp.*	14	173
Asta Funding, Inc.	20	171
Ladenburg Thalmann Financial Services, Inc.*	147	169
Medallion Financial Corp.	19	167
Peapack Gladstone Financial Corp.	12	159
Rockville Financial, Inc.*	15	156
Primus Guaranty Ltd.*	30	152
Hallmark Financial Services*	18	151
One Liberty Properties, Inc.	10	151
Universal Insurance Holdings, Inc.	27	146
Midsouth Bancorp, Inc.	10	145
Wilshire Bancorp, Inc.	29	142
Meridian Interstate Bancorp, Inc.*	10	141
JMP Group, Inc.	16	138
THL Credit, Inc.	10	137
CompuCredit Holdings Corp.*	20	131
Fox Chase Bancorp, Inc.	9	125
Encore Bancshares, Inc.*	10	121
Flagstar Bancorp, Inc.*	80	120
Ames National Corp.	6	115
Asset Acceptance Capital Corp.*	21	113
Roma Financial Corp.	10	111
Life Partners Holdings, Inc.	12	96
BofI Holding, Inc.*	6	93
MidWestOne Financial Group, Inc.	6	89
ESB Financial Corp.	6	89
Diamond Hill Investment Group, Inc.	1	80
Pzena Investment Management, Inc. — Class A	11	78
First BanCorp*	15	75
Rodman & Renshaw Capital Group, Inc.*	34	70
Heritage Financial Group, Inc.	5	64
Porter Bancorp, Inc.	8	63
Green Bankshares, Inc.*	20	56
First South Bancorp, Inc.	10	50
Waterstone Financial, Inc.*	14	43
Doral Financial Corp.*	28	31

Total Financials		406,910

Information Technology - 1.8%
Riverbed Technology, Inc.*	214	8,057
VeriFone Systems, Inc.*	139	7,638
TIBCO Software, Inc.*	272	7,412
Rackspace Hosting, Inc.*	163	6,985
Acme Packet, Inc.*	75	5,322
Ariba, Inc.*	146	4,984
Jack Henry & Associates, Inc.	141	4,778
Aruba Networks, Inc.*	132	4,467
Parametric Technology Corp.*	189	4,251
ADTRAN, Inc.	96	4,076
Netlogic Microsystems, Inc.*	96	4,034
SuccessFactors, Inc.*	103	4,026
Concur Technologies, Inc.*	70	3,882
Anixter International, Inc.	53	3,704
Veeco Instruments, Inc.*	70	3,559
TriQuint Semiconductor, Inc.*	260	3,357
InterDigital, Inc.	70	3,340
Cavium Networks, Inc.*	74	3,325
Progress Software Corp.*	112	3,258
Hittite Microwave Corp.*	51	3,252
Omnivision Technologies, Inc.*	91	3,233
OpenTable, Inc.*	30	3,191
GSI Commerce, Inc.*	109	3,190
Fortinet, Inc.*	70	3,080
CACI International, Inc. — Class A*	50	3,066
Wright Express Corp.*	58	3,007
Finisar Corp.*	120	2,952
Microsemi Corp.*	140	2,899
MAXIMUS, Inc.	35	2,841
CommVault Systems, Inc.*	71	2,831
Cymer, Inc.*	50	2,829
RF Micro Devices, Inc.*	441	2,827
Plantronics, Inc.	76	2,783
Lawson Software, Inc.*	228	2,759
Universal Display Corp.*	50	2,752
Arris Group, Inc.*	209	2,663
Mentor Graphics Corp.*	180	2,633
Quest Software, Inc.*	101	2,564
MKS Instruments, Inc.	76	2,531
Semtech Corp.*	100	2,502
Digital River, Inc.*	66	2,470
Ultimate Software Group, Inc.*	42	2,467
TTM Technologies, Inc.*	135	2,452

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
Coherent, Inc.*	42	2,441
Taleo Corp. — Class A*	67	2,389
Blackboard, Inc.*	65	2,356
Cabot Microelectronics Corp.*	45	2,351
Plexus Corp.*	67	2,349
Littelfuse, Inc.	40	2,284
Cirrus Logic, Inc.*	108	2,271
Fair Isaac Corp.	70	2,213
JDA Software Group, Inc.*	73	2,209
IPG Photonics Corp.*	38	2,192
Unisys Corp.*	70	2,185
Rofin-Sinar Technologies, Inc.*	54	2,133
Diodes, Inc.*	62	2,112
Netgear, Inc.*	65	2,109
SAVVIS, Inc.*	56	2,077
j2 Global Communications, Inc.*	70	2,066
Cognex Corp.	72	2,034
ACI Worldwide, Inc.*	62	2,034
FEI Co.*	60	2,023
Integrated Device Technology, Inc.*	273	2,012
Viasat, Inc.*	50	1,992
SRA International, Inc. — Class A*	70	1,985
Entegris, Inc.*	226	1,982
Sapient Corp.*	173	1,981
ValueClick, Inc.*	132	1,909
Benchmark Electronics, Inc.*	100	1,897
Blue Coat Systems, Inc.*	67	1,887
Blackbaud, Inc.	69	1,880
Take-Two Interactive Software, Inc.*	120	1,844
Terremark Worldwide, Inc.*	97	1,843
Advent Software, Inc.*	64	1,835
Constant Contact, Inc.*	51	1,780
DealerTrack Holdings, Inc.*	75	1,722
Loral Space & Communications, Inc.*	22	1,706
Synaptics, Inc.*	62	1,675
Mantech International Corp. — Class A*	39	1,654
Stratasys, Inc.*	35	1,645
TiVo, Inc.*	187	1,638
Checkpoint Systems, Inc.*	72	1,619
Power Integrations, Inc.	42	1,610
Websense, Inc.*	70	1,608
DTS, Inc.*	34	1,585
L-1 Identity Solutions, Inc. — Class 1*	133	1,567
Euronet Worldwide, Inc.*	81	1,566
Brooks Automation, Inc.*	114	1,565
Scansource, Inc.*	41	1,558
Acxiom Corp.*	107	1,535
Aspen Technology, Inc.*	102	1,529
Sanmina-SCI Corp.*	133	1,491
Harmonic, Inc.*	157	1,473
Sourcefire, Inc.*	53	1,458
Tessera Technologies, Inc.*	79	1,443
SolarWinds, Inc.*	60	1,408
Earthlink, Inc.	178	1,394
Emulex Corp.*	130	1,387
MTS Systems Corp.	30	1,367
Insight Enterprises, Inc.*	80	1,362
FARO Technologies, Inc.*	34	1,360
Comtech Telecommunications Corp.	50	1,359
Brightpoint, Inc.*	125	1,355
DG FastChannel, Inc.*	42	1,353
RightNow Technologies, Inc.*	43	1,346
MicroStrategy, Inc. — Class A*	10	1,345
STEC, Inc.*	66	1,326
Netscout Systems, Inc.*	48	1,311
SYNNEX Corp.*	40	1,309
Rogers Corp.*	29	1,307
Sonus Networks, Inc.*	343	1,290
Manhattan Associates, Inc.*	39	1,276
OSI Systems, Inc.*	34	1,276
comScore, Inc.*	41	1,210
Bottomline Technologies, Inc.*	48	1,207
Ultratech, Inc.*	41	1,205
CSG Systems International, Inc.*	60	1,196
Applied Micro Circuits Corp.*	115	1,194
Infinera Corp.*	142	1,191
Tyler Technologies, Inc.*	50	1,185
Pegasystems, Inc.	31	1,176
Avid Technology, Inc.*	52	1,160
Silicon Image, Inc.*	129	1,157
VirnetX Holding Corp.	57	1,135
Amkor Technology, Inc.*	167	1,126
Heartland Payment Systems, Inc.	64	1,122
Lattice Semiconductor Corp.*	190	1,121
Micrel, Inc.	83	1,119
NIC, Inc.	89	1,109
Kulicke & Soffa Industries, Inc.*	118	1,103
Volterra Semiconductor Corp.*	44	1,093
Silicon Graphics International Corp.*	51	1,091
Black Box Corp.	31	1,090
Newport Corp.*	61	1,088
Synchronoss Technologies, Inc.*	31	1,077
Power-One, Inc.*	122	1,067
Ancestry.com, Inc.*	30	1,064
Kenexa Corp.*	38	1,048
NetSuite, Inc.*	35	1,018
Powerwave Technologies, Inc.*	221	997
Standard Microsystems Corp.*	40	986
Electronics for Imaging, Inc.*	67	986
ATMI, Inc.*	52	982
Advanced Energy Industries, Inc.*	60	981
Oclaro, Inc.*	85	978
Entropic Communications, Inc.*	115	972
TeleTech Holdings, Inc.*	50	969
Travelzoo, Inc.*	14	932
Hypercom Corp.*	77	926
Radiant Systems, Inc.*	52	920
Cardtronics, Inc.*	45	916
Park Electrochemical Corp.	28	903
Ebix, Inc.*	38	899
Quantum Corp.*	349	879
Tekelec*	107	869
Electro Scientific Industries, Inc.*	50	868
Mercury Computer Systems, Inc.*	41	868
Rubicon Technology, Inc.*	31	858
United Online, Inc.	136	857
Zoran Corp.*	82	852
Epicor Software Corp.*	76	841
Syntel, Inc.	16	836

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
Formfactor, Inc.*	81	834
LivePerson, Inc.*	66	834
Intermec, Inc.*	77	831
MIPS Technologies, Inc. — Class A*	79	829
Ixia*	51	810
Vocus, Inc.*	30	776
Photronics, Inc.*	86	771
Maxwell Technologies, Inc.*	44	760
Measurement Specialties, Inc.*	22	749
LTX-Credence Corp.*	82	749
EPIQ Systems, Inc.	52	747
Accelrys, Inc.*	91	728
Methode Electronics, Inc.	60	725
LogMeIn, Inc.*	17	717
iGate Corp.	38	713
Ceva, Inc.*	26	695
Ciber, Inc.*	102	683
ExlService Holdings, Inc.*	32	677
Super Micro Computer, Inc.*	42	674
Magma Design Automation, Inc.*	98	668
SMART Modular Technologies WWH, Inc.*	86	668
Daktronics, Inc.	62	667
Opnet Technologies, Inc.	17	663
Knot, Inc.*	55	663
Sigma Designs, Inc.*	51	660
Monolithic Power Systems, Inc.*	46	653
Forrester Research, Inc.	17	651
Multi-Fineline Electronix, Inc.*	23	649
EMS Technologies, Inc.*	33	649
CTS Corp.	59	637
Sycamore Networks, Inc.	26	635
Cohu, Inc.	41	630
Move, Inc.*	263	629
Interactive Intelligence, Inc.*	16	619
Internap Network Services Corp.*	91	598
TNS, Inc.*	38	592
Rudolph Technologies, Inc.*	54	591
Limelight Networks, Inc.*	82	587
Oplink Communications, Inc.*	30	585
Xyratex Ltd.*	52	581
Monotype Imaging Holdings, Inc.*	40	580
Nanometrics, Inc.*	32	579
S1 Corp.*	86	574
IXYS Corp.*	42	564
NVE Corp.*	10	563
Infospace, Inc.*	64	554
ShoreTel, Inc.*	67	551
VASCO Data Security International, Inc.*	40	549
Extreme Networks*	152	532
Aviat Networks, Inc.*	100	517
Electro Rent Corp.	30	515
Imation Corp.*	46	512
THQ, Inc.*	112	511
RealNetworks, Inc.*	136	506
Zygo Corp.*	34	497
Kopin Corp.*	108	496
MoneyGram International, Inc.*	144	494
Globecomm Systems, Inc.*	40	493
Anadigics, Inc.*	110	493
Supertex, Inc.*	22	490
Echelon Corp.*	48	486
Perficient, Inc.*	40	480
Seachange International, Inc.*	50	475
Intevac, Inc.*	38	472
Spectrum Control, Inc.*	24	472
Saba Software, Inc.*	48	471
Virtusa Corp.*	25	468
Axcelis Technologies, Inc.*	176	466
PROS Holdings, Inc.*	32	466
Anaren, Inc.*	23	462
Smith Micro Software, Inc.*	49	459
Mindspeed Technologies, Inc.*	54	457
Dice Holdings, Inc.*	30	453
Keynote Systems, Inc.	24	445
Ultra Clean Holdings*	43	445
UTStarcom, Inc.*	187	439
LoopNet, Inc.*	30	425
Bel Fuse, Inc. — Class B	19	418
Pericom Semiconductor Corp.*	40	415
DemandTec, Inc.*	31	408
Symmetricom, Inc.*	66	405
Digi International, Inc.*	38	401
support.com, Inc.*	77	400
Pulse Electronics Corp.	66	399
Wave Systems Corp. — Class A*	127	398
Cray, Inc.*	61	393
Gerber Scientific, Inc.*	42	393
Cass Information Systems, Inc.	10	393
Integral Systems, Inc.*	32	389
QuinStreet, Inc.*	17	386
ModusLink Global Solutions, Inc.	70	382
Digimarc Corp.*	13	376
Immersion Corp.*	49	374
Integrated Silicon Solution, Inc.*	40	371
Actuate Corp.*	71	369
Exar Corp.*	60	361
Liquidity Services, Inc.*	20	357
Calix, Inc.*	17	345
Lionbridge Technologies, Inc.*	99	340
KIT Digital, Inc.*	28	337
AXT, Inc.*	47	337
SS&C Technologies Holdings, Inc.*	16	327
Radisys Corp.*	37	320
Zix Corp.*	87	320
Conexant Systems, Inc.*	132	314
Richardson Electronics Ltd.	23	303
KVH Industries, Inc.*	20	302
Echo Global Logistics, Inc.*	23	302
GSI Technology, Inc.*	33	300
Spansion, Inc. — Class A*	16	299
Openwave Systems, Inc.*	139	297
American Software, Inc. — Class A	40	295
DSP Group, Inc.*	38	293
Rosetta Stone, Inc.*	22	291
X-Rite, Inc.*	59	280
TeleCommunication Systems, Inc. — Class A*	68	280
Advanced Analogic Technologies, Inc.*	74	280
Viasystems Group, Inc.*	10	273
FSI International, Inc.*	62	272
Stamps.com, Inc.	20	267
PDF Solutions, Inc.*	40	266
Rimage Corp.	16	258

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
Novatel Wireless, Inc.*	46	251
Global Cash Access Holdings, Inc.*	76	249
MoSys, Inc.*	41	246
Deltek, Inc.*	31	236
PLX Technology, Inc.*	64	234
FalconStor Software, Inc.*	50	227
PC-Telephone, Inc.*	28	215
Computer Task Group, Inc.*	16	213
DDi Corp.	20	211
BigBand Networks, Inc.*	82	209
Marchex, Inc. — Class A	26	205
Mattson Technology, Inc.*	82	200
Renaissance Learning, Inc.	17	200
Comverge, Inc.*	42	196
Hackett Group, Inc.*	50	192
Network Equipment Technologies, Inc.*	50	188
ePlus, Inc.*	7	186
PC Connection, Inc.*	20	177
Tessco Technologies, Inc.	15	172
SRS Labs, Inc.*	20	171
Online Resources Corp.*	45	170
Opnext, Inc.*	69	168
Meru Networks, Inc.*	8	162
Guidance Software, Inc.*	19	159
SPS Commerce, Inc.*	10	155
Agilysys, Inc.*	27	155
NCI, Inc. — Class A*	6	146
TechTarget, Inc.*	16	143
Trident Microsystems, Inc.*	122	140
CDC Corp. — Class A*	54	138
Local.com Corp.*	34	132
Tier Technologies, Inc. — Class B*	24	132
Alpha & Omega Semiconductor Ltd.*	10	127
Network Engines, Inc.*	62	126
TeleNav, Inc.*	10	119
Presstek, Inc.*	53	110
Hutchinson Technology, Inc.*	37	104
QAD, Inc. — Class A*	9	97
Convio, Inc.*	8	93
MaxLinear, Inc. — Class A*	10	82
Ikanos Communications, Inc.*	50	57
Stream Global Services, Inc.*	10	30
QAD, Inc. — Class B*	2	21

Total Information Technology		399,307

Industrials - 1.5%
Nordson Corp.	63	7,249
Clean Harbors, Inc.*	45	4,440
GrafTech International Ltd.*	197	4,064
Alaska Air Group, Inc.*	64	4,059
Acuity Brands, Inc.	67	3,919
Esterline Technologies Corp.*	52	3,677
Genesee & Wyoming, Inc. — Class A*	63	3,667
CLARCOR, Inc.	80	3,594
Dollar Thrifty Automotive Group, Inc.*	53	3,537
Woodward, Inc.	99	3,421
EMCOR Group, Inc.*	110	3,407
United Rentals, Inc.*	102	3,395
Watsco, Inc.	47	3,276
EnerSys*	82	3,260
Actuant Corp. — Class A	111	3,219
Moog, Inc. — Class A*	68	3,122
Teledyne Technologies, Inc.*	60	3,103
Hexcel Corp.*	156	3,072
Avis Budget Group, Inc.*	169	3,027
Belden, Inc.	79	2,966
JetBlue Airways Corp.*	469	2,941
HEICO Corp.	47	2,938
AO Smith Corp.	65	2,882
Robbins & Myers, Inc.	60	2,759
Brady Corp. — Class A	77	2,748
Curtiss-Wright Corp.	78	2,741
Triumph Group, Inc.	30	2,653
Atlas Air Worldwide Holdings, Inc.*	38	2,649
Brink’s Co.	80	2,649
United Stationers, Inc.	37	2,629
Tetra Tech, Inc.*	105	2,592
Herman Miller, Inc.	94	2,584
Corporate Executive Board Co.	64	2,584
Chart Industries, Inc.*	46	2,532
Kaydon Corp.	64	2,508
Geo Group, Inc.*	97	2,487
Old Dominion Freight Line, Inc.*	70	2,456
Middleby Corp.*	26	2,424
US Airways Group, Inc.*	270	2,352
Applied Industrial Technologies, Inc.	70	2,328
Polypore International, Inc.*	40	2,303
HNI Corp.	71	2,241
Rollins, Inc.	109	2,213
Mueller Industries, Inc.	60	2,197
ABM Industries, Inc.	86	2,184
HUB Group, Inc. — Class A*	60	2,171
Acacia Research — Acacia Technologies*	62	2,122
Deluxe Corp.	79	2,097
II-VI, Inc.*	42	2,090
Healthcare Services Group, Inc.	115	2,022
Knight Transportation, Inc.	105	2,021
Werner Enterprises, Inc.	74	1,959
MasTec, Inc.*	93	1,934
Ceradyne, Inc.*	42	1,893
Franklin Electric Company, Inc.	40	1,848
Watts Water Technologies, Inc. — Class A	48	1,833
Simpson Manufacturing Company, Inc.	62	1,827
Korn*	82	1,826
Granite Construction, Inc.	64	1,798
Orbital Sciences Corp.*	92	1,741
Knoll, Inc.	83	1,740
Briggs & Stratton Corp.	76	1,721
Raven Industries, Inc.	28	1,720
CoStar Group, Inc.*	27	1,692
Insituform Technologies, Inc. — Class A*	63	1,685
American Superconductor Corp.*	67	1,666
GeoEye, Inc.*	40	1,663
Ladish Company, Inc.*	30	1,639
Beacon Roofing Supply, Inc.*	80	1,638
Titan International, Inc.	61	1,623
AirTran Holdings, Inc.*	217	1,617
Barnes Group, Inc.	77	1,608

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
AAR Corp.*	58	1,608
ESCO Technologies, Inc.	41	1,564
Skywest, Inc.	92	1,557
Mobile Mini, Inc.*	64	1,537
Steelcase, Inc. — Class A	135	1,536
Interface, Inc. — Class A	83	1,535
Resources Connection, Inc.	79	1,532
Cubic Corp.	26	1,495
RBC Bearings, Inc.*	39	1,491
DigitalGlobe, Inc.*	53	1,486
CIRCOR International, Inc.	31	1,458
SYKES Enterprises, Inc.*	73	1,443
Kaman Corp.	41	1,443
Advisory Board Co.*	28	1,442
Forward Air Corp.	46	1,409
3D Systems Corp.*	29	1,408
Heartland Express, Inc.	80	1,405
Amerco, Inc.*	14	1,358
Ameron International Corp.	19	1,326
SFN Group, Inc.*	94	1,324
Mine Safety Appliances Co.	36	1,320
Lindsay Corp.	16	1,264
Wabash National Corp.*	109	1,262
Tennant Co.	30	1,261
Quanex Building Products Corp.	64	1,256
Astec Industries, Inc.*	33	1,231
Insperity, Inc.	40	1,215
Blount International, Inc.*	76	1,214
Allegiant Travel Co. — Class A	27	1,183
RSC Holdings, Inc.*	81	1,165
TAL International Group, Inc.	32	1,161
Albany International Corp. — Class A	46	1,145
Trex Company, Inc.*	35	1,142
Huron Consulting Group, Inc.*	41	1,135
Mueller Water Products, Inc. — Class A	251	1,124
McGrath Rentcorp	41	1,118
TrueBlue, Inc.*	66	1,108
AZZ, Inc.	24	1,094
GT Solar International, Inc.*	99	1,055
Aerovironment, Inc.*	30	1,049
Consolidated Graphics, Inc.*	19	1,038
Arkansas Best Corp.	40	1,037
Rush Enterprises, Inc. — Class A*	52	1,030
Aircastle Ltd.	85	1,026
Interline Brands, Inc.*	50	1,020
Unifirst Corp.	19	1,007
Tutor Perini Corp.	41	999
Dycom Industries, Inc.*	57	988
H&E Equipment Services, Inc.*	50	975
Heidrick & Struggles International, Inc.	35	974
Altra Holdings, Inc.*	41	968
John Bean Technologies Corp.	50	962
Universal Forest Products, Inc.	26	953
Sun Hydraulics Corp.	22	948
Badger Meter, Inc.	23	948
EnPro Industries, Inc.*	26	944
Griffon Corp.*	71	932
G&K Services, Inc. — Class A	28	931
American Science & Engineering, Inc.	10	924
Layne Christensen Co.*	26	897
Kforce, Inc.*	49	897
Colfax Corp.*	39	895
EnergySolutions, Inc.	150	894
Kelly Services, Inc. — Class A*	41	890
NACCO Industries, Inc. — Class A	8	885
Greenbrier Companies, Inc.*	31	880
ACCO Brands Corp.*	92	878
Standex International Corp.	23	871
Sauer-Danfoss, Inc.*	17	866
Encore Wire Corp.	35	852
Comfort Systems USA, Inc.	60	844
LB Foster Co. — Class A	19	819
Exponent, Inc.*	18	803
Air Transport Services Group, Inc.*	94	794
Great Lakes Dredge & Dock Corp.	103	786
A123 Systems, Inc.*	123	781
Navigant Consulting, Inc.*	78	779
Tredegar Corp.	36	777
Satcon Technology Corp.*	194	749
Textainer Group Holdings Ltd.	20	743
Capstone Turbine Corp.*	407	737
Apogee Enterprises, Inc.	53	699
Dynamic Materials Corp.	25	699
Viad Corp.	29	694
Team, Inc.*	26	683
RailAmerica, Inc.*	40	682
Ennis, Inc.	40	681
Gorman-Rupp Co.	17	670
Gibraltar Industries, Inc.*	55	656
Federal Signal Corp.	100	651
MYR Group, Inc.*	27	646
Commercial Vehicle Group, Inc.*	36	642
ICF International, Inc.*	31	637
American Reprographics Co.*	61	631
Dolan Co.*	52	631
Cenveo, Inc.*	92	601
GenCorp, Inc.*	98	586
Genco Shipping & Trading Ltd.*	54	582
Marten Transport Ltd.	26	580
Columbus McKinnon Corp.*	31	572
Force Protection, Inc.*	116	568
Hawaiian Holdings, Inc.*	94	565
M&F Worldwide Corp.*	22	553
Standard Parking Corp.*	31	551
On Assignment, Inc.*	58	549
CRA International, Inc.*	19	548
CAI International, Inc.*	21	543
CBIZ, Inc.*	74	534
PMFG, Inc.*	25	533
Generac Holdings, Inc.*	26	528
AAON, Inc.	16	526
Ducommun, Inc.	22	526
Sterling Construction Company, Inc.*	31	523
FreightCar America, Inc.	16	520
Trimas Corp.*	24	516
EnerNOC, Inc.*	27	516
Powell Industries, Inc.*	13	513
Astronics Corp.*	20	503
Vicor Corp.	30	495
Saia, Inc.*	30	492
Celadon Group, Inc.*	30	487

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
Furmanite Corp.*	60	480
Orion Marine Group, Inc.*	44	473
Northwest Pipe Co.*	20	459
Primoris Services Corp.	45	456
Graham Corp.	19	455
Houston Wire & Cable Co.	31	453
US Ecology, Inc.	26	453
American Railcar Industries, Inc.*	18	449
Cascade Corp.	10	446
Insteel Industries, Inc.	31	438
School Specialty, Inc.*	30	429
Kratos Defense & Security Solutions, Inc.*	30	427
Kadant, Inc.*	16	419
Mistras Group, Inc.*	24	413
Republic Airways Holdings, Inc.*	64	412
Taser International, Inc.*	100	407
Michael Baker Corp.*	14	407
Titan Machinery, Inc.*	16	404
NCI Building Systems, Inc.*	31	393
Schawk, Inc. — Class A	20	389
Twin Disc, Inc.	12	387
Ampco-Pittsburgh Corp.	14	386
Alamo Group, Inc.	14	384
Multi-Color Corp.	19	384
Metalico, Inc.*	61	379
Eagle Bulk Shipping, Inc.*	100	372
CDI Corp.	25	370
Flow International Corp.*	83	364
Douglas Dynamics, Inc.	25	356
Kimball International, Inc. — Class B	50	350
FuelCell Energy, Inc.*	156	334
APAC Customer Services, Inc.*	55	331
Roadrunner Transportation Systems, Inc.*	22	330
VSE Corp.	11	327
Miller Industries, Inc.	20	325
Aceto Corp.	40	319
Hudson Highland Group, Inc.*	49	318
Pacer International, Inc.*	60	316
Excel Maritime Carriers Ltd. — Class A*	73	313
Ener1, Inc.*	102	302
Casella Waste Systems, Inc. — Class A*	42	301
Quality Distribution, Inc.*	25	296
Innerworkings, Inc.*	40	295
Park-Ohio Holdings Corp.*	14	289
Pike Electric Corp.*	30	286
LaBarge, Inc.*	16	283
Tecumseh Products Co. — Class A*	28	281
Lawson Products, Inc.	12	276
Baltic Trading Ltd.	30	274
PowerSecure International, Inc.*	30	258
Lydall, Inc.*	29	258
Met-Pro Corp.	21	250
Global Defense Technology & Systems, Inc.*	10	242
Xerium Technologies, Inc.*	10	241
Fuel Tech, Inc.*	27	240
GP Strategies Corp.*	17	231
DXP Enterprises, Inc.*	10	231
LSI Industries, Inc.	31	224
International Shipholding Corp.	9	224
Courier Corp.	16	223
Energy Recovery, Inc.*	69	219
American Woodmark Corp.	10	209
Universal Truckload Services, Inc.*	12	207
Advanced Battery Technologies, Inc.*	104	202
Hill International, Inc.*	38	201
Microvision, Inc.*	147	194
Broadwind Energy, Inc.*	146	191
Builders FirstSource, Inc.*	66	187
UQM Technologies, Inc.*	62	185
Energy Conversion Devices, Inc.*	81	183
Ultrapetrol Bahamas Ltd.*	36	183
USA Truck, Inc.*	14	182
Pinnacle Airlines Corp.*	28	161
Barrett Business Services, Inc.	9	145
Franklin Covey Co.*	16	139
PAM Transportation Services, Inc.*	10	122
LMI Aerospace, Inc.*	6	121
Coleman Cable, Inc.*	12	106
Standard Register Co.	31	103
Argan, Inc.*	10	86
Applied Energetics, Inc.*	129	85
Compx International, Inc.	5	79
Evergreen Solar, Inc.*	55	74
BlueLinx Holdings, Inc.*	20	74
PGT, Inc.*	31	73
Omega Flex, Inc.*	5	67
Hoku Corp.*	29	58
Horizon Lines, Inc. — Class A	51	43
LECG Corp.*	40	8
Total Industrials		324,033

Consumer Discretionary - 1.2%
Sotheby’s	110	5,786
Deckers Outdoor Corp.*	57	4,911
Tenneco, Inc.*	100	4,245
Polaris Industries, Inc.	48	4,177
Warnaco Group, Inc.*	72	4,118
Dana Holding Corp.*	227	3,948
Rent-A-Center, Inc. — Class A	110	3,840
Under Armour, Inc. — Class A*	56	3,811
Brunswick Corp.	146	3,713
Ascena Retail Group, Inc.*	101	3,273
Cheesecake Factory, Inc.*	104	3,129
Wolverine World Wide, Inc.	80	2,982
ANN, Inc.*	102	2,969
Timberland Co. — Class A*	70	2,890
Vail Resorts, Inc.*	59	2,877
Dillard’s, Inc. — Class A	70	2,808
Meritor, Inc.*	165	2,800
Carter’s, Inc.*	97	2,777
Cooper Tire & Rubber Co.	103	2,652
Jos A. Bank Clothiers, Inc.*	51	2,595
CROCS, Inc.*	145	2,587
Life Time Fitness, Inc.*	68	2,537
Saks, Inc.*	223	2,522
Iconix Brand Group, Inc.*	117	2,513
Ulta Salon Cosmetics & Fragrance, Inc.*	52	2,503
Childrens Place Retail Stores, Inc.*	50	2,492
Valassis Communications, Inc.*	83	2,419

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
Coinstar, Inc.*	52	2,388
Live Nation Entertainment, Inc.*	236	2,360
Men’s Wearhouse, Inc.	87	2,354
Collective Brands, Inc.*	106	2,287
Sally Beauty Holdings, Inc.*	160	2,242
Shutterfly, Inc.*	40	2,094
Gaylord Entertainment Co.*	60	2,081
Cracker Barrel Old Country Store, Inc.	42	2,064
Jack in the Box, Inc.*	90	2,041
Steven Madden Ltd.*	43	2,018
Pool Corp.	82	1,977
Matthews International Corp. — Class A	50	1,928
HSN, Inc.*	60	1,922
Orient-Express Hotels Ltd. — Class A*	152	1,880
Jones Group, Inc.	136	1,870
PF Chang’s China Bistro, Inc.	40	1,848
Buckle, Inc.	45	1,818
Pier 1 Imports, Inc.*	176	1,786
OfficeMax, Inc.*	137	1,773
Hibbett Sports, Inc.*	49	1,755
Cabela’s, Inc.*	70	1,751
Cinemark Holdings, Inc.	87	1,683
American Greetings Corp. — Class A	71	1,676
Regis Corp.	92	1,632
Bob Evans Farms, Inc.	50	1,630
Genesco, Inc.*	40	1,608
National CineMedia, Inc.	86	1,606
DineEquity, Inc.*	29	1,594
Finish Line, Inc. — Class A	78	1,548
Texas Roadhouse, Inc. — Class A	91	1,546
Group 1 Automotive, Inc.	36	1,541
Buffalo Wild Wings, Inc.*	28	1,524
CEC Entertainment, Inc.	40	1,509
Capella Education Co.*	30	1,494
99 Cents Only Stores*	76	1,490
Scholastic Corp.	55	1,487
BJ’s Restaurants, Inc.*	37	1,455
Ruby Tuesday, Inc.*	110	1,442
Arbitron, Inc.	36	1,441
Helen of Troy Ltd.*	49	1,441
Eastman Kodak Co.*	439	1,418
K12, Inc.*	42	1,415
Penske Automotive Group, Inc.*	70	1,401
Monro Muffler Brake, Inc.	42	1,385
Exide Technologies*	120	1,342
Pinnacle Entertainment, Inc.*	97	1,321
G-III Apparel Group Ltd.*	35	1,315
Blue Nile, Inc.*	24	1,296
Belo Corp. — Class A*	147	1,295
Modine Manufacturing Co.*	80	1,291
Meritage Homes Corp.*	53	1,279
Columbia Sportswear Co.	21	1,248
Cato Corp. — Class A	50	1,225
American Axle & Manufacturing Holdings, Inc.*	97	1,221
Skechers U.S.A., Inc. — Class A*	59	1,212
Stage Stores, Inc.	63	1,211
Domino’s Pizza, Inc.*	64	1,180
Interval Leisure Group, Inc.*	72	1,177
American Public Education, Inc.*	29	1,173
PEP Boys-Manny Moe & Jack	92	1,169
Steiner Leisure Ltd.*	25	1,157
Ryland Group, Inc.	70	1,113
RC2 Corp.*	39	1,096
Select Comfort Corp.*	90	1,085
Lumber Liquidators Holdings, Inc.*	42	1,050
Sonic Automotive, Inc. — Class A	74	1,037
Maidenform Brands, Inc.*	36	1,029
Superior Industries International, Inc.	40	1,026
Papa John’s International, Inc.*	32	1,013
Stewart Enterprises, Inc. — Class A	132	1,008
Pre-Paid Legal Services, Inc.*	15	990
Scientific Games Corp. — Class A*	113	988
True Religion Apparel, Inc.*	42	986
Vitamin Shoppe, Inc.*	29	981
Ascent Media Corp. — Class A*	20	977
Dorman Products, Inc.*	23	968
Peet’s Coffee & Tea, Inc.*	20	962
Shuffle Master, Inc.*	90	961
DSW, Inc. — Class A*	24	959
Quiksilver, Inc.*	213	941
Asbury Automotive Group, Inc.*	50	924
Sonic Corp.*	102	923
iRobot Corp.*	28	921
Ethan Allen Interiors, Inc.	42	920
Jakks Pacific, Inc.*	47	909
Liz Claiborne, Inc.*	163	879
Sinclair Broadcast Group, Inc. — Class A	69	865
Boyd Gaming Corp.*	90	843
Charming Shoppes, Inc.*	196	835
Brown Shoe Company, Inc.	68	831
Fred’s, Inc. — Class A	62	826
Oxford Industries, Inc.	24	821
La-Z-Boy, Inc. — Class Z*	84	802
Core-Mark Holding Company, Inc.*	24	793
National Presto Industries, Inc.	7	789
Drew Industries, Inc.	35	782
Callaway Golf Co.	114	777
Wet Seal, Inc. — Class A*	176	753
Krispy Kreme Doughnuts, Inc.*	103	725
Zumiez, Inc.*	27	714
Sturm Ruger & Company, Inc.	31	712
Churchill Downs, Inc.	17	706
Talbots, Inc.*	116	701
Red Robin Gourmet Burgers, Inc.*	26	699
Grand Canyon Education, Inc.*	48	696
Retail Ventures, Inc.*	40	690
AFC Enterprises, Inc.*	45	681
Denny’s Corp.*	166	674
Corinthian Colleges, Inc.*	152	672
Harte-Hanks, Inc.	56	666
Express, Inc.	34	664
Lions Gate Entertainment Corp.*	106	662
Standard Pacific Corp.*	177	660
Ameristar Casinos, Inc.	37	657
Winnebago Industries, Inc.*	49	655
PetMed Express, Inc.	41	650
Lithia Motors, Inc. — Class A	43	627
Volcom, Inc.	33	611
Rue21, Inc.*	21	605

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
Universal Technical Institute, Inc.	31	603
Amerigon, Inc.*	39	596
Knology, Inc.*	46	594
California Pizza Kitchen, Inc.*	35	591
Drugstore.com, Inc.*	146	562
Shoe Carnival, Inc.*	20	561
Libbey, Inc.*	34	561
Beazer Homes USA, Inc.*	121	553
NutriSystem, Inc.	38	551
Perry Ellis International, Inc.*	20	550
Bridgepoint Education, Inc.*	32	547
Barnes & Noble, Inc.	59	542
Rentrak Corp.*	20	538
Fuel Systems Solutions, Inc.*	17	513
Destination Maternity Corp.	22	508
K-Swiss, Inc. — Class A*	44	496
EW Scripps Co. — Class A*	50	495
Kirkland’s, Inc.*	32	494
Lincoln Educational Services Corp.	31	493
Warner Music Group Corp.*	72	487
Big 5 Sporting Goods Corp.	40	477
Universal Electronics, Inc.*	16	473
Global Sources Ltd.*	40	465
World Wrestling Entertainment, Inc. — Class A	36	453
Stein Mart, Inc.	44	445
Entercom Communications Corp. — Class A*	40	441
Citi Trends, Inc.*	19	424
Blyth, Inc.	13	422
Morgans Hotel Group Co.*	43	421
Christopher & Banks Corp.	64	415
America’s Car-Mart, Inc.*	16	412
Movado Group, Inc.*	28	411
Stoneridge, Inc.*	28	409
Journal Communications, Inc. — Class A*	68	408
M/I Homes, Inc.*	27	405
Pacific Sunwear of California, Inc.*	112	404
Dex One Corp.*	82	397
MarineMax, Inc.*	40	394
Haverty Furniture Companies, Inc.	29	385
HOT Topic, Inc.	66	376
CKX, Inc.*	88	371
Cavco Industries, Inc.*	8	361
Standard Motor Products, Inc.	26	360
Furniture Brands International, Inc.*	79	359
Spartan Motors, Inc.	52	357
Smith & Wesson Holding Corp.*	100	355
Casual Male Retail Group, Inc.*	71	349
McClatchy Co. — Class A*	101	343
Fisher Communications, Inc.*	11	342
Unifi, Inc.*	20	340
Ambassadors Group, Inc.	30	328
Hovnanian Enterprises, Inc. — Class A*	90	318
Marcus Corp.	29	316
Arctic Cat, Inc.*	20	311
Bon-Ton Stores, Inc.	20	310
hhgregg, Inc.*	22	295
Isle of Capri Casinos, Inc.*	31	295
Steinway Musical Instruments, Inc.*	13	289
Bebe Stores, Inc.	49	287
Multimedia Games, Inc.*	50	287
Lifetime Brands, Inc.	19	285
New York & Company, Inc.*	40	280
LIN TV Corp. — Class A*	47	279
Media General, Inc. — Class A*	40	275
Coldwater Creek, Inc.*	104	275
Ruth’s Hospitality Group, Inc.*	53	273
Audiovox Corp. — Class A*	34	272
Systemax, Inc.*	20	270
Leapfrog Enterprises, Inc. — Class A*	62	268
Overstock.com, Inc.*	17	267
CSS Industries, Inc.	14	264
Hooker Furniture Corp.	22	263
Mac-Gray Corp.	16	258
Speedway Motorsports, Inc.	16	256
Tuesday Morning Corp.*	50	245
AH Belo Corp. — Class A*	29	242
Winmark Corp.	5	231
Weyco Group, Inc.	9	220
Jamba, Inc.*	100	220
Entravision Communications Corp. — Class A*	79	214
Archipelago Learning, Inc.*	25	214
CPI Corp.	9	203
ReachLocal, Inc.*	10	200
West Marine, Inc.*	19	198
Gaiam, Inc. — Class A	30	198
Sealy Corp.*	77	196
Lee Enterprises, Inc.*	72	194
Brookfield Homes Corp.*	20	188
O’Charleys, Inc.*	31	185
Lacrosse Footwear, Inc.	10	183
Kenneth Cole Productions, Inc. — Class A*	14	182
Skyline Corp.	9	180
Kid Brands, Inc.*	24	176
Summer Infant, Inc.*	22	176
REX American Resources Corp.*	11	176
Cumulus Media, Inc. — Class A*	40	174
Nexstar Broadcasting Group, Inc. — Class A*	20	173
Cherokee, Inc.	10	173
Gray Television, Inc.*	82	170
Build-A-Bear Workshop, Inc. — Class A*	28	169
Midas, Inc.*	22	169
Red Lion Hotels Corp.*	19	156
Johnson Outdoors, Inc. — Class A*	10	152
Marine Products Corp.*	19	151
Outdoor Channel Holdings, Inc.	20	149
Carrols Restaurant Group, Inc.*	16	148
PRIMEDIA, Inc.	30	146
SuperMedia, Inc.*	23	144
Ballantyne Strong, Inc.*	20	143
Carmike Cinemas, Inc.*	20	143
US Auto Parts Network, Inc.*	16	139
Martha Stewart Living Omnimedia — Class A*	37	137

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
McCormick & Schmick’s Seafood Restaurants, Inc.*	19	137
1-800-Flowers.com, Inc. — Class A*	41	135
LodgeNet Interactive Corp.*	36	131
RG Barry Corp.	10	131
Caribou Coffee Company, Inc.*	12	122
Einstein Noah Restaurant Group, Inc.	7	114
Orbitz Worldwide, Inc.*	31	111
Crown Media Holdings, Inc. — Class A*	45	104
Cambium Learning Group, Inc.*	30	102
National American University Holdings, Inc.	14	99
Radio One, Inc. — Class D*	50	97
Learning Tree International, Inc.	10	88
Delta Apparel, Inc.*	6	86
Bluegreen Corp.*	20	82
Shiloh Industries, Inc.	7	82
Joe’s Jeans, Inc.*	73	77
Conn’s, Inc.*	17	76
Beasley Broadcasting Group, Inc. — Class A*	10	73
Westwood One, Inc.*	10	73
Monarch Casino & Resort, Inc.*	6	62
Culp, Inc.*	6	56
Books-A-Million, Inc. — Class A	12	50
American Apparel, Inc.*	50	48
Empire Resorts, Inc.*	40	25
Princeton Review, Inc.*	44	17
Vitacost.com, Inc.*,†††,1	20	10

Total Consumer Discretionary		273,354

Health Care - 1.2%
AMERIGROUP Corp.*	86	5,526
Pharmasset, Inc.*	55	4,329
Healthsouth Corp.*	155	3,872
Healthspring, Inc.*	99	3,700
Dionex Corp.*	31	3,660
Onyx Pharmaceuticals, Inc.*	102	3,588
HMS Holdings Corp.*	43	3,520
STERIS Corp.	101	3,489
Catalyst Health Solutions, Inc.*	61	3,412
Owens & Minor, Inc.	102	3,313
InterMune, Inc.*	67	3,162
Medicis Pharmaceutical Corp. — Class A	98	3,140
Salix Pharmaceuticals Ltd.*	86	3,013
Sirona Dental Systems, Inc.*	59	2,959
WellCare Health Plans, Inc.*	70	2,937
Cepheid, Inc.*	104	2,914
Masimo Corp.	87	2,880
Haemonetics Corp.*	42	2,753
Centene Corp.*	81	2,671
Magellan Health Services, Inc.*	54	2,650
Bruker Corp.*	125	2,606
Cubist Pharmaceuticals, Inc.*	103	2,600
Impax Laboratories, Inc.*	102	2,596
Viropharma, Inc.*	128	2,547
Parexel International Corp.*	102	2,540
American Medical Systems Holdings, Inc.*	117	2,532
Chemed Corp.	38	2,531
Quality Systems, Inc.	30	2,500
Theravance, Inc.*	102	2,470
PSS World Medical, Inc.*	90	2,444
West Pharmaceutical Services, Inc.	54	2,418
Immucor, Inc.*	121	2,393
Incyte Corporation Ltd.*	143	2,267
athenahealth, Inc.*	50	2,256
Seattle Genetics, Inc.*	142	2,211
Alkermes, Inc.*	159	2,059
Exelixis, Inc.*	180	2,034
Align Technology, Inc.*	99	2,028
Volcano Corp.*	76	1,946
HeartWare International, Inc.*	22	1,882
Par Pharmaceutical Companies, Inc.*	60	1,865
Meridian Bioscience, Inc.	75	1,799
Zoll Medical Corp.*	40	1,792
Amedisys, Inc.*	51	1,785
Kindred Healthcare, Inc.*	72	1,719
Neogen Corp.*	41	1,697
NuVasive, Inc.*	65	1,646
RehabCare Group, Inc.*	44	1,622
Invacare Corp.	52	1,618
Integra LifeSciences Holdings Corp.*	34	1,612
Cyberonics, Inc.*	50	1,591
Nektar Therapeutics*	163	1,544
Auxilium Pharmaceuticals, Inc.*	71	1,524
Gentiva Health Services, Inc.*	53	1,486
Air Methods Corp.*	22	1,480
Arthrocare Corp.*	44	1,467
Isis Pharmaceuticals, Inc.*	162	1,464
MWI Veterinary Supply, Inc.*	18	1,452
DexCom, Inc.*	92	1,428
Acorda Therapeutics, Inc.*	61	1,415
Computer Programs & Systems, Inc.	22	1,414
Medicines Co.*	86	1,401
Ariad Pharmaceuticals, Inc.*	182	1,369
Insulet Corp.*	66	1,361
PDL BioPharma, Inc.	234	1,357
Amsurg Corp. — Class A*	51	1,297
Questcor Pharmaceuticals, Inc.*	90	1,297
CONMED Corp.*	49	1,288
IPC The Hospitalist Company, Inc.*	28	1,271
Landauer, Inc.	20	1,230
Savient Pharmaceuticals, Inc.*	110	1,166
Universal American Corp.	50	1,146
Luminex Corp.*	61	1,144
Orthofix International N.V.*	35	1,136
Analogic Corp.	20	1,131
Celera Corp.*	139	1,127
Molina Healthcare, Inc.*	28	1,120
MedAssets, Inc.*	72	1,099
Targacept, Inc.*	41	1,090
Sunrise Senior Living, Inc.*	91	1,086
Momenta Pharmaceuticals, Inc.*	67	1,062
Greatbatch, Inc.*	40	1,058
Medivation, Inc.*	56	1,044
Merit Medical Systems, Inc.*	53	1,040
Abaxis, Inc.*	36	1,038
Immunogen, Inc.*	114	1,034
NPS Pharmaceuticals, Inc.*	108	1,034
Wright Medical Group, Inc.*	60	1,021

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
LHC Group, Inc.*	33	990
Hanger Orthopedic Group, Inc.*	38	989
Depomed, Inc.*	92	924
Healthways, Inc.*	60	922
Bio-Reference Labs, Inc.*	41	920
Enzon Pharmaceuticals, Inc.*	84	916
MAKO Surgical Corp.*	37	895
ICU Medical, Inc.*	20	876
Medidata Solutions, Inc.*	34	869
NxStage Medical, Inc.*	39	857
Syneron Medical Ltd.*	64	835
Geron Corp.*	157	793
Conceptus, Inc.*	54	780
Vivus, Inc.*	126	780
Halozyme Therapeutics, Inc.*	116	778
Natus Medical, Inc.*	46	773
Emeritus Corp.*	30	764
Micromet, Inc.*	135	757
Accuray, Inc.*	83	749
Assisted Living Concepts, Inc. — Class A*	19	744
Sequenom, Inc.*	116	734
ABIOMED, Inc.*	50	727
Ensign Group, Inc.	22	702
Spectrum Pharmaceuticals, Inc.*	79	702
Omnicell, Inc.*	46	701
National Healthcare Corp.	15	697
Cytori Therapeutics, Inc.*	85	666
Rigel Pharmaceuticals, Inc.*	91	647
Neurocrine Biosciences, Inc.*	84	638
Jazz Pharmaceuticals, Inc.*	20	637
Angiodynamics, Inc.*	42	635
Sun Healthcare Group, Inc.*	45	633
Emergent Biosolutions, Inc.*	26	628
Select Medical Holdings Corp.*	77	621
Triple-S Management Corp. — Class B*	30	617
SIGA Technologies, Inc.*	51	617
Affymetrix, Inc.*	117	610
PharMerica Corp.*	53	606
OraSure Technologies, Inc.*	77	605
Optimer Pharmaceuticals, Inc.*	50	592
Alnylam Pharmaceuticals, Inc.*	61	584
eResearchTechnology, Inc.*	85	575
Sangamo Biosciences, Inc.*	69	575
Symmetry Medical, Inc.*	58	568
SonoSite, Inc.*	17	566
Lexicon Pharmaceuticals, Inc.*	337	566
Pain Therapeutics, Inc.	59	564
Accretive Health, Inc.*	20	555
Opko Health, Inc.*	148	552
Clinical Data, Inc.*	18	545
Delcath Systems, Inc.*	74	545
Ardea Biosciences, Inc.*	19	545
AMN Healthcare Services, Inc.*	62	537
Endologix, Inc.*	77	522
Quidel Corp.*	43	514
Rural/Metro Corp.*	30	511
Durect Corp.*	142	511
AVANIR Pharmaceuticals, Inc. — Class A*	124	506
Akorn, Inc.*	86	496
Palomar Medical Technologies, Inc.*	33	490
Cantel Medical Corp.	19	489
Caliper Life Sciences, Inc.*	72	487
AMAG Pharmaceuticals, Inc.*	29	484
ZIOPHARM Oncology, Inc.*	77	481
Transcend Services, Inc.*	20	480
Arqule, Inc.*	67	480
Metabolix, Inc.*	45	473
Unilife Corp.*	82	465
Exact Sciences Corp.*	62	456
Team Health Holdings, Inc.*	26	454
US Physical Therapy, Inc.	20	447
BioMimetic Therapeutics, Inc.*	34	446
Synovis Life Technologies, Inc.*	23	441
Capital Senior Living Corp.*	41	435
Immunomedics, Inc.*	110	420
Merge Healthcare, Inc.*	86	420
Nabi Biopharmaceuticals*	72	418
MannKind Corp.*	112	409
Five Star Quality Care, Inc.*	50	407
Pharmacyclics, Inc.*	69	406
Cadence Pharmaceuticals, Inc.*	44	405
Medcath Corp.*	29	405
Skilled Healthcare Group, Inc. — Class A*	28	403
Hi-Tech Pharmacal Company, Inc.*	20	403
Novavax, Inc.*	155	401
Keryx Biopharmaceuticals, Inc.*	80	400
Allos Therapeutics, Inc.*	126	399
Cross Country Healthcare, Inc.*	51	399
Genomic Health, Inc.*	16	394
Curis, Inc.*	121	393
Inspire Pharmaceuticals, Inc.*	99	392
MAP Pharmaceuticals, Inc.*	28	386
TomoTherapy, Inc.*	84	384
Obagi Medical Products, Inc.*	29	367
Ironwood Pharmaceuticals, Inc. — Class A*	26	364
Vical, Inc.*	121	358
American Dental Partners, Inc.*	27	354
Young Innovations, Inc.	11	345
AVI BioPharma, Inc.*	182	340
Almost Family, Inc.*	9	339
SurModics, Inc.*	27	338
Dynavax Technologies Corp.*	122	337
Vanda Pharmaceuticals, Inc.*	46	335
Staar Surgical Co.*	60	334
Providence Service Corp.*	22	330
Biotime, Inc.*	44	328
Vascular Solutions, Inc.*	30	327
Corvel Corp.*	6	319
Metropolitan Health Networks, Inc.*	67	317
Solta Medical, Inc.*	96	317
Santarus, Inc.*	92	315
CryoLife, Inc.*	51	311
Vital Images, Inc.*	23	311
Chindex International, Inc.*	19	305
BioScrip, Inc.*	64	301
Inhibitex, Inc.*	83	300
XenoPort, Inc.*	50	297
Array Biopharma, Inc.*	94	288

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
Maxygen, Inc.	55	286
Progenics Pharmaceuticals, Inc.*	46	284
SuperGen, Inc.*	90	279
Zalicus, Inc.*	112	271
IRIS International, Inc.*	30	271
Ligand Pharmaceuticals, Inc. — Class B*	27	270
Arena Pharmaceuticals, Inc.*	193	268
Continucare Corp.*	50	268
Cambrex Corp.*	47	259
America Service Group, Inc.	10	256
Biospecifics Technologies Corp.*	10	255
AVEO Pharmaceuticals, Inc.*	19	254
Furiex Pharmaceuticals, Inc.*	15	253
Dyax Corp.*	157	253
Cynosure, Inc. — Class A*	18	250
Sciclone Pharmaceuticals, Inc.*	61	246
RTI Biologics, Inc.*	86	246
Omeros Corp.*	30	240
Biosante Pharmaceuticals, Inc.*	121	240
LCA-Vision, Inc.*	35	236
Chelsea Therapeutics International Ltd.*	60	234
Rochester Medical Corp.*	20	230
Enzo Biochem, Inc.*	54	226
Orthovita, Inc.*	106	226
Kensey Nash Corp.*	9	224
Pozen, Inc.*	41	220
Antares Pharma, Inc.*	122	220
Spectranetics Corp.*	46	217
Alliance HealthCare Services, Inc.*	49	217
Synta Pharmaceuticals Corp.*	41	216
Peregrine Pharmaceuticals, Inc.*	91	215
Nymox Pharmaceutical Corp.*	27	213
Celldex Therapeutics, Inc.*	52	209
Alphatec Holdings, Inc.*	76	205
Kendle International, Inc.*	19	203
Osiris Therapeutics, Inc.*	28	203
Codexis, Inc.*	17	202
Stereotaxis, Inc.*	52	201
Idenix Pharmaceuticals, Inc.*	58	193
Albany Molecular Research, Inc.*	45	192
CardioNet, Inc.*	40	192
Corcept Therapeutics, Inc.*	45	191
Cutera, Inc.*	22	189
Allied Healthcare International, Inc.*	74	188
StemCells, Inc.*	202	184
Affymax, Inc.*	31	182
Cerus Corp.*	62	179
BioCryst Pharmaceuticals, Inc.*	47	178
CytRx Corp.*	180	158
Hansen Medical, Inc.*	70	155
MELA Sciences, Inc.*	42	148
Inovio Pharmaceuticals, Inc.*	134	147
Neuralstem, Inc.*	80	144
Somaxon Pharmaceuticals, Inc.*	50	142
Orexigen Therapeutics, Inc.*	48	135
Medical Action Industries, Inc.*	16	134
Cytokinetics, Inc.*	84	125
Alexza Pharmaceuticals, Inc.*	69	117
Infinity Pharmaceuticals, Inc.*	19	112
Lannett Company, Inc.*	20	112
DynaVox, Inc. — Class A*	20	110
Exactech, Inc.*	6	105
Nanosphere, Inc.*	32	104
Sucampo Pharmaceuticals, Inc. — Class A*	22	92
PURE Bioscience, Inc.*	57	89
Cumberland Pharmaceuticals, Inc.*	16	88
Anthera Pharmaceuticals, Inc.*	13	88
Aoxing Pharmaceutical Company, Inc.*	40	86
Transcept Pharmaceuticals, Inc.*	10	82
Caraco Pharmaceutical Laboratories Ltd.*	14	73
NeurogesX, Inc.*	17	69
Cornerstone Therapeutics, Inc.*	10	66
Neostem, Inc.*	38	65
Biodel, Inc.*	29	61
Acura Pharmaceuticals, Inc.*	19	60
Alimera Sciences, Inc.*	7	55
AspenBio Pharma, Inc.*	64	54
PDI, Inc.*	6	49

Total Health Care		256,266

Energy - 0.6%
Brigham Exploration Co.*	187	6,953
Dril-Quip, Inc.*	63	4,979
Lufkin Industries, Inc.	53	4,954
World Fuel Services Corp.	107	4,345
Rosetta Resources, Inc.*	90	4,279
CARBO Ceramics, Inc.	30	4,234
Complete Production Services, Inc.*	133	4,231
Berry Petroleum Co. — Class A	80	4,036
Patriot Coal Corp.*	133	3,435
Bill Barrett Corp.*	85	3,392
Key Energy Services, Inc.*	207	3,219
Bristow Group, Inc.*	62	2,933
Helix Energy Solutions Group, Inc.*	167	2,872
ION Geophysical Corp.*	209	2,652
Energy XXI Bermuda Ltd.*	77	2,626
McMoRan Exploration Co.*	143	2,533
International Coal Group, Inc.*	220	2,486
Swift Energy Co.*	58	2,475
Stone Energy Corp.*	69	2,303
Nordic American Tanker Shipping	83	2,062
Carrizo Oil & Gas, Inc.*	55	2,031
Gulfmark Offshore, Inc. — Class A*	45	2,003
RPC, Inc.	75	1,899
Northern Oil and Gas, Inc.*	69	1,842
Tetra Technologies, Inc.*	116	1,786
Kodiak Oil & Gas Corp.*	260	1,742
Apco Oil and Gas International, Inc.	20	1,715
Global Industries Ltd.*	171	1,674
Ship Finance International Ltd.	70	1,451
Petroleum Development Corp.*	30	1,440
Golar LNG Ltd.	56	1,432
Western Refining, Inc.*	84	1,424
Overseas Shipholding Group, Inc.	43	1,382
W&T Offshore, Inc.	60	1,367
Parker Drilling Co.*	192	1,327
Gulfport Energy Corp.*	36	1,301
Hercules Offshore, Inc.*	196	1,296
Contango Oil & Gas Co.*	20	1,265
Pioneer Drilling Co.*	90	1,242

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
Hornbeck Offshore Services, Inc.*	40	1,234
ATP Oil & Gas Corp.*	66	1,195
Newpark Resources, Inc.*	147	1,155
Penn Virginia Corp.	67	1,136
Cal Dive International, Inc.*	162	1,131
James River Coal Co.*	46	1,112
Resolute Energy Corp.*	61	1,107
Tesco Corp.*	50	1,097
CVR Energy, Inc.*	47	1,089
OYO Geospace Corp.*	11	1,084
Clean Energy Fuels Corp.*	66	1,081
Cloud Peak Energy, Inc.*	50	1,079
Basic Energy Services, Inc.*	40	1,020
Knightsbridge Tankers Ltd.	40	1,002
Goodrich Petroleum Corp.*	41	911
Willbros Group, Inc.*	81	885
BPZ Resources, Inc.*	165	876
USEC, Inc.*	193	849
Clayton Williams Energy, Inc.*	8	846
Energy Partners Ltd.*	46	828
Petroquest Energy, Inc.*	88	824
Cheniere Energy, Inc.*	86	801
Magnum Hunter Resources Corp.*	93	797
Harvest Natural Resources, Inc.*	52	792
TransAtlantic Petroleum Ltd.*	242	750
Crosstex Energy, Inc.	70	696
Vaalco Energy, Inc.*	84	652
Abraxas Petroleum Corp.*	110	644
FX Energy, Inc.*	75	627
Rex Energy Corp.*	53	617
Dawson Geophysical Co.*	14	614
Matrix Service Co.*	44	612
Warren Resources, Inc.*	117	596
Georesources, Inc.*	19	594
Gulf Island Fabrication, Inc.	18	579
Approach Resources, Inc.*	16	538
Teekay Tankers Ltd. — Class A	50	523
Venoco, Inc.*	28	479
Vantage Drilling Co.*	252	454
Rentech, Inc.*	361	451
Houston American Energy Corp.	29	447
Panhandle Oil and Gas, Inc. — Class A	14	443
PHI, Inc.*	20	442
Callon Petroleum Co.*	54	420
Endeavour International Corp.*	31	394
Uranium Energy Corp.*	96	383
DHT Holdings, Inc.	77	370
Green Plains Renewable Energy, Inc.*	29	349
Gastar Exploration Ltd.*	69	335
GMX Resources, Inc.*	53	327
Delek US Holdings, Inc.	24	325
Isramco, Inc.*	5	325
Natural Gas Services Group, Inc.*	17	302
Delta Petroleum Corp.*	304	277
General Maritime Corp.	130	266
Syntroleum Corp.*	107	242
Alon USA Energy, Inc.	14	192
RAM Energy Resources, Inc.*	92	191
L&L Energy, Inc.*	26	180
Scorpio Tankers, Inc.*	16	165
Union Drilling, Inc.*	16	164
Evolution Petroleum Corp.*	19	148
Miller Petroleum, Inc.*	29	145
Global Geophysical Services, Inc.*	10	145
CAMAC Energy, Inc.*	83	125
Hallador Energy Co.	7	81

Total Energy		141,158

Materials - 0.5%
Coeur d’Alene Mines Corp.*	152	5,287
Solutia, Inc.*	202	5,131
WR Grace & Co.*	122	4,671
Rockwood Holdings, Inc.*	91	4,479
Allied Nevada Gold Corp.*	118	4,187
Rock-Tenn Co. — Class A	56	3,884
Hecla Mining Co.*	422	3,832
Silgan Holdings, Inc.	91	3,471
Olin Corp.	131	3,003
Thompson Creek Metals Company, Inc.*	234	2,934
Sensient Technologies Corp.	81	2,903
NewMarket Corp.	17	2,690
Ferro Corp.*	140	2,323
Globe Specialty Metals, Inc.	101	2,299
Georgia Gulf Corp.*	60	2,220
PolyOne Corp.	155	2,203
Louisiana-Pacific Corp.*	209	2,194
Minerals Technologies, Inc.	30	2,056
Century Aluminum Co.*	106	1,980
OM Group, Inc.*	54	1,973
Worthington Industries, Inc.	93	1,946
Westlake Chemical Corp.	34	1,911
Innophos Holdings, Inc.	38	1,752
Balchem Corp.	46	1,726
Buckeye Technologies, Inc.	63	1,715
Arch Chemicals, Inc.	40	1,664
HB Fuller Co.	76	1,632
Clearwater Paper Corp.*	20	1,628
Stillwater Mining Co.*	68	1,559
Schweitzer-Mauduit International, Inc.	30	1,518
AMCOL International Corp.	41	1,475
RTI International Metals, Inc.*	47	1,464
Calgon Carbon Corp.*	91	1,445
Kaiser Aluminum Corp.	28	1,379
US Gold Corp.*	154	1,360
Golden Star Resources Ltd.*	431	1,280
Texas Industries, Inc.	28	1,266
Koppers Holdings, Inc.	29	1,238
Materion Corp.*	30	1,224
Deltic Timber Corp.	18	1,203
Horsehead Holding Corp.*	69	1,176
A. Schulman, Inc.	47	1,162
LSB Industries, Inc.*	29	1,150
PH Glatfelter Co.	84	1,119
Haynes International, Inc.	20	1,109
Boise, Inc.	120	1,099
STR Holdings, Inc.*	54	1,036
Graphic Packaging Holding Co.*	188	1,019
Stepan Co.	14	1,015
KapStone Paper and Packaging Corp.*	56	962
Quaker Chemical Corp.	22	884
Kraton Performance Polymers, Inc.*	22	842

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
Jaguar Mining, Inc.*	143	746
Zep, Inc.	40	696
Zoltek Companies, Inc.*	50	671
Olympic Steel, Inc.	20	656
Capital Gold Corp.*	96	617
Myers Industries, Inc.	62	616
Headwaters, Inc.*	104	614
Wausau Paper Corp.	80	611
General Moly, Inc.*	112	603
Graham Packaging Company, Inc.*	33	575
Omnova Solutions, Inc.*	72	567
AM Castle & Co.*	30	566
Universal Stainless & Alloy*	12	405
TPC Group, Inc.*	14	404
Neenah Paper, Inc.	17	373
Spartech Corp.*	51	370
Senomyx, Inc.*	58	350
Noranda Aluminum Holding Corp.*	20	321
AEP Industries, Inc.*	10	297
Metals USA Holdings Corp.*	17	278
American Vanguard Corp.	30	260
Landec Corp.*	40	260
Hawkins, Inc.	6	246
US Energy Corp.*	39	244
KMG Chemicals, Inc.	10	197
NL Industries, Inc.	13	193
Verso Paper Corp.*	17	91
United States Lime & Minerals, Inc.*	1	41

Total Materials		118,546

Utilities - 0.3%
Nicor, Inc.	71	3,813
Piedmont Natural Gas Company, Inc.	120	3,642
Cleco Corp.	97	3,326
WGL Holdings, Inc.	82	3,198
IDACORP, Inc.	82	3,124
New Jersey Resources Corp.	70	3,007
South Jersey Industries, Inc.	53	2,966
Portland General Electric Co.	122	2,900
Southwest Gas Corp.	74	2,884
UIL Holdings Corp.	82	2,503
Unisource Energy Corp.	62	2,240
Avista Corp.	94	2,174
PNM Resources, Inc.	142	2,119
Black Hills Corp.	63	2,107
El Paso Electric Co.*	69	2,098
Northwest Natural Gas Co.	40	1,845
Allete, Inc.	47	1,832
NorthWestern Corp.	60	1,818
MGE Energy, Inc.	40	1,620
Empire District Electric Co.	74	1,612
Laclede Group, Inc.	41	1,562
CH Energy Group, Inc.	28	1,415
Otter Tail Corp.	62	1,409
California Water Service Group	35	1,301
American States Water Co.	28	1,004
Dynegy, Inc. — Class A*	170	967
Chesapeake Utilities Corp.	20	832
Central Vermont Public Service Corp.	25	582
Middlesex Water Co.	29	528
Unitil Corp.	16	377
SJW Corp.	16	370
Connecticut Water Service, Inc.	14	369
York Water Co.	20	348
Cadiz, Inc.*	20	244
Consolidated Water Company Ltd.	19	207
Artesian Resources Corp. — Class A	8	156
American DG Energy, Inc.*	30	65

Total Utilities		62,564

Consumer Staples - 0.3%
United Natural Foods, Inc.*	78	3,496
TreeHouse Foods, Inc.*	57	3,242
Ruddick Corp.	72	2,778
Casey’s General Stores, Inc.	60	2,340
Nu Skin Enterprises, Inc. — Class A	81	2,329
Diamond Foods, Inc.	40	2,232
Hain Celestial Group, Inc.*	67	2,163
Darling International, Inc.*	136	2,090
Fresh Del Monte Produce, Inc.	74	1,932
Sanderson Farms, Inc.	39	1,791
Universal Corp.	40	1,742
Lancaster Colony Corp.	26	1,576
B&G Foods, Inc. — Class A	82	1,539
Boston Beer Company, Inc. — Class A*	15	1,389
Andersons, Inc.	28	1,364
WD-40 Co.	30	1,270
Tootsie Roll Industries, Inc.	43	1,227
Elizabeth Arden, Inc.*	40	1,200
Vector Group Ltd.	68	1,176
Rite Aid Corp.*	1,059	1,123
Pricesmart, Inc.	30	1,099
Chiquita Brands International, Inc.*	71	1,089
Heckmann Corp.*	147	963
J&J Snack Foods Corp.	20	941
Nash Finch Co.	24	911
Weis Markets, Inc.	22	890
Spectrum Brands Holdings, Inc.*	31	861
Central Garden and Pet Co. — Class A*	90	829
Coca-Cola Bottling Company Consolidated	12	802
Snyders-Lance, Inc.	40	794
Prestige Brands Holdings, Inc.*	67	770
Dole Food Company, Inc.*	56	763
Star Scientific, Inc.*	159	722
Winn-Dixie Stores, Inc.*	90	643
Pilgrim’s Pride Corp.*	81	625
Pantry, Inc.*	40	593
Spartan Stores, Inc.	40	592
Alliance One International, Inc.*	147	591
Ingles Markets, Inc. — Class A	24	475
Cal-Maine Foods, Inc.	16	472
Smart Balance, Inc.*	102	468
Seneca Foods Corp. — Class A*	13	388
Arden Group, Inc. — Class A	5	382
Calavo Growers, Inc.	17	371
Medifast, Inc.*	18	355
Imperial Sugar Co.	25	333
Synutra International, Inc.*	28	322
Revlon, Inc. — Class A*	20	317
National Beverage Corp.	22	302
Inter Parfums, Inc.	16	296
Alico, Inc.	11	294

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value
Nutraceutical International Corp.*	19	285
USANA Health Sciences, Inc.*	8	276
Limoneira Co.	10	237
Schiff Nutrition International, Inc.	24	219
MGP Ingredients, Inc.	25	218
Village Super Market, Inc. — Class A	6	175
John B. Sanfilippo & Son, Inc.*	14	164
A Griffin Land & Nurseries, Inc.	5	161
Farmer Brothers Co.	13	158
Oil-Dri Corporation of America	7	149
Female Health Co.	27	135
Nature’s Sunshine Products, Inc.*	14	125
Susser Holdings Corp.*	8	105
Lifeway Foods, Inc.*	10	104
Harbinger Group, Inc.*	10	52

Total Consumer Staples		59,815

Telecommunication Services - 0.1%
AboveNet, Inc.	40	2,594
Cogent Communications Group, Inc.*	67	956
NTELOS Holdings Corp.	50	921
Cincinnati Bell, Inc.*	337	903
General Communication, Inc. — Class A*	82	897
Consolidated Communications Holdings, Inc.	43	805
Vonage Holdings Corp.*	172	784
Premiere Global Services, Inc.*	101	770
Alaska Communications Systems Group, Inc.	71	756
Neutral Tandem, Inc.*	50	737
Global Crossing Ltd.*	52	724
Atlantic Tele-Network, Inc.	19	707
PAETEC Holding Corp.*	209	698
Shenandoah Telecommunications Co.	38	686
USA Mobility, Inc.	40	580
IDT Corp. — Class B	20	539
Iridium Communications, Inc.*	60	478
Cbeyond, Inc.*	37	432
ICO Global Communications Holdings Ltd.*	156	417
Hughes Communications, Inc.*	6	358
FiberTower Corp.*	85	171
Globalstar, Inc.*	122	155

Total Telecommunication Services		16,068

Total Common Stocks (Cost $884,484)		2,058,021

WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	52	9

Total Warrant (Cost $—)		9

RIGHTS†† - 0%
Empire Resorts, Inc.,
Expires 07/25/11	40	—
(Cost $—)		—

CLOSED-END FUND† - 0.0%
Kayne Anderson Energy Development Co.	24	469

(Cost $42)

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 13.6%
Federal Home Loan Bank[2] 0.05% due 04/25/11	$3,000,000	$2,999,890

Total Federal Agency Discount Notes (Cost $2,999,891)		2,999,890

REPURCHASE AGREEMENTS††,3 - 71.4%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[4]	5,906,956	5,906,956
BNP Paribas Securities Corp. issued 03/31/11 at 0.05% due 04/01/11	2,645,717	2,645,717
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	2,383,383	2,383,383
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	2,383,383	2,383,383
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	2,383,383	2,383,383

Total Repurchase Agreements (Cost $15,702,822)		15,702,822

Total Investments - 94.4% (Cost $19,587,239)		$20,761,211
Cash & Other Assets, Less Liabilities - 5.6%		1,235,089

Total Net Assets - 100.0%		$21,996,300

		Unrealized
	Contracts	Gain
FUTURE CONTRACTS PURCHASED†
June 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,607,720)	31	$82,628

	Units
EQUITY INDEX SWAP AGREEMENTS ††
Goldman Sachs International April 2011 Russell 2000 Index Swap, Terminating 4/27/2011[5] (Notional Value $17,527,496)	20,778	$444,406
Credit Suisse Capital, LLC April 2011 Russell 2000 Index Swap, Terminating 4/28/2011[5] (Notional Value $10,168,295)	12,054	217,934

Schedule of Investments	Domestic Equity Funds
March 31, 2011 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Units
Morgan Stanley Capital Services, Inc. April 2011 Russell 2000 Index Swap, Terminating 4/26/2011[5] (Notional Value $463,376)	549	11,017
(Total Notional Value $28,159,167)		$673,357

*	Non-income producing security

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

†††	Value determined based on Level 3 inputs — See Note 3.

1	Illiquid security.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 2.

4	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

5	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds Inverse Russell 2000® Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 36.9%
Federal Home Loan Bank[1]
0.05% due 04/25/11	$700,000	$699,974
Fannie Mae[2]
0.07% due 05/04/11	700,000	699,955

Total Federal Agency Discount Notes (Cost $1,399,929)		1,399,929

REPURCHASE AGREEMENTS††,3 - 64.0%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[4]	894,379	894,379
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	414,731	414,731
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	373,608	373,609
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	373,608	373,608
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	373,608	373,608

Total Repurchase Agreements (Cost $2,429,935)		2,429,935

Total Investments - 100.9% (Cost $3,829,864)		$3,829,864
Liabilities, Less Cash & Other Assets — (0.9)%		(32,756)

Total Net Assets - 100.0%		$3,797,108

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
June 2011 Russell 2000 Index
Mini Futures Contracts (Aggregate Value of Contracts $1,009,440)	12	$(28,802)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc.
April 2011 Russell 2000 Index Swap, Terminating 04/26/11[5] (Notional Value $389,979)	462	$(9,287)
Goldman Sachs International
April 2011 Russell 2000 Index Swap, Terminating 04/27/11[5] (Notional Value $418,191)	496	(11,114)
Credit Suisse Capital, LLC
April 2011 Russell 2000 Index Swap, Terminating 04/28/11[5] (Notional Value $2,009,878)	2,383	(48,217)

(Total Notional Value $2,818,048)		$(68,618)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

3	Repurchase Agreements — See Note 2.

4	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

5	Total Return based on Russell 2000 Index +/- financing at a variable rate.

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds S&P SmallCap 600 Pure Growth Fund

	Shares	Value
COMMON STOCKS† - 98.1%
Information Technology - 32.6%
Interactive Intelligence, Inc.*	10,257	$397,048
Synchronoss Technologies, Inc.*	10,940	380,165
Sourcefire, Inc.*	12,312	338,703
Netscout Systems, Inc.*	11,644	318,114
CommVault Systems, Inc.*	7,726	308,113
TriQuint Semiconductor, Inc.*	23,235	299,964
RightNow Technologies, Inc.*	9,561	299,259
Blue Coat Systems, Inc.*	10,614	298,890
Ebix, Inc.*	11,674	276,090
comScore, Inc.*	9,227	272,289
Taleo Corp. — Class A*	7,442	265,307
Wright Express Corp.*	5,017	260,081
Kopin Corp.*	53,767	246,791
Volterra Semiconductor Corp.*	9,913	246,140
TTM Technologies, Inc.*	13,172	239,204
Kulicke & Soffa Industries, Inc.*	24,969	233,460
MicroStrategy, Inc. — Class A*	1,708	229,692
Bottomline Technologies, Inc.*	8,818	221,685
Diodes, Inc.*	6,459	219,994
Ceva, Inc.*	8,010	214,107
MAXIMUS, Inc.	2,634	213,802
Mercury Computer Systems, Inc.*	9,232	195,349
Blackbaud, Inc.	7,109	193,649
Liquidity Services, Inc.*	10,700	191,102
Cardtronics, Inc.*	9,260	188,441
Tyler Technologies, Inc.*	7,913	187,617
Radiant Systems, Inc.*	9,793	173,336
Power Integrations, Inc.	4,320	165,586
Oplink Communications, Inc.*	8,492	165,509
Perficient, Inc.*	13,616	163,528
Stratasys, Inc.*	3,404	159,988
OSI Systems, Inc.*	3,863	144,978
Synaptics, Inc.*	4,966	134,181
Smith Micro Software, Inc.*	14,085	131,836
Novatel Wireless, Inc.*	22,505	122,877
DTS, Inc.*	2,540	118,440
Veeco Instruments, Inc.*	2,329	118,406
j2 Global Communications, Inc.*	4,002	118,099
CSG Systems International, Inc.*	5,879	117,227
Websense, Inc.*	4,965	114,046
Netgear, Inc.*	3,512	113,929
JDA Software Group, Inc.*	3,610	109,239
Hittite Microwave Corp.*	1,710	109,047
Littelfuse, Inc.	1,870	106,777
DG FastChannel, Inc.*	3,239	104,361
Monolithic Power Systems, Inc.*	6,857	97,301
iGate Corp.	4,250	79,773
Forrester Research, Inc.	1,998	76,503
Stamps.com, Inc.	5,669	75,681
Viasat, Inc.*	1,671	66,573
Global Payments, Inc.	1	49

Total Information Technology		9,622,326

Consumer Discretionary - 25.2%
Sturm Ruger & Company, Inc.	18,718	429,952
Jos A. Bank Clothiers, Inc.*	6,483	329,855
BJ’s Restaurants, Inc.*	7,719	303,588
DineEquity, Inc.*	5,305	291,669
CROCS, Inc.*	15,253	272,114
Texas Roadhouse, Inc. — Class A	16,014	272,078
Buffalo Wild Wings, Inc.*	4,654	253,317
Lumber Liquidators Holdings, Inc.*	10,066	251,549
Iconix Brand Group, Inc.*	11,492	246,848
Cabela’s, Inc.*	9,257	231,518
Buckle, Inc.	5,586	225,674
Coinstar, Inc.*	4,877	223,952
Steven Madden Ltd.*	4,758	223,293
Kirkland’s, Inc.*	14,421	222,660
Interval Leisure Group, Inc.*	13,347	218,223
True Religion Apparel, Inc.*	8,840	207,475
Zumiez, Inc.*	7,396	195,476
PF Chang’s China Bistro, Inc.	4,225	195,153
Peet’s Coffee & Tea, Inc.*	3,896	187,359
CEC Entertainment, Inc.	4,700	177,331
Maidenform Brands, Inc.*	6,204	177,248
Monro Muffler Brake, Inc.	5,353	176,542
HSN, Inc.*	5,348	171,296
National Presto Industries, Inc.	1,437	161,921
Arbitron, Inc.	3,972	158,999
Cracker Barrel Old Country Store, Inc.	3,069	150,811
Hibbett Sports, Inc.*	4,188	149,972
Biglari Holdings, Inc.*	351	148,666
Kid Brands, Inc.*	19,688	144,707
California Pizza Kitchen, Inc.*	8,490	143,311
Blue Nile, Inc.*	2,479	133,841
American Public Education, Inc.*	3,110	125,800
Pre-Paid Legal Services, Inc.*	1,815	119,790
Universal Electronics, Inc.*	3,537	104,554
Volcom, Inc.	5,297	98,153
Capella Education Co.*	1,950	97,091
PetMed Express, Inc.	5,963	94,573
Universal Technical Institute, Inc.	3,508	68,231
Carter’s, Inc.*	2,350	67,281

Total Consumer Discretionary		7,451,871

Health Care - 20.7%
Air Methods Corp.*	5,095	342,639
MWI Veterinary Supply, Inc.*	3,942	318,041
Hi-Tech Pharmacal Company, Inc.*	15,014	302,232
Regeneron Pharmaceuticals, Inc.*	6,572	295,346
Arqule, Inc.*	36,691	262,708
HMS Holdings Corp.*	3,180	260,283
Quality Systems, Inc.	3,101	258,437
Healthspring, Inc.*	6,888	257,405
IPC The Hospitalist Company, Inc.*	5,605	254,523
Par Pharmaceutical Companies, Inc.*	8,069	250,784
Catalyst Health Solutions, Inc.*	4,145	231,830
Neogen Corp.*	5,247	217,121
American Medical Systems Holdings, Inc.*	10,010	216,616
Align Technology, Inc.*	9,920	203,162
Questcor Pharmaceuticals, Inc.*	13,955	201,092
Parexel International Corp.*	7,660	190,734
Ensign Group, Inc.	5,832	186,216
Corvel Corp.*	3,190	169,644
Cubist Pharmaceuticals, Inc.*	6,131	154,746

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds S&P SmallCap 600 Pure Growth Fund

	Shares	Value
COMMON STOCKS† - 98.1% (continued)
Health Care - 20.7% (continued)
Cyberonics, Inc.*	4,850	$154,278
Bio-Reference Labs, Inc.*	6,862	153,983
Dionex Corp.*	1,255	148,153
Integra LifeSciences Holdings Corp.*	3,115	147,713
Almost Family, Inc.*	3,749	141,112
Abaxis, Inc.*	4,678	134,914
Salix Pharmaceuticals Ltd.*	3,616	126,668
Viropharma, Inc.*	6,040	120,196
Chemed Corp.	1,510	100,581
Haemonetics Corp.*	1,380	90,445
Zoll Medical Corp.*	1,948	87,290
Kensey Nash Corp.*	3,374	84,046
Enzo Biochem, Inc.*	14,556	60,990

Total Health Care		6,123,928

Industrials - 4.9%
Dolan Co.*	23,588	286,358
Consolidated Graphics, Inc.*	3,450	188,473
Triumph Group, Inc.	1,963	173,627
Vicor Corp.	8,724	143,859
American Science & Engineering, Inc.	1,410	130,228
II-VI, Inc.*	2,492	123,977
Allegiant Travel Co. - Class A	2,822	123,632
Exponent, Inc.*	2,630	117,324
Orion Marine Group, Inc.*	9,362	100,548
Healthcare Services Group, Inc.	4,232	74,399

Total Industrials		1,462,425

Financials - 4.5%
World Acceptance Corp.*	4,751	309,765
Ezcorp, Inc. - Class A*	6,309	198,040
Portfolio Recovery Associates, Inc.*	2,273	193,501
Cash America International, Inc.	3,995	183,970
First Cash Financial Services, Inc.*	4,684	180,802
Stifel Financial Corp.*	1,674	120,176
Signature Bank *	1,246	70,274
eHealth, Inc.*	5,127	68,189

Total Financials		1,324,717

Materials - 3.4%
Buckeye Technologies, Inc.	9,704	264,240
KapStone Paper and Packaging Corp.*	13,747	236,036
Balchem Corp.	5,682	213,189
Schweitzer-Mauduit International, Inc.	3,587	181,538
Quaker Chemical Corp.	2,546	102,273

Total Materials		997,276

Consumer Staples - 3.3%
Medifast, Inc.*	11,388	224,913
TreeHouse Foods, Inc.*	3,756	213,604
Boston Beer Company, Inc. - Class A*	2,305	213,489
Darling International, Inc.*	13,137	201,916
Calavo Growers, Inc.	5,846	127,735

Total Consumer Staples		981,657

Energy - 2.4%
Gulfport Energy Corp.*	8,449	305,431
Contango Oil & Gas Co.*	2,464	155,823
Oil States International, Inc.*	1,683	128,144
CARBO Ceramics, Inc.	800	112,896

Total Energy		702,294

Telecommunication Services - 1.1%
Neutral Tandem, Inc.*	9,310	137,322
Atlantic Tele-Network, Inc.	3,004	111,719
Cbeyond, Inc.*	5,742	67,009

Total Telecommunication Services		316,050

Total Common Stocks (Cost $23,141,283)		28,982,544

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$196,213	$196,213

Total Repurchase Agreement (Cost $196,213)		196,213

Total Investments - 98.7% (Cost $23,337,496)		$29,178,757
Cash & Other Assets, Less Liabilities - 1.3%		370,594

Total Net Assets - 100.0%		$29,549,351

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds S&P MidCap 400 Pure Growth Fund

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer Discretionary - 31.0%
Chipotle Mexican Grill, Inc. — Class A*	4,421	$1,204,148
Deckers Outdoor Corp.*	13,826	1,191,110
Ascena Retail Group, Inc.*	32,048	1,038,676
Fossil, Inc.*	10,804	1,011,795
Guess?, Inc.	23,362	919,295
Aeropostale, Inc.*	37,497	911,927
Cheesecake Factory, Inc.*	30,102	905,769
Under Armour, Inc. — Class A*	13,189	897,511
Panera Bread Co. — Class A*	6,765	859,155
Tractor Supply Co.	12,988	777,462
LKQ Corp.*	30,309	730,447
Life Time Fitness, Inc.*	18,389	686,094
Phillips-Van Heusen Corp.	9,718	631,962
Dick’s Sporting Goods, Inc.*	15,300	611,694
Chico’s FAS, Inc.	38,058	567,064
Dollar Tree, Inc.*	9,717	539,488
Warnaco Group, Inc.*	9,342	534,269
PetSmart, Inc.	12,457	510,114
Polaris Industries, Inc.	5,855	509,502
Tupperware Brands Corp.	8,424	502,997
DreamWorks Animation SKG, Inc. — Class A*	17,140	478,720
Williams-Sonoma, Inc.	11,024	446,472
ITT Educational Services, Inc.*	6,141	443,073
Advance Auto Parts, Inc.	6,382	418,787
ANN, Inc.*	13,018	378,954
Bally Technologies, Inc.*	7,020	265,707
Strayer Education, Inc.	1,831	238,927
Lamar Advertising Co. — Class A*	5,927	218,943
Gentex Corp.	7,154	216,408
WMS Industries, Inc.*	5,430	191,950

Total Consumer Discretionary		18,838,420

Information Technology - 27.6%
Rackspace Hosting, Inc.*	34,732	1,488,266
Riverbed Technology, Inc.*	30,185	1,136,465
TIBCO Software, Inc.*	36,148	985,033
Informatica Corp.*	18,852	984,640
Skyworks Solutions, Inc.*	29,863	968,158
Cree, Inc.*	15,610	720,558
Advent Software, Inc.*	22,960	658,263
Polycom, Inc.*	12,548	650,614
Equinix, Inc.*	6,884	627,132
Concur Technologies, Inc.*	10,759	596,587
ANSYS, Inc.*	10,730	581,459
Factset Research Systems, Inc.	5,490	574,968
Lender Processing Services, Inc.	16,579	533,678
Solera Holdings, Inc.	10,280	525,308
Gartner, Inc.*	11,586	482,789
MICROS Systems, Inc.*	9,438	466,520
Rovi Corp.*	8,648	463,965
ADTRAN, Inc.	9,772	414,919
Atmel Corp.*	28,908	394,016
Semtech Corp.*	15,544	388,911
Alliance Data Systems Corp.*	4,332	372,075
Global Payments, Inc.	7,295	356,871
Quest Software, Inc.*	13,890	352,667
Digital River, Inc.*	8,350	312,541
Jack Henry & Associates, Inc.	8,092	274,238
Silicon Laboratories, Inc.*	6,179	266,995
NeuStar, Inc. — Class A*	10,000	255,800
QLogic Corp.*	13,690	253,949
ACI Worldwide, Inc.*	7,355	241,244
Zebra Technologies Corp. — Class A*	5,558	218,096
RF Micro Devices, Inc.*	28,404	182,070

Total Information Technology		16,728,795

Health Care - 16.2%
Medicis Pharmaceutical Corp. — Class A	29,640	949,666
Allscripts Healthcare Solutions, Inc.*	40,852	857,483
Cooper Companies, Inc.	12,300	854,235
United Therapeutics Corp.*	10,790	723,146
Health Management Associates, Inc. — Class A*	63,150	688,335
Perrigo Co.	8,450	671,944
Mednax, Inc.*	10,087	671,895
IDEXX Laboratories, Inc.*	8,066	622,856
Endo Pharmaceuticals Holdings, Inc.*	15,944	608,423
Kinetic Concepts, Inc.*	11,119	605,096
Universal Health Services, Inc. — Class B	11,962	591,042
ResMed, Inc.*	15,925	477,750
Lincare Holdings, Inc.	15,598	462,637
Gen-Probe, Inc.*	5,960	395,446
Thoratec Corp.*	13,677	354,645
Mettler-Toledo International, Inc.*	1,751	301,172

Total Health Care		9,835,771

Energy - 5.5%
Atwood Oceanics, Inc.*	17,822	827,475
Oceaneering International, Inc.*	9,072	811,490
Dril-Quip, Inc.*	8,855	699,811
Northern Oil and Gas, Inc.*	19,960	532,932
Bill Barrett Corp.*	11,583	462,278

Total Energy		3,333,986

Materials - 5.1%
NewMarket Corp.	7,410	1,172,410
Lubrizol Corp.	5,495	736,110
Intrepid Potash, Inc.*	16,540	575,923
Compass Minerals International, Inc.	4,343	406,201
Albemarle Corp.	3,792	226,648

Total Materials		3,117,292

Industrials - 4.6%
Bucyrus International, Inc. — Class A	12,461	1,139,558
BE Aerospace, Inc.*	21,609	767,768
Copart, Inc.*	9,340	404,702
Woodward, Inc.	8,080	279,245
Rollins, Inc.	10,640	215,992

Total Industrials		2,807,265

Financials - 4.4%
SL Green Realty Corp.	9,291	698,683

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds S&P MidCap 400 Pure Growth Fund

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financials - 4.4% (continued)
Jones Lang LaSalle, Inc.	4,709	$469,676
Macerich Co.	9,382	464,691
Waddell & Reed Financial, Inc. - Class A	9,205	373,815
Corporate Office Properties Trust	10,038	362,773
MSCI, Inc. - Class A*	7,898	290,804

Total Financials		2,660,442

Consumer Staples - 4.2%
Green Mountain Coffee Roasters, Inc.*	28,472	1,839,576
Hansen Natural Corp.*	11,748	707,582

Total Consumer Staples		2,547,158

Telecommunication Services - 0.9%
tw telecom, Inc. - Class A*	27,625	530,400

Total Common Stocks (Cost $46,085,048)		60,399,529

WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	6	1

Total Warrant (Cost $—)		1

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$314,424	$314,424

Total Repurchase Agreement (Cost $314,424)		314,424

Total Investments - 100.0% (Cost $46,399,472)		$60,713,954
Liabilities, Less Cash & Other Assets - 0.0%		(11,412)

Total Net Assets - 100.0%		$60,702,542

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds S&P 500 Pure Growth Fund

	Shares	Value
COMMON STOCKS† - 99.6%
Information Technology - 28.5%
Cognizant Technology Solutions Corp. — Class A*	11,523	$937,972
Apple, Inc.*	2,487	866,595
Western Digital Corp.*	22,286	831,045
Micron Technology, Inc.*	68,490	784,895
Red Hat, Inc.*	16,541	750,796
Salesforce.com, Inc.*	5,314	709,844
NetApp, Inc.*	13,454	648,214
Juniper Networks, Inc.*	14,428	607,130
F5 Networks, Inc.*	5,800	594,906
JDS Uniphase Corp.*	27,063	563,993
Akamai Technologies, Inc.*	14,821	563,198
eBay, Inc.*	18,126	562,631
Teradata Corp.*	10,123	513,236
Citrix Systems, Inc.*	6,432	472,495
Google, Inc. — Class A*	717	420,313
Oracle Corp.	12,570	419,461
Visa, Inc. — Class A	5,670	417,425
Broadcom Corp. — Class A	10,564	416,010
Mastercard, Inc. — Class A	1,650	415,338
EMC Corp.*	15,359	407,781
Intuit, Inc.*	7,388	392,303
SanDisk Corp.*	8,396	386,972
FLIR Systems, Inc.	9,598	332,187
BMC Software, Inc.*	6,204	308,587
Advanced Micro Devices, Inc.*	34,600	297,560
Altera Corp.	6,729	296,211
Analog Devices, Inc.	6,716	264,476
Amphenol Corp. — Class A	4,732	257,374
Linear Technology Corp.	7,151	240,488
Symantec Corp.*	12,737	236,144
International Business Machines Corp.	1,405	229,113
Xilinx, Inc.	5,524	181,187
Microsoft Corp.	6,447	163,496

Total Information Technology		15,489,376

Consumer Discretionary - 28.1%
Netflix, Inc.*	4,280	1,015,772
Priceline.com, Inc.*	1,967	996,167
Amazon.com, Inc.*	4,559	821,213
Coach, Inc.	13,361	695,306
Discovery Communications, Inc. — Class A*	16,179	645,542
Wynn Resorts Ltd.	5,072	645,412
AutoZone, Inc.*	2,309	631,650
Expedia, Inc.	25,630	580,776
Starbucks Corp.	15,627	577,418
Ross Stores, Inc.	7,980	567,538
Nordstrom, Inc.	11,828	530,841
O’Reilly Automotive, Inc.*	9,144	525,414
DIRECTV — Class A*	11,070	518,076
Wyndham Worldwide Corp.	14,950	475,560
Darden Restaurants, Inc.	8,885	436,520
Tiffany & Co.	6,920	425,165
Limited Brands, Inc.	12,470	410,014
Polo Ralph Lauren Corp. — Class A	3,209	396,793
Hasbro, Inc.	8,326	389,990
CarMax, Inc.*	11,689	375,217
Cablevision Systems Corp. — Class A	10,720	371,019
Urban Outfitters, Inc.*	12,109	361,211
DeVry, Inc.	6,540	360,158
Comcast Corp. — Class A	14,146	349,689
TJX Companies, Inc.	6,436	320,062
Bed Bath & Beyond, Inc.*	6,560	316,651
Yum! Brands, Inc.	5,437	279,353
Apollo Group, Inc. — Class A*	6,188	258,101
Family Dollar Stores, Inc.	4,650	238,638
Interpublic Group of Companies, Inc.	18,900	237,573
Starwood Hotels & Resorts Worldwide, Inc.	3,676	213,649
Scripps Networks Interactive, Inc. — Class A	2,840	142,256
NIKE, Inc. — Class B	1,700	128,690

Total Consumer Discretionary		15,237,434

Health Care - 16.8%
Tenet Healthcare Corp.*	126,713	944,012
CIGNA Corp.	15,606	691,034
Intuitive Surgical, Inc.*	1,873	624,571
Watson Pharmaceuticals, Inc.*	9,355	523,974
Mylan, Inc.*	22,030	499,420
Edwards Lifesciences Corp.*	5,400	469,800
Biogen Idec, Inc.*	6,348	465,880
Life Technologies Corp.*	8,806	461,610
Gilead Sciences, Inc.*	9,373	397,790
Express Scripts, Inc. — Class A*	6,673	371,085
Cerner Corp.*	3,305	367,516
Allergan, Inc.	5,107	362,699
St. Jude Medical, Inc.	7,000	358,820
Medco Health Solutions, Inc.*	6,165	346,226
Hospira, Inc.*	6,168	340,474
Celgene Corp.*	5,613	322,916
Laboratory Corporation of America Holdings*	3,307	304,674
Varian Medical Systems, Inc.*	3,944	266,772
Waters Corp.*	3,008	261,395
Patterson Companies, Inc.	7,220	232,412
Agilent Technologies, Inc.*	3,955	177,105
Genzyme Corp.*	2,183	166,235
Eli Lilly & Co.	4,560	160,375

Total Health Care		9,116,795

Energy - 7.5%
Massey Energy Co.	9,249	632,262
National Oilwell Varco, Inc.	7,859	622,983
FMC Technologies, Inc.*	5,983	565,274
Pioneer Natural Resources Co.	5,126	522,442
Cameron International Corp.*	8,932	510,017
Diamond Offshore Drilling, Inc.	4,990	387,723
Peabody Energy Corp.	4,442	319,646
Southwestern Energy Co.*	6,674	286,782
Consol Energy, Inc.	3,759	201,595

Total Energy		4,048,724

Industrials - 7.0%
Joy Global, Inc.	8,070	797,397
Flowserve Corp.	3,909	503,479

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds S&P 500 Pure Growth Fund

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrials - 7.0% (continued)
First Solar, Inc.*	2,547	$409,659
Cummins, Inc.	3,098	339,603
Stericycle, Inc.*	3,693	327,458
Goodrich Corp.	3,569	305,257
Ingersoll-Rand plc	5,752	277,879
Deere & Co.	2,812	272,455
WW Grainger, Inc.	1,624	223,592
Rockwell Automation, Inc.	2,317	219,304
Precision Castparts Corp.	1,028	151,301

Total Industrials		3,827,384

Materials - 4.2%
CF Industries Holdings, Inc.	4,545	621,711
Freeport-McMoRan Copper & Gold, Inc. - Class B	9,306	516,948
Newmont Mining Co.	5,192	283,379
FMC Corp.	2,920	247,996
International Flavors & Fragrances, Inc.	3,592	223,782
Ball Corp.	6,037	216,426
Sigma-Aldrich Corp.	2,555	162,600

Total Materials		2,272,842

Consumer Staples - 3.6%
Whole Foods Market, Inc.	10,206	672,575
Coca-Cola Enterprises, Inc.	15,920	434,616
Estee Lauder Companies, Inc. - Class A	4,340	418,203
Dr Pepper Snapple Group, Inc.	7,008	260,417
Coca-Cola Co.	2,350	155,923

Total Consumer Staples		1,941,734

Financials - 2.7%
Ventas, Inc.	8,866	481,424
IntercontinentalExchange, Inc.*	3,369	416,206
Ameriprise Financial, Inc.	4,833	295,200
CB Richard Ellis Group, Inc. - Class A*	10,792	288,146

Total Financials		1,480,976

Telecommunication Services - 1.2%
MetroPCS Communications, Inc.*	20,435	331,864
American Tower Corp. - Class A*	6,157	319,056

Total Telecommunication Services		650,920

Total Common Stocks (Cost $43,025,097)		54,066,185

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$269,105	$269,105

Total Repurchase Agreement (Cost $269,105)		269,105

Total Investments - 100.1% (Cost $43,294,202)		$54,335,290
Liabilities, Less Cash & Other Assets - (0.1)%		(79,982)

Total Net Assets - 100.0%		$54,255,308

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

plc	Public Limited Company

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds S&P SmallCap 600 Pure Value Fund

	Shares	Value
COMMON STOCKS† - 99.1%
Consumer Discretionary - 24.1%
Audiovox Corp. — Class A*	36,738	$293,904
Corinthian Colleges, Inc.*	61,620	272,360
Red Robin Gourmet Burgers, Inc.*	8,471	227,870
MarineMax, Inc.*	19,891	196,125
La-Z-Boy, Inc.*	20,274	193,617
Lithia Motors, Inc. — Class A	13,278	193,593
Spartan Motors, Inc.	27,266	187,045
Tuesday Morning Corp.*	37,870	185,563
Standard Pacific Corp.*	49,089	183,102
Group 1 Automotive, Inc.	4,042	172,998
O’Charleys, Inc.*	28,954	172,855
Sonic Automotive, Inc. — Class A	11,801	165,332
Fred’s, Inc. — Class A	12,142	161,732
Christopher & Banks Corp.	23,158	150,064
Stage Stores, Inc.	7,631	146,668
HOT Topic, Inc.	25,426	144,928
Standard Motor Products, Inc.	9,474	131,025
Zale Corp.*	31,359	125,122
Stein Mart, Inc.	12,248	123,827
Brown Shoe Company, Inc.	9,773	119,426
Callaway Golf Co.	17,506	119,391
PEP Boys-Manny Moe & Jack	9,182	116,703
Haverty Furniture Companies, Inc.	8,088	107,247
Quiksilver, Inc.*	21,729	96,042
Blyth, Inc.	2,605	84,637
Ruth’s Hospitality Group, Inc.*	16,332	84,273
Jack in the Box, Inc.*	3,109	70,512
Live Nation Entertainment, Inc.*	6,970	69,700
Coldwater Creek, Inc.*	25,705	67,861
Helen of Troy Ltd.*	2,226	65,444
OfficeMax, Inc.*	5,005	64,765
Multimedia Games, Inc.*	10,630	60,910
Ruby Tuesday, Inc.*	3,925	51,457
Skechers U.S.A., Inc. — Class A*	2,190	44,983
Marcus Corp.	3,200	34,880

Total Consumer Discretionary		4,685,961

Industrials - 17.5%
School Specialty, Inc.*	22,087	315,844
Skywest, Inc.	14,915	252,362
SFN Group, Inc.*	14,917	210,180
EMCOR Group, Inc.*	5,506	170,521
Apogee Enterprises, Inc.	12,729	167,895
Comfort Systems USA, Inc.	10,823	152,280
Gibraltar Industries, Inc.*	12,702	151,535
Federal Signal Corp.	23,175	150,869
Navigant Consulting, Inc.*	14,410	143,956
Universal Forest Products, Inc.	3,799	139,233
United Stationers, Inc.	1,896	134,711
ABM Industries, Inc.	4,840	122,888
Briggs & Stratton Corp.	5,284	119,683
Lydall, Inc.*	12,130	107,836
Kelly Services, Inc. — Class A*	4,908	106,553
G&K Services, Inc. — Class A	3,120	103,740
Griffon Corp.*	7,684	100,891
On Assignment, Inc.*	10,145	95,972
Dycom Industries, Inc.*	5,199	90,151
Powell Industries, Inc.*	2,072	81,720
Lawson Products, Inc.	3,514	80,962
CDI Corp.	5,062	74,867
GenCorp, Inc.*	12,340	73,793
AAR Corp.*	2,245	62,231
Standard Register Co.	18,089	60,055
Standex International Corp.	1,532	58,047
Curtiss-Wright Corp.	1,650	57,981

Total Industrials		3,386,756

Financials - 15.3%
SWS Group, Inc.	49,582	300,963
Wilmington Trust Corp.	43,975	198,767
Piper Jaffray Companies, Inc.*	3,989	165,264
Investment Technology Group, Inc.*	7,406	134,715
Stewart Information Services Corp.	12,597	132,017
Susquehanna Bancshares, Inc.	14,034	131,218
Wintrust Financial Corp.	3,514	129,140
Hanmi Financial Corp.*	100,671	124,832
Selective Insurance Group, Inc.	6,986	120,858
United Community Banks, Inc.*	50,071	118,668
Horace Mann Educators Corp.	7,014	117,835
Bank Mutual Corp.	25,473	107,751
First BanCorp*	21,252	106,260
Presidential Life Corp.	11,075	105,545
Delphi Financial Group, Inc. — Class A	2,981	91,547
Whitney Holding Corp.	6,037	82,224
First Midwest Bancorp, Inc.	6,631	78,179
Pinnacle Financial Partners, Inc.*	4,132	68,343
Navigators Group, Inc.*	1,295	66,692
AMERISAFE, Inc.*	2,929	64,760
United Fire & Casualty Co.	3,142	63,500
Interactive Brokers Group, Inc. — Class A	3,807	60,493
Infinity Property & Casualty Corp.	1,001	59,549
Boston Private Financial Holdings, Inc.	7,712	54,524
Prospect Capital Corp.	4,210	51,404
Cedar Shopping Centers, Inc.	8,285	49,959
PrivateBancorp, Inc. — Class A	3,246	49,631
Safety Insurance Group, Inc.	1,072	49,430
Kite Realty Group Trust	8,709	46,245
Wilshire Bancorp, Inc.	9,382	45,972

Total Financials		2,976,285

Information Technology - 15.2%
Ciber, Inc.*	72,618	486,541
StarTek, Inc.*	61,595	310,439
Agilysys, Inc.*	50,266	288,527
Insight Enterprises, Inc.*	12,678	215,906
SYNNEX Corp.*	6,282	205,610
Brightpoint, Inc.*	14,176	153,668
Benchmark Electronics, Inc.*	7,439	141,118
Scansource, Inc.*	3,657	138,929
Brooks Automation, Inc.*	8,853	121,552
Gerber Scientific, Inc.*	12,750	119,340
CACI International, Inc. — Class A*	1,920	117,734
Black Box Corp.	2,829	99,439
United Online, Inc.	15,125	95,363
THQ, Inc.*	20,630	94,073

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds S&P SmallCap 600 Pure Value Fund

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Information Technology - 15.2% (continued)
Hutchinson Technology, Inc.*	31,770	$89,591
Anixter International, Inc.	1,110	77,578
Infospace, Inc.*	6,220	53,865
Arris Group, Inc.*	4,041	51,482
Digi International, Inc.*	4,685	49,474
Comtech Telecommunications Corp.	1,593	43,298

Total Information Technology		2,953,527

Health Care - 12.3%
Kendle International, Inc.*	29,969	320,968
Molina Healthcare, Inc.*	6,947	277,880
RehabCare Group, Inc.*	6,272	231,249
PharMerica Corp.*	19,765	226,112
Centene Corp.*	6,437	212,292
Healthways, Inc.*	13,777	211,752
Amedisys, Inc.*	4,548	159,180
Cross Country Healthcare, Inc.*	18,057	141,386
Gentiva Health Services, Inc.*	4,656	130,508
Cambrex Corp.*	22,744	125,092
Amsurg Corp. - Class A*	4,090	104,050
Invacare Corp.	3,196	99,459
Symmetry Medical, Inc.*	9,535	93,443
CONMED Corp.*	2,011	52,849

Total Health Care		2,386,220

Consumer Staples - 5.5%
Seneca Foods Corp. - Class A*	9,530	284,661
Alliance One International, Inc.*	55,437	222,857
Spartan Stores, Inc.	10,034	148,403
Nash Finch Co.	3,888	147,511
Central Garden and Pet Co. - Class A*	15,751	145,066
Sanderson Farms, Inc.	1,660	76,227
Casey’s General Stores, Inc.	1,273	49,647

Total Consumer Staples		1,074,372

Materials - 3.4%
A. Schulman, Inc.	6,453	159,518
Headwaters, Inc.*	19,079	112,566
Wausau Paper Corp.	13,421	102,536
AM Castle & Co.*	4,557	86,036
Myers Industries, Inc.	7,805	77,504
Kaiser Aluminum Corp.	1,451	71,462
Stepan Co.	681	49,373

Total Materials		658,995

Energy - 3.1%
World Fuel Services Corp.	4,018	163,171
Hornbeck Offshore Services, Inc.*	4,958	152,954
Matrix Service Co.*	6,701	93,144
Holly Corp.	1,450	88,102
Tetra Technologies, Inc.*	3,987	61,400
Bristow Group, Inc.*	1,022	48,341

Total Energy		607,112

Utilities - 2.3%
Central Vermont Public Service Corp.	4,903	114,191
Laclede Group, Inc.	2,757	105,042
Avista Corp.	3,595	83,152
NorthWestern Corp.	1,715	51,964
CH Energy Group, Inc.	926	46,800
Southwest Gas Corp.	1,177	45,868

Total Utilities		447,017

Telecommunication Services - 0.4%
Cincinnati Bell, Inc.*	25,700	68,876

Total Common Stocks (Cost $16,017,298)		19,245,121

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.9%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$178,680	$178,680

Total Repurchase Agreement (Cost $178,680)		178,680

Total Investments - 100.0% (Cost $16,195,978)		$19,423,801
Liabilities, Less Cash & Other Assets - 0.0%		(7,892)

Total Net Assets - 100.0%		$19,415,909

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds S&P MidCap 400 Pure Value Fund

	Shares	Value
COMMON STOCKS† - 99.6%
Financials - 22.8%
First American Financial Corp.	38,157	$629,591
Unitrin, Inc.	17,448	538,794
Reinsurance Group of America, Inc. — Class A	7,076	444,231
Protective Life Corp.	14,323	380,276
Transatlantic Holdings, Inc.	6,371	310,077
American Financial Group, Inc.	8,694	304,464
Everest Re Group Ltd.	3,334	293,992
Hanover Insurance Group, Inc.	5,987	270,912
Fidelity National Financial, Inc. — Class A	19,143	270,491
BancorpSouth, Inc.	17,273	266,868
StanCorp Financial Group, Inc.	5,371	247,711
Old Republic International Corp.	17,789	225,742
W.R. Berkley Corp.	6,690	215,485
HCC Insurance Holdings, Inc.	6,301	197,284
Astoria Financial Corp.	13,261	190,561
Washington Federal, Inc.	10,669	185,000
International Bancshares Corp.	9,745	178,723
Mercury General Corp.	4,450	174,128
Fulton Financial Corp.	14,503	161,128
Synovus Financial Corp.	64,856	155,654
Associated Banc-Corp.	9,430	140,035
Hospitality Properties Trust	5,853	135,497
Webster Financial Corp.	5,890	126,223
Apollo Investment Corp.	9,595	115,716
First Niagara Financial Group, Inc.	7,779	105,639

Total Financials		6,264,222

Industrials - 13.6%
URS Corp.*	12,230	563,191
KBR, Inc.	10,101	381,515
Brink’s Co.	10,762	356,330
Manpower, Inc.	5,319	334,459
Granite Construction, Inc.	11,008	309,325
Aecom Technology Corp.*	10,492	290,943
AirTran Holdings, Inc.*	37,472	279,166
Harsco Corp.	7,881	278,120
Shaw Group, Inc.*	7,497	265,469
JetBlue Airways Corp.*	32,585	204,308
Trinity Industries, Inc.	5,300	194,351
Alliant Techsystems, Inc.	1,968	139,079
Con-way, Inc.	3,190	125,335

Total Industrials		3,721,591

Consumer Discretionary - 12.7%
Collective Brands, Inc.*	19,760	426,421
Boyd Gaming Corp.*	43,948	411,793
Regis Corp.	19,202	340,643
Barnes & Noble, Inc.	36,427	334,764
American Greetings Corp. — Class A	13,859	327,072
Wendy’s — Class A	51,790	260,504
Rent-A-Center, Inc. — Class A	6,731	234,979
Scholastic Corp.	8,342	225,568
Bob Evans Farms, Inc.	6,570	214,182
Mohawk Industries, Inc.*	3,050	186,507
Career Education Corp.*	6,830	155,178
Foot Locker, Inc.	7,280	143,562
KB Home	9,430	117,309
MDC Holdings, Inc.	4,130	104,695

Total Consumer Discretionary		3,483,177

Health Care - 12.5%
Kindred Healthcare, Inc.*	41,948	1,001,718
Omnicare, Inc.	20,737	621,903
Community Health Systems, Inc.*	13,710	548,263
Owens & Minor, Inc.	12,660	411,197
Health Net, Inc.*	12,101	395,703
LifePoint Hospitals, Inc.*	7,303	293,434
Teleflex, Inc.	2,792	161,880

Total Health Care		3,434,098

Information Technology - 12.3%
CoreLogic, Inc.	38,067	704,239
Ingram Micro, Inc. — Class A*	28,348	596,158
Tech Data Corp.*	11,301	574,769
Arrow Electronics, Inc.*	12,357	517,511
Avnet, Inc.*	13,080	445,897
AOL, Inc.*	12,784	249,672
SRA International, Inc. — Class A*	6,180	175,265
Convergys Corp.*	8,674	124,559

Total Information Technology		3,388,070

Utilities - 8.1%
PNM Resources, Inc.	33,769	503,833
Questar Corp.	16,642	290,403
Atmos Energy Corp.	8,107	276,449
N.V. Energy, Inc.	15,569	231,822
Great Plains Energy, Inc.	10,953	219,279
UGI Corp.	5,646	185,753
WGL Holdings, Inc.	4,204	163,956
Hawaiian Electric Industries, Inc.	5,267	130,622
Vectren Corp.	4,083	111,058
IDACORP, Inc.	2,766	105,385

Total Utilities		2,218,560

Consumer Staples - 6.4%
Smithfield Foods, Inc.*	22,803	548,640
Universal Corp.	10,077	438,753
BJ’s Wholesale Club, Inc.*	7,157	349,405
Ruddick Corp.	6,450	248,905
Ralcorp Holdings, Inc.*	2,721	186,198

Total Consumer Staples		1,771,901

Materials - 5.4%
Ashland, Inc.	5,354	309,247
Commercial Metals Co.	16,817	290,430
Reliance Steel & Aluminum Co.	4,240	244,987
Cabot Corp.	2,957	136,880
Worthington Industries, Inc.	6,532	136,649
Olin Corp.	5,427	124,387
Louisiana-Pacific Corp.*	11,542	121,191
Temple-Inland, Inc.	5,146	120,416

Total Materials		1,484,187

Energy - 5.0%
Overseas Shipholding Group, Inc.	10,920	350,969
Frontier Oil Corp.	10,733	314,692
Helix Energy Solutions Group, Inc.*	14,620	251,464
Tidewater, Inc.	2,932	175,480
Exterran Holdings, Inc.*	6,092	144,563

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds S&P MidCap 400 Pure Value Fund

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Energy - 5.0% (continued)
Southern Union Co.	4,388	$125,584

Total Energy		1,362,752

Telecommunication Services - 0.8%
Telephone & Data Systems, Inc.	6,297	212,209

Total Common Stocks (Cost $23,823,027)		27,340,767

WARRANT†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	27	5

Total Warrant (Cost $–)		5

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$97,758	$97,758

Total Repurchase Agreement (Cost $97,758)		97,758

Total Investments - 100.0% (Cost $23,920,785)		$27,438,530
Cash & Other Assets, Less Liabilities - 0.0%		3,538

Total Net Assets - 100.0%		$27,442,068

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds S&P 500 Pure Value Fund

	Shares	Value
COMMON STOCKS† - 99.9%
Financials - 25.6%
Hartford Financial Services Group, Inc.	20,436	$550,342
Assurant, Inc.	12,147	467,781
Capital One Financial Corp.	8,902	462,548
Bank of America Corp.	34,567	460,778
Unum Group	16,111	422,914
Allstate Corp.	12,702	403,670
Prudential Financial, Inc.	6,191	381,242
XL Group plc — Class A	15,224	374,510
Genworth Financial, Inc. — Class A*	26,807	360,822
Lincoln National Corp.	11,021	331,071
NASDAQ OMX Group, Inc.*	9,888	255,506
JPMorgan Chase & Co.	5,491	253,135
ACE Ltd.	3,764	243,531
Travelers Companies, Inc.	4,029	239,645
Cincinnati Financial Corp.	7,049	231,207
Principal Financial Group, Inc.	7,175	230,389
Fifth Third Bancorp	16,579	230,117
Loews Corp.	5,338	230,014
Citigroup, Inc.*	49,360	218,171
Regions Financial Corp.	28,012	203,367
BB&T Corp.	7,244	198,848
Weyerhaeuser Co.	7,857	193,282
SLM Corp.*	12,317	188,450
Legg Mason, Inc.	5,104	184,203
PNC Financial Services Group, Inc.	2,903	182,860
SunTrust Banks, Inc.	5,991	172,781
Morgan Stanley	6,288	171,788
NYSE Euronext	4,772	167,831
Chubb Corp.	2,604	159,651
Discover Financial Services	6,610	159,433
MetLife, Inc.	3,548	158,702
People’s United Financial, Inc.	12,028	151,312
Goldman Sachs Group, Inc.	854	135,333
Torchmark Corp.	1,891	125,714

Total Financials		8,900,948

Utilities - 15.8%
Constellation Energy Group, Inc.	23,699	737,750
NRG Energy, Inc.*	29,284	630,777
Pepco Holdings, Inc.	22,876	426,637
NiSource, Inc.	17,279	331,411
Ameren Corp.	11,328	317,977
AES Corp.*	24,280	315,640
FirstEnergy Corp.	6,131	227,399
Oneok, Inc.	3,363	224,917
DTE Energy Co.	4,555	223,013
Integrys Energy Group, Inc.	4,402	222,345
CMS Energy Corp.	9,221	181,101
Edison International	4,794	175,413
Consolidated Edison, Inc.	3,129	158,703
American Electric Power Company, Inc.	4,402	154,686
Nicor, Inc.	2,733	146,762
Progress Energy, Inc.	3,146	145,156
Duke Energy Corp.	7,877	142,968
Northeast Utilities	3,871	133,937
Sempra Energy	2,440	130,540
CenterPoint Energy, Inc.	7,259	127,468
Xcel Energy, Inc.	4,887	116,750
SCANA Corp.	2,888	113,701
Entergy Corp.	1,602	107,670

Total Utilities		5,492,721

Consumer Staples - 13.4%
Dean Foods Co.*	80,095	800,950
SUPERVALU, Inc.	86,146	769,284
Tyson Foods, Inc. — Class A	31,801	610,261
Archer-Daniels-Midland Co.	16,899	608,533
CVS Caremark Corp.	10,947	375,701
Kroger Co.	13,772	330,115
Safeway, Inc.	11,102	261,341
Costco Wholesale Corp.	3,376	247,528
Walgreen Co.	5,029	201,864
Wal-Mart Stores, Inc.	2,881	149,956
Sysco Corp.	5,065	140,301
ConAgra Foods, Inc.	5,797	137,679

Total Consumer Staples		4,633,513

Health Care - 10.9%
Coventry Health Care, Inc.*	22,113	705,184
Humana, Inc.*	7,916	553,645
WellPoint, Inc.	7,665	534,940
Aetna, Inc.	13,435	502,872
McKesson Corp.	5,896	466,079
Cardinal Health, Inc.	9,745	400,812
UnitedHealth Group, Inc.	7,066	319,383
CareFusion Corp.*	6,156	173,599
Boston Scientific Corp.*	18,662	134,180

Total Health Care		3,790,694

Consumer Discretionary - 10.8%
Sears Holdings Corp.*	8,727	721,287
GameStop Corp. — Class A*	21,350	480,802
Whirlpool Corp.	4,986	425,605
AutoNation, Inc.*	9,374	331,558
JC Penney Company, Inc.	7,343	263,687
DR Horton, Inc.	21,209	247,085
Time Warner, Inc.	5,855	209,024
Gannett Company, Inc.	13,701	208,666
Washington Post Co. — Class B	467	204,341
CBS Corp. — Class B	7,882	197,365
Goodyear Tire & Rubber Co.*	11,182	167,506
RadioShack Corp.	10,530	158,055
Lowe’s Companies, Inc.	5,590	147,744

Total Consumer Discretionary		3,762,725

Energy - 9.6%
Tesoro Corp.*	31,961	857,514
Valero Energy Corp.	27,135	809,166
Marathon Oil Corp.	9,560	509,643
Sunoco, Inc.	6,986	318,492
ConocoPhillips	3,049	243,493
QEP Resources, Inc.	5,860	237,564
Rowan Companies, Inc.*	5,038	222,579
Hess Corp.	1,466	124,918

Total Energy		3,323,369

Industrials - 5.8%
RR Donnelley & Sons Co.	19,214	363,550

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds S&P 500 Pure Value Fund

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrials - 5.8% (continued)
L-3 Communications Holdings, Inc.	4,403	$344,799
Jacobs Engineering Group, Inc.*	5,645	290,322
Northrop Grumman Corp.	4,115	258,052
Ryder System, Inc.	5,021	254,062
Masco Corp.	13,104	182,408
Quanta Services, Inc.*	7,889	176,950
General Electric Co.	7,342	147,207

Total Industrials		2,017,350

Information Technology - 3.5%
Jabil Circuit, Inc.	23,134	472,628
Computer Sciences Corp.	8,947	435,987
Xerox Corp.	16,337	173,989
Dell, Inc.*	8,576	124,438

Total Information Technology		1,207,042

Materials - 3.3%
International Paper Co.	9,556	288,400
AK Steel Holding Corp.	16,942	267,345
MeadWestvaco Corp.	8,372	253,923
Alcoa, Inc.	10,178	179,641
Sealed Air Corp.	5,279	140,738

Total Materials		1,130,047

Telecommunication Services - 1.2%
Sprint Nextel Corp.*	92,158	427,613

Total Common Stocks (Cost $29,448,239)		34,686,022

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$156,059	$156,059

Total Repurchase Agreement (Cost $156,059)		156,059

Total Investments - 100.4% (Cost $29,604,298)		$34,842,081
Liabilities, Less Cash & Other Assets — (0.4)%		(128,702)

Total Net Assets - 100.0%		$34,713,379

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

plc	Public Limited Company

Schedule of Investments March 31, 2011 (Unaudited)	International Equity Funds Europe 1.25x Strategy Fund

	Shares	Value
COMMON STOCKS† - 46.9%
Financials - 9.9%
HSBC Holdings plc ADR	4,800	$248,640
Banco Santander S.A. ADR	13,910	163,025
Deutsche Bank AG	1,960	115,777
UBS AG	5,860	105,773
Banco Bilbao Vizcaya Argentaria S.A. ADR	7,770	93,240
Credit Suisse Group AG ADR	2,160	91,973
Barclays plc ADR	4,420	80,179
ING Groep N.V. ADR	5,590	71,049

Total Financials		969,656

Energy - 9.9%
Total S.A. ADR	5,620	342,651
Royal Dutch Shell plc ADR	3,010	219,309
ENI SpA ADR	4,370	214,698
BP plc ADR	4,300	189,802

Total Energy		966,460

Health Care - 7.4%
Novartis AG ADR	6,210	337,514
GlaxoSmithKline plc ADR	3,760	144,422
AstraZeneca plc ADR	2,670	123,140
Sanofi-Aventis S.A. ADR	2,460	86,641
Alcon, Inc.	190	31,447

Total Health Care		723,164

Telecommunication Services - 6.8%
France Telecom S.A. ADR	9,690	218,122
Vodafone Group plc ADR	7,220	207,575
Telefonica S.A. ADR	6,980	176,036
Deutsche Telekom AG ADR	4,320	66,614

Total Telecommunication Services		668,347

Materials - 3.9%
Rio Tinto plc ADR	2,450	174,244
BHP Billiton Ltd. ADR	1,560	149,573
ArcelorMittal	1,570	56,755

Total Materials		380,572

Consumer Staples - 2.8%
Diageo plc ADR	1,340	102,135
Unilever N.V.	3,170	99,411
British American Tobacco plc ADR	880	71,271

Total Consumer Staples		272,817

Industrials - 2.4%
Siemens AG ADR	1,680	230,731

Information Technology - 2.0%
SAP AG ADR	1,490	91,427
Telefonaktiebolaget LM Ericsson ADR	4,740	60,956
Nokia Oyj ADR	4,670	39,742

Total Information Technology		192,125

Consumer Discretionary - 1.3%
Daimler AG	1,840	130,254

Utilities - 0.5%
Veolia Environnement S.A. ADR	1,750	54,547

Total Common Stocks (Cost $3,455,100)		4,588,673

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 39.4%
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	854,568	854,568
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	769,834	769,834
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	769,834	769,834
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	769,834	769,834
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	688,733	688,733

Total Repurchase Agreements (Cost $3,852,803)		3,852,803

Total Investments - 86.3% (Cost $7,307,903)		$8,441,476
Cash & Other Assets, Less Liabilities - 13.7%		1,338,312

Total Net Assets - 100.0%		$9,779,788

		Unrealized
	Contracts	Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2011 EURO Currency Futures Contracts (Aggregate Value of Contracts $7,784,150)	44	$79,064

FUTURES CONTRACTS PURCHASED†
June 2011 EURO STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $2,502,672)	62	$15,546
June 2011 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $5,088,030)	141	12,659

(Total Aggregate Value of Contracts $7,590,702)		$28,205

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments March 31, 2011 (Unaudited)	International Equity Funds Japan 2x Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTE†† - 14.2%
Federal Home Loan Bank[1]
0.06% due 04/25/11	$1,000,000	$999,963

Total Federal Agency Discount Note (Cost $999,963)		999,963

REPURCHASE AGREEMENTS††,2 - 56.0%
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	871,080	871,080
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	784,709	784,709
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	784,709	784,709
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	784,709	784,709
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	702,041	702,041

Total Repurchase Agreements (Cost $3,927,248)		3,927,248

Total Investments - 70.2% (Cost $4,927,211)		$4,927,211
Cash & Other Assets, Less Liabilities - 29.8%		2,088,303

Total Net Assets - 100.0%		$7,015,514

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $13,224,800)	271	$729,604

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2011 Japanese Yen Currency Futures Contracts (Aggregate Value of Contracts $13,228,600)	88	(116,753)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

2	Repurchase Agreements — See Note 2.

Schedule of Investments March 31, 2011 (Unaudited)	Specialty Funds Strengthening U.S. Dollar 2x Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 31.9%
Federal Farm Credit Bank[1]
0.02% due 04/12/11	$500,000	$499,997
Fannie Mae[2]
0.08% due 05/10/11	500,000	499,956

Total Federal Agency Discount Notes (Cost $999,953)		999,953

REPURCHASE AGREEMENTS††,3 - 59.6%
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	399,718	399,718
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[4]	391,898	391,898
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	360,085	360,085
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	360,085	360,085
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	360,085	360,085

Total Repurchase Agreements (Cost $1,871,871)		1,871,871

Total Investments - 91.5% (Cost $2,871,824)		$2,871,824
Cash & Other Assets, Less Liabilities - 8.5%		266,752

Total Net Assets - 100.0%		$3,138,576

		Unrealized
	Contracts	Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2011 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $1,905,000)	25	$(14,941)

		Unrealized
	Units	Loss
CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2011 U.S. Dollar Index Swap, Terminating 04/27/11[5] (Notional Value $4,348,859)	57,164	$(12,750)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

3	Repurchase Agreements — See Note 2.

4	All or a portion of this security is pledged as currency index swap collateral at March 31, 2011.

5	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Schedule of Investments March 31, 2011 (Unaudited)	Specialty Funds Weakening U.S. Dollar 2x Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 44.0%
Fannie Mae[1]
0.07% due 05/04/11	$500,000	$499,968
0.08% due 05/10/11	500,000	499,957
Federal Farm Credit Bank[2]
0.02% due 04/12/11	500,000	499,997
Federal Home Loan Bank[2]
0.06% due 04/25/11	500,000	499,982
Farmer Mac[2]
0.10% due 06/10/11	500,000	499,912

Total Federal Agency Discount Notes
(Cost $2,499,806)		2,499,816

REPURCHASE AGREEMENTS††,3 - 45.0%
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	547,406	547,406
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[4]	534,030	534,030
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	493,128	493,128
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	493,128	493,128
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	493,128	493,128

Total Repurchase Agreements
(Cost $2,560,820)		2,560,820

Total Investments - 89.0% (Cost $5,060,626)		$5,060,636
Cash & Other Assets, Less Liabilities - 11.0%		624,905

Total Net Assets - 100.0%		$5,685,541

		Unrealized
	Contracts	Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2011 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $8,534,400)	112	$41,962

		Unrealized
	Units	Gain
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International April 2011 U.S. Dollar Index Swap, Terminating 04/27/11[5] (Notional Value $2,859,538)	37,587	$21,999

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 2.

4	All or a portion of this security is pledged as currency index swap collateral at March 31, 2011.

5	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Schedule of Investments March 31, 2011 (Unaudited)	Specialty Funds Real Estate Fund

	Shares	Value
COMMON STOCKS† - 99.6%
Real Estate Investment Trusts (REITs) - 92.9%
Specialized REITs - 23.8%
Public Storage	5,039	$558,875
HCP, Inc.	12,288	466,207
Host Hotels & Resorts, Inc.	24,665	434,351
Health Care REIT, Inc.	7,258	380,610
Ventas, Inc.	6,863	372,661
Plum Creek Timber Company, Inc.	7,477	326,072
Nationwide Health Properties, Inc.	6,848	291,245
Rayonier, Inc.	4,528	282,140
Senior Housing Properties Trust	9,584	220,815
Hospitality Properties Trust	9,188	212,702
Entertainment Properties Trust	4,019	188,170
Omega Healthcare Investors, Inc.	8,174	182,607
LaSalle Hotel Properties	6,728	181,656
Extra Space Storage, Inc.	8,418	174,337
DiamondRock Hospitality Co.	15,527	173,437
Potlatch Corp.	3,974	159,755
Healthcare Realty Trust, Inc.	6,870	155,949
Medical Properties Trust, Inc.	12,491	144,521
Sunstone Hotel Investors, Inc.*	13,591	138,492
U-Store-It Trust	12,310	129,501
Strategic Hotels & Resorts, Inc.*	20,000	129,000
Hersha Hospitality Trust — Class A	20,960	124,502
Sovran Self Storage, Inc.	2,511	99,310

Total Specialized REITs		5,526,915

Retail REITs - 19.5%
Simon Property Group, Inc.	6,626	710,042
General Growth Properties, Inc.	31,105	481,505
Kimco Realty Corp.	18,973	347,965
Macerich Co.	6,468	320,360
Federal Realty Investment Trust	3,418	278,772
Realty Income Corp.	7,356	257,092
Developers Diversified Realty Corp.	17,183	240,562
Regency Centers Corp.	5,450	236,966
Taubman Centers, Inc.	4,084	218,821
Weingarten Realty Investors	8,701	218,047
CBL & Associates Properties, Inc.	11,392	198,449
National Retail Properties, Inc.	7,254	189,547
Tanger Factory Outlet Centers	6,996	183,575
Equity One, Inc.	9,628	180,718
Glimcher Realty Trust	13,391	123,867
Pennsylvania Real Estate Investment Trust	8,065	115,088
Acadia Realty Trust	5,733	108,468
Getty Realty Corp.	4,740	108,451

Total Retail REITs		4,518,295

Residential REITs - 13.3%
Equity Residential	8,923	503,346
AvalonBay Communities, Inc.	3,294	395,544
UDR, Inc.	10,798	263,147
Essex Property Trust, Inc.	2,073	257,052
Camden Property Trust	4,303	244,497
BRE Properties, Inc.	4,623	218,113
Apartment Investment & Management Co. - Class A	8,509	216,724
Mid-America Apartment Communities, Inc.	2,964	190,289
American Campus Communities, Inc.	5,738	189,354
Home Properties, Inc.	3,195	188,345
Post Properties, Inc.	4,407	172,975
Equity Lifestyle Properties, Inc.	2,902	167,300
Associated Estates Realty Corp.	4,438	70,475

Total Residential REITs		3,077,161

Office REITs - 13.2%
Boston Properties, Inc.	4,817	456,892
SL Green Realty Corp.	4,134	310,877
Digital Realty Trust, Inc.	5,007	291,107
Alexandria Real Estate Equities, Inc.	3,348	261,044
Duke Realty Corp.	17,106	239,655
Mack-Cali Realty Corp.	6,470	219,333
Highwoods Properties, Inc.	5,755	201,483
BioMed Realty Trust, Inc.	10,499	199,691
Corporate Office Properties Trust	5,517	199,384
Douglas Emmett, Inc.	10,372	194,475
Kilroy Realty Corp.	4,682	181,802
Brandywine Realty Trust	13,380	162,433
Lexington Realty Trust	15,691	146,711

Total Office REITs		3,064,887

Mortgage REITs - 8.2%
Annaly Capital Management, Inc.	25,950	452,827
MFA Financial, Inc.	25,591	209,846
American Capital Agency Corp.	6,696	195,121
Starwood Property Trust, Inc.	7,002	156,145
Hatteras Financial Corp.	5,539	155,757
Redwood Trust, Inc.	8,715	135,518
Cypress Sharpridge Investments, Inc.	9,785	124,074
Invesco Mortgage Capital, Inc.	5,609	122,557
iStar Financial, Inc.*	12,620	115,852
Capstead Mortgage Corp.	9,030	115,403
Anworth Mortgage Asset Corp.	16,160	114,574

Total Mortgage REITs		1,897,674

Diversified REITs - 5.8%
Vornado Realty Trust	5,693	498,138
Liberty Property Trust	7,411	243,822
Washington Real Estate Investment Trust	5,816	180,819
Colonial Properties Trust	8,262	159,044
PS Business Parks, Inc.	2,610	151,223
Cousins Properties, Inc.	14,434	120,524

Total Diversified REITs		1,353,570

Industrial REITs - 5.5%
ProLogis	24,740	395,345
AMB Property Corp.	8,901	320,169
DCT Industrial Trust, Inc.	27,209	151,010
DuPont Fabros Technology, Inc.	6,164	149,477
First Industrial Realty Trust, Inc.*	11,373	135,225
EastGroup Properties, Inc.	2,866	126,018

Total Industrial REITs		1,277,244

Forest Products - 1.9%
Weyerhaeuser Co.	17,683	435,002

Schedule of Investments March 31, 2011 (Unaudited)	Specialty Funds Real Estate Fund

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Real Estate Investment Trusts (REITs) - 92.9% (continued)
Office REITs - 1.7%
Piedmont Office Realty Trust, Inc. — Class A	11,562	$224,418
CommonWealth REIT	6,984	181,375

Total Office REITs		405,793

Total Real Estate Investment Trusts (REITs)		21,556,541

Real Estate Management & Development - 6.7%
Real Estate Services - 2.7%
CB Richard Ellis Group, Inc. — Class A*	13,550	361,785
Jones Lang LaSalle, Inc.	2,559	255,235

Total Real Estate Services		617,020

Real Estate Operating Companies - 1.7%
Brookfield Properties Corp.	21,581	382,415

Real Estate Management & Development - 0.9%
Forest City Enterprises, Inc. — Class A*	11,575	217,957

Diversified Real Estate Activities - 0.8%
St. Joe Co.*	7,382	185,067

Real Estate Development - 0.6%
Howard Hughes Corp.*	2,025	143,046

Total Real Estate Management & Development		1,545,505

Total Common Stocks (Cost $12,837,133)		23,102,046

Total Investments - 99.6% (Cost $12,837,133)		$23,102,046
Cash & Other Assets, Less Liabilities - 0.4%		99,704

Total Net Assets - 100.0%		$23,201,750

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

REIT	Real Estate Investment Trust

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds Dow 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 43.8%
Industrials - 10.0%
Caterpillar, Inc.	3,720	$414,222
3M Co.	3,720	347,820
United Technologies Corp.	3,722	315,067
Boeing Co.	3,720	275,020
General Electric Co.	3,720	74,586

Total Industrials		1,426,715

Information Technology - 7.0%
International Business Machines Corp.	3,721	606,784
Hewlett-Packard Co.	3,720	152,408
Microsoft Corp.	3,720	94,339
Intel Corp.	3,719	75,012
Cisco Systems, Inc.	3,720	63,798

Total Information Technology		992,341

Consumer Staples - 6.1%
Procter & Gamble Co.	5,072	312,435
Coca-Cola Co.	3,720	246,822
Wal-Mart Stores, Inc.	3,720	193,626
Kraft Foods, Inc. — Class A	3,722	116,722

Total Consumer Staples		869,605

Energy - 5.0%
Chevron Corp.	3,720	399,640
Exxon Mobil Corp.	3,720	312,963

Total Energy		712,603

Financials - 4.9%
Travelers Companies, Inc.	5,210	309,891
JPMorgan Chase & Co.	3,719	171,446
American Express Co.	3,720	168,144
Bank of America Corp.	3,720	49,587

Total Financials		699,068

Consumer Discretionary - 4.1%
McDonald’s Corp.	3,722	283,207
Walt Disney Co.	3,720	160,295
Home Depot, Inc.	3,720	137,863

Total Consumer Discretionary		581,365

Health Care - 3.0%
Johnson & Johnson	3,719	220,351
Merck & Company, Inc.	3,720	122,797
Pfizer, Inc.	3,720	75,553

Total Health Care		418,701

Materials - 1.9%
E. I. du Pont de Nemours & Co.	3,720	204,489
Alcoa, Inc.	3,720	65,658

Total Materials		270,147

Telecommunication Services - 1.8%
Verizon Communications, Inc.	3,716	143,215
AT&T, Inc.	3,720	113,832

Total Telecommunication Services		257,047

Total Common Stocks (Cost $4,042,621)		6,227,592

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 54.5%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[2]	$3,390,616	$3,390,616
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	1,176,471	1,176,471
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	1,059,818	1,059,818
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	1,059,818	1,059,818
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	1,059,818	1,059,818

Total Repurchase Agreements (Cost $7,746,541)		7,746,541

Total Investments - 98.3% (Cost $11,789,162)		$13,974,133
Cash & Other Assets, Less Liabilities - 1.7%		238,747

Total Net Assets - 100.0%		$14,212,880

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
June 2011 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $6,131,500)	100	$150,805

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2011 Dow Jones Industrial Average Index Swap, Terminating 04/27/11[3] (Notional Value $8,457,711)	687	$86,018
Credit Suisse Capital, LLC April 2011 Dow Jones Industrial Average Index Swap, Terminating 04/28/11[3] (Notional Value $7,656,830)	622	28,177
Morgan Stanley Capital Services, Inc. April 2011 Dow Jones Industrial Average Index Swap, Terminating 04/26/11[3] (Notional Value $347,241)	28	2,852

(Total Notional Value $16,461,782)		$117,047

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

2	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

3	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

Schedule of Investments March 31, 2011 (Unaudited)	Domestic Equity Funds Inverse Dow 2x Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 43.3%
Fannie Mae[1]
0.07% due 05/04/11	$1,000,000	$999,936
0.08% due 05/10/11	1,000,000	999,913
Federal Home Loan Bank[2]
0.08% due 04/12/11	1,000,000	999,976
Farmer Mac[2]
0.10% due 06/10/11	1,000,000	999,824
Federal Farm Credit Bank[2]
0.02% due 04/12/11	700,000	699,996

Total Federal Agency Discount Notes (Cost $4,699,626)		4,699,645

REPURCHASE AGREEMENTS††,3 - 67.7%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[4]	3,422,594	3,422,594
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	1,060,466	1,060,466
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	955,316	955,316
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	955,316	955,316
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	955,316	955,316

Total Repurchase Agreements (Cost $7,349,008)		7,349,008

Total Investments - 111.0% (Cost $12,048,634)		$12,048,653
Liabilities, Less Cash & Other Assets - (11.0)%		(1,196,031)

Total Net Assets - 100.0%		$10,852,622

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
June 2011 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $306,575)	5	$548

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. April 2011 Dow Jones Industrial Average Index Swap, Terminating 04/26/11[5] (Notional Value $1,596,577)	130	$(13,187)
Credit Suisse Capital, LLC April 2011 Dow Jones Industrial Average Index Swap, Terminating 04/28/11[5] (Notional Value $6,110,377)	496	(28,316)
Goldman Sachs International April 2011 Dow Jones Industrial Average Index Swap, Terminating 04/27/11[5] (Notional Value $13,467,755)	1,093	(111,354)

(Total Notional Value $21,174,709)		$(152,857)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 2.

4	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

5	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

Schedule of Investments March 31, 2011 (Unaudited)	Fixed Income Funds Government Long Bond 1.2x Strategy Fund

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES† - 38.7%
U.S. Treasury Bond
4.75% due 02/15/41	$7,467,000	$7,751,679

Total U.S. Government Securities (Cost $7,573,865)		7,751,679

FEDERAL AGENCY DISCOUNT NOTES†† - 20.0%
Federal Farm Credit Bank[1]
0.02% due 04/12/11	1,000,000	999,994
Federal Home Loan Bank[1]
0.09% due 04/06/11	1,000,000	999,988
Fannie Mae[2]
0.08% due 05/10/11	1,000,000	999,914
Farmer Mac[1]
0.10% due 06/10/11	1,000,000	999,825

Total Federal Agency Discount Notes (Cost $3,999,701)		3,999,721

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,3 - 37.8%
BNP Paribas Securities Corp. issued 03/31/11 at 0.05% due 04/01/11	$1,678,221	$1,678,221
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	1,511,818	1,511,818
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	1,511,818	1,511,818
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	1,511,818	1,511,818
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	1,352,551	1,352,551

Total Repurchase Agreements (Cost $7,566,226)		7,566,226

Total Investments - 96.5% (Cost $19,139,792)		$19,317,626
Cash & Other Assets, Less Liabilities - 3.5%		706,679

Total Net Assets - 100.0%		$20,024,305

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
June 2011 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $17,281,250)	140	$31,045

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

3	Repurchase Agreements — See Note 2.

Schedule of Investments March 31, 2011 (Unaudited)	Fixed Income Funds Inverse Government Long Bond Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 45.2%
Fannie Mae[1]
0.07% due 05/04/11	$2,000,000	$1,999,872
0.08% due 05/10/11	1,000,000	999,913
Federal Home Loan Bank[2]
0.09% due 04/06/11	2,000,000	1,999,976
Federal Farm Credit Bank[2]
0.07% due 04/19/11	2,000,000	1,999,930

Total Federal Agency Discount Notes (Cost $6,999,691)		6,999,691

REPURCHASE AGREEMENTS†† - 126.3%
Joint Repurchase Agreements[3]
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	1,858,594	1,858,594
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	1,674,306	1,674,306
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	1,674,306	1,674,306
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	1,497,920	1,497,920
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	1,674,306	1,674,306
Individual Repurchase Agreement[4] Barclays Capital
issued 03/31/11 at 0.05% due04/01/11 (Secured by a U.S. Treasury Bond, at a rate of 4.75% and maturing 02/15/41 as collateral, with a market value of $11,317,380) to be repurchased at $11,162,006	11,161,990	11,161,990

Total Repurchase Agreements (Cost $19,541,422)		19,541,422

Total Long Investments - 171.5% (Cost $26,541,113)		$26,541,113

U.S. GOVERNMENT SECURITIES SOLD SHORT† - (75.5)%
U.S. Treasury Bond
4.75% due 02/15/41	11,256,000	(11,685,135)

Total U.S. Government Securities Sold Short (Proceeds $11,701,765)		(11,685,135)

Cash & Other Assets, Less Liabilities - 4.0%		613,997

Total Net Assets - 100.0%		$15,469,975

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
June 2011 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $4,073,438)	33	$78,618

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 2.

4	All or portion of this security is pledged as short security collateral at March 31, 2011.

Schedule of Investments March 31, 2011 (Unaudited)	Money Market Fund U.S. Government Money Market Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 42.9%
Fannie Mae[1]
0.16% due 08/08/11	$10,000,000	$9,994,088
0.16% due 10/03/11	10,000,000	9,991,778
0.18% due 12/01/11	10,000,000	9,987,800
0.20% due 07/11/11	5,000,000	4,997,194
Freddie Mac[1]
0.18% due 04/26/11	10,000,000	9,998,750
0.23% due 08/16/11	10,000,000	9,991,247
Farmer Mac[2]
0.14% due 04/01/11	15,000,000	15,000,000
Federal Home Loan Bank[2]
0.25% due 06/24/11	15,000,000	14,991,250

Total Federal Agency Discount Notes (Cost $84,952,107)		84,952,107

FEDERAL AGENCY NOTE†† - 5.0%
Federal Home Loan Bank[2]
0.58% due 06/10/11	10,000,000	10,006,893

Federal Agency Note
(Cost $10,006,893)		10,006,893

WORLD BANK DISCOUNT NOTE†† - 5.0%
World Bank
0.21% due 04/01/11	10,000,000	10,000,000

Total World Bank Discount Note (Cost $10,000,000)		10,000,000

REPURCHASE AGREEMENTS††,3 - 54.6%
BNP Paribas Securities Corp. issued 03/31/11 at 0.05% due 04/01/11	23,993,217	23,993,217
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	21,614,179	21,614,179
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	21,614,179	21,614,179
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	21,614,179	21,614,179
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	19,337,160	19,337,160

Total Repurchase Agreements (Cost $108,172,914)		108,172,914

Total Investments - 107.5% (Cost $213,131,914)		$213,131,914
Liabilities, Less Cash & Other Assets — (7.5)%		(14,936,556)

Total Net Assets - 100.0%		$198,195,358

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 2.

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Managed Futures Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 36.3%
Federal Home Loan Bank[1]
0.09% due 04/06/11	$2,000,000	$1,999,977
0.06% due 04/25/11	1,000,000	999,963
Federal Farm Credit Bank[1]
0.02% due 04/12/11	1,000,000	999,994
Farmer Mac[1]
0.07% due 04/12/11	1,000,000	999,979
Fannie Mae[2]
0.08% due 05/10/11	1,000,000	999,913

Total Federal Agency Discount Notes (Cost $5,999,826)		5,999,826

REPURCHASE AGREEMENTS††,3 - 59.6%
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	2,182,834	2,182,834
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	1,966,396	1,966,396
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	1,966,396	1,966,396
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	1,966,396	1,966,396
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	1,759,239	1,759,240

Total Repurchase Agreements (Cost $9,841,262)		9,841,262

Total Investments - 95.9% (Cost $15,841,088)		$15,841,088
Cash & Other Assets, Less Liabilities - 4.1%		670,765

Total Net Assets - 100.0%		$16,511,853

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
June 2011 WTI Crude Futures Contracts
(Aggregate Value of Contracts $1,392,300)	13	$152,597
July 2011 Silver Futures Contracts
(Aggregate Value of Contracts $377,700)	2	87,038
June 2011 RBOB Gasoline Futures Contracts
(Aggregate Value of Contracts $517,826)	4	78,292
June 2011 Heating Oil Futures Contracts
(Aggregate Value of Contracts $522,934)	4	64,318
June 2011 Live Cattle Futures Contracts
(Aggregate Value of Contracts $483,900)	10	38,954
July 2011 Cotton #2 Futures Contracts
(Aggregate Value of Contracts $192,900)	2	36,178

June 2011 Gold 100 Oz Futures Contracts
(Aggregate Value of Contracts $575,080)	4	34,882
July 2011 Coffee Futures Contracts
(Aggregate Value of Contracts $201,413)	2	11,543
June 2011 Lean Hogs Futures Contracts
(Aggregate Value of Contracts $332,400)	8	9,396
June 2011 Natural Gas Futures Contracts
(Aggregate Value of Contracts $580,320)	13	986
July 2011 Copper Futures Contracts
(Aggregate Value of Contracts $755,212)	7	(48,549)

(Total Aggregate Value of Contracts $5,931,985)		$465,635

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2011 EURO Currency Futures Contracts
(Aggregate Value of Contracts $2,122,950)	12	30,939
June 2011 Australian Dollar Futures Contracts
(Aggregate Value of Contracts $307,500)	3	6,712
June 2011 Swiss Franc Futures Contracts
(Aggregate Value of Contracts $272,350)	2	3,882
June 2011 Canadian Dollar Futures Contracts
(Aggregate Value of Contracts $205,960)	2	1,100
June 2011 British Pound Futures Contracts
(Aggregate Value of Contracts $801,400)	8	(9,770)

(Total Aggregate Value of Contracts $3,710,160)		$32,863

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2011 Japanese Yen Currency Futures Contracts
(Aggregate Value of Contracts $1,803,900)	12	3,932

COMMODITY FUTURES CONTRACTS SOLD SHORT†
July 2011 Cocoa Futures Contracts
(Aggregate Value of Contracts $147,950)	5	2,347

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Managed Futures Strategy Fund

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2011 Corn Futures Contracts
(Aggregate Value of Contracts $156,313)	5	$(17)
July 2011 Corn Futures Contracts
(Aggregate Value of Contracts $595,850)	17	(57)
May 2011 Sugar #11 Futures Contracts
(Aggregate Value of Contracts $181,978)	6	(515)
July 2011 Soybean Futures Contracts
(Aggregate Value of Contracts $355,250)	5	(571)
November 2011 Soybean Futures Contracts
(Aggregate Value of Contracts $348,750)	5	(611)
July 2011 Wheat Futures Contracts
(Aggregate Value of Contracts $399,625)	10	(16,115)

(Total Aggregate Value of Contracts $2,185,716)		$(15,539)

FUTURES CONTRACTS SOLD SHORT†
June 2011 U.S. Treasury 10 Year Note Futures Contracts
(Aggregate Value of Contracts $1,188,750)	10	(8,190)
June 2011 U.S. Treasury Long Bond Futures Contracts
(Aggregate Value of Contracts $1,200,937)	10	(23,819)

(Total Aggregate Value of Contracts $2,389,687)		$(32,009)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

2	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

3	Repurchase Agreements — See Note 2.

Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Alternative Strategies Allocation Fund

	Shares	Value
EXCHANGE TRADED FUNDS† - 4.0%
Currency Exchange Traded Funds - 4.0%
PowerShares DB G10 Currency Harvest Fund	12,107	$294,927

Total Exchange Traded Funds (Cost $246,373)		294,927

MUTUAL FUNDS†,1 - 93.3%
RVT — Managed Futures Strategy Fund	59,050	1,350,468
RSF — Long Short Interest Rate Strategy Fund — H Class	43,410	1,083,949
RVT — Multi-Hedge Strategies Fund*	40,264	865,266
RSF — Long/Short Commodities Strategy Fund — H Class	30,375	830,744
RSF — Event Driven and Distressed Strategies Fund — H Class	30,820	827,827
RSF — Alternative Strategies Fund — H Class	32,307	822,867
RSF — Long Short Equity Strategy Fund — H Class	23,023	611,266
RVT — Commodities Strategy Fund*	16,699	249,820
RVT — Real Estate Fund	8,879	249,501

Total Mutual Funds (Cost $6,510,845)		6,891,708

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 - 2.6%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$190,864	$190,864

Total Repurchase Agreement (Cost $190,864)		190,864

Total Investments - 99.9% (Cost $6,948,082)		$7,377,499
Cash & Other Assets, Less Liabilities - 0.1%		7,775

Total Net Assets - 100.0%		$7,385,274

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts
(Aggregate Value of Contracts $198,187)	3	$3,004
June 2011 U.S. Treasury 5 Year Note Futures Contracts
(Aggregate Value of Contracts $233,266)	2	(2,316)

(Total Aggregate Value of Contracts $431,453)		$688

FUTURES CONTRACTS SOLD SHORT†
June 2011 MSCI EAFE Index Mini Futures Contracts
(Aggregate Value of Contracts $168,630)	2	$(1,902)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Affiliated security.

2	Repurchase Agreement — See Note 2.

RSF	Rydex Series Funds

RVT	Rydex Variable Trust

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS† - 63%
Health Care - 11.7%
Emergency Medical Services Corp. — Class A*	6,433	$409,074
Beckman Coulter, Inc.[1]	4,060	337,264
Dionex Corp.*	2,770	326,999
Alcon, Inc.[1]	1,630	269,781
Crucell N.V. ADR*,1	4,150	145,873
RehabCare Group, Inc.*,1	3,640	134,207
Genzyme Corp.*	878	66,860
Cooper Companies, Inc.[1]	560	38,892
Alexion Pharmaceuticals, Inc.*,1	390	38,485
LifePoint Hospitals, Inc.*,1	920	36,966
Amgen, Inc.*,1	590	31,536
Humana, Inc.*,1	350	24,479
Biogen Idec, Inc.*,1	320	23,485
Community Health Systems, Inc.*,1	580	23,194
Endo Pharmaceuticals Holdings, Inc.*,1	550	20,988
Bio-Rad Laboratories, Inc. — Class A*,1	160	19,222
AmerisourceBergen Corp. — Class A1	420	16,615
SXC Health Solutions Corp.*,1	280	15,344
Omnicare, Inc.[1]	460	13,795
Kinetic Concepts, Inc.*,1	210	11,428
Illumina, Inc.*,1	160	11,211
Perrigo Co.[1]	140	11,133
McKesson Corp.[1]	120	9,486
Henry Schein, Inc.*,1	80	5,614
Hospira, Inc.*,1	100	5,520
ResMed, Inc.*,1	181	5,430
Teleflex, Inc.[1]	70	4,059
Edwards Lifesciences Corp.*,1	20	1,740
Coventry Health Care, Inc.*	10	319

Total Health Care		2,058,999

Financials - 11.6%
Marshall & Ilsley Corp.	38,600	308,414
Nationwide Health Properties, Inc.	6,820	290,055
Whitney Holding Corp.	15,310	208,522
BlackRock, Inc. — Class A	920	184,929
NewAlliance Bancshares, Inc.	10,350	153,594
Sterling Bancshares, Inc.	15,000	129,150
Center Financial Corp.*	6,780	49,765
Danvers Bancorp, Inc.	2,290	49,052
Annaly Capital Management, Inc.	2,760	48,162
Torchmark Corp.	550	36,564
American Financial Group, Inc.	1,020	35,720
Legg Mason, Inc.	980	35,368
Endurance Specialty Holdings Ltd.	720	35,150
Allied World Assurance Company Holdings, Ltd.	560	35,106
JPMorgan Chase & Co.	750	34,575
Reinsurance Group of America, Inc. — Class A	550	34,529
Discover Financial Services	1,420	34,250
Hospitality Properties Trust	1,280	29,632
NASDAQ OMX Group, Inc.*	1,130	29,199
Huntington Bancshares, Inc.	3,720	24,701
Capital One Financial Corp.	380	19,745
CommonWealth REIT	730	18,958
CapitalSource, Inc.	2,590	18,234
Zions Bancorporation	700	16,142
Aspen Insurance Holdings Ltd.	580	15,985
General Growth Properties, Inc.	1,000	15,480
StanCorp Financial Group, Inc.	330	15,220
PNC Financial Services Group, Inc.	230	14,488
New York Community Bancorp, Inc.	830	14,326
Weingarten Realty Investors	570	14,284
Piedmont Office Realty Trust, Inc. — Class A	710	13,781
Axis Capital Holdings Ltd.	330	11,524
Unum Group	410	10,763
Forest City Enterprises, Inc. — Class A*	530	9,980
Hudson City Bancorp, Inc.	980	9,486
SL Green Realty Corp.	90	6,768
MBIA, Inc.*	640	6,426
SEI Investments Co.	230	5,492
CIT Group, Inc.*	90	3,830
Fifth Third Bancorp	220	3,054
Transatlantic Holdings, Inc.	60	2,920
Jones Lang LaSalle, Inc.	20	1,995
Rayonier, Inc.	20	1,246
Affiliated Managers Group, Inc.*	10	1,094
UDR, Inc.	40	975
Aflac, Inc.	10	528
Douglas Emmett, Inc.	1	19

Total Financials		2,039,180

Information Technology - 10.2%
Atheros Communications, Inc.*,1	8,280	369,702
Novell, Inc.*,1	58,350	346,016
L-1 Identity Solutions, Inc. — Class 1*,1	14,330	168,807
Terremark Worldwide, Inc.*	7,110	135,090
Hypercom Corp.*,1	7,658	92,126
Verigy, Ltd.*	3,563	50,203
Tech Data Corp.*,1	690	35,093
Compuware Corp.*,1	2,960	34,188
Analog Devices, Inc.[1]	860	33,867
Xerox Corp.[1]	3,170	33,761
CA, Inc.[1]	1,390	33,610
AVX Corp.[1]	2,160	32,206
Fiserv, Inc.*,1	500	31,360
Intuit, Inc.*,1	540	28,674
Apple, Inc.*,1	80	27,876
Maxim Integrated Products, Inc.[1]	1,020	26,112
Harris Corp.[1]	490	24,304
EchoStar Corp. — Class A*,1	490	18,547
Broadridge Financial Solutions, Inc.[1]	810	18,379
eBay, Inc.*,1	590	18,314
Microchip Technology, Inc.[1]	410	15,584
Marvell Technology Group Ltd.*,1	941	14,633
Skyworks Solutions, Inc.*,1	451	14,621
QUALCOMM, Inc.[1]	260	14,256
Cisco Systems, Inc.[1]	790	13,549
Tellabs, Inc.[1]	2,550	13,362
Silicon Laboratories, Inc.*,1	300	12,963

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS† - 63% (continued)
Information Technology - 10.2% (continued)
Akamai Technologies, Inc.*,1	320	$12,160
Motorola Mobility Holdings, Inc.*,1	470	11,468
F5 Networks, Inc.*,1	100	10,257
Cree, Inc.*,1	220	10,155
Convergys Corp.*,1	680	9,765
SanDisk Corp.*,1	210	9,679
Juniper Networks, Inc.*,1	230	9,678
Xilinx, Inc.[1]	291	9,545
Avago Technologies Ltd.[1]	210	6,531
Atmel Corp.*,1	460	6,270
Vishay Intertechnology, Inc.*,1	350	6,209
Motorola Solutions, Inc.*,1	130	5,810
Fairchild Semiconductor International, Inc. — Class A*,1	311	5,660
Teradata Corp.*,1	110	5,577
Cognizant Technology Solutions Corp. — Class A*,1	60	4,884
NetApp, Inc.*,1	90	4,336
Synopsys, Inc.*,1	110	3,042
Salesforce.com, Inc.*,1	20	2,672
Lexmark International, Inc. — Class A*,1	70	2,593
Solera Holdings, Inc.[1]	20	1,022
Diebold, Inc.	1	35
Micron Technology, Inc.*	1	11

Total Information Technology		1,794,562

Industrials - 6.8%
Bucyrus International, Inc. — Class A1	4,310	394,149
Ladish Company, Inc.*,1	1,300	71,045
Valmont Industries, Inc.[1]	530	55,316
Armstrong World Industries, Inc.[1]	790	36,553
AirTran Holdings, Inc.*	4,570	34,046
Kirby Corp.*,1	590	33,801
FedEx Corp.[1]	360	33,678
General Cable Corp.*,1	730	31,609
Republic Services, Inc. — Class A1	940	28,238
Carlisle Companies, Inc.[1]	620	27,621
Raytheon Co.[1]	480	24,418
Corrections Corporation of America*,1	1,000	24,400
Copa Holdings S.A. — Class A1	430	22,704
CNH Global N.V.[1]	460	22,333
WW Grainger, Inc.[1]	160	22,029
Hubbell, Inc. — Class B1	310	22,019
WESCO International, Inc.*,1	350	21,875
Crane Co.[1]	450	21,793
Navistar International Corp.*,1	280	19,412
Ryder System, Inc.[1]	370	18,722
Wabtec Corp.[1]	260	17,636
GATX Corp.[1]	410	15,851
Babcock & Wilcox Co.*,1	470	15,689
L-3 Communications Holdings, Inc. — Class 3[1]	200	15,662
Pall Corp.[1]	270	15,555
Danaher Corp.[1]	290	15,051
Donaldson Company, Inc.[1]	240	14,710
Lincoln Electric Holdings, Inc.[1]	190	14,425
Emerson Electric Co.[1]	240	14,023
Trinity Industries, Inc.[1]	360	13,201
Deere & Co.[1]	110	10,658
Pentair, Inc.[1]	280	10,581
Joy Global, Inc.[1]	90	8,893
Union Pacific Corp.[1]	90	8,850
CSX Corp.[1]	110	8,646
Parker Hannifin Corp.[1]	90	8,521
AMETEK, Inc.[1]	160	7,019
FTI Consulting, Inc.*,1	140	5,366
MSC Industrial Direct Co. — Class A1	60	4,108
Snap-On, Inc.[1]	50	3,003
CH Robinson Worldwide, Inc.[1]	40	2,965
Regal-Beloit Corp.[1]	40	2,953
URS Corp.*,1	20	921

Total Industrials		1,200,048

Telecommunication Services - 4.5%
Qwest Communications International, Inc.[1]	74,630	509,723
Hughes Communications, Inc.*	4,290	255,984
Verizon Communications, Inc.[1]	720	27,749
Telephone & Data Systems, Inc.[1]	80	2,696

Total Telecommunication Services		796,152

Energy - 4.3%
Massey Energy Co.	4,038	276,038
Pride International, Inc.*	2,466	105,915
Frontier Oil Corp.	2,460	72,127
EXCO Resources, Inc.	1,830	37,808
Newfield Exploration Co.*	480	36,485
Southern Union Co.	1,270	36,347
Teekay Corp.	920	33,976
Spectra Energy Corp.	1,130	30,713
Rowan Companies, Inc.*	610	26,950
Murphy Oil Corp.	340	24,963
Oil States International, Inc.*	260	19,796
SEACOR Holdings, Inc.	180	16,643
Marathon Oil Corp.	250	13,328
National Oilwell Varco, Inc.	160	12,683
Williams Companies, Inc.	370	11,537
Tidewater, Inc.	60	3,591
Exterran Holdings, Inc.*	130	3,085
Atwood Oceanics, Inc.*	10	464

Total Energy		762,449

Consumer Discretionary - 4.3%
Retail Ventures, Inc.*	5,126	88,424
Wyndham Worldwide Corp.[1]	1,150	36,582
Comcast Corp. — Class A1	1,450	35,844
Williams-Sonoma, Inc.[1]	870	35,235
Whirlpool Corp.[1]	400	34,144
Pre-Paid Legal Services, Inc.*	517	34,122
Limited Brands, Inc.[1]	960	31,565
Darden Restaurants, Inc.[1]	640	31,443
Brinker International, Inc.[1]	951	24,060
Liberty Global, Inc. — Class A*,1	510	21,119
Ross Stores, Inc.[1]	290	20,625
Priceline.com, Inc.*,1	40	20,258
Service Corporation International[1]	1,770	19,576

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS† - 63% (continued)
Consumer Discretionary - 4.3% (continued)
Autoliv, Inc.[1]	240	$17,815
Federal-Mogul Corp.*,1	681	16,957
VF Corp.[1]	170	16,750
Mattel, Inc.[1]	671	16,728
Panera Bread Co. — Class A*,1	130	16,510
International Speedway Corp. — Class A1	510	15,198
Aaron’s, Inc.[1]	570	14,455
Amazon.com, Inc.*,1	80	14,410
Liberty Media Corp — Interactive*,1	890	14,276
Gentex Corp.[1]	450	13,613
McDonald’s Corp.[1]	170	12,935
NIKE, Inc. — Class B1	170	12,869
Yum! Brands, Inc.[1]	250	12,845
Lear Corp.[1]	260	12,706
Johnson Controls, Inc.[1]	280	11,640
Ford Motor Co.*,1	780	11,630
Leggett & Platt, Inc.[1]	430	10,535
Polo Ralph Lauren Corp. — Class A1	80	9,892
Virgin Media, Inc.[1]	350	9,727
Thor Industries, Inc.[1]	280	9,344
Goodyear Tire & Rubber Co.*,1	540	8,089
Time Warner Cable, Inc. — Class A1	110	7,847
Big Lots, Inc.*,1	150	6,515
Family Dollar Stores, Inc.[1]	110	5,645
Las Vegas Sands Corp.*,1	120	5,066
Phillips-Van Heusen Corp.[1]	60	3,902
Fortune Brands, Inc.[1]	50	3,095
BorgWarner, Inc.*,1	30	2,391
Netflix, Inc.*	10	2,373
Fossil, Inc.*,1	20	1,873
Advance Auto Parts, Inc.[1]	20	1,312
Coach, Inc.	10	520
The Gap, Inc.[1]	20	453

Total Consumer Discretionary		752,913

Utilities - 4.2%
Progress Energy, Inc.[1]	5,230	241,312
Nicor, Inc.[1]	3,350	179,895
Oneok, Inc.[1]	570	38,122
TECO Energy, Inc.[1]	1,960	36,770
DTE Energy Co.[1]	740	36,230
N.V. Energy, Inc.[1]	2,380	35,438
NiSource, Inc.[1]	1,840	35,291
Consolidated Edison, Inc.[1]	690	34,997
Atmos Energy Corp.[1]	860	29,326
NRG Energy, Inc.*,1	880	18,955
UGI Corp.[1]	460	15,134
Westar Energy, Inc.[1]	480	12,682
ITC Holdings Corp.[1]	140	9,786
Xcel Energy, Inc.[1]	250	5,973
CMS Energy Corp.[1]	212	4,164
Questar Corp.[1]	180	3,141
CenterPoint Energy, Inc.[1]	40	702

Total Utilities		737,918

Consumer Staples - 3.4%
Alberto-Culver Co. — Class B1	9,050	337,294
Molson Coors Brewing Co. — Class B1	770	36,105
Energizer Holdings, Inc.*,1	500	35,580
ConAgra Foods, Inc.[1]	1,450	34,438
JM Smucker Co.[1]	480	34,267
BJ’s Wholesale Club, Inc.*,1	700	34,174
Kraft Foods, Inc. — Class A1	790	24,774
Estee Lauder Companies, Inc. — Class A1	180	17,345
Reynolds American, Inc.[1]	450	15,989
Coca-Cola Enterprises, Inc.[1]	310	8,463
Tyson Foods, Inc. — Class A1	280	5,373
Whole Foods Market, Inc.[1]	70	4,613
Sara Lee Corp.[1]	260	4,594
Costco Wholesale Corp.[1]	40	2,933

Total Consumer Staples		595,942

Materials - 2.0%
Lubrizol Corp.	1,030	137,979
Newmont Mining Co.[1]	740	40,389
Ashland, Inc.[1]	590	34,078
Reliance Steel & Aluminum Co.[1]	470	27,157
Huntsman Corp.[1]	1,300	22,594
Cytec Industries, Inc.[1]	270	14,680
Valspar Corp.[1]	340	13,294
Bemis Company, Inc.[1]	390	12,796
Domtar Corp.[1]	130	11,931
Packaging Corporation of America[1]	370	10,689
MeadWestvaco Corp.[1]	300	9,099
Celanese Corp. — Class A1	130	5,768
Sealed Air Corp.[1]	150	3,999
E. I. du Pont de Nemours & Co.[1]	30	1,649

Total Materials		346,102

Total Common Stocks (Cost $9,918,038)		11,084,265

EXCHANGE TRADED FUNDS† - 2.4%
iShares MSCI United Kingdom Index Fund	6,100	109,312
iShares MSCI Malaysia Index Fund	6,620	97,777
iShares MSCI Chile Investable Market Index Fund	1,031	74,067
iShares MSCI Emerging Markets Index Fund	850	41,387
iShares MSCI South Korea Index Fund	400	25,740
GDL Fund	1,833	24,800
iShares MSCI Australia Index Fund	650	17,303
iShares MSCI Sweden Index Fund	390	12,788
Vanguard MSCI Emerging Markets ETF	260	12,719
iShares MSCI Switzerland Index Fund	450	11,381
iShares MSCI France Index Fund	340	9,156
iShares MSCI Canada Index Fund	250	8,410
iShares MSCI Netherlands Investable Market Index Fund	10	231

Total Exchange Traded Funds (Cost $348,921)		445,071

CLOSED-END FUNDS† - 11.0%
Cohen & Steers Infrastructure Fund, Inc.	8,089	142,771

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
CLOSED-END FUNDS† - 11.0% (continued)
Royce Value Trust, Inc.	8,993	$138,402
Gabelli Dividend & Income Trust	7,852	130,579
NFJ Dividend Interest & Premium Strategy Fund	6,710	121,988
Liberty All Star Equity Fund	20,802	109,419
Cohen & Steers REIT and Preferred Income Fund, Inc.	7,063	107,428
Calamos Strategic Total Return Fund	9,673	94,118
Eaton Vance Tax-Advantaged Dividend Income Fund	4,735	83,431
Alpine Global Premier Properties Fund	11,034	77,348
Adams Express Co.	5,942	67,501
John Hancock Bank and Thrift Opportunity Fund	3,537	61,296
DWS High Income Opportunities Fund, Inc.	4,039	59,171
Tri-Continental Corp.	3,897	56,974
H&Q Healthcare Investors	3,825	54,774
Petroleum & Resources Corp.	1,780	54,486
John Hancock Tax-Advantaged Dividend Income Fund	3,254	51,478
Macquarie Global Infrastructure Total Return Fund, Inc.	2,599	47,354
BlackRock Strategic Dividend Achievers Trust	4,397	47,004
General American Investors Company, Inc.	1,331	37,721
Swiss Helvetia Fund, Inc.	2,375	32,823
Zweig Fund, Inc.	9,005	32,418
H&Q Life Sciences Investors	2,672	32,117
LMP Capital and Income Fund, Inc.	2,357	31,348
Clough Global Equity Fund	1,975	30,455
Claymore Dividend & Income Fund	1,693	28,273
Royce Micro-Capital Trust, Inc.	2,632	26,952
Nuveen Diversified Dividend and Income Fund	1,904	21,553
Neuberger Berman Real Estate Securities Income Fund, Inc.	5,159	21,255
Source Capital, Inc.	352	20,504
Liberty All Star Growth Fund, Inc.	4,280	19,731
Cohen & Steers Dividend Majors Fund, Inc.	1,471	19,476
Nuveen Tax-Advantaged Dividend Growth Fund	1,299	17,290
LMP Real Estate Income Fund, Inc.	1,531	15,892
Lazard Global Total Return and Income Fund, Inc.	987	15,180
Macquarie	866	13,761
Royce Focus Trust, Inc.	1,436	11,991
Diamond Hill Financial Trends Fund, Inc.	333	3,310

Total Closed-End Funds (Cost $1,473,684)		1,937,572

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,2 - 19.7%
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	$756,020	$756,020
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	730,892	730,892
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	658,420	658,420
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	658,420	658,420
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	658,420	658,420

Total Repurchase Agreements (Cost $3,462,173)		3,462,173

Total Long Investments - 96.2% (Cost $15,202,816)		$16,929,081

	Shares	Value
COMMON STOCK SOLD SHORT† - (36.6)%
Consumer Staples - (1.5)%
Coca-Cola Co.	10	(664)
SUPERVALU, Inc.	90	(804)
Colgate-Palmolive Co.	30	(2,423)
Brown-Forman Corp. — Class B	40	(2,732)
PepsiCo, Inc.	60	(3,865)
Mead Johnson Nutrition Co. — Class A	70	(4,055)
Central European Distribution Corp.*	700	(7,945)
Kellogg Co.	150	(8,097)
Smithfield Foods, Inc.*	420	(10,105)
Green Mountain Coffee Roasters, Inc.*	200	(12,922)
HJ Heinz Co.	300	(14,646)
Procter & Gamble Co.	250	(15,400)
Clorox Co.	220	(15,415)
Avon Products, Inc.	590	(15,954)
Constellation Brands, Inc. — Class A*	800	(16,224)
Sysco Corp.	600	(16,620)
Archer-Daniels-Midland Co.	480	(17,285)
Bunge Ltd.	240	(17,359)
Altria Group, Inc.	680	(17,700)
Safeway, Inc.	760	(17,890)
Kroger Co.	770	(18,457)
Lorillard, Inc.	200	(19,002)

Total Consumer Staples		(255,564)

Materials - (1.6)%
Praxair, Inc.	10	(1,016)
United States Steel Co.	20	(1,079)
Alcoa, Inc.	70	(1,235)
Royal Gold, Inc.	40	(2,096)
Owens-Illinois, Inc.*	110	(3,321)

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCK SOLD SHORT† - (36.6)% (continued)
Materials - (1.6% (continued)
Compass Minerals International, Inc.	50	$(4,677)
International Paper Co.	210	(6,338)
Temple-Inland, Inc.	290	(6,786)
AK Steel Holding Corp.	470	(7,417)
Mosaic Co.	130	(10,237)
Eagle Materials, Inc.	460	(13,920)
Southern Copper Co.	350	(14,094)
Intrepid Potash, Inc.*	450	(15,669)
Commercial Metals Co.	950	(16,406)
Monsanto Co.	230	(16,620)
Dow Chemical Co.	450	(16,988)
Nucor Corp.	370	(17,027)
Ecolab, Inc.	350	(17,857)
Vulcan Materials Co.	440	(20,064)
Martin Marietta Materials, Inc.	230	(20,624)
Nalco Holding Co.	940	(25,671)
Allegheny Technologies, Inc.	600	(40,632)

Total Materials		(279,774)

Health Care - (2.3)%
Patterson Companies, Inc.	40	(1,288)
Cephalon, Inc.*	20	(1,516)
DENTSPLY International, Inc.	90	(3,329)
Hologic, Inc.*	180	(3,996)
Hill-Rom Holdings, Inc.	110	(4,178)
Cerner Corp.*	60	(6,672)
Techne Corp.	110	(7,876)
Alere, Inc.*	240	(9,394)
Intuitive Surgical, Inc.*	30	(10,004)
Covance, Inc.*	200	(10,944)
Gen-Probe, Inc.*	190	(12,606)
Amylin Pharmaceuticals, Inc.*	1,130	(12,848)
CareFusion Corp.*	520	(14,664)
Quest Diagnostics, Inc.	270	(15,584)
Charles River Laboratories International, Inc.*	420	(16,120)
United Therapeutics Corp.*	260	(17,425)
Laboratory Corporation of America Holdings*	190	(17,505)
Eli Lilly & Co.	500	(17,585)
Boston Scientific Corp.*	2,540	(18,263)
VCA Antech, Inc.*	730	(18,381)
Lincare Holdings, Inc.	620	(18,389)
Health Net, Inc.*	570	(18,639)
Human Genome Sciences, Inc.*	680	(18,666)
Celgene Corp.*	330	(18,985)
Brookdale Senior Living, Inc. — Class A*	700	(19,600)
Vertex Pharmaceuticals, Inc.*	450	(21,568)
Regeneron Pharmaceuticals, Inc.*	490	(22,021)
Kindred Healthcare, Inc.*	1,710	(40,835)

Total Health Care		(398,881)

Consumer Discretionary - (2.4)%
New York Times Co. — Class A*	30	(284)
Clear Channel Outdoor Holdings, Inc. — Class A*	20	(291)
Gannett Company, Inc.	30	(457)
Liberty Media Corp. — Starz*	10	(776)
MGM Resorts International*	60	(789)
Central European Media Enterprises Ltd. — Class A*	40	(844)
Tempur-Pedic International, Inc.*	20	(1,013)
Hillenbrand, Inc.	50	(1,075)
DeVry, Inc.	20	(1,101)
Scripps Networks Interactive, Inc. — Class A	30	(1,503)
Hyatt Hotels Corporation — Class A*	40	(1,722)
Career Education Corp.*	99	(2,249)
Choice Hotels International, Inc.	60	(2,331)
Dick’s Sporting Goods, Inc.*	60	(2,399)
Expedia, Inc.	120	(2,719)
Thomson Reuters Corp.	70	(2,747)
WMS Industries, Inc.*	80	(2,828)
DreamWorks Animation SKG, Inc. — Class A*	120	(3,352)
Bally Technologies, Inc.*	90	(3,406)
Lowe’s Companies, Inc.	150	(3,964)
Abercrombie & Fitch Co. — Class A	70	(4,109)
H&R Block, Inc.	250	(4,185)
LKQ Corp.*	180	(4,338)
Harman International Industries, Inc.	110	(5,150)
AutoNation, Inc.*	200	(7,074)
Liberty Media Corp.- Capital*	130	(9,577)
Toll Brothers, Inc.*	540	(10,676)
Wynn Resorts Ltd.	90	(11,452)
Lamar Advertising Co. — Class A*	350	(12,929)
Cablevision Systems Corp. — Class A	380	(13,152)
Office Depot, Inc.*	2,870	(13,288)
Urban Outfitters, Inc.*	460	(13,722)
Harley-Davidson, Inc.	330	(14,022)
Newell Rubbermaid, Inc.	750	(14,348)
Marriott International, Inc. — Class A	410	(14,588)
MDC Holdings, Inc.	580	(14,703)
Weight Watchers International, Inc.	210	(14,721)
NVR, Inc.*	20	(15,120)
International Game Technology	960	(15,581)
ITT Educational Services, Inc.*	220	(15,873)
Meredith Corp.	480	(16,282)
Home Depot, Inc.	460	(17,048)
Morningstar, Inc.	310	(18,098)
Chico’s FAS, Inc.	1,460	(21,754)
DSW, Inc. — Class A*	2,250	(89,910)

Total Consumer Discretionary		(427,550)

Industrials - (2.9)%
Textron, Inc.	40	(1,096)
Fastenal Co.	20	(1,297)
Dover Corp.	20	(1,315)
Boeing Co.	30	(2,218)
RR Donnelley & Sons Co.	120	(2,270)
United Technologies Corp.	40	(3,386)
United Parcel Service, Inc. — Class B	50	(3,716)
Cooper Industries plc — Class A	60	(3,894)
Manpower, Inc.	80	(5,030)

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCK SOLD SHORT† - (36.6)% (continued)
Industrials - (2.9)% (continued)
Gardner Denver, Inc.	80	$(6,242)
UTI Worldwide, Inc.	350	(7,084)
Tyco International Ltd.	160	(7,163)
BE Aerospace, Inc.*	220	(7,817)
United Continental Holdings, Inc.*	350	(8,047)
Spirit Aerosystems Holdings, Inc. — Class A*	420	(10,781)
Masco Corp.	910	(12,667)
USG Corp.*	770	(12,828)
Alexander & Baldwin, Inc.	290	(13,239)
Chicago Bridge & Iron Company N.V.	340	(13,824)
WABCO Holdings, Inc.*	230	(14,177)
Delta Air Lines, Inc.*	1,460	(14,308)
PACCAR, Inc.	290	(15,182)
AMR Corp.*	2,390	(15,439)
Expeditors International of Washington, Inc.	310	(15,543)
Illinois Tool Works, Inc.	290	(15,579)
Robert Half International, Inc.	520	(15,912)
Oshkosh Corp.*	450	(15,921)
Alliant Techsystems, Inc.	230	(16,254)
Kennametal, Inc.	420	(16,380)
Lockheed Martin Corp.	210	(16,884)
Terex Corp.*	480	(17,779)
KAR Auction Services, Inc.*	1,160	(17,794)
Landstar System, Inc.	390	(17,815)
Avery Dennison Corp.	430	(18,043)
Roper Industries, Inc.	210	(18,157)
J.B. Hunt Transport Services, Inc.	410	(18,622)
Graco, Inc.	410	(18,651)
Southwest Airlines Co.	1,480	(18,692)
Manitowoc Company, Inc.	910	(19,911)
Con-way, Inc.	530	(20,824)
Jacobs Engineering Group, Inc.*	580	(29,829)

Total Industrials		(511,610)

Telecommunication Services - (3.5)%
Crown Castle International Corp.*	10	(425)
SBA Communications Corp. — Class A*	60	(2,381)
MetroPCS Communications, Inc.*	200	(3,248)
Sprint Nextel Corp.*	2,240	(10,394)
Leap Wireless International, Inc.*	780	(12,082)
NII Holdings, Inc.*	330	(13,751)
American Tower Corp. — Class A*	310	(16,064)
Level 3 Communications, Inc.*	13,980	(20,551)
CenturyLink, Inc.	12,840	(533,502)

Total Telecommunication Services		(612,398)

Information Technology - (3.6)%
Equinix, Inc.*	10	(911)
Accenture plc — Class A	20	(1,099)
NVIDIA Corp.*	90	(1,661)
Corning, Inc.	100	(2,063)
SunPower Corp. — Class A*	140	(2,400)
Alliance Data Systems Corp.*	30	(2,577)
Brocade Communications Systems, Inc.*	450	(2,768)
Cypress Semiconductor Corp.*	200	(3,876)
Ingram Micro, Inc. — Class A*	220	(4,627)
Jabil Circuit, Inc.	240	(4,903)
Intersil Corp. — Class A	410	(5,104)
Yahoo!, Inc.*	370	(6,161)
Monster Worldwide, Inc.*	530	(8,427)
Genpact, Ltd.*	670	(9,702)
International Rectifier Corp.*	360	(11,902)
Novellus Systems, Inc.*	350	(12,996)
ON Semiconductor Corp.*	1,540	(15,200)
Itron, Inc.*	270	(15,239)
Molex, Inc.	630	(15,826)
Avnet, Inc.*	470	(16,022)
Rambus, Inc.*	820	(16,236)
Paychex, Inc.	520	(16,307)
Ciena Corp.*	630	(16,355)
MEMC Electronic Materials, Inc.*	1,270	(16,459)
Zebra Technologies Corp. — Class A*	420	(16,481)
Cadence Design Systems, Inc.*	1,740	(16,965)
IAC/InterActiveCorp.*	550	(16,990)
Western Union Co.	820	(17,031)
Adobe Systems, Inc.*	520	(17,243)
Teradyne, Inc.*	970	(17,276)
NCR Corp.*	920	(17,333)
ANSYS, Inc.*	320	(17,341)
Symantec Corp.*	940	(17,428)
Mastercard, Inc. — Class A	70	(17,620)
QLogic Corp.*	950	(17,622)
Autodesk, Inc.*	400	(17,644)
Advanced Micro Devices, Inc.*	2,100	(18,060)
Lam Research Corp.*	320	(18,131)
LSI Corp.*	2,690	(18,292)
Varian Semiconductor Equipment Associates, Inc.*	380	(18,495)
National Instruments Corp.	570	(18,679)
Electronic Arts, Inc.*	960	(18,749)
VeriFone Systems, Inc.*	1,850	(101,658)

Total Information Technology		(627,859)

Energy - (3.8)%
Devon Energy Corp.	10	(918)
Cobalt International Energy, Inc.*	60	(1,009)
Exxon Mobil Corp.	40	(3,365)
Patterson-UTI Energy, Inc.	220	(6,466)
Frontline Ltd.	270	(6,688)
Plains Exploration & Production Co.*	190	(6,884)
Schlumberger Ltd.	80	(7,461)
SandRidge Energy, Inc.*	780	(9,984)
Noble Energy, Inc.	140	(13,531)
Weatherford International Ltd.*	700	(15,820)
Chesapeake Energy Corp.	530	(17,765)
Ultra Petroleum Corp.*	370	(18,222)
Apache Corp.	140	(18,329)
Unit Corp.*	320	(19,824)
Denbury Resources, Inc.*	820	(20,008)
Continental Resources, Inc.*	280	(20,012)
Superior Energy Services, Inc.*	490	(20,090)
Southwestern Energy Co.*	470	(20,196)

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCK SOLD SHORT† — (36.6)% (continued)
Energy — (3.8)% (continued)
Comstock Resources, Inc.*	660	$(20,420)
Range Resources Corp.	350	(20,461)
Ensco plc ADR	1,220	(70,565)
Holly Corp.	1,180	(71,697)
Alpha Natural Resources, Inc.*	4,300	(255,291)

Total Energy		(665,006)

Utilities — (4.0)%
Entergy Corp.	10	(672)
DPL, Inc.	30	(822)
American Water Works Company, Inc.	150	(4,208)
Hawaiian Electric Industries, Inc.	290	(7,192)
Alliant Energy Corp.	340	(13,236)
Great Plains Energy, Inc.	670	(13,413)
Vectren Corp.	560	(15,232)
PG&E Corp.	370	(16,347)
Calpine Corp.*	1,050	(16,664)
Public Service Enterprise Group, Inc.	530	(16,700)
Exelon Corp.	410	(16,908)
Dominion Resources, Inc.	390	(17,433)
Southern Co.	460	(17,531)
Integrys Energy Group, Inc.	350	(17,679)
National Fuel Gas Co.	240	(17,760)
PPL Corp.	710	(17,963)
Wisconsin Energy Corp.	600	(18,300)
Energen Corp.	300	(18,936)
MDU Resources Group, Inc.	830	(19,065)
Ormat Technologies, Inc.	1,070	(27,103)
AES Corp.*	2,220	(28,860)
Constellation Energy Group, Inc.	950	(29,574)
AGL Resources, Inc.	2,850	(113,544)
Duke Energy Corp.	13,648	(247,711)

Total Utilities		(712,853)

Financials — (11)%
Regions Financial Corp.	40	(290)
State Street Corp.	10	(449)
Popular, Inc.*	180	(524)
Digital Realty Trust, Inc.	10	(581)
Invesco Ltd.	30	(767)
U.S. Bancorp	30	(793)
Eaton Vance Corp.	30	(967)
Commerce Bancshares, Inc.	30	(1,213)
IntercontinentalExchange, Inc.*	10	(1,235)
Bank of Hawaii Corp.	30	(1,435)
Wells Fargo & Co.	50	(1,585)
SunTrust Banks, Inc.	90	(2,596)
KeyCorp	310	(2,753)
Corporate Office Properties Trust	80	(2,891)
American National Insurance Co.	40	(3,167)
Synovus Financial Corp.	1,590	(3,816)
Principal Financial Group, Inc.	120	(3,853)
Equity Residential	70	(3,949)
Washington Federal, Inc.	250	(4,335)
TD Ameritrade Holding Corp.	220	(4,591)
Bank of New York Mellon Corp.	180	(5,377)
Lazard Ltd. — Class A	130	(5,405)
Janus Capital Group, Inc.	440	(5,487)
MSCI, Inc. — Class A*	150	(5,523)
City National Corp.	100	(5,705)
Allstate Corp.	180	(5,720)
Charles Schwab Corp.	330	(5,950)
Prudential Financial, Inc.	100	(6,158)
Plum Creek Timber Company, Inc.	150	(6,542)
Franklin Resources, Inc.	60	(7,505)
BOK Financial Corp.	150	(7,752)
First Citizens BancShares, Inc. — Class A	40	(8,023)
Host Hotels & Resorts, Inc.	490	(8,629)
HCP, Inc.	260	(9,864)
First Horizon National Corp.	1,040	(11,658)
Assured Guaranty Ltd.	800	(11,920)
Jefferies Group, Inc.	490	(12,221)
Brown & Brown, Inc.	490	(12,642)
Kimco Realty Corp.	690	(12,655)
Everest Re Group Ltd.	150	(13,227)
Greenhill & Company, Inc.	210	(13,816)
Cullen	240	(14,165)
White Mountains Insurance Group Ltd.	40	(14,568)
Citigroup, Inc.*	3,560	(15,735)
CB Richard Ellis Group, Inc. — Class A*	590	(15,753)
NYSE Euronext	460	(16,178)
Capitol Federal Financial, Inc.	1,440	(16,229)
East West Bancorp, Inc.	740	(16,250)
Liberty Property Trust	500	(16,450)
Markel Corp.*	40	(16,578)
Hartford Financial Services Group, Inc.	620	(16,697)
American Express Co.	370	(16,724)
Weyerhaeuser Co.	690	(16,974)
MetLife, Inc.	380	(16,997)
TCF Financial Corp.	1,080	(17,129)
Regency Centers Corp.	400	(17,392)
Vornado Realty Trust	200	(17,500)
SLM Corp.*	1,160	(17,748)
Duke Realty Corp.	1,270	(17,793)
Marsh & McLennan Companies, Inc.	600	(17,886)
AON Corp.	340	(18,006)
Progressive Corp.	860	(18,172)
Genworth Financial, Inc. — Class A*	1,360	(18,306)
XL Group plc — Class A	750	(18,450)
Leucadia National Corp.	510	(19,145)
W.R. Berkley Corp.	600	(19,326)
Associated Banc-Corp.	1,310	(19,454)
Lincoln National Corp.	650	(19,526)
Valley National Bancorp	1,660	(23,174)
Fulton Financial Corp.	2,100	(23,331)
BB&T Corp.	850	(23,333)
TFS Financial Corp.	2,270	(24,107)
People’s United Financial, Inc.	2,070	(26,041)
Nara Bancorp, Inc.*	5,310	(51,082)
Comerica, Inc.	3,580	(131,458)
First Niagara Financial Group, Inc.	10,170	(138,109)
Hancock Holding Co.	6,280	(206,235)
Ventas, Inc.	5,260	(285,618)

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCK SOLD SHORT† - (36.6)% (continued)
Financials — (11)% (continued)
Bank of Montreal	4,890	$(317,752)

Total Financials		(1,938,940)

Total Common Stock Sold Short
(Proceeds $5,721,031)		(6,430,435)

EXCHANGE TRADED FUNDS SOLD SHORT — (12%)
iShares MSCI Singapore Index Fund	40	(547)
iShares MSCI South Africa Index Fund	19	(1,386)
iShares MSCI Belgium Investable Market Index Fund	179	(2,526)
iShares MSCI Japan Index Fund	357	(3,681)
iShares MSCI Taiwan Index Fund	286	(4,253)
Market Vectors Gold Miners ETF	104	(6,246)
iShares MSCI Turkey Index Fund	130	(8,299)
iShares MSCI Hong Kong Index Fund	450	(8,519)
iPath MSCI India Index ETN	220	(15,954)
iShares MSCI Brazil Index Fund	240	(18,595)
iShares MSCI BRIC Index Fund	390	(19,621)
iShares MSCI Germany Index Fund	880	(22,836)
iShares MSCI Mexico Investable Market Index Fund	390	(24,511)
Powershares QQQ Trust Series 1	569	(32,678)
iShares MSCI EAFE Index Fund	550	(33,050)
iShares Russell 1000 Growth Index Fund	887	(53,637)
iShares MSCI Spain Index Fund	1,273	(54,001)
iShares MSCI Italy Index Fund	3,170	(58,899)
iShares MSCI EMU Index Fund	1,790	(69,345)
iShares Dow Jones US Real Estate Index Fund	1,957	(116,246)
iShares Russell 1000 Value Index Fund	2,669	(183,280)
iShares Russell 2000 Index Fund	3,943	(331,882)
SPDR S&P 500 ETF Trust	7,924	(1,050,009)

Total Exchange Traded Funds Sold Short (Proceeds $1,759,671)		(2,120,001)

Cash & Other Assets, Less Liabilities - 52.4%
%		9,223,771

Total Net Assets - 100.0%		$17,602,416

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2011 Cotton #2 Futures Contracts
(Aggregate Value of Contracts $530,000)	8	$177,961
October 2011 RBOB Gasoline Futures Contracts
(Aggregate Value of Contracts $363,409)	3	95,195
September 2011 SoyBean Futures Contracts
(Aggregate Value of Contracts $421,875)	6	71,101
July 2011 Sugar #11 Futures Contracts
(Aggregate Value of Contracts $308,616)	11	60,264
September 2011 Corn Futures Contracts
(Aggregate Value of Contracts $360,388)	11	52,224
October 2011 Lean Hogs Futures Contracts
(Aggregate Value of Contracts $260,680)	7	45,543
June 2012 WTI Crude Futures Contracts
(Aggregate Value of Contracts $427,440)	4	40,133
September 2011 Coffee Futures Contracts
(Aggregate Value of Contracts $101,512)	1	31,971
May 2011 Soybean Oil Futures Contracts
(Aggregate Value of Contracts $105,660)	3	26,952
May 2011 Silver Futures Contracts
(Aggregate Value of Contracts $188,775)	1	23,847
June 2011 Live Cattle Futures Contracts
(Aggregate Value of Contracts $580,680)	12	10,992
April 2012 Natural Gas Futures Contracts
(Aggregate Value of Contracts $292,440)	6	10,766
May 2011 LME Lead Futures Contracts
(Aggregate Value of Contracts $67,838)	1	2,909
June 2011 LME Primary Aluminum Futures Contracts
(Aggregate Value of Contracts $132,238)	2	2,306
June 2011 Heating Oil Futures Contracts
(Aggregate Value of Contracts $130,733)	1	1,576
June 2011 Gold 100 Oz Futures Contracts
(Aggregate Value of Contracts $143,770)	1	887

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
December 2011 Wheat Futures Contracts
(Aggregate Value of Contracts $259,950)	6	$(29,070)

(Total Aggregate Value of Contracts $4,676,004)		$625,557

FUTURES CONTRACTS PURCHASED†
June 2011 Russell 2000 Index Mini Futures Contracts
(Aggregate Value of Contracts $1,598,280)	19	78,912
June 2011 S&P MidCap 400 Index Mini Futures Contracts
(Aggregate Value of Contracts $1,580,160)	16	44,929
June 2011 U.S. Treasury 10 Year Note Futures Contracts
(Aggregate Value of Contracts $3,685,125)	31	2,861
August 2011 Volatility Index Futures Contracts
(Aggregate Value of Contracts $3,315,200)	148	(185,884)

(Total Aggregate Value of Contracts $10,178,765)		$(59,182)

FUTURES CONTRACTS SOLD SHORT†
April 2011 Volatility Index Futures Contracts
(Aggregate Value of Contracts $1,756,300)	91	153,246
June 2011 U.S. Treasury 2 Year Note Futures Contracts
(Aggregate Value of Contracts $13,297,047)	61	865
June 2011 S&P 500 Index Mini Futures Contracts
(Aggregate Value of Contracts $3,237,063)	49	(46,894)

(Total Aggregate Value of Contracts $18,290,410)		$107,217

COMMODITY FUTURES CONTRACTS SOLD SHORT†
March 2012 Cocoa Futures Contracts
(Aggregate Value of Contracts $61,080)	2	(447)
June 2011 LME Zinc Futures Contracts
(Aggregate Value of Contracts $58,962)	1	(722)
March 2012 Sugar #11 Futures Contracts
(Aggregate Value of Contracts $265,776)	10	(5,153)
July 2011 Corn Futures Contracts
(Aggregate Value of Contracts $280,400)	8	(9,089)
October 2011 Live Cattle Futures Contracts
(Aggregate Value of Contracts $250,800)	5	(12,816)
December 2011 Natural Gas Futures Contracts
(Aggregate Value of Contracts $399,840)	8	(13,275)
May 2011 RBOB Gasoline Futures Contracts
(Aggregate Value of Contracts $260,425)	2	(13,975)
September 2011 Wheat Futures Contracts
(Aggregate Value of Contracts $251,400)	6	(15,470)
July 2011 Soybean Futures Contracts
(Aggregate Value of Contracts $284,200)	4	(15,763)
May 2011 WTI Crude Futures Contracts
(Aggregate Value of Contracts $319,770)	3	(18,279)
May 2011 Cotton #2 Futures Contracts
(Aggregate Value of Contracts $300,345)	3	(24,243)
May 2011 Lean Hogs Futures Contracts
(Aggregate Value of Contracts $247,380)	6	(46,300)

(Total Aggregate Value of Contracts $2,980,378)		$(175,532)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2011 Euro Mini Futures Contracts
(Aggregate Value of Contracts $176,912)	2	(3,410)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	All or a portion of this security is pledged as short security collateral at March 31, 2011.

2	Repurchase Agreements — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Consolidated
Schedule of Investments	Specialty Fund
March 31, 2011 (Unaudited)	Commodities Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 28.7%
Federal Home Loan Bank[1]
0.09% due 04/06/11	$2,000,000	$1,999,976
Fannie Mae[2]
0.07% due 05/04/11	1,000,000	999,936
0.08% due 05/10/11	1,000,000	999,913
Farmer Mac[1]
0.07% due 04/12/11	1,000,000	999,979
Federal Farm Credit Bank[1]
0.07% due 04/19/11	1,000,000	999,965

Total Federal Agency Discount Notes (Cost $5,999,769)		5,999,769

REPURCHASE AGREEMENTS††,3 - 60.2%
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	2,786,721	2,786,721
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	2,510,405	2,510,405
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	2,510,405	2,510,405
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	2,510,405	2,510,405
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	2,245,937	2,245,937

Total Repurchase Agreements (Cost $12,563,873)		12,563,873

Total Investments - 88.9% (Cost $18,563,642)		$18,563,642
Cash & Other Assets, Less Liabilities - 11.1%		2,328,806

Total Net Assets - 100.0%		$20,892,448

		Unrealized
	Contracts	Gain
COMMODITY FUTURES CONTRACTS PURCHASED†
April 2011 Goldman Sachs IDX Futures Contracts
(Aggregate Value of Contracts $19,447,250)	107	$51,806
June 2011 WTI Crude Futures Contracts
(Aggregate Value of Contracts $1,392,300)	13	2,924

(Total Aggregate Value of Contracts $20,839,550)		$54,730

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

3	Repurchase Agreements — See Note 2.

Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	U.S. Long Short Momentum Fund

	Shares	Value
COMMON STOCKS† - 98.8%
Industrials - 49.7%
General Electric Co.	66,620	$1,335,731
Siemens AG ADR	7,690	1,056,145
Fastenal Co.	12,340	800,002
3M Co.	8,240	770,440
WW Grainger, Inc.	5,480	754,486
Caterpillar, Inc.	6,560	730,456
Fluor Corp.	9,770	719,658
Deere & Co.	5,570	539,677
Jacobs Engineering Group, Inc.*	9,730	500,414
KBR, Inc.	13,220	499,319
Masco Corp.	35,790	498,197
Danaher Corp.	9,530	494,607
Owens Corning*	12,550	451,675
MSC Industrial Direct Co. — Class A	6,380	436,839
WESCO International, Inc.*	6,980	436,250
Illinois Tool Works, Inc.	7,980	428,686
Quanta Services, Inc.*	19,000	426,170
Tyco International Ltd.	9,460	423,524
Chicago Bridge & Iron Company N.V.	10,330	420,018
Cummins, Inc.	3,580	392,440
URS Corp.*	8,240	379,452
Lennox International, Inc.	7,130	374,895
United Rentals, Inc.*	11,170	371,738
Union Pacific Corp.	3,750	368,738
Eaton Corp.	6,560	363,686
Armstrong World Industries, Inc.	7,740	358,130
Textainer Group Holdings Ltd.	9,430	350,419
Watsco, Inc.	5,020	349,944
Aecom Technology Corp.*	12,550	348,012
PACCAR, Inc.	6,480	339,228
Ingersoll-Rand plc	7,020	339,136
GATX Corp.	8,770	339,048
Parker Hannifin Corp.	3,480	329,486
RSC Holdings, Inc.*	22,740	327,001
Shaw Group, Inc.*	9,000	318,690
Canadian National Railway Co.	4,170	313,876
Dover Corp.	4,450	292,543
AO Smith Corp.	6,540	289,984
Applied Industrial Technologies, Inc.	8,670	288,364
EMCOR Group, Inc.*	9,270	287,092
Joy Global, Inc.	2,900	286,549
CSX Corp.	3,630	285,318
CNH Global N.V.	5,820	282,561
USG Corp.*	16,690	278,055
TAL International Group, Inc.	7,530	273,113
Norfolk Southern Corp.	3,900	270,153
Textron, Inc.	9,550	261,575
Kaman Corp.	7,190	253,088
Aircastle Ltd.	20,770	250,694
Simpson Manufacturing Company, Inc.	8,500	250,410
MasTec, Inc.*	11,990	249,392
Beacon Roofing Supply, Inc.*	11,930	244,207
Bucyrus International, Inc. — Class A	2,420	221,309
Pall Corp.	3,840	221,222
Flowserve Corp.	1,670	215,096
Tutor Perini Corp.	8,690	211,688
Granite Construction, Inc.	7,120	200,072
Griffon Corp.*	14,860	195,112
Insituform Technologies, Inc. — Class A*	7,200	192,600
Interline Brands, Inc.*	9,330	190,332
Quanex Building Products Corp.	9,390	184,326
Trex Company, Inc.*	5,350	174,517
Universal Forest Products, Inc.	4,750	174,087
Ameron International Corp.	2,350	164,007
Layne Christensen Co.*	4,610	159,045
Dycom Industries, Inc.*	8,950	155,193
Carlisle Companies, Inc.	3,480	155,034
Hertz Global Holdings, Inc.*	8,720	136,294
Kansas City Southern*	2,330	126,869
Apogee Enterprises, Inc.	9,580	126,360
J.B. Hunt Transport Services, Inc.	2,770	125,813
Raven Industries, Inc.	1,710	105,028
NCI Building Systems, Inc.*	7,960	100,853
Ryder System, Inc.	1,700	86,020
Genesee & Wyoming, Inc. — Class A*	1,390	80,898
Landstar System, Inc.	1,730	79,026
Con-way, Inc.	1,990	78,187
Old Dominion Freight Line, Inc.*	2,130	74,742
Dollar Thrifty Automotive Group, Inc.*	1,110	74,070
Avis Budget Group, Inc.*	4,120	73,789
Amerco, Inc.*	43	4,171

Total Industrials		26,115,071

Consumer Discretionary - 22.9%
Amazon.com, Inc.*	8,529	1,536,329
Johnson Controls, Inc.	21,460	892,092
Priceline.com, Inc.*	1,716	869,051
Netflix, Inc.*	2,634	625,127
Magna International, Inc. — Class A	12,760	611,332
BorgWarner, Inc.*	6,750	537,908
Liberty Media Corp — Interactive*	31,535	505,821
TRW Automotive Holdings Corp.*	8,110	446,699
Expedia, Inc.	18,283	414,293
Autoliv, Inc.	5,550	411,977
Lear Corp.	7,840	383,141
Gentex Corp.	12,010	363,302
Goodyear Tire & Rubber Co.*	23,390	350,382
Federal-Mogul Corp.*	11,950	297,555
Tenneco, Inc.*	6,690	283,990
NIKE, Inc. — Class B	3,610	273,277
Dana Holding Corp.*	15,340	266,763
HSN, Inc.*	7,170	229,655
Shutterfly, Inc.*	4,386	229,651
Cooper Tire & Rubber Co.	8,520	219,390
Coach, Inc.	3,810	198,272
VF Corp.	1,700	167,501
American Axle & Manufacturing Holdings, Inc.*	13,150	165,559
Blue Nile, Inc.*	2,768	149,444
Modine Manufacturing Co.*	9,170	148,004

Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	U.S. Long Short Momentum Fund

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Consumer Discretionary - 22.9% (continued)
Polo Ralph Lauren Corp. — Class A	1,160	$143,434
Iconix Brand Group, Inc.*	6,430	138,116
Fossil, Inc.*	1,340	125,491
Phillips-Van Heusen Corp.	1,640	106,649
Overstock.com, Inc.*	6,387	100,404
PetMed Express, Inc.	6,241	98,982
Deckers Outdoor Corp.*	1,080	93,042
NutriSystem, Inc.	6,076	88,041
Hanesbrands, Inc.*	3,040	82,202
Under Armour, Inc. — Class A*	1,200	81,660
Warnaco Group, Inc.*	1,400	80,066
Columbia Sportswear Co.	1,210	71,898
Wolverine World Wide, Inc.	1,850	68,968
CROCS, Inc.*	3,800	67,792
Carter’s, Inc.*	2,280	65,276
Vitacost.com, Inc.*,†††,1	15,999	8,000

Total Consumer Discretionary		11,996,536

Energy - 15.5%
Schlumberger Ltd.	10,330	963,376
Halliburton Co.	11,940	595,090
National Oilwell Varco, Inc.	6,270	497,023
Baker Hughes, Inc.	6,680	490,513
Tenaris S.A. ADR	8,920	441,183
Transocean Ltd.*	5,290	412,356
Weatherford International Ltd.*	14,630	330,638
Exxon Mobil Corp.	3,770	317,170
Cameron International Corp.*	5,460	311,766
Noble Corp.	6,450	294,249
FMC Technologies, Inc.*	2,950	278,716
Diamond Offshore Drilling, Inc.	3,490	271,173
Nabors Industries Ltd.*	8,570	260,357
Pride International, Inc.*	5,580	239,661
Helmerich & Payne, Inc.	3,470	238,354
Chevron Corp.	2,110	226,677
McDermott International, Inc.*	8,520	216,323
Petroleo Brasileiro S.A. ADR	4,690	189,617
Total S.A. ADR	3,060	186,568
BP plc ADR	4,010	177,002
Royal Dutch Shell plc ADR	2,420	176,321
ConocoPhillips	2,090	166,907
Occidental Petroleum Corp.	1,380	144,196
Canadian Natural Resources Ltd.	2,310	114,183
Apache Corp.	850	111,282
Anadarko Petroleum Corp.	1,210	99,123
Marathon Oil Corp.	1,820	97,024
Devon Energy Corp.	1,040	95,441
EOG Resources, Inc.	740	87,697
Hess Corp.	990	84,358

Total Energy		8,114,344

Utilities - 4.3%
Oneok, Inc.	3,980	266,182
National Fuel Gas Co.	3,350	247,900
Energen Corp.	3,360	212,083
UGI Corp.	5,810	191,149
AGL Resources, Inc.	4,400	175,296
Questar Corp.	10,010	174,674
Atmos Energy Corp.	5,110	174,251
Nicor, Inc.	2,880	154,656
Piedmont Natural Gas Company, Inc.	4,840	146,894
WGL Holdings, Inc.	3,600	140,400
New Jersey Resources Corp.	3,090	132,716
Southwest Gas Corp.	3,400	132,498
Northwest Natural Gas Co.	2,350	108,406

Total Utilities		2,257,105

Health Care - 3.6%
Cerner Corp.*	4,560	507,072
Allscripts Healthcare Solutions, Inc.*	15,800	331,642
SXC Health Solutions Corp.*	5,700	312,360
athenahealth, Inc.*	4,640	209,403
Emdeon, Inc. — Class A*	11,647	187,633
Medidata Solutions, Inc.*	5,180	132,453
MedAssets, Inc.*	7,342	112,112
Quality Systems, Inc.	1,296	108,009
Computer Programs & Systems, Inc.	143	9,192

Total Health Care		1,909,876

Financials - 2.8%
Brookfield Asset Management, Inc. — Class A	12,810	415,812
Brookfield Properties Corp.	15,440	273,597
CB Richard Ellis Group, Inc. — Class A*	10,160	271,272
Jones Lang LaSalle, Inc.	1,900	189,506
Forestar Group, Inc.*	8,492	161,518
Forest City Enterprises, Inc. — Class A*	7,840	147,627
China Housing & Land Development, Inc.*	12,360	24,164

Total Financials		1,483,496

Total Common Stocks (Cost $44,515,507)		51,876,428

Total Investments - 98.8% (Cost $44,515,507)		$51,876,428
Cash & Other Assets, Less Liabilities - 1.2%		634,558

Total Net Assets - 100.0%		$52,510,986

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $660,625)	10	$(12,929)

*	Non-income producing security

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.

†††	Value determined based on Level 3 inputs — See Note 3.

1	Illiquid security.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	International Long Short Select Fund

	Shares	Value
COMMON STOCKS† - 89.2%
Consumer Discretionary - 18.2%
Valeo S.A.[1]	2,922	$170,441
Kabel Deutschland Holding AG*	2,772	146,939
Time Warner Cable, Inc. — Class A1	1,936	138,114
Kingfisher plc	28,412	112,080
Pioneer Corp.	26,300	109,392
Ford Motor Co.*,1	2,771	41,316

Total Consumer Discretionary		718,282

Financials - 13.0%
BNP Paribas[1]	2,392	174,971
Julius Baer Group Ltd.[1]	4,029	174,865
Credit Suisse Group AG1	3,890	165,317

Total Financials		515,153

Materials - 12.8%
Exxaro Resources Ltd.[1]	6,534	159,836
Osisko Mining Corp.*,2	9,500	136,792
Koninklijke DSM N.V.	2,222	136,539
Mongolian Mining Corp.*	57,500	73,478

Total Materials		506,645

Energy - 11.1%
CNOOC Ltd.	66,000	166,304
El Paso Corp.[1]	8,200	147,600
Royal Dutch Shell plc — Class A	3,472	126,103

Total Energy		440,007

Information Technology - 9.9%
Apple, Inc.*,1	364	126,836
Sage Group plc	21,651	96,593
STMicroelectronics N.V.	7,322	90,701
Wistron Corp.	47,434	75,088

Total Information Technology		389,218

Industrials - 6.7%
Yangzijiang Shipbuilding Holdings Ltd.	63,000	90,464
Neptune Orient Lines Ltd.	58,515	90,059
Amada Company Ltd.[1]	10,000	83,428

Total Industrials		263,951

Telecommunication Services - 6.4%
Vodafone Group plc	46,839	132,623
Koninklijke KPN N.V.	7,125	121,384

Total Telecommunication Services		254,007

Consumer Staples - 5.3%
Pernod-Ricard S.A.	1,177	109,935
Marine Harvest ASA	80,000	99,387

Total Consumer Staples		209,322

Health Care - 3.6%
Fresenius SE & Company KGaA	1,528	141,354
Utilities - 2.2%
Veolia Environnement S.A.[1]	2,769	86,106

Total Common Stocks
(Cost $3,147,596)		3,524,045

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,3 - 24.8%
BNP Paribas Securities Corp.
issued 03/31/11 at 0.05% due 04/01/11	$217,774	$217,774
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	196,181	196,181
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	196,181	196,181
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	196,181	196,181
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	175,514	175,514

Total Repurchase Agreements (Cost $981,831)		981,831

Total Long Investments - 114.0% (Cost $4,129,427)		$4,505,876

	Shares	Value
COMMON STOCK SOLD SHORT† - (36.9)%
Consumer Discretionary — (1.6)%
Esprit Holdings Ltd.	13,900	(63,795)

Industrials — (3.2)%
GS Yuasa Corp.	19,000	(126,309)

Consumer Staples — (4.4)%
Kao Corp.	7,000	(174,611)

Information Technology — (4.9)%
Logitech International S.A.*	4,100	(74,333)
Foxconn International Holdings Ltd.*	196,105	(117,736)

Total Information Technology		(192,069)

Materials — (5.8)%
Fibria Celulose S.A. ADR*	6,400	(105,088)
JFE Holdings, Inc.	4,200	(122,892)

Total Materials		(227,980)

Financials — (7.1)%
Bankinter S.A.	8,741	(59,962)
Banco de Sabadell S.A.	18,179	(79,539)
Commerzbank AG	18,118	(141,210)

Total Financials		(280,711)

Energy — (9.9)%
Overseas Shipholding Group, Inc.	1,400	(44,996)
Neste Oil Oyj	7,137	(147,181)
Showa Shell Sekiyu KK	19,300	(201,387)

Total Energy		(393,564)

Total Common Stock Sold Short (Proceeds $1,381,966)		(1,459,039)

Cash & Other Assets, Less Liabilities - 22.9%		905,901

Total Net Assets - 100.0%		$3,952,738

Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	International Long Short Select Fund

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	All or a portion of this security is pledged as short security collateral at March 31, 2011.

2	Security is a PFIC (Passive Foreign Investment Company).

3	Repurchase Agreements — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments

March 31, 2011 (Unaudited)	DWA Flexible Allocation Fund

	Shares	Value
EXCHANGE TRADED FUNDS† - 99.4%
SPDR S&P Oil & Gas Exploration & Production ETF	35,200	$2,270,400
iShares Dow Jones US Oil Equipment & Services Index Fund	33,210	2,252,302
First Trust Dow Jones Internet Index Fund	58,800	2,137,968
Vanguard Energy ETF	18,017	2,103,124
PowerShares DB Agriculture Fund	60,900	2,085,216
SPDR S&P Metals & Mining ETF	27,750	2,061,270
iShares Russell 2000 Growth Index Fund	21,150	2,016,441
iShares S&P MidCap 400 Growth Index Fund	18,250	2,013,888
PowerShares DB Commodity Index Tracking Fund*	63,200	1,928,232
iShares Dow Jones US Basic Materials Sector Index Fund	23,500	1,921,360
iShares S&P SmallCap 600	23,200	1,833,264
SPDR S&P Semiconductor ETF	31,000	1,815,670

Total Exchange Traded Funds
(Cost $22,256,499)		24,439,135

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 23.7%
BNP Paribas Securities Corp. issued 03/31/11 at 0.05% due 04/01/11	$1,291,353	1,291,353
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	1,163,309	1,163,309
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	1,163,309	1,163,309
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	1,163,309	1,163,309
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	1,040,756	1,040,756

Total Repurchase Agreements
(Cost $5,822,036)		5,822,036

Total Investments - 123.1% (Cost $28,078,535)		$30,261,171
Liabilities, Less Cash & Other Assets - (23.1)%		(5,679,916)

Total Net Assets - 100.0%		$24,581,255

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

Schedule of Investments

March 31, 2011 (unaudited)	DWA Sector Rotation Fund

	Shares	Value
EXCHANGE TRADED FUNDS† - 100.2%
United States of America - 80.3%
PowerShares Dynamic Energy Exploration & Production Portfolio	154,329	$4,268,741
PowerShares Dynamic Energy Sector Portfolio	92,750	4,076,363
PowerShares Dynamic Basic Materials Sector Portfolio	97,233	3,798,893
Powershares Dynamic Leisure & Entertainment Portfolio	187,513	3,588,999
iShares Dow Jones US Oil Equipment & Services Index Fund	48,700	3,302,834
SPDR S&P Semiconductor ETF	53,200	3,115,924
SPDR S&P Retail ETF	60,950	3,096,260
Powershares Dynamic Semiconductors Portfolio	168,040	2,950,782

Total United States of America		28,198,796

International - 19.9%
SPDR S&P International Industrials Sector ETF	119,700	3,526,601
SPDR S&P International Materials Sector ETF	111,250	3,484,350

Total International		7,010,951

Total Exchange Traded Funds
(Cost $30,237,404)		35,209,747

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.0%
BNP Paribas Securities Corp. issued 03/31/11 at 0.05% due 04/01/11	$39	39
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	36	36
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	36	36
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	36	36
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	32	32

Total Repurchase Agreements (Cost $179)		179

Total Investments - 100.2% (Cost $30,237,583)		$35,209,926
Liabilities, Less Cash & Other Assets - (0.2)%		(65,908)

Total Net Assets - 100.0%		$35,144,018

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Consolidation of Subsidiary
Each of the consolidated Schedules of Investment of the Managed Futures Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.
Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.
1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at their last bid price for twice a day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act which approximates market value. Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Open-ended investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, usually 4:00 p.m. on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the Broker quote.
The value of foreign equity swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price, at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote, at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds, if any, and distributions of net realized capital gains in all Funds, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. A short sale is a transaction in which a Fund sells an equity or fixed income security it doesn’t own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction.
When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Managed Futures Strategy Fund invests in options to gain index exposure. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

Multi-Hedge Strategies Fund writes (sells) options for hedging, income and speculation purposes. When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. Certain Funds invest in futures for liquidity and to gain index exposure. U.S. Long Short Momentum Fund also invests in futures for reasons mentioned above and as a hedge, while Multi-Hedge Strategies Fund invests in futures for income, hedging and speculation. These funds invest in stock or bond index futures, commodity futures, currency futures, or a combination of the four. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, these Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
G. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.
H. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
I. Certain Funds entered into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts, in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
J. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless SGI believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
K. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
L. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
M. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. At March 31, 2011, none of the Funds held forward currency contracts.
N. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
O. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
P. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at March 31, 2011, were as follows:
Repurchase Agreements

Counterparty and Terms of
Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Credit Suisse Group			U.S. Treasury Notes:
0.05%			0.38%
Due 04/01/11	$85,033,499	$85,033,617	09/30/12	$87,053,100	$86,836,359
BNP Paribus Securities Corp.			U.S. Treasury Note:
0.05%			1.00%
Due 04/01/11	55,503,415	55,503,492	12/31/11	56,052,300	56,613,538
HSBC Group			U.S. Treasury Bond:
0.07%			6.13%
Due 04/01/11	50,000,000	50,000,097	11/15/27	40,276,600	51,000,011
Mizuho Financial Group, Inc.			U.S. Treasury Bill:
0.06%			0.00%
Due 04/01/11	50,000,000	50,000,083	08/11/11	51,025,800	51,000,005
Deutsche Bank			U.S. Treasury Note:
0.05%			4.63%
Due 04/01/11	50,000,000	50,000,069	07/31/12	48,001,800	51,000,078

	$290,536,914	$290,537,358		$282,409,600	$296,449,992

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seek to assert its rights. The Fund’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
3. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets as of March 31, 2011:

	Level 1	Level 1	Level 2	Level 2	Level3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
All-Asset Moderate Strategy Fund	$17,013,060	$34,504	$4,007,328	$—	$—	$4,041,832
All-Asset Aggressive Strategy Fund	6,410,578	14,017	1,157,930	—	—	1,171,947
All-Asset Conservative Strategy Fund	8,613,322	15,607	$2,497,899	—	—	2,513,506
Alternative Strategies Allocation Fund	7,186,635	3,004	190,864	—	—	7,380,503
Amerigo Fund	191,858,299	—		—	—	191,858,299
Banking Fund	3,095,584	—	81,711	—	—	3,177,295
Basic Materials Fund	40,908,289	—	62,127	—	—	40,970,416
Biotechnology Fund	10,855,738	—	266,950	—	—	11,122,688
Clermont Fund	72,333,371	—	5,719,588	—	—	78,052,959
Commodities Strategy Fund	—	54,730	18,563,642	—	—	18,618,372
Consumer Products Fund	15,652,721	—	54,181	—	—	15,706,902
Dow 2x Strategy Fund	6,227,592	150,805	7,746,541	117,047	—	14,241,985
DWA Flexible Allocation Fund	24,439,135	—	5,822,036	—	—	30,261,171
DWA Sector Rotation Fund	35,209,747	—	179	—	—	35,209,926
Electronics Fund	8,877,194	—	74,507	—	—	8,951,701
Energy Fund	62,689,412	—	333,291	—	—	63,022,703
Energy Services Fund	55,709,809	—	376,894	—	—	56,086,703
Europe 1.25x Strategy Fund	4,588,673	107,269	3,852,803	—	—	8,548,745
Financial Services Fund	8,568,181	—	57,032	—	—	8,625,213
Government Long Bond 1.2x Strategy Fund	7,751,679	31,045	11,565,947	—	—	19,348,671
Health Care Fund	13,464,590	—	69,178	—	—	13,533,768
International Long Short Select Fund	3,524,045	—	981,831	—	—	4,505,876
Internet Fund	13,053,284	—	101,673	—	—	13,154,957
Inverse Dow 2x Strategy Fund	—	548	12,048,653	—	—	12,049,201
Inverse Government Long Bond Strategy Fund	—	78,618	26,541,113	—	—	26,619,731
Inverse Mid-Cap Strategy Fund	—	—	1,123,815	—	—	1,123,815
Inverse NASDAQ-100® Strategy Fund	—	—	9,713,402	—	—	9,713,402
Inverse Russell 2000® Strategy Fund	—	—	3,829,864	—	—	3,829,864
Inverse S&P 500 Strategy Fund	—	—	18,173,044	—	—	18,173,044
Japan 2x Strategy Fund	—	729,604	4,927,211	—	—	5,656,815
Leisure Fund	8,152,882	—	54,727	—	—	8,207,609
Managed Futures Strategy Fund	—	563,096	15,841,088	—	—	16,404,184
Mid-Cap 1.5x Strategy Fund	11,802,334	18,404	11,000,862	449,533	—	23,271,133
Multi-Hedge Strategies Fund	13,466,908	935,440	3,462,173	—	—	17,864,519
NASDAQ-100® 2x Strategy Fund	11,729,676	59,192	14,032,679	488,964	—	26,310,511
NASDAQ-100® Fund	37,995,183	28,797	16,708,111	189,735	—	54,921,826
Nova Fund	23,087,342	43,319	12,381,291	290,136	—	35,802,088
Precious Metals Fund	105,093,924	—	981,500	—	—	106,075,424
Real Estate Fund	23,102,046	—	—	—	—	23,102,046
Retailing Fund	5,745,416	—	36,243	—	—	5,781,659
Russell 2000® 1.5x Strategy Fund	2,058,470	82,628	18,702,721	673,357	10	21,517,186
Russell 2000® 2x Strategy Fund	797,907	23,022	2,946,375	156,422	5	3,923,731
S&P 500 2x Strategy Fund	13,215,347	53,492	7,080,056	228,445	—	20,577,340
S&P 500 Pure Growth Fund	54,066,185	—	269,105	—	—	54,335,290

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

S&P 500 Pure Value Fund	34,686,022	—	156,059	—	—	34,842,081
S&P MidCap 400 Pure Growth Fund	60,399,529	—	314,425	—	—	60,713,954
S&P MidCap 400 Pure Value Fund	27,340,767	—	97,763	—	—	27,438,530
S&P SmallCap 600 Pure Growth Fund	28,982,544	—	196,213	—	—	29,178,757
S&P SmallCap 600 Pure Value Fund	19,245,121	—	178,680	—	—	19,423,801
Select Allocation Fund	38,053,218	—	4,433,187	—	—	42,486,405
Strengthening Dollar 2x Strategy Fund	—	—	2,871,824	—	—	2,871,824
Technology Fund	15,861,192	—	99,271	—	—	15,960,463
Telecommunications Fund	9,934,602	—	50,023	—	—	9,984,625
Transportation Fund	7,411,064	—	13,101	—	—	7,424,165
U.S. Government Money Market Fund	—	—	213,131,914	—	—	213,131,914
U.S. Long Short Momentum Fund	51,868,428	—	—	—	8,000	51,876,428
Utilities Fund	14,012,199	—	66,419	—	—	14,078,618
Weakening Dollar 2x Strategy Fund	—	41,962	5,060,636	21,999	—	5,124,597
Liabilities
All-Asset Moderate Strategy Fund	—	3,570	—	—	—	3,570
All-Asset Aggressive Strategy Fund	—	1,443	—	—	—	1,443
All-Asset Conservative Strategy Fund	—	2,795	—	—	—	2,795
Alternative Strategies Allocation Fund	—	4,218	—	—	—	4,218
Amerigo Fund	—	—	—	—	—	—
Banking Fund	—	—	—	—	—	—
Basic Materials Fund	—	—	—	—	—	—
Biotechnology Fund	—	—	—	—	—	—
Clermont Fund	—	—	—	—	—	—
Commodities Strategy Fund	—	—	—	—	—	—
Consumer Products Fund	—	—	—	—	—	—
Dow 2x Strategy Fund	—	—	—	—	—	—
DWA Flexible Allocation Fund	—	—	—	—	—	—
DWA Sector Rotation Fund	—	—	—	—	—	—
Electronics Fund	—	—	—	—	—	—
Energy Fund	—	—	—	—	—	—
Energy Services Fund	—	—	—	—	—	—
Europe 1.25x Strategy Fund	—	—	—	—	—	—
Financial Services Fund	—	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—
International Long Short Select Fund	1,459,039	—	—	—	—	1,459,039
Internet Fund	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	152,857	—	152,857
Inverse Government Long Bond Strategy Fund	11,685,135	—	—	—	—	11,685,135
Inverse Mid-Cap Strategy Fund	—	10,745	—	15,490	—	26,235
Inverse NASDAQ-100® Strategy Fund	—	32,712	—	78,320	—	111,032
Inverse Russell 2000® Strategy Fund	—	28,802	—	68,618	—	97,420
Inverse S&P500 Strategy Fund	—	76,770	—	90,033	—	166,803

	Level 1	Level 1	Level 2	Level 2	Level3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Japan 2x Strategy Fund	—	116,753	—	—	—	116,753
Leisure Fund	—	—	—	—	—	—
Managed Futures Strategy Fund	—	108,214	—	—	—	108,214
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—	—
Multi-Hedge Strategies Fund	8,550,436	440,790	—	—	—	8,991,226
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—	—
NASDAQ-100® Fund	—	—	—	—	—	—
Nova Fund	—	—	—	—	—	—
Precious Metals Fund	—	—	—	—	—	—
Real Estate Fund	—	—	—	—	—	—
Retailing Fund	—	—	—	—	—	—
Russell 2000® 1.5x Strategy Fund	—	—	—	—	—	—
Russell 2000® 2x Strategy Fund	—	—	—	—	—	—
S&P500 2x Strategy Fund	—	—	—	—	—	—
S&P500 Pure Growth Fund	—	—	—	—	—	—
S&P500 Pure Value Fund	—	—	—	—	—	—
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—	—
Select Allocation Fund	—	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	14,941	—	12,750	—	27,691
Technology Fund	—	—	—	—	—	—
Telecommunications Fund	—	—	—	—	—	—
Transportation Fund	—	—	—	—	—	—
U.S. Government Money Market Fund	—	—	—	—	—	—
U.S. Long Short Momentum Fund	—	12,929	—	—	—	12,929
Utilities Fund	—	—	—	—	—	—
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective March 30, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the Levels as of the beginning of the period. As of March 31, 2011, Russell 2000® 1.5x Strategy Fund had a security with a total value of $20 transferred from Level 1 to Level 3. Russell 2000® 2x Fund had a security with a total value of $5 transferred from Level 1 to Level 3 and the U.S. Long Short Momentum Fund had a security with a total value of $8000 transferred from Level 1 to Level 3. The fair market values of these securities were adjusted due to a change in the securities valuation method. There were no other securities that transferred between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2011:
LEVEL 3 — Fair value measurement using significant unobservable inputs

Securities
Russell 2000® 2x Strategy Fund
Assets:
Beginning Balance	$—
Total realized gains or losses included in earnings	(53)
Total change in unrealized gains or losses included in earnings	(123)
Purchases, sales, issuances, and settlements (net)
Transfers in and/or out of Level 3	181

Ending Balance	$5

Russell 2000® 1.5x Strategy Fund
Assets:
Beginning Balance	$—
Total realized gains or losses included in earnings	(159)
Total change in unrealized gains or losses included in earnings	(258)
Purchases, sales, issuances, and settlements (net)
Transfers in and/or out of Level 3	427

Ending Balance	$10

U.S.Long Short Momentum Fund
Assets:
Beginning Balance	$—
Total realized gains or losses included in earnings	(9,945)
Total change in unrealized gains or losses included in earnings	(134,158)
Purchases, sales, issuances, and settlements (net)
Transfers in and/or out of Level 3	152,103

Ending Balance	$8,000

4. Acquisition of Security Benefit Corporation
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.), the Funds’ investment Advisor (the “Investment Advisor”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Advisor (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction did not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreement with the Investment Advisor and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
5. Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
6. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors II, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which operates under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors II, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.

Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Rydex Variable Trust

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President
Date May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President
Date May 25, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos , Vice President & Treasurer
Date May 25, 2011

*	Print the name and title of each signing officer under his or her signature.